              As filed with the Securities and Exchange Commission
                                October 29, 1998

                       1933 Act Registration No. 33-34154
                           1940 Act File No. 811-6082

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE              [X]
                             SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.                [ ]


                         Post-Effective Amendment No. 26              [X]

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940               [X]

                                Amendment No. 27                      [X]

                              THE RIVERFRONT FUNDS
                    (successor to The Riverfront Funds, Inc.)
               (Exact name of Registrant as specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
               (Address of Principal Executive Offices) (Zip Code)

                         Registrant's Telephone Number,
                       including Area Code: (614) 470-8000

                                Charles L. Booth
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
                         Immediately upon effectiveness

It is proposed that this filing will become effective:


[ ]         immediately upon filing pursuant to paragraph (b)

[ ]         on (date) pursuant to paragraph (b)

[ ]         60 days after filing pursuant to paragraph (a)(1)

[X]         on December 29, 1998 pursuant to paragraph (a)(1)

[ ]         75 days after filing pursuant to paragraph (a)(2)

[ ]         on (date) pursuant to paragraph (a)(2) of Rule 485.



            If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                     Title of Securities Being Registered:
           Shares of Beneficial Interest, without par value per share

                              CROSS-REFERENCE SHEET


           THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                   THE RIVERFRONT U.S. GOVERNMENT INCOME FUND
                          THE RIVERFRONT BALANCED FUND
                        THE RIVERFRONT INCOME EQUITY FUND
                    THE RIVERFRONT SMALL COMPANY SELECT FUND
                    THE RIVERFRONT LARGE COMPANY SELECT FUND

                                  Six Funds of
                              The Riverfront Funds




Cross-Reference Sheet pursuant to Rule 481 under the Securities Act of 1933.


Item Number in
Part A of Form N-1A                 Prospectus Caption
-------------------                 ------------------

       1                            Cover Page

       2                            Fee Table

       3                            Financial Highlights; Performance Data and
                                    Advertising

       4 Cover Page; The Trust and its Funds; The Funds' Investment Objectives and Policies

       5                            Management and Expenses; Additional
                                    Information

       5A                           Not Applicable

       6 The Trust and its Funds; Dividends and Taxes; Trust Shares; Pricing Shares

       7                            How to Buy Shares; Shareholder Services

       8                            How to Redeem Shares; How to Buy Shares

       9                            Not Applicable

                              THE RIVERFRONT FUNDS

           THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                   THE RIVERFRONT U.S. GOVERNMENT INCOME FUND
                        THE RIVERFRONT INCOME EQUITY FUND
                        THE RIVERFRONT SMALL COMPANY FUND
                    THE RIVERFRONT LARGE COMPANY SELECT FUND
                          THE RIVERFRONT BALANCED FUND

                       Supplement dated December 29, 1998,
                       to Prospectus dated April 30, 1998

         Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

         Effective December 29, 1998, The Riverfront Funds, Inc., a Maryland corporation, changed its form of organization from that of a Maryland corporation to an Ohio business trust by completing a reorganization with The Riverfront Funds, an Ohio business trust (the "Trust"), created for such purpose. Therefore all references to the "Company" and to "Directors" in the Prospectus are hereby deleted and are replaced with the "Trust" and "Trustees," respectively. In addition, as a part of such reorganization, the name of The Riverfront Stock Appreciation Fund was changed to The Riverfront Small Company Select Fund. Therefore, all references to "The Riverfront Stock Appreciation Fund" and the "Stock Appreciation Fund" are hereby deleted and are replaced with "The Riverfront Small Company Select Fund" and the "Small Company Fund," respectively.

                  The paragraph next to the heading "Shares Offered" at the top of page 4 of the Prospectus is hereby deleted and replaced with the following:

         Investors A shares of beneficial interest, without par value, of the Money Market Fund, and Investor A and Investor B shares of beneficial interest, without par value, of the Income Fund, the Balanced Fund, the Income Equity Fund, the Large Company Fund and the Small Company Fund, six separate series (collectively, the "Funds") of The Riverfront Funds, an Ohio business trust (the "Trust").

         The following financial highlights for each of the Funds for the six-month period ended June 30, 1998, are unaudited and are added at the end of the section entitled "FINANCIAL HIGHLIGHTS" in the Prospectus:

                                                            For the Six Months Ended June 30, 1998
                                                                         (Unaudited)
                                         -----------------------------------------------------------------------------
                                                                 Income Fund                 Income Equity Fund
                                          Money Market           -----------                 ------------------
                                             Fund         Investor A     Investor B     Investor A      Investor B
                                            -------       ----------     ----------     ----------      ----------
NET ASSET VALUE,
   BEGINNING OF PERIOD..............        $ 1.000          $ 9.48         $10.68         $11.68          $11.98
                                            -------          ------         ------         ------          ------

Investment Activities
   Net investment income............          0.024            0.24           0.21           0.05              --
   Net realized and unrealized gains
      (losses) from investments.....             --            0.05           0.05           0.56            0.57
                                            -------          ------         ------         ------          ------

     Total from Investment
         Activities.................          0.024            0.29           0.26           0.61            0.57
                                              -----          ------         ------         ------          ------

Distributions
   Net investment income............         (0.024)          (0.24)         (0.18)         (0.05)          (0.01)
   In excess of net investment
     income.........................             --              --             --             --              --
   Net realized gains...............             --              --             --          (0.14)          (0.14)
                                            -------          ------         ------         ------          ------

       Total Distributions..........         (0.024)          (0.24)         (0.18)         (0.19)          (0.15)
                                            -------          ------         ------         ------          ------

                                                            For the Six Months Ended June 30, 1998
                                                                         (Unaudited)
                                         -----------------------------------------------------------------------------
                                                                 Income Fund                 Income Equity Fund
                                          Money Market           -----------                 ------------------
                                             Fund         Investor A     Investor B     Investor A      Investor B
                                            -------       ----------     ----------     ----------      ----------
NET ASSET VALUE,
   END OF PERIOD....................       $ 1.000           $ 9.53         $10.76         $12.10          $12.40
                                           =======           ======         ======         ======          ======

Total Return (excludes
   sales/redemption charge).........          2.45%(a)         3.06%(a)       2.57%(a)       5.18%(a)        4.73%(a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...      $155,772          $45,831         $1,284        $84,402         $19,453
Ratio of expenses to average
   net assets.......................          0.67%(b)         1.14%(b)       1.95%(b)       1.76%(b)        2.54%(b)
Ratio of net investment income
   to average net assets............          4.90%(b)         4.97%(b)       4.16%(b)       0.79%(b)        0.01%(b)
Ratio of expenses to average
   net assets*......................          0.82%(b)         1.20%(b)       1.95%(b)       1.79%(b)             (d)
Ratio of net investment income
   to average net assets*...........          4.75%(b)         4.91%(b)       4.16%(b)       0.76%(b)             (d)
Portfolio turnover rate (c).........           N/A               76%            76%            66%             66%


                                            Balanced Fund             Small Company Fund              Large Company Fund
                                            -------------             ------------------              ------------------
                                     Investor A     Investor B    Investor A       Investor B     Investor A      Investor B
                                     ----------     ----------    ----------       ----------     ----------      ----------
NET ASSET VALUE,
   BEGINNING OF PERIOD..............    $12.30         $12.71        $ 9.17           $ 9.49         $11.34          $11.28
                                        ------         ------        ------           ------         ------          ------

Investment Activities
   Net investment income............      0.10           0.05         (0.04)           (0.07)         (0.02)          (0.05)
   Net realized and unrealized
     gains (losses) from
     investments....................      1.46           1.51          0.72             0.74           2.06            2.03
                                        ------         ------        ------           ------         ------          ------

     Total from Investment
         Activities.................      1.56           1.56          0.68             0.67           2.04            1.98
                                        ------         ------        ------           ------         ------          ------

Distributions
   Net investment income............     (0.10)         (0.05)        (1.18)           (1.18)            --              --
   Net realized gains...............     (0.08)         (0.08)           --               --             --              --
                                        ------         ------        ------           ------         ------          ------

       Total Distributions..........     (0.18)         (0.13)        (1.18)           (1.18)            --              --
                                        ------         ------        ------           ------         ------          ------

NET ASSET VALUE,
   END OF PERIOD....................    $13.68         $14.14        $ 8.67           $ 8.98         $13.38          $13.26
                                        ======         ======        ======           ======         ======          ======

Total Return (excludes
   sales/redemption charge).........     12.73%(a)      12.26%(a)      7.41%(a)         7.05%(a)      18.02%(a)       17.58%(a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...   $10,200        $12,339       $20,437           $1,486        $41,472          $5,447
Ratio of expenses to average
   net assets.......................      1.72%(b)       2.53%(b)      1.98%(b)         2.73%(b)       1.67%(b)        2.42%(b)
Ratio of net investment income
   to average net assets............      1.55%(b)       0.74%(b)     (0.77)%(b)       (1.57)%(b)     (0.30)%(b)      (1.05)%(b)
Ratio of expenses to average
   net assets*......................      1.88%(b)       2.63%(b)            (d)             (d)            (d)             (d)
Ratio of net investment income
   to average net assets*...........      1.39%(b)       0.64%(b)            (d)             (d)            (d)             (d)
Portfolio turnover rate (c).........        64%            64%           62%              62%            40%             40%

-------------------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursement had not occurred, the ratios would have been as indicated.

(a)      Not annualized.
(b)      Annualized
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)      There were no waivers or reimbursements during the period.

         The fourth and fifth sentences in the first paragraph under the heading "THE COMPANY AND ITS FUNDS" on page 20 of the Prospectus are hereby deleted and are replaced with the following:

         The Trust was originally incorporated as a Maryland corporation on March 27, 1990. On October 11, 1996, the Trust was organized to acquire all of the assets and liabilities of The Riverfront Funds, Inc., a Maryland corporation (the "Conversion"). On December 29, 1998, upon receipt of shareholder approval, pursuant to the terms of the Conversion, each Fund became a separate series of the Trust.

         The first paragraph under the heading "PRINCIPAL INVESTMENTS" on page 26 of the Prospectus is deleted and is replaced with the following:

                  The Small Company Fund, under normal market conditions, will have substantially all, but in no event less than 65%, of its total assets invested in common stocks of small companies, regardless of the movement of stock prices generally. For purposes of this policy, the Trust defines small companies to mean issuers with market capitalizations between $100 million and $1.5 billion. It is expected that such common stocks will normally be traded on exchanges or established over-the-counter markets.

         The fourth sentence in the second paragraph under the heading "PRINCIPAL INVESTMENTS" on page 26 of the Prospectus is hereby deleted.

         The fifth and sixth sentences under the heading "GENERAL" on page 39 of the Prospectus are hereby deleted.

         The first paragraph under the heading "WAIVER OF SALES CHARGES" on page 44 of the Prospectus is deleted and replaced with the following:

                  Investor A shares may also be sold, to the extent permitted by applicable law, at net asset value without the imposition of an initial sales charge to: (1) personal trust, employee benefit, agency and custodial (other than IRA) clients of Provident; (2) employees, officers and directors of Provident and the Distributor and the immediate families of each; (3) broker-dealers purchasing shares for their own accounts; (4) all affiliates of Provident, including American Financial Group, Inc., and any officers, directors or employees thereof and their immediate families; (5) corporations; (6) employees, and their immediate families, of any broker-dealer with which the Distributor enters into a dealer agreement to sell Investor A shares of the Company; (7) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc., or any of its affiliates, including the Distributor; (8) persons investing directly through the Distributor pursuant to a Systematic Investment Plan; and (9) persons investing directly through a discount brokerage firm which has entered into a dealer agreement with the Distributor. For purposes of this paragraph, "immediate family" means any child, stepchild, grandchild, parent, stepparent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law or sister-in-law, and includes adoptive relationships.

         The first sentence in the first paragraph under the heading "CHECKWRITING" on page 50 of the Prospectus is hereby amended to read as follows:

                  If requested on your account application and if you have your account directly with the Trust through the Distributor (e.g., not through a brokerage account), the Money Market Fund will establish a checking account for you with Provident.

         The following sentences are added at the end of the first paragraph under the heading "HOW TO REDEEM SHARES" on page 48 of the Prospectus: "Should a shareholder elect to have redemption proceeds wired, the Transfer Agent will reduce the amount of the redemption proceeds by the custodian's then current wire redemption charge (currently $15.00). In the absence of a request that the proceeds be wired, sent EFT or mailed to such bank account, they will be sent by check to the shareholder's address as it appears on the account registration."

         The fourth sentence in the first paragraph under the heading "CHECKWRITING" on page 50 of the Prospectus is hereby deleted and is replaced with the following: "You will receive daily dividends declared on the shares redeemed to cover your check until the day Provident instructs the Money Market Fund to redeem shares."

         The heading "BOARD OF DIRECTORS" and the paragraph thereunder on page 53 of the Prospectus are hereby deleted and replaced with the following:

         BOARD OF TRUSTEES

                  Overall responsibility for management of the Trust rests with its Board of Trustees. Unless so required by the Trust's Declaration of Trust or By-Laws or by Ohio law, at any given time all of the Trustees may not have been elected by the shareholders of the Trust. The Trust will be managed by the Trustees in accordance with the law of Ohio governing business trusts. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. Subject to the authority of the Board of Trustees, Provident, directly and through DRZ as subadviser with respect to the Income Equity Fund, supervises the investment programs of each Fund.

         The first sentence under the heading "COMPANY SHARES" on page 60 of the Prospectus is hereby deleted and replaced with the following: "The Trust presently offers six series of shares of beneficial interest, without par value (the "Funds")." The sixth sentence in such paragraph is hereby deleted and replaced with the following: "Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested."

         The second sentence in the fourth paragraph under the heading "COMPANY SHARES" on page 60 of the Prospectus is hereby deleted and replaced with the following: "The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust."

         The date in the first line of the first full paragraph on page 61 of the Prospectus is hereby changed from April 20, 1998 to October 23, 1998.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE

THE RIVERFRONT FUNDS, INC.
THE RIVERFRONT U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
THE RIVERFRONT U.S. GOVERNMENT
  INCOME FUND
THE RIVERFRONT INCOME EQUITY FUND
THE RIVERFRONT STOCK APPRECIATION FUND
THE RIVERFRONT LARGE COMPANY
  SELECT FUND
THE RIVERFRONT BALANCED FUND

PROSPECTUS APRIL 30, 1998

  The Riverfront Funds, Inc. (the "Company") is an open-end management investment company which currently issues six series of shares (individually, a "Fund" and collectively, the "Funds"), each having a different investment objective and investing in a different portfolio of securities. The Funds offered by the Company are: The Riverfront U.S. Government Securities Money Market Fund, The Riverfront U.S. Government Income Fund, The Riverfront Income Equity Fund, The Riverfront Stock Appreciation Fund, The Riverfront Large Company Select Fund and The Riverfront Balanced Fund.

  The Funds are offered both to customers of The Provident Bank ("Provident"), including personal trust, employee benefit, agency and custodial clients, and to the general public. Provident is a wholly owned subsidiary of Provident Financial Group, Inc. ("PFG"). Provident, directly or through a sub-investment adviser with respect to The Riverfront Income Equity Fund, serves as investment adviser to each of the Funds.

  SHARES OF THE FUNDS ARE NOT DEPOSITS OF, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PROVIDENT, PFG OR ANY OF THEIR AFFILIATES, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE VALUE OF THE RIVERFRONT U.S. GOVERNMENT INCOME FUND, THE RIVERFRONT INCOME EQUITY FUND, THE RIVERFRONT STOCK APPRECIATION FUND, THE RIVERFRONT LARGE COMPANY SELECT FUND AND THE RIVERFRONT BALANCED FUND SHARES MAY FLUCTUATE, AND WHEN REDEEMED THEIR VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID BY THE PURCHASER.

  AN INVESTMENT IN THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. WHILE THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND INTENDS TO MAINTAIN A NET ASSET VALUE PER SHARE OF $1.00, THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.

For Information Contact:
THE RIVERFRONT FUNDS, INC.
ONE EAST FOURTH STREET
CINCINNATI, OHIO 45202
CALL TOLL FREE 1-800-424-2295

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  This prospectus relates to each of the Funds and sets forth concisely information that a prospective investor should know about each Fund before investing. Investors should read and retain this prospectus for future reference.

  Additional information about the Company and the Funds is contained in a Statement of Additional Information and Appendix thereto dated as of the date hereof, which has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this prospectus. For a free copy of the Statement of Additional Information, or for other information about the Company and the Funds, write to the address or call the telephone number listed above.

  The Company is designed to enable investors to pursue financial goals through a choice of the following Funds:

  -- THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (the "Money Market Fund") seeks current income from U.S. Government short-term securities while preserving capital and maintaining liquidity. The dollar weighted average maturity of the Money Market Fund will not exceed 90 days.

  -- THE RIVERFRONT U.S. GOVERNMENT INCOME FUND (the "Income Fund") seeks a high level of current income, consistent with preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities. The Income Fund intends to invest in securities with dollar-weighted average durations of between three and seven years. The dollar-weighted average life of the Income Fund's securities is expected to be in the range of four to ten years.

  -- THE RIVERFRONT INCOME EQUITY FUND (the "Income Equity Fund") seeks a high level of investment income, with capital appreciation as a secondary objective, through investment primarily in income-producing equity securities of U.S. issuers. To provide investment advisory services to the Income Equity Fund, Provident has entered into a sub-investment advisory agreement with DePrince, Race & Zollo, Inc., Orlando, Florida.

  -- THE RIVERFRONT STOCK APPRECIATION FUND (the "Stock Appreciation Fund") seeks capital growth.

  -- THE RIVERFRONT LARGE COMPANY SELECT FUND (the "Large Company Fund") seeks long-term growth of capital with some current income as a secondary objective.

  -- THE RIVERFRONT BALANCED FUND (the "Balanced Fund") seeks long-term growth of capital with some current income as a secondary objective.

  The Money Market Fund, the Income Fund, the Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund are hereinafter collectively referred to as the "Funds" and individually as a "Fund."

  Each Fund, other than the Money Market Fund, offers two classes of shares. This prospectus describes the one class of shares of the Money Market Fund --Investor A shares, and the two classes of shares of each of the other Funds -- Investor A shares and Investor B shares.

          Table of Contents               Page
Prospectus Summary....................      4
Fee Table.............................      7
Financial Highlights..................     10
The Company and Its Funds.............     20
The Funds' Investment Objectives and
    Policies..........................     20
Investment Restrictions...............     35
Pricing Shares........................     38
How To Buy Shares.....................     39
Sales Charges.........................     41
Reduced Sales Charges -- Investor A
    Shares............................     42
Contingent Deferred Sales Charge --
    Investor B Shares.................     44
Other Purchase Information............     47
Exchanges.............................     47
How To Redeem Shares..................     48
Shareholder Services..................     51
Dividends and Taxes...................     51
Management and Expenses...............     53
Performance Data and Advertising......     59
Company Shares........................     60
Additional Information................     61

                               PROSPECTUS SUMMARY

Shares Offered.......................      Investor A shares of capital stock, $0.001 par value, of the
                                           Money Market Fund, and Investor A and Investor B shares of capital stock, $0.001 par value, of the Income Fund, the
                                           Income Equity Fund, the Stock Appreciation Fund, the Large
                                           Company Fund and the Balanced Fund, six separate series
                                           (collectively, the "Funds") of The Riverfront Funds, Inc., a
                                           Maryland corporation (the "Company").

Offering Price.......................      The public offering price of the INVESTOR A SHARES of the
                                           Money Market Fund is equal to the net asset value per share.
                                           The public offering price of INVESTOR A SHARES of each of
                                           the other Funds is equal to the net asset value per share
                                           plus a sales charge equal to 4.50% of the public offering
                                           price (4.71% of the net amount invested), reduced on
                                           investments of $100,000 or more (See "Sales Charges --
                                           Investor A Shares"). Under certain circumstances, the sales charge may be eliminated (See "Reduced Sales Charges --
                                           Investor A Shares").
                                           The public offering price of INVESTOR B SHARES of each of
                                           the Income Fund, the Income Equity Fund, the Stock
                                           Appreciation Fund, the Large Company Fund and the Balanced
                                           Fund is equal to the net asset value per share, but
                                           investors may be subject to a contingent deferred sales
                                           charge ranging from 4% to 1% when Investor B shares are
                                           redeemed within the first six years after purchase.

Minimum Purchase.....................      $1,000 minimum initial investment with $100 minimum subse-
                                           quent investments. Such minimum initial and subsequent
                                           investments are waived for employees of The Provident Bank and BISYS Fund Services Limited Partnership. Investor B
                                           shares may only be purchased in an amount of less than
                                           $250,000.

Type of Company......................      Each Fund is a diversified series of the Company, an
                                           open-end, management investment company.

Investment Objectives................      For the MONEY MARKET FUND, current income from U.S.
                                           Government short-term securities while preserving capital
                                           and maintaining liquidity.
                                           For the INCOME FUND, a high level of current income,
                                           consistent with preservation of capital, by investing
                                           primarily in securities issued or guaranteed by the U.S.
                                           Government, its agencies and instrumentalities, and in high quality fixed rate and adjustable rate mortgage-backed
                                           securities and other asset-backed securities.

                                           For the INCOME EQUITY FUND, a high level of investment
                                           income, with capital appreciation as a secondary objective, through investment primarily in income-producing equity
                                           securities of U.S. issuers.
                                           For the STOCK APPRECIATION FUND, capital growth.
                                           For the LARGE COMPANY FUND, long-term growth of capital with some current income as a secondary objective.
                                           For the BALANCED FUND, long-term growth of capital with some current income as a secondary objective.

Investment Policies..................      Under normal market conditions, the MONEY MARKET FUND
                                           invests at least 65% of its total assets in obligations
                                           issued or guaranteed as to principal and interest by the
                                           U.S. Government, its agencies or instrumentalities, and in repurchase agreements secured by such obligations.
                                           Under normal market conditions, the INCOME FUND invests
                                           primarily in securities issued or guaranteed by the U.S.
                                           Government, its agencies or instrumentalities and in high
                                           quality fixed rate and adjustable rate mortgage-backed
                                           securities and other asset-backed securities which are
                                           issued or guaranteed by the U.S. Government, its agencies or instrumentalities or are rated no lower than one of the
                                           three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO"), or if not so rated, are deemed to be of comparable quality.
                                           Under normal market conditions, the INCOME EQUITY FUND
                                           invests at least 65% of its total assets in common stocks
                                           and securities convertible into common stocks, such as bonds and preferred stocks, rated in one of the four highest
                                           rating categories by an NRSRO, or if not so rated, are
                                           deemed to be of comparable quality.
                                           Under normal market conditions, the STOCK APPRECIATION FUND invests at least 65% of its total assets in a portfolio of common stocks that, in the opinion of Provident based upon its analysis of various fundamental and technical standards, have appreciation potential.
                                           Under normal market conditions, the LARGE COMPANY FUND
                                           invests substantially all, but in no event less than 65%, of its total assets in common stocks and securities convertible into common stocks, such as bonds and preferred stocks, of issuers with market capitalizations of at least $4 billion.

                                           Under normal market conditions, the BALANCED FUND invests in common stocks, preferred stocks, fixed income securities and securities convertible into common stocks.

Risk Factors and Investment
  Techniques.........................      An investment in any of the Funds is subject to certain
                                           risks, as set forth in detail below under "Risk Factors and
                                           Investment Techniques." As with other mutual funds, there
                                           can be no assurance that any of the Funds will achieve its investment objective or objectives. The Funds, to the extent set forth under "Risk Factors and Investment Techniques,"
                                           may engage in the following practices: the use of repurchase and reverse repurchase agreements, entering into options and futures transactions, the lending of portfolio securities, the purchase of securities on a when-issued or
                                           delayed-delivery basis and investing in warrants, foreign
                                           securities and derivatives.

Investment Adviser...................      The Provident Bank ("Provident").

Sub-Investment Adviser...............      DePrince, Race & Zollo, Inc. ("DRZ"), with respect to the
                                           Income Equity Fund.

Dividends............................      For the Money Market Fund, dividends from net income are
                                           declared daily and generally paid monthly. For the Stock
                                           Appreciation Fund, dividends from net income, if any, are
                                           declared and generally paid semi-annually. For each of the other Funds, dividends from net income are declared and
                                           generally paid monthly. Net realized capital gains are
                                           distributed at least annually.

Distributor..........................      BISYS Fund Services Limited Partnership (the "Distributor").

                                   FEE TABLE

The purpose of the fee table is to assist investors in understanding the costs and expenses that an investor in a Fund will bear directly or indirectly. Such costs and expenses do not include any fees charged by Provident or any of its affiliates to its customers' accounts which may have invested in shares of the Funds. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Company Management and Expenses," "How to Buy Shares," "Sales Charges," "Reduced Sales Charges -- Investor A Shares" and "Distribution Plans."

                               INVESTOR A SHARES

                                                MONEY               INCOME       STOCK        LARGE
                                                MARKET    INCOME    EQUITY    APPRECIATION   COMPANY    BALANCED
                                                 FUND      FUND      FUND         FUND        FUND        FUND
                                                ------    ------    ------    ------------   -------    --------
SHAREHOLDER TRANSACTION EXPENSES
Sales Charge (as a percentage of offering
  price)......................................     0%      4.50%(1)  4.50%(1)     4.50%(1)    4.50%(1)    4.50%(1)
ANNUAL FUND EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
Investment Advisory Fees After Voluntary Fee
  Reduction...................................   .15%       .40%      .95%         .80%        .80%        .80%(2)
12b-1 Fees After Voluntary Fee Reduction......   .10(3)     .19(3)    .22(3)       .25         .25         .19(3)
Other Expenses................................   .39        .55       .58         1.06         .64         .87
                                                 ---       ----      ----         ----        ----        ----
Total Fund Operating Expenses After Voluntary
  Fee Reductions..............................   .64%      1.14%     1.75%       2.11%        1.69%       1.86%
                                                 ===       ====      ====         ====        ====        ====

---------------

(1) The sales charge applied to purchases of Investor A shares declines as the amount invested increases. In addition, all or a portion of the sales charge may be waived by the Distributor on certain sales of Investor A shares. See "Sales Charges -- Investor A Shares" and "Reduced Sales Charges -- Investor A Shares."

(2) Provident agreed with the Company to reduce voluntarily the amount of its investment advisory fee with respect to the Balanced Fund for the fiscal year ended December 31, 1997 and the fiscal year ending December 31, 1998. Absent such voluntary fee reduction, Investment Advisory Fees for the fiscal year ended December 31, 1997, would have been 0.90% for the Balanced Fund.

(3) The Distributor has agreed with the Company to reduce voluntarily the amount of its 12b-1 fees under the Investor A Plan, as described below, with respect to the Money Market, Income, Income Equity and Balanced Funds, for the fiscal year ended December 31, 1997, and the fiscal year ending December 31, 1998. Absent such voluntary fee reduction, 12b-1 Fees for such Funds would have been .25%.

                               INVESTOR B SHARES

                                                           INCOME      STOCK        LARGE
                                                  INCOME   EQUITY   APPRECIATION   COMPANY   BALANCED
                                                   FUND     FUND        FUND        FUND       FUND
                                                  ------   ------   ------------   -------   --------
SHAREHOLDER TRANSACTION EXPENSES
Deferred Sales Load (as a percentage of original
  purchase price or redemption proceeds, as
  applicable)(1)................................   4.00%    4.00%       4.00%       4.00%      4.00%
ANNUAL FUND EXPENSES (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
Investment Advisory Fees After Voluntary Fee
  Reduction.....................................    .40%     .95%        .80%        .80%       .80%(2)
12b-1 Fees......................................   1.00     1.00        1.00        1.00       1.00
Other Expenses..................................    .55      .60        1.06         .67        .92
                                                   ----     ----        ----        ----       ----
Total Fund Operating Expenses After Voluntary
  Fee Reduction.................................  1.95%%    2.55%       2.86%       2.47%      2.72%
                                                   ====     ====        ====        ====       ====

---------------

(1) A contingent deferred sales load ranging from 4% to 1% is charged with respect to Investor B shares redeemed within the first six years after purchase. See "Contingent Deferred Sales Charge -- Investor B Shares" below.

(2) Provident agreed with the Company to reduce voluntarily the amount of its investment advisory fee with respect to the Balanced Fund for the fiscal year ended December 31, 1997 and the fiscal year ending December 31, 1998. Absent such voluntary fee reduction, Investment Advisory Fees for the fiscal year ended December 31, 1997, would have been .90% for the Balanced Fund.

EXAMPLE(4) -- INVESTOR A SHARES

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:

                                       MONEY             INCOME      STOCK        LARGE
                                       MARKET   INCOME   EQUITY   APPRECIATION   COMPANY   BALANCED
                                        FUND     FUND     FUND        FUND        FUND       FUND
                                       ------   ------   ------   ------------   -------   --------
One Year.............................   $ 7      $ 56     $ 62        $ 65        $ 61       $ 63
Three Years..........................   $20      $ 80     $ 98        $108        $ 96       $101
Five Years...........................   $36      $105     $136        $153        $133       $141
Ten Years............................   $80      $177     $242        $278        $236       $253

EXAMPLE(4) -- INVESTOR B SHARES

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:

                                                INCOME      STOCK        LARGE
                                       INCOME   EQUITY   APPRECIATION   COMPANY   BALANCED
                                        FUND     FUND        FUND        FUND       FUND
                                       ------   ------   ------------   -------   --------
One Year.............................   $ 60     $ 66        $ 69        $ 65       $ 68
Three Years..........................   $101     $119        $129        $117       $124
Five Years...........................   $125     $156        $171        $152       $164
Ten Years............................   $206     $269        $300        $261       $284

You would pay the following expenses on the same investment, assuming no redemption:

                                                INCOME      STOCK        LARGE
                                       INCOME   EQUITY   APPRECIATION   COMPANY   BALANCED
                                        FUND     FUND        FUND        FUND       FUND
                                       ------   ------   ------------   -------   --------
One Year.............................   $ 20     $ 26        $ 29        $ 25       $ 28
Three Years..........................   $ 61     $ 79        $ 89        $ 77       $ 84
Five Years...........................   $105     $136        $151        $132       $144
Ten Years............................   $206     $269        $300        $261       $284

---------------

(4) The Commission requires use of a 5% annual return figure for purposes of the examples. Actual return for a Fund may be greater or less than 5%.

     AMOUNTS SHOWN IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. As a result of the payment of sales loads and Rule 12b-1 fees, long-term shareholders may pay more than the maximum front-end sales charge permitted by the Rules of the National Association of Securities Dealers, Inc. (the "NASD"). The NASD has adopted rules which generally limit the aggregate of any sales charges paid and payments under a Fund's Investor A and Investor B Distribution Plans to 6.25% of total new gross sales, plus interest. A Fund would stop accruing payments under a Distribution Plan if, to the extent, and for as long as, such limit would otherwise be exceeded.

     The information set forth in the foregoing Fee Tables and examples relates to the Investor A and Investor B Shares (except with respect to the Money Market Fund, which only has Investor A shares) of the Funds. The two classes of shares are subject to the same expenses except that the level of Rule 12b-1 fees and certain other class specific expenses paid by the holders of Investor A shares and Investor B shares differs.

                              FINANCIAL HIGHLIGHTS

     The Money Market Fund, the Income Fund, the Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund (formerly known as The Riverfront Flexible Growth Fund) are each a separate fund of the Company. The financial highlights of each of the Funds appear in the following Financial Highlights tables. Ernst & Young LLP, independent auditors, audited the financial highlights of each of these Funds for the fiscal years ended December 31, 1997, 1996 and 1995, except that, with respect to the Stock Appreciation Fund, Ernst & Young LLP audited the financial highlights for the three-month period ended December 31, 1995. Other auditors audited the financial highlights of each of the Funds for all of the other time periods in the Financial Highlights tables.

     The financial statements of the Funds and the report issued by Ernst & Young LLP on these financial statements appear in the Statement of Additional Information. Shareholders and prospective investors may obtain the Statement of Additional Information upon request.

     As of September 30, 1995, the Stock Appreciation Fund acquired all of the assets of each of the Stock Appreciation Fund and the Stock Growth Fund of MIM Mutual Funds, Inc., in exchange for the assumption of such Funds' stated liabilities and a number of full and fractional Investor A shares of the Stock Appreciation Fund having an aggregate net asset value equal to such Funds' net assets (the "Reorganization"). For accounting purposes, the MIM Stock Appreciation Fund is deemed to be the survivor of the Reorganization. The following financial highlights of the Stock Appreciation Fund for each of the fiscal years ended September 30, 1995, 1994, 1993, 1992, 1991, 1990, 1989 and
1988 have been audited by other auditors and, except for September 30, 1995 (the effective date of the Reorganization), reflect the operations of the MIM Stock Appreciation Fund prior to the Reorganization.

     On July 29, 1994, the shareholders of the Company approved the reclassification of the Funds' then outstanding shares into Investor A shares. Such reclassification was effective as of August 1, 1994.

          THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                               INVESTOR A SHARES

                                               YEARS ENDED DECEMBER 31,                         OCTOBER 1, 1992
                                       -----------------------------------------                TO DECEMBER 31,
                                         1997       1996       1995     1994(D)    1993(D)        1992(a)(d)
                                         ----       ----       ----     -------    -------      ---------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00         $  1.00
Investment Activities
Net Investment Income................     0.049      0.046      0.050       0.04       0.03            0.01
                                       --------   --------   --------   --------   --------         -------
Total from Investment
  Activities.........................     0.049      0.046      0.050       0.04       0.03            0.01
                                       --------   --------   --------   --------   --------         -------
Distributions
Net Investment Income................    (0.049)    (0.046)    (0.050)     (0.04)     (0.03)          (0.01)
                                       --------   --------   --------   --------   --------         -------
Total Distributions..................    (0.049)    (0.046)    (0.050)     (0.04)     (0.03)          (0.01)
                                       --------   --------   --------   --------   --------         -------
NET ASSET VALUE, END OF PERIOD.......  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00         $  1.00
                                       ========   ========   ========   ========   ========         =======
TOTAL RETURN.........................     5.02%       4.89%      5.52%      3.78%      2.90%           0.80%(b)
ANNUALIZED RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)......  $142,569   $181,017   $157,495   $149,374   $133,207         $37,083
Ratio of expenses to average net
  assets.............................     0.64%       0.59%      0.58%      0.51%      0.32%           0.01%(c)
Ratio of net investment income to
  average net assets.................     4.90%       4.78%      5.34%      3.70%      2.85%           3.09%(c)
Ratio of expenses to average net
  assets*............................     0.79%       0.84%      0.83%      0.80%      0.42%           0.68%(c)
Ratio of net investment income to
  average net assets*................     4.75%       4.53%      5.09%      3.41%      2.75%           2.42%(c)

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.
   (b) Not annualized.
   (c) Annualized.
   (d) Audited by other auditors.

THE RIVERFRONT U.S. GOVERNMENT INCOME FUND

                                                                                                     JANUARY 17,
                                               YEAR ENDED DECEMBER 31,                 YEAR ENDED      1995 TO
                                  -------------------------------------------------   DECEMBER 31,   DECEMBER 31,
                                           1997                      1996                 1995         1995(a)
                                  -----------------------   -----------------------   ------------   ------------
                                  INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B    INVESTOR A     INVESTOR B
                                  ----------   ----------   ----------   ----------    ----------     ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD...........   $  9.43      $ 10.64      $  9.71      $ 10.95       $  8.92        $ 10.00
Investment Activities
Net investment income...........      0.49         0.48         0.52         0.49          0.54           0.43
Net realized and unrealized
  gains (losses) from
  investments...................      0.14         0.14        (0.29)       (0.31)         0.79           0.94
                                   -------      -------      -------      -------       -------        -------
Total from Investment
  Activities....................      0.63         0.62         0.23         0.18          1.33           1.37
                                   -------      -------      -------      -------       -------        -------
Distributions
Net investment income...........     (0.50)       (0.49)       (0.51)       (0.49)        (0.54)         (0.42)
In excess of net investment
  income........................     (0.08)       (0.09)         -0-          -0-           -0-            -0-
                                   -------      -------      -------      -------       -------        -------
Total Distributions.............     (0.58)       (0.58)       (0.51)       (0.49)        (0.54)         (0.42)
                                   -------      -------      -------      -------       -------        -------
NET ASSET VALUE, END OF
  PERIOD........................   $  9.48      $ 10.68      $  9.43      $ 10.64       $  9.71        $ 10.95
                                   =======      =======      =======      =======       =======        =======
TOTAL RETURN (EXCLUDING
  SALES/REDEMPTION CHARGE)......      6.94%        6.07%        2.51%       1.72%         15.22%         13.96%(e)
ANNUALIZED RATIOS/
SUPPLEMENTAL DATA:
Net assets at end of period
  (000).........................   $49,017      $ 1,309      $33,694      $ 1,296       $36,538        $ 1,263
Ratio of expenses to average net
  assets........................      1.14%        1.95%        1.11%        1.96%         1.09%          1.90%(c)
Ratio of net investment income
  to average net assets.........      5.40%        4.56%        5.45%        4.59%         5.74%          4.80%(c)
Ratio of expenses to average net
  assets*.......................      1.20%        1.95%        1.20%        1.96%         1.18%          1.90%(c)
Ratio of net investment income
  to average net assets*........      5.34%        4.56%        5.36%        4.59%         5.65%          4.80%(c)
Portfolio turnover..............        71%(d)       71%(d)       53%(d)       53%(d)        75%(d)         75%(d)

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Investment operations and sales of shares to the public began on October 1, 1992.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents total return for the Investor A shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B shares from January 17, 1995 to December 31, 1995.

(f) Audited by other auditors.

                                                         AUGUST 9, 1990
                 YEARS ENDED DECEMBER 31,                      TO
     -------------------------------------------------    DECEMBER 31,
     1994(F)      1993(F)      1992(B)(F)      1991(F)     1990(a)(f)
     -------      -------      ----------      -------   --------------
     $  9.91      $  9.76       $ 10.00        $10.00        $10.00
        0.54         0.51          0.10          0.73          0.12
       (0.99)        0.20         (0.23)          -0-           -0-
     -------      -------       -------        ------        ------
       (0.45)        0.71         (0.13)         0.73          0.12
     -------      -------       -------        ------        ------
       (0.54)       (0.50)        (0.10)        (0.73)        (0.12)
         -0-        (0.06)        (0.01)          -0-           -0-
     -------      -------       -------        ------        ------
       (0.54)       (0.56)        (0.11)        (0.73)        (0.12)
     -------      -------       -------        ------        ------
     $  8.92      $  9.91       $  9.76        $10.00        $10.00
     =======      =======       =======        ======        ======
       (4.64)%       7.38%        (1.31)%         N/A           N/A
     $32,721      $30,078       $24,588        $   33        $    0
        0.86%        0.65%         0.66%         0.00%         1.67%(c)
        5.78%        5.05%         4.00%         7.34%         1.17%(c)
        1.14%        1.08%         1.06%          N/A           N/A
        5.49%        4.62%         3.60%          N/A           N/A
          83%         220%          117%            0%           0%

THE RIVERFRONT INCOME EQUITY FUND

                                                                                                                    JANUARY 17,
                                                         YEAR ENDED DECEMBER 31,                      YEAR ENDED      1995 TO
                                        ----------------------------------------------------------   DECEMBER 31,   DECEMBER 31,
                                                   1997                            1996                  1995         1995(a)
                                        --------------------------      --------------------------   ------------   ------------
                                        INVESTOR A      INVESTOR B      INVESTOR A      INVESTOR B    INVESTOR A     INVESTOR B
                                        ----------      ----------      ----------      ----------    ----------     ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................   $ 11.92         $ 12.16         $ 11.70         $ 11.85       $ 10.15         $10.00
Investment Activities
Net investment income.................      0.16            0.06            0.21            0.12          0.27           0.13
Net realized and unrealized gains from
  investments.........................      3.11            3.17            2.12            2.21          2.89           2.78
                                         -------         -------         -------         -------       -------         ------
Total from Investment Activities......      3.27            3.23            2.33            2.33          3.16           2.91
                                         -------         -------         -------         -------       -------         ------
Distributions
Net investment income.................     (0.16)          (0.06)          (0.21)          (0.12)        (0.27)         (0.13)
In excess of net investment income....       -0-             -0-             -0-             -0-           -0-            -0-
Net realized gains....................     (3.35)          (3.35)          (1.90)          (1.90)        (1.34)         (0.93)
In excess of net realized gains.......       -0-             -0-             -0-             -0-           -0-            -0-
                                         -------         -------         -------         -------       -------         ------
Total Distributions...................     (3.51)          (3.41)          (2.11)          (2.02)        (1.61)         (1.06)
                                         -------         -------         -------         -------       -------         ------
NET ASSET VALUE, END OF PERIOD........   $ 11.68         $ 11.98         $ 11.92         $ 12.16       $ 11.70         $11.85
                                         =======         =======         =======         =======       =======         ======
TOTAL RETURN (EXCLUDING
  SALES/REDEMPTION CHARGE)............     28.20%          27.19%          19.88%          19.67%        31.45%         29.28%(e)
ANNUALIZED RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000).....   $83,841         $17,563         $73,368         $ 7,632       $60,845         $2,833
Ratio of expenses to average net
  assets..............................      1.75%           2.55%           1.76%           2.48%         1.49%          2.46%(c)
Ratio of net investment income to
  average net assets..................      1.21%           0.40%           1.62%           0.88%         2.27%          1.12%(c)
Ratio of expenses to average net
  assets*.............................      1.80%           2.55%           1.85%           2.54%         1.74%          2.51%(c)
Ratio of net investment income to
  average net assets*.................      1.16%           0.40%           1.53%           0.82%         2.02%          1.07%(c)
Portfolio turnover....................       157%(d)         157%(d)         166%(d)         166%(d)       180%(d)        180%(d)
Average commission rate paid(g).......   $0.0544         $0.0544         $0.0541         $0.0541            --             --

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operation.

(b) Investment operations and sales of shares to the public began on October 1, 1992.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents total return for the Investor A shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B shares from January 17, 1995 to December 31, 1995.

(f) Audited by other auditors.

(g) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Disclosure is not required for periods ending prior to September 1, 1996.

                                                          AUGUST 9,
                 YEARS ENDED DECEMBER 31,                  1990 TO
     -------------------------------------------------   DECEMBER 31,
     1994(F)      1993(F)      1992(B)(F)      1991(F)    1990(a)(f)
     -------      -------      ----------      -------   ------------
     $ 10.63      $ 10.78       $ 10.00        $10.00       $10.00
        0.32         0.28          0.08          0.73         0.12
         -0-         1.01          0.80           -0-          -0-
     -------      -------       -------        ------       ------
        0.32         1.29          0.88          0.73         0.12
     -------      -------       -------        ------       ------
       (0.31)       (0.27)        (0.08)        (0.73)       (0.12)
         -0-        (0.03)        (0.01)          -0-          -0-
       (0.49)       (1.14)          -0-           -0-          -0-
         -0-          -0-         (0.01)          -0-          -0-
     -------      -------       -------        ------       ------
       (0.80)       (1.44)        (0.10)        (0.73)       (0.12)
     -------      -------       -------        ------       ------
     $ 10.15      $ 10.63       $ 10.78        $10.00       $10.00
     =======      =======       =======        ======       ======
        3.08%       12.11%         8.74%          N/A          N/A
     $34,965      $24,387       $12,262        $   43       $   40
        1.30%        1.47%         1.48%         0.00%        1.67%(c)
        2.93%        2.55%         3.16%         7.34%        1.17%(c)
        1.58%        1.64%         2.02%          N/A          N/A
        2.65%        2.38%         2.62%          N/A          N/A
         119%         145%           12%            0%           0%
          --           --            --            --           --

THE RIVERFRONT STOCK APPRECIATION FUND

                                                                                        FROM OCTOBER 1,   FROM OCTOBER 1,
                                                YEAR ENDED DECEMBER 31,                  1995 THROUGH      1995 THROUGH
                                  ---------------------------------------------------    DECEMBER 31,      DECEMBER 31,
                                           1997                       1996                  1995(B)         1995(A)(B)
                                  -----------------------   -------------------------   ---------------   ---------------
                                  INVESTOR A   INVESTOR B   INVESTOR A    INVESTOR B      INVESTOR A        INVESTOR B
                                  ----------   ----------   ----------    ----------      ----------        ----------
NET ASSET VALUE, BEGINNING OF
 PERIOD.........................   $  9.43      $  9.77       $  9.50       $  9.91         $ 10.00           $ 10.00
Investment Activities
Net investment loss.............     (0.04)       (0.08)        (0.14)        (0.15)          (0.01)            (0.01)
Net realized and unrealized
 gains (losses) from
 investments....................      1.75         1.77          1.10          1.04           (0.12)            (0.08)
                                   -------      -------       -------       -------         -------           -------
Total from Investment
 Activities.....................      1.71         1.69           .96          0.89           (0.13)            (0.09)
                                   -------      -------       -------       -------         -------           -------
Distributions
Net investment income...........       -0-          -0-           -0-           -0-             -0-               -0-
Net realized gains..............     (1.97)       (1.97)        (1.03)        (1.03)          (0.37)              -0-
Returns of capital..............       -0-          -0-           -0-           -0-             -0-               -0-
                                   -------      -------       -------       -------         -------           -------
Total Distributions.............     (1.97)       (1.97)          -0-         (1.03)          (0.37)              -0-
                                   -------      -------       -------       -------         -------           -------
NET ASSET VALUE, END OF
 PERIOD.........................   $  9.17      $  9.49       $  9.43       $  9.77         $  9.50           $  9.91
                                   =======      =======       =======       =======         =======           =======
TOTAL RETURN (EXCLUDING
 SALES/REDEMPTION CHARGE).......     18.79%       17.86%        10.17%         9.05%          (1.20)%(c)        (0.90)%(c)
ANNUALIZED RATIOS/
 SUPPLEMENTAL DATA:
Net assets at end of period
 (000s).........................   $24,312      $ 1,265       $31,227       $   687         $40,995           $    72
Ratio of expenses to average net
 assets.........................      2.11%        2.86%         1.91%         2.64%           1.76% (d)         2.30% (d)
Ratio of net investment income
 to average net assets..........     (0.43)%      (1.20)%       (1.25)%       (2.01)%         (0.49)%(d)        (1.69)%(d)
Ratio of expenses to average net
 assets*........................        (g)          (g)           (g)           (g)           1.77% (d)         2.39% (d)
Ratio of net investment income
 to average net assets*.........        (g)          (g)           (g)           (g)          (0.50)%(d)        (1.78)%(d)
Portfolio turnover..............        67%(e)       67%(e)       162%(e)       162%(e)          46% (e)           46% (e)
Average commission rate
 paid(h)........................   $0.0601      $0.0601       $0.0597       $0.0597              --                --

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) As of September 30, 1995, the Stock Appreciation Fund acquired all of the assets of the MIM Stock Appreciation Fund and the MIM Stock Growth Fund. Financial highlights for period prior to September 30, 1995 represents the performance of the MIM Stock Appreciation Fund. The per share data for the period prior to September 30, 1995 have been restated to reflect the impact of the change of the net asset value of the Stock Appreciation Fund on September 30, 1995 from $17.34 to $10.00.
(c) Not annualized.
(d) Annualized.

                                             YEARS ENDED SEPTEMBER 30,
         --------------------------------------------------------------------------------------------------
         1995(F)      1994(F)      1993(F)      1992(F)      1991(F)      1990(F)      1989(F)      1988(F)
         -------      -------      -------      -------      -------      -------      -------      -------
         $  8.25      $ 10.18      $  7.98      $  7.70      $ 4.64       $ 4.86       $ 4.55       $ 5.81
           (0.07)       (0.12)       (0.17)       (0.08)      (0.11)       (0.01)        0.11         0.02
            2.14        (1.26)        2.57         1.41        3.17        (0.21)        0.31        (1.26)
         -------      -------      -------      -------      ------       ------       ------       ------
            2.07        (1.38)        2.40         1.33        3.06        (0.22)        0.42        (1.24)
         -------      -------      -------      -------      ------       ------       ------       ------
             -0-          -0-          -0-          -0-         -0-          -0-        (0.11)       (0.01)
           (0.32)       (0.55)       (0.20)       (1.05)        -0-          -0-          -0-          -0-
             -0-          -0-          -0-          -0-         -0-        (0.01)         -0-        (0.01)
         -------      -------      -------      -------      ------       ------       ------       ------
           (0.32)       (0.55)       (0.20)       (1.05)        -0-        (0.01)       (0.11)       (0.02)
         -------      -------      -------      -------      ------       ------       ------       ------
         $ 10.00      $  8.25      $ 10.18      $  7.98      $ 7.70       $ 4.64       $ 4.86       $ 4.55
         =======      =======      =======      =======      ======       ======       ======       ======
           25.12%      (13.91)%      30.61%       16.69%      66.04%       (4.44)%       9.41%      (21.29)%
         $44,500      $47,880      $59,330      $28,750      $9,600       $4,310       $1,420       $1,990
            2.61%        2.44%        2.47%        2.70%       2.89%        2.76%        3.07%        2.82%
           (0.73)%      (1.35)%      (1.85)%      (1.00)%     (1.72)%      (0.62)%       2.25%        0.43%
              (g)          (g)          (g)          (g)         (g)          (g)          (g)          (g)
              (g)          (g)          (g)          (g)         (g)          (g)          (g)          (g)
             197%         254%         216%         288%        240%         185%          71%         207%
              --           --           --           --          --           --           --           --

---------------
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Audited by other auditors.
(g) There were no waivers or reimbursements during the period.
(h) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Disclosure is not required for periods ending prior to September 1, 1996.

THE RIVERFRONT BALANCED FUND





                                                                                             YEAR       JANUARY 17,
                                                   YEAR ENDED DECEMBER 31,                  ENDED         1995 TO       FROM
                                     ---------------------------------------------------  DECEMBER 31,  DECEMBER 31, SEPTEMBER 1,
                                              1997                       1996                 1995       1995(A)     1994 THROUGH
                                     -----------------------   -------------------------   ----------   ----------   DECEMBER 31,
                                     INVESTOR A   INVESTOR B   INVESTOR A    INVESTOR B    INVESTOR A   INVESTOR B    1994(A)(F)
                                     ----------   ----------   ----------    ----------    ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................   $ 11.69      $ 12.04       $ 11.36       $ 11.70       $ 9.79       $10.00        $10.00
                                      -------      -------       -------       -------       ------       ------        ------
Investment Activities
Net investment income..............      0.23         0.12          0.31          0.26         0.35         0.25          0.10
Net realized and unrealized gains
  (losses) from investments........      1.71         1.77          0.33          0.34         1.66         1.79         (0.18)
                                      -------      -------       -------       -------       ------       ------        ------
Total from Investment Activities...      1.94         1.89          0.64          0.60         2.01         2.04         (0.08)
                                      -------      -------       -------       -------       ------       ------        ------
Distributions
Net investment income..............     (0.23)       (0.12)        (0.31)        (0.26)       (0.34)       (0.24)        (0.13)
Net realized gains.................     (1.10)       (1.10)           --            --        (0.10)       (0.10)           --
                                      -------      -------       -------       -------       ------       ------        ------
Total Distributions................     (1.33)       (1.22)        (0.31)        (0.26)       (0.44)       (0.34)        (0.13)
                                      -------      -------       -------       -------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD.....   $ 12.30      $ 12.71       $ 11.69       $ 12.04       $11.36       $11.70        $ 9.79
                                      =======      =======       =======       =======       ======       ======        ======
TOTAL RETURN (EXCLUDES SALES/
  REDEMPTION CHARGE)...............     16.77%       15.82%         5.76%         5.27%       20.83%       20.53%(c)     (0.82)%(e)
ANNUALIZED RATIOS/ SUPPLEMENTARY
  DATA:
Net Assets at end of period
  (000)............................   $ 9,563      $11,483       $10,786       $10,008       $9,427       $5,030        $2,709
Ratio of expenses to average net
  assets...........................      1.86%        2.72%         1.70%         2.54%        1.28%        2.04%(d)      1.48%(d)
Ratio of net investment income to
  average net assets...............      1.80%        0.93%         2.87%         2.03%        3.48%        2.69%(d)      4.01%(d)
Ratio of expenses to average net
  assets*..........................      2.07%        2.82%         1.94%         2.68%        1.67%        2.84%(d)      4.61%(d)
Ratio of net investment income to
  average net assets*..............      1.59%        0.83%         2.63%         1.89%        3.09%        1.89%(d)      0.88%(d)
Portfolio Turnover.................       102%(b)      102%(b)        98%(b)        98%(b)       13%(b)       13%(b)         1%
Average commission rate paid(g)....   $0.0627      $0.0627       $0.0891       $0.0891           --           --            --

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(c) Represents total return for the Investor A shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B shares from January 17, 1995 to December 31, 1995.
(d) Annualized.
(e) Not annualized.
(f) Audited by other auditors.
(g) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Disclosure is not required for periods ending prior to September 1, 1996.

THE RIVERFRONT LARGE COMPANY SELECT FUND

                                                                FROM JANUARY 2, 1997
                                                                THROUGH DECEMBER 31,
                                                                      1997 (A)
                                                              -------------------------
                                                              INVESTOR A     INVESTOR B
                                                              ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $ 10.00        $ 10.00
Investment Activities
Net investment income (loss)................................        --          (0.04)
Net realized and unrealized gains (losses) from
  investments...............................................      2.77           2.72
                                                               -------        -------
Total from Investment Activities............................      2.77           2.68
                                                               -------        -------
Distributions
Net realized gains..........................................     (1.40)         (1.40)
Tax return of capital.......................................     (0.03)            --
                                                               -------        -------
Total Distributions.........................................     (1.43)         (1.40)
                                                               -------        -------
NET ASSET VALUE, END OF PERIOD..............................   $ 11.34        $ 11.28
                                                               =======        =======
Total Return (excludes sales/redemption charge).............     27.93%(b)      26.97%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................   $33,614        $ 2,464
Ratios of expenses to average net assets....................      1.69%(c)       2.47%(c)
Ratio of net investment income (loss) to average net
  assets....................................................      0.00%(c)      (1.10)%(c)
Ratio of expenses to average net assets.....................        (f)            (f)
Ratio of net investment income to average net assets........        (f)            (f)
Portfolio turnover rate (d).................................        39%            39%
Average commission rate paid (e)............................   $0.0960        $0.0960

---------------
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.
(f) There were no waivers or reimbursements during the period.

THE COMPANY AND ITS FUNDS

  The Riverfront Funds, Inc. is an open-end management investment company, commonly known as a mutual fund (the "Company"), registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company currently offers six series of shares of capital stock (individually a "Fund" and collectively the "Funds"). Each Fund of the Company is diversified. The Company was incorporated in Maryland on March 27, 1990. The Funds currently offered by the Company are the Money Market Fund, the Income Fund, the Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund (formerly known as The Riverfront Flexible Growth Fund).

  The investment objectives of each Fund are fundamental policies and as such may not be changed without a vote of the holders of a majority of the outstanding voting securities of that Fund (as defined below under "COMPANY SHARES"). There can be no assurance that the investment objectives of any Fund will be achieved.

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

INVESTMENT OBJECTIVE AND POLICIES

  The Money Market Fund seeks current income from U.S. Government short-term securities while preserving capital and maintaining liquidity. The dollar-weighted average maturity of the Money Market Fund will not exceed 90 days.

PRINCIPAL INVESTMENTS

  The Money Market Fund invests at least 65% of its total assets in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and in repurchase agreements secured by such obligations. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities include U.S. Treasury securities which differ only in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by the U.S. Government, such as those issued by the Government National Mortgage Association ("GNMA") and Federal Housing Administration ("FHA"), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality government securities. Other securities, such as those issued by the Federal Farm Credit System, the Federal Land Bank Association and the Federal National Mortgage Association ("FNMA"), are supported by each agency's right to borrow money from the U.S. Treasury under certain circumstances. Others, such as those issued by the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the issuing agency and not by the U.S. Government.

  Under normal market conditions, the Money Market Fund may invest up to 35% of its total assets in Short-Term Securities as described below under "THE RIVERFRONT U.S. GOVERNMENT INCOME FUND -- OTHER ELIGIBLE INVESTMENTS," except that with respect to corporate obligations, such securities will have or be deemed to have remaining maturities of thirteen months or less and shall be rated in one of the two highest rating categories by an NRSRO or, if unrated, are determined to be of comparable quality by Provident.

  Pursuant to Rule 2a-7 under the 1940 Act, the Money Market Fund's investments will be limited to U.S. dollar-denominated instruments with remaining maturities of 397 days or less.

  The Money Market Fund may purchase and sell securities on a when-issued or delayed delivery basis, enter into repurchase agreements and lend securities to broker-dealers and financial institutions. For expanded descriptions of these investment techniques, see the "RISK FACTORS AND INVESTMENT TECHNIQUES" below. The securities in which the Money Market Fund may invest may not earn as high a level of current income as longer term or lower quality securities, which generally have less liquidity, greater market risk and more price fluctuation.

THE RIVERFRONT U.S. GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVES AND POLICIES

  The Income Fund seeks a high level of current income, consistent with preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities which are issued or guaranteed by the U.S. Government, its agencies and instrumentalities or rated no lower than one of the three highest rating categories by an NRSRO (e.g., at least "A" from Moody's Investors Services ("Moody's") or Standard & Poor's Corporation ("S&P"), including all sub-classifications indicated by a "plus" or "minus" sign or by a number) or, if unrated, are determined to be of comparable quality by Provident. For a description of these ratings by NRSROs, see the Appendix to the Statement of Additional Information. It is expected that under normal circumstances the dollar-weighted average duration of the Income Fund's securities will be between three and seven years and that the dollar-weighted average life of the Income Fund's securities will be in the range of four and ten years. While there is no limit on the maturity of any single security purchased by the Income Fund, it is expected that the maturity of any single security will not exceed 30 years.

  The Income Fund seeks to achieve a high level of current income, consistent with preservation of capital, by investing in a diversified portfolio of securities which Provident believes will, in the aggregate, perform well in all stages of the business and interest rate cycles. Although the values of fixed-income securities generally increase during periods of declining interest rates and decrease during periods of increasing interest rates, the extent of these fluctuations has historically generally been smaller for shorter term securities than for securities with longer maturities. Conversely, the yield available on shorter term securities has also historically been lower on average than those available from longer term securities.

PRINCIPAL INVESTMENTS

  Under ordinary circumstances, the Income Fund intends to invest at least 65% of its total assets in U.S. Government securities, U.S. Government agency mortgage-backed securities and U.S. Government agency derivatives described below under "COLLATERALIZED MORTGAGE OBLIGATIONS." U.S. Government securities consist of U.S. Treasury bills, notes and bonds and securities issued by U.S. Government agencies and instrumen-talities, such as GNMA, FHLMC, FNMA, Federal Home Loan Bank, Federal Farm Credit, Student Loan Marketing Association and the Tennessee Valley Authority.

OTHER ELIGIBLE INVESTMENTS

  The Income Fund may invest up to 35% of its total assets in non-government agency mortgage-backed securities, asset-backed securities, corporate debt securities, including adjustable rate securities, and foreign government bonds. Each such security will be rated in one of the three highest rating categories by an NRSRO or, if unrated, are determined to be of comparable quality by Provident.

  The Income Fund may also invest up to 35% of its total assets in the following securities: (1) bankers' acceptances which are guaranteed by U.S. commercial banks having total assets at the time of purchase in excess of $1.5 billion; (2) certificates of deposit of domestic and foreign branches of U.S. banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and have total assets at the time of purchase in excess of $1.5 billion; (3) commercial paper (including master demand notes) rated in the highest rating category by an NRSRO or, if unrated, determined to be of comparable quality by Provident; (4) repurchase agreements; and (5) corporate obligations with remaining maturities of one year or less and rated in one of the three highest rating categories by an NRSRO or, if unrated, determined to be of comparable quality by Provident. (Items (1) through (5) are hereafter referred to as "Short-Term Securities.") For expanded descriptions of such Short-Term Securities, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments" in the Company's Statement of Additional Information. When, in Provident's opinion, market conditions warrant, Provident may invest up to 100% of the Income Fund's assets for temporary defensive purposes in such Short-Term Securities.

  The Income Fund may also invest in securities issued by other investment companies which invest in securities in which the Income Fund is permitted to invest, as more fully described below under "RISK FACTORS AND INVESTMENT TECHNIQUES."

  The Income Fund is authorized to engage in options transactions, including the writing of covered put and call options, the purchase of call and put options on individual securities and interest rate index futures contracts, engage in interest rate index futures contracts, enter into repurchase agreements, reverse repurchase agreements, dollar rolls and when-issued, delayed delivery and forward commitment transactions and lend securities to broker-dealers and financial institutions. The Income Fund presently does not intend to enter into options or futures transactions. For expanded descriptions of these investment techniques, see below under "RISK FACTORS AND INVESTMENT TECHNIQUES" section of this prospectus and the "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments" section in the Company's Statement of Additional Information.

MORTGAGE-BACKED SECURITIES

  Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. The term mortgage-backed securities includes adjustable rate mortgage securities and derivative mortgage products such as collateralized mortgage obligations and other products described below.

  There are currently three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC; (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

  The Income Fund will invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by governmental or private lenders. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any pre-payments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and for the servicing of the underlying mortgage loans.

  As with other interest-bearing securities, the prices of mortgage-backed securities and asset-backed securities (described below) are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages or other obligations underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-backed or asset-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages or obligations, and, therefore, it is not possible to predict accurately the security's return to the Fund.

PRIVATE MORTGAGE PASS-THROUGH SECURITIES

  Private mortgage pass-through securities are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Types of credit enhancement are described below.

COLLATERALIZED MORTGAGE OBLIGATIONS

  Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs. CMOs may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The Income Fund may purchase portions or "tranches" of CMOs, which are designed to permit purchasers to choose varying lengths of maturity. The shorter maturity tranches are less volatile and carry less risk of non-payment on the underlying securities and therefore may provide a lower yield than the longer maturity tranches. The prices of CMOs are affected by changes in interest rates similar to the way mortgage-backed securities are affected as is described above.

ASSET-BACKED SECURITIES

  The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of other assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure.

  New instruments and variations of existing mortgage-backed securities and asset-backed securities continue to be developed. The Income Fund may invest in any such instruments to the extent consistent with its investment objectives and policies and applicable regulatory requirements.

TYPES OF CREDIT ENHANCEMENT

  Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (1) liquidity protection and (2) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payments of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Income Fund will not pay any fees for credit support, although the existence of credit support may increase the price of a security.

THE RIVERFRONT INCOME EQUITY FUND

INVESTMENT OBJECTIVES AND POLICIES

  The Income Equity Fund seeks a high level of investment income, with capital appreciation as a secondary objective through investment primarily in income-producing equity securities of U.S. issuers.

PRINCIPAL INVESTMENTS

  The Income Equity Fund has a fundamental policy of investing at least 65% of its total assets in common stocks and securities convertible into common stock, such as bonds and preferred stocks, rated in one of the four highest rating categories by an NRSRO (or, if not rated, deemed by the Fund's adviser to be of comparable quality to securities so rated) as to which there is an expectation of dividend or other income generation. The Income Equity Fund also may acquire rights and warrants to purchase such securities. The Income Equity Fund generally will invest in equity securities of U.S. issuers with a demonstrated record of dividend payments and high total returns which are listed on the New York Stock Exchange or the American Stock Exchange or traded in the over-the-counter market. The Income Equity Fund may invest in income-producing equity securities of varying quality. For a discussion of securities rated within the fourth highest rating group assigned by the NRSROs, see "RISK FACTORS AND INVESTMENT TECHNIQUES" below.

OTHER ELIGIBLE INVESTMENTS

  The Income Equity Fund may invest in non-investment grade convertible debt securities rated no lower than B by an appropriate NRSRO or in unrated securities which are deemed by DRZ or Provident, as the case may be, to be of comparable quality. The Income Equity Fund currently expects that less than 5% of its total assets will be invested in non-investment grade securities. Non-investment grade securities are commonly referred to as high yield or high risk securities. High yield, high risk securities are generally riskier than higher quality securities and are subject to more credit risk, including risk of default, and volatility than higher quality securities. In addition, such securities may have less liquidity and experience more price fluctuation than higher quality securities.

  Convertible debt securities which are rated B by Moody's generally lack characteristics of a desirable investment, since the assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Debt rated B by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  The Income Equity Fund may also invest in foreign securities directly and through the purchase of sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. Institutions issuing ADRs may not be sponsored by the issuer. Unsponsored ADRs may be less liquid than sponsored ADRs, and there may be less information available regarding the underlying foreign issuer for unsponsored ADRs since a non-sponsored institution is not required to provide the same shareholder information that a sponsored institution is required to provide under its contractual arrangements with the issuer.

  The Income Equity Fund may also invest under ordinary circumstances up to 35% of its total assets in the Short-Term Securities described above under "THE RIVERFRONT U.S. GOVERNMENT INCOME FUND -- OTHER ELIGIBLE INVESTMENTS," and when, in DRZ's or Provident's opinion, as the case may be, market conditions warrant, up to 100% of the Income Equity Fund's assets may be invested in such Short-Term Securities.

  The Income Equity Fund may also invest in variable rate obligations, fixed-income securities that are issued by or backed by the full faith and credit of the U.S. Government and repurchase agreements with respect to such securities. Such fixed-income securities may include U.S. Treasury bills, notes and bonds and securities of agencies and instrumentalities of the U.S. Government which may not be direct obligations of the U.S. Treasury. The maximum initial or remaining maturities of the fixed-income securities at the time of purchase will generally be less than ten years.

  The Income Equity Fund may also invest in securities issued by other investment companies which invest in securities in which the Income Equity Fund is permitted to invest, as described more fully below.

  The Income Equity Fund is authorized to engage in options transactions, including the writing of covered put and call options, the purchase of call and put options on individual stocks, equity indices and equity index futures contracts, engage in equity index futures contracts, enter into reverse repurchase agreements and when-issued, delayed delivery and forward commitment transactions and lend securities to broker-dealers and financial institutions. The Income Equity Fund presently does not intend to enter into options or futures transactions. For expanded descriptions of these investment techniques, see below under "RISK FACTORS AND INVESTMENT TECHNIQUES" section of this prospectus and the "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments" section in the Company's Statement of Additional Information.

THE RIVERFRONT STOCK APPRECIATION FUND

INVESTMENT OBJECTIVE AND POLICIES

  The Stock Appreciation Fund seeks capital growth.

PRINCIPAL INVESTMENTS

  The Stock Appreciation Fund, under normal market conditions, will have substantially all, but in no event less than 65%, of its total assets invested in common stocks regardless of the movement of stock prices generally. It is expected that such common stocks will normally be traded on exchanges or established over-the-counter markets.

  The Stock Appreciation Fund seeks its investment objective by investing in common stocks which, in the opinion of Provident, upon review of certain fundamental and technical standards of selection, have appreciation potential. Fundamental investment criteria include, but are not limited to, earnings figures, price to earnings ratios, debt to equity ratios, and the general growth prospects of the issuer. Technical selection considerations may include, but are not limited to, relative stock price strength and magnitude of trading volume. In addition, the Stock Appreciation Fund generally acquires common stocks of issuers with market capitalizations between $100 million and $2 billion. The Stock Appreciation Fund will also invest in securities of equity real estate investment trusts ("REITs"), as described more fully below under "RISK FACTORS AND INVESTMENT TECHNIQUES." However, Provident is not obligated to conform to any particular fundamental or technical standard of selection, to the ranking of such standards or to any particular level of market capitalization. Standards of selection and their ranking and the level of market capitalization will vary according to Provident's judgment.

OTHER ELIGIBLE INVESTMENTS

  While the Stock Appreciation Fund intends to invest as fully as possible in common stocks as described above, for cash management purposes the Stock Appreciation Fund may also invest, under normal market condi-tions, up to 35% of its total assets in Short-Term Securities and in short-term U.S. Government securities. For expanded descriptions of such Short-Term Securities, see "THE RIVERFRONT U.S. GOVERNMENT INCOME FUND -- OTHER ELIGIBLE INVESTMENTS" above. When, in Provident's opinion, market conditions warrant, Provident may invest up to 100% of the Stock Appreciation Fund's total assets for temporary defensive purposes in such Short-Term Securities and in short-term U.S. Government securities. During any such defensive period, the Stock Appreciation will not be able to pursue its investment objective.

  The Stock Appreciation Fund is authorized to enter into repurchase agreements, to invest no more than 5% of its net assets in warrants, to acquire securities of other investment companies to achieve its investment objective and for cash management purposes, to purchase and sell put and call options on securities and security indices and to acquire foreign securities through ADRs. For expanded descriptions of these investment techniques, see below under "RISK FACTORS AND INVESTMENT TECHNIQUES."

THE RIVERFRONT LARGE COMPANY SELECT FUND

INVESTMENT OBJECTIVES AND POLICIES

  The Large Company Fund seeks long-term growth of capital with some current income as a secondary objective.

PRINCIPAL INVESTMENTS

  The Large Company Fund, under normal market conditions, will have substantially all, but in no event less than 65%, of its total assets invested in common stocks and securities convertible into common stocks, such as bonds and preferred stocks, of companies with market capitalizations of at least $4 billion. The Large Company Fund also may acquire rights and warrants to purchase such securities. The Large Company Fund generally will invest in equity securities of such issuers based upon certain fundamental criteria examined by Provident, including price to earnings, price to book, price to cash flow, return on equity and other ratios. Earnings and dividend growth are also important factors analyzed by Provident. Generally such securities will be traded on the New York Stock Exchange or the American Stock Exchange or traded in the over-the-counter market. Such bonds or preferred stocks in which the Large Company Fund may invest may be of varying quality. For a discussion of securities rated within the fourth highest rating category assigned by the NRSROS, see "RISK FACTORS AND INVESTMENT TECHNIQUES" below.

OTHER ELIGIBLE INVESTMENTS

  The Large Company Fund may invest in non-investment grade convertible debt securities rated no lower than B by an appropriate NRSRO or in unrated securities which are deemed by Provident to be of comparable quality. The Large Company Fund currently expects that less than 5% of its total assets will be invested in non-investment grade securities. Further information regarding non-investment grade securities and the risks associated with such securities is set forth above under "THE RIVERFRONT INCOME EQUITY FUND -- OTHER ELIGIBLE INVESTMENTS." The Large Company Fund may also invest in foreign securities directly and through the purchase of sponsored and unsponsored ADRs and in REITs. The Large Company Fund does not expect to invest more than 15% of its total assets in such foreign securities, either directly or through ADRs.

  The Large Company Fund may also invest under normal market conditions up to 35% of its total assets in the Short-Term Securities described above under "THE RIVERFRONT U.S. GOVERNMENT INCOME FUND -- OTHER ELIGI-

BLE INVESTMENTS" for cash management purposes and up to 100% of the Large Company Fund's assets may be invested in such Short-Term Securities for defensive purposes, when, in Provident's opinion, market conditions warrant.

  The Large Company Fund may also invest in securities issued by other investment companies, as described more fully below, and is authorized to engage in options and futures transactions, including the writing of covered put and call options, the purchase of call and put options on individual stocks, equity indices and equity index futures contracts, engage in equity index futures contracts, enter into reverse repurchase agreements and when-issued, delayed delivery and forward commitment transactions and lend securities to broker-dealers and financial institutions. The Large Company Fund presently does not intend to enter into options or futures transactions. For expanded descriptions of these investment techniques, see below under "RISK FACTORS AND INVESTMENT TECHNIQUES" section of this prospectus and the "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments" section in the Company's Statement of Additional Information.

THE RIVERFRONT BALANCED FUND

INVESTMENT OBJECTIVES AND POLICIES

  The Balanced Fund seeks, as its primary investment objective, long-term growth of capital with some current income as a secondary objective. The Balanced Fund intends to invest based on combined considerations of risk, income and capital enhancement.

PRINCIPAL INVESTMENTS

  Under normal market conditions, the Balanced Fund will invest in common stocks, preferred stocks, fixed income securities and securities convertible into common stocks (i.e., warrants, rights, convertible preferred stock, fixed rate preferred stock and convertible fixed-income securities). Under normal market conditions, the Balanced Fund expects that at least 25% of its total assets will be invested in fixed income senior securities. The proportion of the Balanced Fund's portfolio that is invested in equity securities versus fixed income securities may vary greatly depending upon Provident's judgment of market conditions.

  The common and preferred stocks and securities convertible into common stocks selected for the Balanced Fund will be those that Provident believes will contribute to the Balanced Fund's objective of providing long-term growth of capital. The Balanced Fund will invest in common and preferred stocks and securities convertible into common stocks of domestic issuers and foreign issuers (subject to the limitations described below), with market capitalizations of not less than $50 million and which are traded either in established over-the-counter markets or on national exchanges.

  The Balanced Fund's fixed income securities consist of high grade corporate debt securities rated at the time of purchase in one of the four highest rating categories assigned by an appropriate NRSRO, or if unrated, are deemed by Provident to be of comparable quality to those so rated, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Such U.S. Government securities consist of U.S. Treasury bills, notes and bonds and securities issued by U.S. Government agencies and instrumentalities, such as GNMA, FHLMC, FNMA, Federal Home Loan Bank, Federal Farm Credit, Student Loan Marketing Association and the Tennessee Valley Authority. For a discussion of debt securities rated within the fourth highest rating group as-signed by the NRSROs, see "RISK FACTORS AND INVESTMENT TECHNIQUES" below.

OTHER ELIGIBLE INVESTMENTS

  The Balanced Fund may also invest up to 25% of its total assets in Short-Term Securities for cash management purposes. However, when in Provident's opinion, market conditions warrant, Provident may invest up to 100% of the Balanced Fund's assets for temporary defensive purposes in such Short-Term Securities. For more information regarding such securities, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments" in the Company's Statement of Additional Information.

  Subject to the limitations described below, the Balanced Fund may invest in securities issued by other investment companies which Provident believes will contribute to the Balanced Fund's investment objectives and in money market mutual funds for cash management purposes.

  The Balanced Fund may also invest up to 20% of its total assets in foreign securities directly and through the purchase of sponsored and unsponsored ADRs.

RISK FACTORS AND INVESTMENT TECHNIQUES

  The risk inherent in investing in the Income Fund, the Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund is that risk common to any security, that the net asset value will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying securities of such Fund, and there can be no assurance that any Fund will achieve its investment objective or objectives.

  Like any investment program, an investment in any of the Funds entails certain risks. Equity securities such as those in which the Income Equity, Large Company, Stock Appreciation and Balanced Funds may invest are more volatile and carry more risk than some other forms of investment including investments in high grade fixed income securities. Therefore, such Funds are each subject to stock market risk, i.e., the possibility that stock prices in general will decline over short or even extended periods of time.

  Since the Income Fund and the Balanced Fund each invest in bonds, investors in those Funds are exposed to bond market risk, i.e., fluctuations in the market value of bonds. Bond prices are influenced primarily by changes in the level of interest rates. When interest rates rise, the prices of bonds generally fall; conversely, when interest rates fall, bond prices generally rise although certain types of bonds are subject to the risks of prepayment as described above when interest rates fall. There have been in the recent past extended periods of cyclical increases in interest rates that have caused significant declines in bond prices and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate term securities (which tend to be less volatile) into longer term securities (which tend to be more volatile).

  Depending upon the performance of each Funds' investments, the net asset value per share of a Fund may decrease instead of increase; except that with respect to the Money Market Fund, Provident will attempt to maintain its net asset value at $1.00.

  Each Fund may invest in one or more of the following securities: certain variable or floating rate securities, mortgage-backed securities and CMOs. Such instruments may be considered to be "derivatives." A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset.

  In addition, the Funds may engage in any one or more of the following investment techniques, as set forth below.

  Medium Grade Debt Securities. As described above, the Income Equity Fund, the Large Company Fund and the Balanced Fund may each invest in debt securities rated within the fourth highest rating group assigned by one or more appropriate NRSROs, in addition to debt securities rated in the three higher groups, and in comparable unrated securities. Debt securities which are within such fourth highest rating group are considered by Moody's to have some speculative characteristics, and are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.

  Should subsequent events cause the rating of a debt security purchased by any such Fund to fall below the fourth highest rating category, Provident or DRZ, as the case may be, will consider such an event in determining whether such Fund should continue to hold that security. In no event, however, would the Fund be required to liquidate any such portfolio security where such Fund would suffer a loss on the sale of such security.

  Repurchase Agreements. Securities held by any of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities, in exchange for cash, from banks and/or registered broker-dealers which Provident or DRZ, as the case may be, deems creditworthy under guidelines approved by the Company's Board of Directors. The seller agrees to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements must be of the same type and quality as those in which a Fund may invest directly. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Repurchase Agreements" in the Company's Statement of Additional Information.

  Reverse Repurchase Agreements. Each of the Funds, other than the Money Market Fund and the Stock Appreciation Fund, may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities, consistent with the Fund's investment restrictions, having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act. For further information about reverse repurchase agreements, see "INVESTMENT OBJECTIVE AND POLICIES -- Additional Information on Portfolio Instruments -- Reverse Repurchase Agreements" in the Company's Statement of Additional Information.

  Except as otherwise disclosed to the shareholders of the Funds, the Company will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Provident, the Distributor, or their affiliates, and will not give preference to Provident's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

  Foreign Securities. The Balanced Fund, the Income Equity Fund, the Large Company Fund and the Stock Appreciation Fund may each invest in foreign securities, either directly or through ADRs. Investment in foreign securities, including ADRs, is subject to special risks, such as future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. In addition, securities markets in foreign countries may be structured differently from and may not be as liquid as the U.S. markets. Where purchases of foreign securities are made in foreign currencies, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

  REITS. The Large Company Fund and the Stock Appreciation Fund may invest in REITS. REITs pool investors' funds for investment primarily in commercial real estate properties. Investment in REITs may subject a Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trusts. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code and to maintain its exemption from the 1940 Act. As a shareholder in a REIT, a Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations.

  Lending Portfolio Securities. In order to generate additional income, each Fund, other than the Stock Appreciation Fund, may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. A Fund must receive at least 100% collateral in the form of cash or eligible securities. This collateral will be valued daily by Provident or DRZ, as the case may be. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower would default in its obligations, the Fund bears the risk of delay in recovery of the portfolio securities and the loss of rights in the collateral. The Funds will enter into loan agreements only with broker-dealers, banks, or other institutions that Provident or DRZ, as the case may be, has determined are creditworthy under guidelines established by the Company's Board of Directors.

  When-Issued  or  Delayed-Delivery
Purchases. Each of the Funds, other than the Stock Appreciation Fund, may purchase securities on a when-issued or delayed-delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with and in furtherance of its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund will generally not pay for such securities or start earning interest on them until they are received on the settlement date. When a Fund agrees to purchase such securities, however, its custodian will set aside in a separate account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

  Securities of Other Investment Companies. Each of the Funds other than the Money Market Fund, may acquire securities of other investment companies for the purposes described above. A Fund may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, limiting its investment to (1) no more than 5% of its total assets in the securities of any one investment company, (2) no more than 3% of the securities of any investment company, and (3) no more than 10% of its total assets in such securities. Investment companies in which a Fund may invest may impose a sales or distribution charge in connection with the purchase or redemption of their shares as well as other types of commissions or charges. Such investment companies will charge management and other fees which will be borne by the Fund. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders. The income on securities of other investment companies may be taxable at the state or local level.

  Mortgage- or Asset-Backed Securities.
Mortgage-backed and asset-backed securities have certain characteristics which are different from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Income Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Income Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Provident will seek to manage these risks (and potential benefits) by investing in a variety of such securities and through hedging techniques.

  Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of declining interest rates. Accordingly, amounts available for reinvestment by the Income Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-backed securities, may respond to certain of the same factors influencing prepayments, while at other times different factors, such as changes in credit use and payment patterns resulting from social, legal and economic factors, will predominate. Mortgage-backed securities and asset-backed securities generally decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

  There are certain risks associated specifically with CMOs. CMOs issued by private entities are not U.S. government securities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. However, as stated above, the Income Fund will invest only in CMOs which are rated in one of the three highest rating categories by an NRSRO or, if unrated, are determined to be of comparable quality. Also, a number of different factors, including the extent of prepayment of principal of the Mortgage Assets, affect the availability of cash for principal payments by the CMO issuer on any payment date and, accordingly, affect the timing of principal payments on each CMO class.

  Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

  Put and Call Options. Subject to its investment policies and for purposes of hedging against market risks related to its portfolio securities, the Stock Appreciation Fund may purchase exchange-traded put and call options on securities. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Stock Appreciation Fund will purchase put and call options only on securities in which such Fund may otherwise invest. The Stock Appreciation Fund may also engage in selling (writing) exchange-traded call options from time to time as Provident deems appropriate for purposes of gaining additional income in the form of premiums paid by the purchaser of the option and/or for hedging purposes. The Stock Appreciation Fund will write only covered call options

(options on securities owned by that Fund). In order to close out a call option it has written, the Stock Appreciation Fund will enter into a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously had written. When a portfolio security to a call option is sold, such Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Stock Appreciation Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

  The Stock Appreciation Fund, as part of its option transactions, also may purchase exchange-traded index put and call options and write exchange-traded index options. Through the writing or purchase of index options the Stock Appreciation Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

  Price movements in securities which the Stock Appreciation Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, the Stock Appreciation Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The Stock Appreciation Fund will be required to segregate assets and/or provide an initial margin to cover index options that would require it to pay cash upon exercise. Under normal market conditions, it is not expected that the underlying value of portfolio securities and/or cash subject to such options written by the Stock Appreciation Fund (including any assets segregated in connection therewith), when added to the greater of the market value or the cost of any options purchased by that Fund, will exceed 25% of the net assets of that Fund at any one time.

ADDITIONAL INFORMATION

  The rating requirements stated for the securities of each Fund refer to the required rating at the time of purchase of a security. Provident or DRZ, as the case may be, retains the discretion to determine disposition of a security if its rating is subsequently reduced. For further information about the types of investments and investment techniques available to each Fund, including the risks associated with such investments and investment techniques, see the Company's Statement of Additional Information.

PORTFOLIO TURNOVER

  For regulatory purposes, the portfolio turnover rate for the Money Market Fund is expected to be zero. For information about the portfolio turnover rates for each of the other Funds for the year ended December 31, 1997, see "FINANCIAL HIGHLIGHTS" above. The portfolio turnover rate for a Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. A high portfolio turnover will generally result in higher brokerage commissions and other transaction costs, which would be borne directly by the Fund, as well as additional realized gain/losses to its shareholders.

INVESTMENT RESTRICTIONS

  The Funds have adopted the following restrictions and policies relating to the investment of their respective assets. These restrictions and policies are fundamental and may not be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. Unless otherwise stated, all references to a Fund's assets are in terms of current market value.

The Money Market Fund may not:

  1. Purchase any security (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer;

  2. Purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

  3. Borrow money, except that the Money Market Fund may borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Money Market Fund's net assets; provided that while borrowings from banks exceed 5% of the Money Market Fund's net assets, any such borrowings will be repaid before additional investments are made;

  4. Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

  5. Issue senior securities; the purchase or sale of securities on a "when issued" basis is not deemed to be the issuance of a senior security;

  6. Make loans, except that the Money Market Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to brokers, dealers and financial institutions and enter into repurchase agreements;

  7. Purchase any security of any issuer if as a result more than 25% of its total assets would be invested in a single industry; there is no restriction with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

  8. Invest more than 15% of its total assets in repurchase agreements maturing in more than seven days.

  With respect to Investment Restriction (8), the Money Market Fund will limit its investments in repurchase agreements maturing in more than seven days to no more than 10% of its total assets.

  Each of the Income Fund and the Income Equity Fund may not:

  1. Invest in securities of any one issuer (other than the U.S. government, its agencies and instrumentalities) if, immediately after and as a result of such investment, the current market value of the holdings of such Fund in the securities of such issuer exceeds 5% of the Fund's total assets;

  2. Invest in the securities of companies primarily engaged in any one industry (other than the U.S. government, its agencies and instrumentalities) if, immediately after and as a result of such investment, the current market value of the aggregate holdings of the Fund in the securities of companies in such industry exceeds 25% of the Fund's total assets. However, an industry concentration in excess of such percentage limitation is permitted if it occurs incidentally as a result of changes in the market value of portfolio securities;

  3. Acquire the outstanding voting securities of any one issuer if, immediately after and as a result of such investment, the current market value of the holdings of the Fund in the securities of such issuer exceeds 10% of the market value of such issuer's outstanding voting securities;

  4. Borrow money, which includes entering into reverse repurchase agreements, except that each Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings and reverse repurchase agreements will be repaid before additional investments are made;

  5. Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

  6. Invest more than 15% of the value of the Fund's net assets in restricted or illiquid securities or instruments including, but not limited to, securities for which there are no readily available market quotations, dealer (OTC) options, assets used to cover dealer options written by the Fund or repurchase agreements that mature in more than 7 days; and

  7. Lend more than 30% in value of the Fund's securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

  With respect to investment restrictions 1 and 3, the percentage limits stated therein apply to 75% of each Fund's total assets.

  The Stock Appreciation Fund and the Large Company Fund may each not:

  1. Purchase securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of such Fund would be invested in the securities of such issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Fund's total assets.

  2. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

  3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of its total assets at the time of such borrowing, and except as permitted pursuant to appropriate exemptions from the 1940 Act. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

  4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements.

  The Balanced Fund may not:

  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Balanced Fund's total assets would be invested in such issuer, or the Balanced Fund would hold more than 10% of any class of securities of the issuer, except that up to 25% of the value of the Balanced Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

  2. Purchase any securities which would cause more than 25% of the value of the Balanced Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For examples, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

  3. Borrow money or issue senior securities, except that the Balanced Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing, and except as permitted pursuant to appropriate exemptions from the 1940 Act.

  4. Make loans, except that the Balanced Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions, and enter into repurchase agreements.

  The following additional investment restriction of the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund is non-fundamental and may be changed by the Company's Board of Directors without shareholder approval. Such Funds may not:

  1. Purchase or otherwise acquire any securities, if as a result, more than 15% of its net assets would be invested in securities that are illiquid.

  In addition to the above investment restrictions, the Funds are subject to certain other investment restrictions set forth under "INVESTMENT OBJECTIVES AND POLICIES -- Investment Restrictions" in the Company's Statement of Additional Information.

PRICING SHARES

  The net asset value of each Fund is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (generally 4:00 p.m. Eastern Time for the purpose of pricing Fund shares) (the "Valuation Time") except on days when changes in the value of a Fund's securities do not affect the current net asset value of its shares or on days during which no shares are tendered for redemption and no orders to purchase shares are received. The Exchange is currently closed on weekends, New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share for a particular class of each Fund is determined by valuing each Fund's assets allocable to such class, subtracting its liabilities allocable to such class and any liabilities charged directly to that class and dividing the result by the number of its shares of that class outstanding.

  The Directors have determined that the best method currently available for valuing the Money Market Fund's investments is amortized cost, which means that the investments are valued at their acquisition costs (as adjusted for amortization of premium or discount) rather than at current market values. Calculations are made to compare the value of the Money Market Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the Money Market Fund's net asset value per share calculated by reference to market values and the Money Market Fund's $1.00 per share net asset value, or if there were any other deviation which the Board of Directors believed would result in a material dilution to shareholders or purchasers, the Board of Directors would promptly consider what action, if any, should be initiated.

  Since the net income of the Money Market Fund is declared as a dividend each time net income is determined, the net asset value per share remains at $1.00 per share immediately after each dividend declaration. If for any reason there is a net loss, the loss will be first offset pro rata against dividends accrued during the month in each shareholder account. To the extent that such a net loss would exceed such accrued dividends, the Money Market Fund will reduce the number of its outstanding shares by having each shareholder contribute to capital his pro rata portion of the total number of shares required to be cancelled in order to maintain a net asset value of $1.00. EACH SHAREHOLDER WILL BE DEEMED TO HAVE AGREED TO SUCH A CONTRIBUTION IN THESE CIRCUMSTANCES BY HIS INVESTMENT IN THE MONEY MARKET FUND.

  With respect to each of the other Funds, portfolio securities, the principal market for which is a securities exchange or the over-the-counter National Market System ("NMS"), are valued at the closing sale price on that exchange or NMS or, in the absence of any sales, at the mean of the bid and asked price on such exchange or NMS. Other securities and instruments for which market quotations are not readily available are valued at fair value, as determined in good faith by the Board of Directors. Securities, including mortgage-backed and asset-backed securities, may be valued on the basis of independent pricing services approved by the Board of Directors, which use information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value.

HOW TO BUY SHARES

  Shares of the Funds are offered on each day on which the Exchange is open for business.

THE MONEY MARKET FUND

  There is no sales charge when an investor purchases shares of the Money Market Fund. Purchase payments are fully invested. Broker-dealers (other than the Distributor) through whom shares are purchased may charge fees for their services. Orders for the purchase of the Money Market Fund's shares become effective after good funds become available to the Money Market Fund. If a purchase order in proper form is received prior to 12:00 Noon (Eastern time) and payment in Federal funds is received by the close of the Federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 Noon (Eastern time) and payment in Federal funds is received by the close of the Federal funds wire on the day the purchase order is received, the order will be effected that day as of the close of business of the Company, but dividends will not begin to accrue until the following business day. The Money Market Fund's shares are sold at the offering price which is the net asset value per share next computed after the Company receives the purchase order. The net asset value for the Money Market Fund is expected to be $1.00 per share. Shares are held in "Open Accounts," i.e., they are credited to the shareholder's account on the Money Market Fund's books. No certificates are issued.

THE OTHER FUNDS

  Orders for the purchase of the shares of any of the other Funds will be confirmed at the offering price, which is the net asset value per share next computed after the Company receives the purchase order in proper form, plus any applicable sales charge. Therefore, orders for shares of a Fund received by the Company prior to the close of the Exchange will receive the offering price computed at the close of trading on the Exchange on the same day. Orders received after that day's close of trading on the Exchange will receive the next business day's offering price. A confirmation will be sent by the Transfer Agent for every new purchase. No certificates are issued.

GENERAL

  There is a $1,000 minimum initial purchase requirement for both Investor A and Investor B shares of each of the Funds and a $100 minimum subsequent purchase requirement (except for reinvestment of dividends and distributions). The initial and subsequent minimum investment amounts have been waived for employees of Provident and the Distributor. The minimum initial purchase requirement is lowered to $500 for IRAs. Shareholders receiving banking or other services from Provident or its affiliates will be charged the usual and customary fees for such services even if such services include the purchase of a Fund's shares. However, a shareholder who maintains an investment balance of $10,000 or more in a Fund and has either a Provident Advantage or Provident Silver Advantage checking account will be eligible to have his/her monthly service charge waived on his/her respective Advantage account (one per customer). If a balance of $30,000 or more is maintained in a Fund by a shareholder, the monthly service charge on a Premier Advantage checking account will be waived.

  Shares may be purchased through the Distributor. The Distributor is located at 3435 Stelzer Road, Columbus, Ohio 43219. Shares also may be purchased through other broker-dealers, including broker-dealers affiliated with the Company, Provident and the Distributor. In the case of an order for the purchase of shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits it to the Distributor prior to the Valuation Time for that day. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next business day.

  Shares may also be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by Provident or its correspondent or affiliated banks (collectively, the "Banks").

  Shares of a Fund sold to the Banks acting in a fiduciary, advisory, custodial (other than for IRAs), agency, or other similar capacity on behalf of Customers will normally be held of record by the Banks. With respect to shares of the Funds so sold, it is the responsibility of the particular Bank to transmit purchase or redemption orders to the Distributor and to deliver Federal funds for purchase on a timely basis. Beneficial ownership of shares will be recorded by the Banks and reflected in the account statements provided by the Banks to Customers. A Bank will exercise voting authority for those shares for which it is granted authority by the Customer.

  In addition, an account for the purchase of shares of a Fund may be opened by mailing to the Company, c/o The Provident Bank, Mutual Fund Services, P.O. Box 14967, Cincinnati, Ohio 45250-0967, a completed account application and a check made payable to the appropriate Fund for $1,000 or more. An account may also be opened by contacting The Provident Bank, Mutual Fund Services, at 1-800-424-2295, to obtain the number of an account to which wire or electronic funds transfer ("EFT") can be made and by sending in a completed account application. Subsequent investments in a Fund in the minimum amount of $100 may be made by check, by wiring Federal funds or by an EFT.

  If payment is made by Federal funds wire with respect to any Fund, other than the Money Market Fund, funds must be received by 3:00 p.m., Eastern time, on the next business day following the order. Purchases of any of the Funds may be made by wiring the Fund's custodian in accordance with the following procedures:

  1. Telephone Provident at 1-800-424-2295 and specify the Fund in which the investment is to be made, provide the name, address, telephone number and tax identification number of the investor, the amount being wired and by which bank. Provident will then provide the investor with a Fund account number.

  2. The bank wiring the funds to be invested must designate the Fund account num-ber which Provident has assigned to the investor and wire the Federal Funds to:

The Provident Bank/Cincinnati
ABA: 042000424
Mutual Fund Services
Account 0895-261
for further credit to:
 ________ Fund
of The Riverfront Funds
Account Number  ____________
Account Name  ____________

  The Company and the Distributor reserve the right to reject any order for the purchase of shares in whole or in part, including purchases made with foreign or third party drafts or checks, or to limit or suspend without prior notice the offering of any Fund's shares.

IN KIND PURCHASES

  Payment for shares of a Fund may, in the discretion of Provident, be made in the form of securities that are permissible investments for that Fund as described in this Prospectus. For further information about this form of payment, contact Provident. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

SALES CHARGES

INVESTOR A SHARES

  There is a sales charge imposed at the time of purchase of each Fund's Investor A shares (other than the Money Market Fund) which is a percentage of the offering price. The sales charge is paid to the Distributor which in turn may reallow all or a portion of the sales charge to other broker-dealers. The applicable sales charges are as follows:

                             SALES CHARGE SCHEDULE

                                                 CONCESSION
                                      AS A %     TO DEALERS
                         AS A % OF    OF NET     AS A % OF
                         OFFERING     AMOUNT      OFFERING
  AMOUNT OF PURCHASE       PRICE     INVESTED*     PRICE
  ------------------     ---------   ---------   ----------
Under $100,000.........    4.50%       4.71%        4.00%
$100,000--$249,999.....    3.50%       3.63%        3.00%
$250,000--$499,999.....    2.50%       2.56%        2.00%
$500,000--$999,999.....    1.50%       1.52%        1.00%
$1,000,000 and over....     0.0%        0.0%         0.0%

------------
* Rounded to the nearest one-hundredth percent.

  The Sales Charge Schedule is applicable to (1) purchases of Investor A shares of the Income, Income Equity, Stock Appreciation, Large Company and Balanced Funds and any other Fund sold with a sales charge (a "Load Portfolio") made at one time, (2) concurrent purchases of Investor A shares (see "Concurrent Purchases"), or (3) purchases of Investor A shares made pursuant to Rights of Accumulation or Letters of Intent by any purchaser ("Purchaser"), which includes the following persons: an individual; an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Code; or other organized groups of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying Purchaser.

INVESTOR B SHARES

  Investor B shares may only be purchased in amounts of less than $250,000. There is no sales charge imposed upon purchases of Investor B shares, but investors may be subject to a contingent deferred sales charge ranging from 4% to 1% when Investor B shares are redeemed within the first six years after purchase. See "CONTINGENT DEFERRED SALES CHARGE -- Investor B Shares" below. The Money Market Fund does not offer Investor B shares.

GENERAL

  Upon written notice to dealers with whom it has dealer agreements, the Distributor may reallow up to the full applicable sales charge. Dealers to whom more than 90% of the entire sales charge is reallowed may be deemed to be underwriters as that term is defined under the Securities Act of 1933.

  The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Company, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the NASD. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

  Provident Securities & Investment Company, an affiliate of Provident ("PSI"), will pay additional consideration to dealers not to exceed 4.0% of the offering price per share on all sales of Investor B shares as an expense of PSI for which PSI will be reimbursed by the Distributor under the Investor B Plan or upon receipt of a contingent deferred sales charge. Any additional consideration or incentive program may be terminated at any time by the Distributor.

REDUCED SALES CHARGES --
INVESTOR A SHARES

  The sales charges set forth in the Sales Charge Schedule set forth above may be reduced as follows:

CONCURRENT PURCHASES

  For purposes of qualifying for a reduced sales charge, a Purchaser may combine concurrent direct purchases of a Fund's Investor A shares sold with a sales load and Investor A shares of any other Load Portfolio.

RIGHTS OF ACCUMULATION

  In calculating the sales charge applicable to current purchases of a Fund's Investor A shares, a Purchaser is entitled to accumulate current purchases with the current value of previously purchased Investor A shares of a Load Portfolio and which are still held by the Purchaser. As an example, if a Purchaser held Investor A shares of the Income Fund valued at $100,000 in aggregate and purchased an additional $5,000 of Investor A shares of the Income Fund, the sales charge for the $5,000 purchase would be 3.50% as indicated in the Sales Charge Schedule applicable to a $105,000 purchase. The Distributor must be notified at the time of purchase that a Purchaser is entitled to a reduced sales charge which will be granted subject to confirmation of the Purchaser's holdings. Rights of Accumulation may be modified or discontinued at any time.

LETTER OF INTENT

  A Purchaser may qualify for a reduced sales charge on a purchase of Investor A shares of a Load Portfolio alone or in combination with purchases of Investor A shares of any of the other Load Portfolios by completing the Letter of Intent section of the application. By doing so, the Purchaser agrees to invest within a thirteen-month period a specified amount which, if invested at one time, would qualify for a reduced sales charge. Each purchase will be made at a public offering price applicable to a single transaction in the dollar amount specified on the application, as described herein, after receipt of the Letter of Intent by the Distributor. The Letter of Intent does not obligate the Purchaser to purchase, nor the Company to sell, the amount indicated.

  The Letter of Intent may be back-dated up to ninety days so that any investments made in any of the Load Portfolios during the preceding ninety day period, valued at the Purchaser's cost, can be applied toward fulfillment of the Letter of Intent. However, there will be no refund of sales charges already paid during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount specified in the Letter of Intent. Income and capital gains distributions taken in additional shares will not apply toward completion of the Letter of Intent.

  Out of the initial purchase (or subsequent purchases, if necessary), 5% of the dollar amount specified on the application will be held in escrow by Provident in the form of Investor A shares registered in the Purchaser's name. The escrowed Investor A shares will not be available for redemption, transfer or encumbrance by the Purchaser until the Letter of Intent is completed or the higher sales charge is paid. All income and capital gains distributions on escrowed Investor A shares will be paid to the Purchaser.

  When the minimum investment specified in the Letter of Intent is completed (either prior to or by the end of the thirteen month period), the Purchaser will be notified and the escrowed Investor A shares will be released. If the intended investment is not completed, the Purchaser will be asked to remit to the Distributor any difference between the sales charge on the amount specified and on the amount actually purchased. If the Purchaser does not, within 20 days after receipt of a written request by the Distributor or the shareholder's dealer, pay such difference in sales charge, Provident, as transfer agent (the "Transfer Agent"), will redeem an appropriate number of the escrowed Investor A shares in order to realize such difference. Investor A shares remaining after any such redemption will be released by the Transfer Agent. Any redemptions made by the Purchaser during the thirteen-month period will be subtracted from the amount of the purchases for purposes of determining whether the Letter of Intent has been completed. In the event of a total redemption of the account prior to completion of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Purchaser.

  By signing the application, the Purchaser irrevocably constitutes and appoints the Transfer Agent its attorney to surrender for redemption any or all escrowed shares with full power of substitution. The Purchaser or his dealer must inform the Distributor or the Transfer Agent that a Letter of Intent is in effect each time a purchase is made.

WAIVER OF SALES CHARGES

  Investor A shares may also be sold, to the extent permitted by applicable law, at net asset value without the imposition of an initial sales charge to: (1) personal trust, employee benefit, agency and custodial (other than IRA) clients of Provident; (2) employees, officers and directors of Provident, the Distributor, and their spouses; (3) broker/ dealers purchasing shares for their own accounts; (4) all affiliates of Provident, including American Financial Group, Inc., and any officers, directors or employees thereof, and their spouses; (5) corporations; (6) employees (and their spouses and children under the age of 21) of any broker-dealer with which the Distributor enters into a dealer agreement to sell Investor A shares of the Company; (7) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc., or any of its affiliates, including the Distributor; (8) persons investing directly through the Distributor pursuant to a Systematic Investment Plan; and (9) persons investing directly through a discount brokerage firm which has entered into a dealer agreement with the Distributor.

  In addition, a shareholder who has redeemed all or any portion of his or her investment in Investor A shares of a Load Portfolio may purchase without a sales charge Investor A shares of any other Load Portfolio in an amount up to a maximum dollar amount of such shares redeemed within 30 days after such redemption. In order to so purchase Investor A shares without a sales charge, the shareholder, or his or her dealer, must notify the Company at the time an order is placed that such a purchase qualifies for this exemption from sales charges and must provide any other information necessary for confirmation of qualification.

CONTINGENT DEFERRED SALES CHARGE -- INVESTOR B SHARES

  Investor B shares which are redeemed within the first six years of purchase will be subject to a contingent deferred sales charge equal to the applicable percentage set forth below of an amount equal to the lesser of the net asset value at the time of purchase of the Investor B shares being redeemed or the net asset value of such shares at the time of redemption. Accordingly, a contingent deferred sales charge will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition, a charge will not be assessed on Investor B shares purchased through reinvestment of dividends or capital gains distributions. The Money Market Fund does not offer Investor B shares.

      YEAR OF REDEMPTION         CONTINGENT DEFERRED
        AFTER PURCHASE               SALES CHARGE
      ------------------         -------------------
First..........................            4%
Second.........................            4%
Third..........................            4%
Fourth.........................            3%
Fifth..........................            2%
Sixth..........................            1%
Seventh and following..........            0%

  Solely for purposes of determining whether a year has elapsed from the time of purchase of any Investor B shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares acquired pursuant to reinvestment of dividends or distributions and then from the earliest purchase of shares.

  For example, assume an investor purchased 100 Investor B shares with a net asset value of $10 per share (i.e., at an aggregate net asset value of $1,000) and in the eleventh month after purchase, the net asset value per share is $12 and, during such time, the investor has acquired five additional Investor B shares through dividend reinvestment. If the investor makes an initial redemption of 50 Investor B shares (producing proceeds of $600), five of such shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 45 Investor B shares being redeemed, the charge will be applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $450 of the $600 redemption proceeds will be subject to the charge of 4% ($18.00).

  The contingent deferred sales charge is waived on redemptions of Investor B shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum distribution from retirement plans under Code Section 401(a) where such redemption is necessary to make distributions to plan participants.

FACTORS TO CONSIDER WHEN SELECTING INVESTOR A SHARES OR INVESTOR B SHARES

  Before purchasing Investor A shares or Investor B shares of a Fund, investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated Rule 12b-1 fee and potential contingent deferred sales charges on Investor B shares prior to conversion (as described below) would be less than the initial sales charge and accumulated Rule 12b-1 fee on Investor A shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Investor A shares. In this regard, to the extent that the sales charge for the Investor A shares is waived or reduced by one of the methods described above or the investment is $100,000 or more, investments in Investor A shares become more desirable. The Company will refuse all purchase orders for Investor B shares of over $250,000.

  Although Investor A shares are subject to a Rule 12b-1 fee, they are not subject to the higher Rule 12b-1 fee applicable to Investor B shares. For this reason, Investor A shares can be expected to pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, purchasers of Investor A shares who do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in the Fund than purchasers of Investor B shares.

  As described above, purchasers of Investor B shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Investor B shares. Because a Fund's future returns cannot be predicted, there can be no assurance that this will be the case. Investors in Investor B shares would, however, own shares that are subject to higher annual expenses and, for a six-year period, such shares would be subject to a contingent deferred sales charge ranging from 4.00% to 1.00% upon redemption. Investors expecting to redeem during this six-year period should compare the cost of the contingent deferred sales charge plus the aggregate annual Investor B shares' Rule 12b-1 fees to the cost of the initial sales charge and Rule 12b-1 fee on the Investor A shares. Over time, the expense of the annual Rule 12b-1 fee on the Investor B shares may equal or exceed the initial sales charge and annual Rule 12b-1 fee applicable to Investor A shares. For example, if net asset value remains constant and assuming no waiving of any Rule 12b-1 fees, the aggregate Rule 12b-1 fee with respect to Investor B shares of a Fund would equal or exceed the initial sales charge and aggregate Rule 12b-1 fee of Investor A shares approximately seven years after the purchase. In order to reduce such fees of investors that hold Investor B shares for seven years or more, Investor B shares will be automatically converted to Investor A shares, as described below, at the end of an eight-year period. This example assumes that the initial purchase of Investor A shares would be subject to the maximum initial sales charge of 4.50%. This example does not take into account the time value of money which reduces the impact of the Investor B shares' Rule 12b-1 fee on the investment, the benefit of having the additional initial purchase price invested during the period before it is effectively paid out as a Rule 12b-1 fee, fluctuations in net asset value, any waiver of Rule 12b-1 fees or the effect of different performance assumptions.

  If a shareholder who owns both Investor A shares and Investor B shares redeems less than his or her entire investment, then shares will be redeemed in the following order: (a) any Investor B shares that are not subject to a contingent deferred sales charge; (b) Investor A shares; and (c) Investor B shares subject to a contingent deferred sales charge, unless shareholder has made a specific election otherwise.

CONVERSION FEATURE

  Investor B shares which have been outstanding for eight years after the end of the month in which the shares were initially purchased will automatically convert to Investor A shares and, consequently, will no longer be subject to the higher Rule 12b-1 fee. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge or other charge except that the Rule 12b-1 fee applicable to Investor A shares shall thereafter be applied to such converted shares. Such investors will then benefit from the lower Rule 12b-1 fee of Investor A shares. Because the per share net asset value of the Investor A shares may be higher than that of the Investor B shares at the time of conversion, a Shareholder may receive fewer Investor A shares than the number of Investor B shares converted, although the dollar value will be the same. Reinvestments of dividends and distributions in Investor B shares will not be considered a new purchase for purposes of the conversion feature and will convert to Investor A shares in the same proportion as the number of the shareholder's Investor B shares converting to Investor A shares bears to the shareholder's total Investor B shares not acquired through dividends and distributions.

  If a shareholder effects one or more exchanges among Investor B shares of the Funds during the eight-year period, the holding period for shares so exchanged will be counted toward such period.

OTHER PURCHASE INFORMATION

SYSTEMATIC INVESTMENT PLAN

  Shareholders may also arrange for systematic monthly or quarterly investments in their accounts. Once proper authorization has been given, a shareholder's bank account will be debited on the date specified to purchase shares in a Fund. A confirmation will be received from the Transfer Agent for every transaction.

INDIVIDUAL RETIREMENT ACCOUNTS

Provident offers tax-advantaged Individual Retirement Accounts ("IRAs") for which the Money Market Fund, the Income Fund, the Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund or the Balanced Fund may be an appropriate investment. A minimum initial investment of $500 is required. For details, including fees and an application form, please call the telephone number listed below under "Shareholder Services" or contact Mutual Fund Services, P.O. Box 14967, Cincinnati, Ohio 45250-0967.

  Investment in shares of any tax-exempt fund would not be appropriate for an IRA. Shareholders are advised to consult a tax adviser on IRA contribution and withdrawal requirements and restrictions and whether an investment in a tax exempt fund would be appropriate.

EXCHANGES

  If a shareholder has obtained the appropriate prospectus, he or she may exchange Investor A or Investor B shares of a Fund for shares of the same class of any of the other Funds on the basis of their respective net asset values by calling toll free 1-800-424-2295 or by writing The Provident Bank, c/o Mutual Fund Services, P.O. Box 14967, Cincinnati, Ohio 45250-0967. Subject to the qualifications and limitations described below under "How to Redeem Shares -- Telephone," neither the Company nor any of its service providers assumes responsibility for the authenticity of any telephone request for an exchange. Shares purchased by check are eligible for exchange after 15 days. No contingent deferred sales charge is imposed upon exchanges of Investor B shares of one Fund for Investor B shares of another Fund.

  If Investor B shares of a Fund are exchanged into the Money Market Fund, no contingent deferred sales charge will be imposed; however, the exchange will freeze the running of the time periods applicable to contingent deferred sales charges and the conversion feature. An exchange back into Investor B shares will restart such time periods. If less than all of a shareholder's Investor B shares of a Fund are exchanged into the Money Market Fund, the shareholder's Investor B shares will be deemed to be exchanged in the following order: (1) Investor B shares that are not subject to a contingent deferred sales charge, and (2) Investor B shares in the reverse order in which such shares were acquired (i.e., last in, first out). Effective July 1, 1998, exchanges of Investor B shares of a Fund for shares of the Money Market Fund will no longer be permitted.

  Orders to exchange Investor A or Investor B shares of a Fund for shares of the Money Market Fund will be executed by redeeming the shares of the Fund and purchasing Investor A shares of the Money Market Fund at the net asset value of such shares next determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the Company prior to the close of business on any day the Company is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of business will be executed at the respective net asset values next determined after the close of the next business day.

  An excessive number of exchanges may be disadvantageous to the Company. Therefore the Company, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the Funds in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial purchase requirements of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the Fund being acquired may legally be sold. The Company reserves the right, at any time, to modify or terminate any of the foregoing exchange privileges. The Company, however, will give shareholders 60 days' advance written notice of any such modification or termination.

HOW TO REDEEM SHARES

  Shares of the Funds may be redeemed for cash at their net asset value, less any applicable contingent deferred sales charge, upon written order by the shareholder to the Company, c/o The Provident Bank, Mutual Fund Services, P.O. Box 14967, Cincinnati, Ohio 45250-0967. A shareholder's signature(s) on the written order must be guaranteed as described below. In order to redeem by telephone, shareholders must have completed the authorization in their account applications. Proceeds for shares redeemed on telephonic order will be deposited by wire or EFT only to the bank account designated in the account application.

  The redemption value is the net asset value per share, less any applicable contingent deferred sales charge, and may be more or less than the shareholder's cost of the Fund's shares depending upon changes in the value of the Fund's securities between purchase and redemption. The Company computes the amount due a shareholder at the next Valuation Time after it has received all proper documentation. Payment of the amount due on redemption will be made within seven days thereafter except as discussed below.

  At various times, the Company may be requested to redeem shares for which it has not yet received good payment. In such a case, the Company may delay the mailing of a redemption check or the wiring or EFT of redemption proceeds until good payment has been collected for the purchase of such shares. This may take up to 15 days. Any delay may be avoided by purchasing shares either with a certified check or by Federal

Reserve or bank wire of funds or EFT. Although the mailing of a redemption check, wiring or EFT of redemption proceeds may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.

  Shareholders may also redeem their shares through broker-dealers. The Distributor, acting as agent for the Company, stands ready to repurchase the Funds' shares upon orders from dealers at the net asset value next computed after the Distributor receives the order. When the Distributor has received proper documentation, it will pay the redemption proceeds to the broker-dealer placing the order within three business days thereafter. The Distributor charges no fees for this service, except to the extent that a contingent deferred sales charge may be imposed upon redemptions of Investor B shares. However, a shareholder's broker-dealer may charge a service fee.

  For the protection of shareholders, regardless of the number of shares or amount of money involved in a redemption or repurchase, signatures on stock powers and all written orders or authorizations must be guaranteed by a U.S. stock exchange member, a U.S. commercial bank or trust company or other person eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Transfer Agent's policies. The Company or the Transfer Agent may waive this requirement but may also require additional documents in certain cases. Currently the requirement for a signature guarantee has been waived on redemptions of $50,000 or less where the account address of record has been the same for a minimum period of 90 days. The Company and the Transfer Agent reserve the right to withdraw this waiver at any time.

  If the Company receives a redemption order but a shareholder has not clearly indicated the amount of money or number of shares involved, the Company cannot execute the order. In such cases, the Company will request the missing information and process the order on the day such information is received.

  If a shareholder requests redemption by telephone and a bank account has previously been designated, the shareholder should state whether the proceeds should be wired, sent EFT or mailed to such bank. In the absence of a request that the proceeds be wired, sent EFT or mailed to such bank, they will be sent by check to the shareholder's address as it appears on the account registration. The redemption order also should include the account name as registered with the Company and the account number.

TELEPHONE

  Under ordinary circumstances, shareholders may redeem up to $50,000 from their accounts by telephoning Mutual Fund Services at: 1-800-424-2295.

  In order to ensure that instructions received by the Transfer Agent are genuine when a telephone transaction is initiated, a shareholder will be asked to verify certain information specific to its account. At the conclusion of the transaction, the shareholder will be given a transaction number confirming the request, and written confirmation of the transaction will be mailed within

72 hours of the telephone transaction. The shareholder's telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  The Company reserves the right at any time to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees. Except as otherwise noted, neither the Company nor any of its service providers assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing or by telephone nor will any of them be liable when following instructions received by telephone that the Transfer Agent reasonably believes to be genuine. The Transfer Agent will employ procedures designed to provide reasonable assurance that instructions received by telephone are genuine. If, for any reason, reasonable procedures are not followed, the Company or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. The Company may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Company cannot dispose of its investments or fairly determine their value; or (4) the Commission so orders.

  If the redemption proceeds are less than $2,500, they will be mailed by check. If they are $2,500 or more, they will be mailed, wired or sent EFT to a previously designated bank account as directed by the shareholder. If the Company cannot be reached by telephone, shareholders should follow the procedures for redeeming by mail or through a broker as set forth above.

AUTOMATIC WITHDRAWAL PLAN

  Investor A Shares -- Under an Automatic Withdrawal Plan, if an account has a value of at least $10,000 in Investor A shares of a Fund, a shareholder may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100 and may be as much as 1.5% per month or 4.5% per quarter of the total net asset value of the Fund's Investor A shares in the account when the Automatic Withdrawal Plan is opened.

  Investor B Shares -- If an account has a value of at least $10,000 in Investor B shares of a Fund, a shareholder may arrange for regular monthly or quarterly withdrawal payments. Each payment must be at least $100 and may be as much as
 .833% per month or 2.5% per quarter of the total net asset value of the Fund's Investor B shares in the account when the Automatic Withdrawal Plan is opened. The contingent deferred sales charge on such withdrawal payments will be waived.

  General -- Excessive withdrawals may decrease or deplete the value of an account. Purchases of additional shares, including use of the Systematic Investment Plan, concurrent with withdrawals may be disadvantageous to certain shareholders because of tax liabilities and sales charges.

CHECKWRITING

  If requested on your account application, the Money Market Fund will establish a checking account for you with Provident. Checks may be drawn for $250 or more payable to anyone. When a check is presented to Provident for payment, it will cause the Money Market Fund to redeem at the net asset value next determined a sufficient number of your shares to cover the check. You will receive the daily dividends declared on the shares redeemed to cover your check through the day Provident instructs the Money Market Fund to redeem the shares. There is currently no charge to you for this checking account. Money Market Fund checking accounts are subject to Provident's rules and regulations governing checking accounts. If there is an insufficient number of shares in your account when a check is presented to Provident for payment, the check will be returned. If you present a check on your account in person to Provident it will be treated as a redemption by mail received that day.

  Since the aggregate amount in your account changes each day because of the daily dividend, you should not attempt to withdraw the full amount in your account by using a check.

SMALL ACCOUNTS

  Because of the high cost of maintaining small accounts, the Company reserves the right to redeem an account if its value has fallen below $500 as a result of your redemptions (but not as a result of market action). The shareholder will be notified in writing and allowed at least 45 days to purchase additional shares in order to increase the balance over $500.

REDEMPTIONS IN KIND

  If conditions arise that would make it undesirable for the Company to pay for all redemptions in cash, the Company may authorize payment to be made in portfolio securities or other property. However, the Company has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000, or 1% of the applicable Fund's net assets if that is less, in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when the securities are sold.

SHAREHOLDER SERVICES

  Details on all shareholder services may be obtained from Provident by calling toll free 1-800-424-2295 or by writing the Distributor at 3435 Stelzer Road, Columbus, Ohio, 43219.

DIVIDENDS AND TAXES

DIVIDENDS

  The Money Market Fund intends to declare dividends daily from its net investment income and to distribute all of its net investment income to its shareholders monthly. The Stock Appreciation Fund intends to declare and distribute to its shareholders dividends from net investment income, if any, semi-annually. Each of the other Funds intends to declare and distribute to its shareholders dividends from net investment income monthly. Each Fund intends to declare and distribute all net realized mid-term and long-term capital gains. if any, annually as capital gains dividends.

  Each Fund's net investment income available for distribution to the holders of Investor A shares and Investor B shares (if any) will be reduced by the amount of Rule 12b-1 fees payable under the respective Plan and certain other class specific expenses paid by the respective class.

  Unless the Company receives instructions to the contrary before the record date, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in additional shares. Instructions continue in effect until changed in writing. Account statements and/or checks as appropriate will be mailed to shareholders within seven days after the Fund pays the distribution.

  If a shareholder elects to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the shareholder's cash election will be changed automatically and future dividend and capital gains distributions will be reinvested in the applicable Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the applicable Fund at the per share net asset value determined as of the date of cancellation.

FEDERAL TAXES

  Each of the Funds is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of that Fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income and 90% of its interest income excludable from gross income under Section 103(a) of the Code. Each Fund contemplates declaring as dividends all or substantially all of such Fund's investment company taxable income and its exempt income (before deduction of dividends paid).

  A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, a Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

  It is expected that each Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net recognized capital gains, if any, and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional shares of the Fund and not in cash. The dividends-received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends eligible for the dividends received deduction, if any, received by the Fund bear to its gross income.

  Distribution by a Fund of the excess of net mid-term or net long-term capital gain over net short-term capital loss is taxable to shareholders as mid-term or long-term capital gain, respectively, in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.

  Prior to purchasing shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value of the shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

  The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders. Potential investors in a Fund are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situations.

  The Transfer Agent will inform shareholders at least annually of the amount and nature of such income and capital gains.

MANAGEMENT AND EXPENSES

BOARD OF DIRECTORS

  Under Maryland law, the Company's Board of Directors, which is elected by the Company's shareholders, has absolute and exclusive control over the management and disposition of all assets of each Fund of the Company. The Directors, in turn, elect the officers of the Company to supervise actively its day-to-day operations. Subject to the authority of the Board of Directors, Provident, directly and through DRZ as subadviser with respect to the Income Equity Fund, supervises the investment programs of each Fund.

INVESTMENT ADVISER

  Provident, an Ohio banking corporation located at One East Fourth Street, Cincinnati, Ohio 45202, has entered into a Investment Advisory Agreement with the Company whereby Provident supervises and manages the investment and reinvestment of the assets of the Money Market Fund, the Income Fund, the Stock Appreciation Fund, the Large Company Fund, the Balanced Fund and, with DRZ, the Income Equity Fund. Provident has been providing investment advisory services to individual and corporate trust accounts since 1902.

  Provident is a subsidiary of Provident Financial Group, Inc. ("PFG"), a bank holding company located in Cincinnati, Ohio with approximately $7.1 billion in consolidated assets as of December 31, 1997. Through offices in Ohio and Kentucky, PFG and its subsidiaries provide a broad range of financial services to individuals and businesses. Under the Investment Advisory Agreement with the Company, for services rendered and expenses assumed as investment adviser, Provident receives annually a fee (1) from the Money Market Fund equal to .15% of the Money Market Fund's average net assets; (2) from the Income Fund equal to
 .40% of the Income Fund's average net assets; (3) from the Income Equity Fund equal to .95% of the Income Equity Fund's average net assets; (4) from the Stock Appreciation Fund equal to .80% of the Stock Appreciation Fund's average net assets; (5) from the Large Company Fund equal to .80% of the Large Company Fund's average net assets; and (6) from the Balanced Fund equal to .90% of the Balanced Fund's average net assets. Provident may periodically voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause the yield of that Fund to be higher than it would otherwise be in the absence of such a reduction. The advisory fees with respect to the Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund are higher, in the opinion of the Commission, than that paid by most investment compa-nies, but Provident believes the fees to be fair and reasonable.

  Provident uses a team approach and disciplined investment strategy in providing investment advisory services to all its accounts, including the Funds. As of November 15, 1996, Provident adopted a team approach with respect to each of the Funds in order to take advantage of the experience of its entire portfolio management team. Provident's investment staff consists of seven individuals. All Funds are reviewed on a regular basis by Provident's Investment Policy Committee to ensure they are invested in accordance with the Funds' and Provident's investment policies.

  Pursuant to the terms of its Investment Advisory Agreement with the Company, Provident has entered into a Sub-Investment Advisory Agreement with DRZ, a registered investment adviser, 201 South Orange Avenue, Suite 850, Orlando, Florida 32801, with respect to the Income Equity Fund. DRZ is owned equally by Mr. Gregory DePrince, Mr. John D. Race and Mr. Victor A. Zollo, Jr., each of whom are former employees of SunBank Capital Management N.A., the former sub-investment adviser of the Income Equity Fund ("SunBank"). In April, 1995, Messrs. DePrince, Race and Zollo left SunBank to form DRZ. In addition to the Income Equity Fund, DRZ provides investment management services to mutual funds and other institutions and currently manages assets of approximately $2.3 billion. Pursuant to the terms of such Sub-Investment Advisory Agreement, DRZ was retained by Provident to manage the day-to-day investment and reinvestment of that portion of the assets of the Income Equity Fund allocated to DRZ by the Company's Board of Directors. The remainder of the Income Equity Fund's assets are managed on a day-to-day basis by Provident. The amount of the assets of the Income Equity Fund to be allocated between DRZ and Provident from time to time is subject to the discretion of the Company's Board of Directors. Currently approximately $5.7 million of the Income Equity Fund's assets are managed directly by Provident. The remainder of the Income Equity Fund's assets are managed by DRZ up to approximately $75 million (exclusive of capital appreciation or depreciation and reinvested dividends). Any assets in excess of such $75 million limit would be managed directly by Provident. Both DRZ's and Provident's day-to-day management of the Income Equity Fund's portfolio is subject to the direction and control of the Company's Board of Directors, and Provident is responsible for selecting and monitoring DRZ and reporting the activities of DRZ to the Company's Board of Directors.

  For its services provided and expenses assumed pursuant to its Sub-Investment Advisory Agreement with Provident, DRZ receives from Provident a fee, computed daily and paid monthly, at the annual rate of 0.50% of the Income Equity Fund's average daily net assets up to $55 million and 0.55% of the average daily net assets of such Fund of $55 million and above. In addition, DRZ will manage net assets of the Income Equity Fund up to $75 million, but not beyond. The Directors of the Company shall take such limitation into account when determining the allocation of the Income Equity Fund's assets between Provident and DRZ.

  Gregory M. DePrince is primarily responsible for the management of that portion of the Income Equity Fund's portfolio allocated to DRZ to manage. Since April 1995, Mr. DePrince has been a director and Executive Vice President of DRZ. Prior to April 1995, Mr. DePrince served as the Equity Income Portfolio Manager at SunBank where he also managed the STI Classic Value Income Fund.

  In addition to serving as investment adviser, Provident has entered into an agreement with the Company to provide transfer agency services to each Fund. Under the Master Transfer and Recordkeeping Agreement, the Funds pay Provident the following fees for such services. The Money Market Fund pays a minimum annual fee of $24,000 for the first 500 shareholder accounts. For shareholder accounts of the Money Market Fund in excess of 500, the Money Market Fund pays an additional annual fee of $24 for each open shareholder account and $12 for each closed shareholder account. The Stock Appreciation Fund pays a minimum annual fee of $36,000 for the first 750 shareholder accounts. For shareholder accounts of the Stock Appreciation Fund in excess of 750, the Stock Appreciation Fund pays an additional annual fee of $18 for each open shareholder account and $9 for each closed shareholder account. All other Funds pay a minimum annual fee of $40,000 for the first 750 shareholder accounts and, for shareholder accounts of that Fund in excess of 750, an additional annual fee of $20 for each open shareholder account and $10 for each closed shareholder account.

CUSTODIAN AND FUND ACCOUNTANT

  The Provident Bank (the "Custodian") also serves as custodian for and provides certain fund accounting services to each of the Funds. Pursuant to the Custodian, Fund Accounting and Recordkeeping Agreement with the Company, the Custodian receives compensation from the Funds for such services in an amount equal to a fee, computed daily and paid monthly, at the following annual rate of
 .05% of the Money Market Fund's average daily net assets; .10% of the Income Fund's average daily net assets; and .15% of the Income Equity Fund's, the Stock Appreciation Fund's, the Large Company Fund's and the Balanced Fund's average daily net assets.

ADMINISTRATOR AND DISTRIBUTOR

  The Distributor, located at 3435 Stelzer Road, Columbus, Ohio 43219, is the administrator for each Fund, and also acts as the Funds' principal underwriter (the "Administrator" or the "Distributor," as the context indicates).

  The Administrator generally assists in all aspects of a Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its administration agreement with the Company, the Administrator receives a fee from each Fund, computed daily and paid periodically, at an annual rate of 0.20% of such Fund's average daily net assets. The Administrator may periodically voluntarily reduce all or a portion of its administration fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a reduction.

  The Distributor acts as agent for the Funds in the distribution of their shares and, in that capacity, solicits orders for the sale of shares, advertises, and pays the cost of that advertising, office space and its personnel involved in such activities. The Distributor receives no compensation under its Distribution Agreement with the Company, but may retain some or all of any sales charge imposed upon the shares and may receive compensation under the Distribution Plans described below.

DISTRIBUTION PLANS -- INVESTOR A SHARES

  The Investor A shares of each Fund may bear some of the costs of selling such shares under an Investor A Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Investor A Plan"). The Investor A Plan of each Fund provides that such Fund may expend daily amounts at an annual rate of up to 0.25% of the average daily net asset value of that Fund's Investor A shares to finance any activity which is principally intended to result in the sale of such Fund's Investor A shares including, without limitation, expenditures consisting of payments to the Distributor (1) to enable the Distributor to pay or to have paid to others who sell Investor A shares of that Fund a maintenance or other fee, at such intervals as the Distributor may determine, with respect to Investor A shares of the Fund previously sold by others and remaining outstanding during the period with respect to which such fee is or has been paid; and/or (2) to compensate the Distributor for its efforts with respect to sales of Investor A shares of the Fund since inception of the Plan.

  Fees paid pursuant to the Investor A Plan are accrued daily and paid monthly, and are charged as expenses of Investor A shares of such Fund as accrued.

DISTRIBUTION PLANS -- INVESTOR B SHARES

  Pursuant to Rule 12b-1, the Company has also adopted an Investor B Distribution Plan (the "Investor B Plan") with respect to Investor B shares of the Income Fund, the Income Equity Fund, the Stock Appreciation Fund, the Large Company Fund and the Balanced Fund. Pursuant to the Investor B Plan, a Fund is authorized to pay or reimburse the Distributor (a) a distribution fee in an amount not to exceed on an annual basis 0.75% of the average daily net asset value of Investor B shares of such Fund (the "Distribution Fee") and (b) a service fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Investor B shares of such Fund (the "Service Fee"). Payments under the Investor B Plan will be calculated daily and paid monthly at a rate not to exceed the limits described above, which rates are set from time to time by the Company's Board of Directors. Payments of the Distribution Fee to the Distributor pursuant to the Investor B Plan will be used (i) to compensate Participating Organizations (as defined below) for providing distribution assistance relating to Investor B shares, and (ii) for promotional activities intended to result in the sale of Investor B shares such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders, and payments of the Service Fee to the Distributor pursuant to the Investor B Plan will be used to compensate Participating Organizations for providing shareholder services with respect to their customers who are, from time to time, beneficial and record holders of Investor B shares. Participating Organizations include banks (including Provident and its affiliates), broker-dealers and other financial institutions.

  Fees paid pursuant to the Investor B Plan are accrued daily and paid monthly, and are charged as expenses of Investor B shares of such Fund as accrued.

  Pursuant to the Investor B Plan, the Distributor may enter into Rule 12b-1 Agreements with Participating Organizations for providing distribution and shareholder services to their customers who are the record or beneficial owners of Investor B shares. Such Participating Organizations will be compensated at the annual rate of up to 1.00% of the average daily net asset value of the Investor B shares held of record or beneficially by such customers. The distribution services provided by Participating Organizations for which the Distribution Fee may be paid may include promoting the purchase of Investor B shares of such Funds by their customers; processing purchase, exchange, and redemption requests from customers and placing orders with the Distributor or the transfer agent; processing dividend and distribution payments from a Fund on behalf of customers; providing information periodically to customers, including information showing their positions in Investor B shares; responding to inquiries from customers concerning their investment in Investor B shares; and providing other similar services as may be reasonably requested. The services provided by Participating Organizations for which the Service Fee may be paid may include providing shareholders information about their investment in the Investor B shares of a Fund and providing other continuing personal services to holders of Investor B shares.

  As required by Rule 12b-1, the Investor A Plan and the Investor B Plan (the "Plans") were each approved by the Directors of the Company, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Independent Directors"). The Plans continue in effect as long as such continuance is specifically approved at least annually by the Company's Directors, including a majority of the Independent Directors.

  The Plans may be terminated by a vote of a majority of the Independent Directors, or by a vote of a majority of the holders of the outstanding voting securities of the class of shares subject thereto. Any change in the Plans that would increase materially the distribution expenses paid by a Fund requires shareholder approval; otherwise, the Plans may be amended by the Directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for the purpose of voting upon the amendment. As long as either Plan is in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent Directors.

SHAREHOLDER SERVICES PLAN

  The Company has adopted a Shareholder Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Service Organization"), which may include Provident, its correspondent and affiliated banks, and the Distributor, which agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders (collectively "customers") who are the beneficial or record owners of shares of that Fund. In consideration for such services, a Service Organization receives a fee from the Fund computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net asset value of shares of that Fund owned beneficially or of record by such Service Organization's customers for whom the Service Organization provides such services.

  The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Services Organizations receiving such compensation to perform certain ministerial, recordkeeping and/or administrative support services with respect to the beneficial or record owners of shares of a Fund, including activities such as responding to shareholder inquiries regarding accounts, collecting information regarding changes in accounts and further assisting the Transfer Agent in maintaining the Fund's records, processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the shares of the Fund, providing sub-accounting with respect to shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in shares of that Fund pursuant to specific or pre-authorized instructions. As of the date of this Prospectus, no Servicing Agreements have been entered into on behalf of any of the Funds.

BANKING LAWS

  Provident believes that it possesses the legal authority to perform the investment advisory services for the Funds as set forth in its Investment Advisory Agreement with the Company, as described in this Prospectus, without violation of applicable banking laws and regulations, and has so represented in its Investment Advisory Agreement with the Company. Future changes in Federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which Provident performs such services for the Funds. See "MANAGEMENT OF THE COMPANY - Glass-Steagall Act" in the Statement of Additional Information for further discussion of applicable law and regulations.

FUND EXPENSES

  Provident, DRZ and the Administrator each bear all expenses in connection with the performance of their services as investment adviser, sub-investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Funds.

  The Directors reserve the right, subject to the receipt of any necessary relevant regulatory approvals or rulings, to allocate certain expenses (other than those associated with the applicable Plan) to the shareholders of a particular class on a basis other than relative net asset value as the Directors deem appropriate ("Class Expenses"). In such event, Class Expenses would be limited to: transfer agency fees identified by the Transfer Agent as attributable to a specific class; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; Blue Sky registration fees incurred by a class of shares; Commission registration fees incurred by a class of shares; expenses related to administrative personnel and services as required to support the shareholders of a specific class; litigation or other legal expenses relating solely to one class of shares; and Directors' fees incurred as a result of issues relating solely to one class of shares.

SECURITIES TRANSACTIONS

  Under policies established by the Board of Directors, Provident and DRZ, as the case may be, selects broker-dealers to execute portfolio transactions for the Funds subject to receipt of best execution. When selecting broker-dealers, Provident and DRZ may consider as a factor the number of shares of the Funds sold by a broker-dealer. In addition, broker-dealers executing transactions for a Fund may from time to time be affiliated with the Company, Provident, DRZ or their affiliates. The Funds may pay higher commissions to broker-dealers which provide research services. Provident and DRZ each may use these services in advising the

Funds as well as in advising their other clients.

PERFORMANCE DATA AND ADVERTISING

  From time to time the Money Market Fund may advertise "yield" and "effective yield," and the other Funds may advertise "total return" and/or "current yield." Such figures are based on historical earnings and are not intended to indicate future performance. The yield of the Money Market Fund refers to the income generated by the Money Market Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the Money Market Fund during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The effective yield is calculated similarly but, when annualized, the income earned from the Money Market Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Average annual total return refers to a Fund's average annual compounded rates of return over specified periods determined by comparing the initial amount invested to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of any sales charge and all recurring charges, if any, applicable to all shareholder accounts. Performance of a Fund may also be presented excluding the effect of a sales charge, if any.

  Current yield quotations for the Funds, other than the Money Market Fund, represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.

  The Large Company Fund has been initially funded by the transfer of all of the assets of two corresponding common trust funds managed by Provident (the "CIFs"). Because the management of the Large Company Fund is substantially the same as the CIFs, the quoted performance of such Fund includes the performance of the CIFs for the periods prior to the effectiveness of the Company's registration statement as it relates to the Large Company Fund. The CIFs were not registered under the 1940 Act, and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CIFs had been so registered, their performance might have been adversely affected.

  The Funds may also include comparative performance information in advertising or marketing their shares, such as data from Lipper Analytical Services, Inc., Standard & Poor's 500 Composite Stock Price Index or other industry publications. The Funds may include in sales and advertising material general mutual fund industry information compiled from financial and industry publications. The Company's Annual Report to Shareholders for the fiscal year ended December 31, 1997, contains additional performance information and will be made available to prospective investors and shareholders without cost.

  In addition, from time to time each Fund may present its distribution rates for a class of shares in supplemental sales literature which is accompanied or preceded by a prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share of a class made by a Fund over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although the Funds may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

  Standardized yield and total return quotations will be computed separately for Investor A and Investor B shares. Because of differences in the fees and/or expenses borne by Investor A and Investor B shares of the Funds, the net yield and total return on Investor A shares can be expected, at any given time, to differ from the net yield and total return on Investor B shares for the same period.

COMPANY SHARES

  The Company presently offers six series of shares of capital stock, par value $.001 per share (the "Funds"). The shares of each of the Funds, other than the Money Market Fund, are offered in two separate classes: Investor A shares and Investor B shares. The Money Market Fund has only the Investor A class of shares. When issued and paid for, shares of each Fund are fully paid and nonassessable by the Company. Shares may be exchanged or converted as explained above but will have no other preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are transferable, redeemable and freely assignable as collateral. There are no sinking fund provisions.

  Each share represents an equal proportionate interest in a Fund with other shares of the same Fund based upon such share's net asset value, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Directors.

  Shareholders will vote in the aggregate and not by Fund except as otherwise expressly required by law. For example, Shareholders of a Fund will vote in the aggregate with other shareholders of the Company with respect to the election of Directors and ratification of the selection of independent accountants. However, Shareholders of a Fund will vote as a Fund, and not in the aggregate with other shareholders of the Company, for purposes of approval of the Investment Advisory Agreement with respect to that Fund. In addition, holders of one class of Investor Shares of a Fund will vote as a class and not with holders of the other class of Investor Shares with respect to the approval of its respective Distribution Plan.

  The Company may dispense with an annual meeting of shareholders in any fiscal year in which it is not required in order to elect directors under the 1940 Act or state law. However, shareholders are entitled to call a special meeting of shareholders for purposes of voting on the removal of a director or directors when 10% of the outstanding shares request such a meeting. Shareholders may be eligible for shareholder communication assistance in connection with a special meeting.

  As used in this Prospectus and the Statement of Additional Information, a "vote of the holders of a majority of the outstanding voting securities" of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the outstanding shares of such Fund present at such meeting, if holders of more than 50% of the shares are present or represented by proxy, or (b) more than 50% of the shares of such Fund.

  As of April 20, 1998, Provident possessed, directly or on behalf of its underlying accounts, voting or investment power with respect to more than 25% of the outstanding shares of each of the Money Market, Income, Balanced and Large Company Funds and therefore may be presumed to control each of these Funds within the meaning of the 1940 Act.

ADDITIONAL INFORMATION

  Except as otherwise stated in this prospectus or required by law, the Company reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

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

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

                                         ---------------------------------------

                                                              THE                            THE RIVERFRONT
                                                              RIVERFRONT                     U.S. GOVERNMENT
                                                              FUNDS, INC.                    SECURITIES MONEY
                                                                                             MARKET FUND

                                                              PROSPECTUS                     THE RIVERFRONT
                                                              APRIL 30, 1998                 U.S. GOVERNMENT
                                                                                             INCOME FUND
                                                                                             THE RIVERFRONT
                                                                                             INCOME EQUITY
                                                                                             FUND
                                                                                             THE RIVERFRONT
                                                                                             STOCK APPRECIATION
                                                                                             FUND
                                                                                             THE RIVERFRONT
                                                                                             LARGE COMPANY
                                                                                             SELECT FUND
                                                                                             THE RIVERFRONT
                                                                                             BALANCED FUND
               THE RIVERFRONT FUNDS, INC.
                   Investment Adviser
                   The Provident Bank
                 One East Fourth Street
                 Cincinnati, Ohio 45202
                      Distributor
        BISYS Fund Services Limited Partnership
                    3435 Stelzer Rd.
                  Columbus, Ohio 43219
            For additional information call
                   The Provident Bank
                  Mutual Fund Services
                     1-800-424-2295

                       STATEMENT OF ADDITIONAL INFORMATION


                              THE RIVERFRONT FUNDS

           THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                   THE RIVERFRONT U.S. GOVERNMENT INCOME FUND
                          THE RIVERFRONT BALANCED FUND
                        THE RIVERFRONT INCOME EQUITY FUND
                    THE RIVERFRONT LARGE COMPANY SELECT FUND
                    THE RIVERFRONT SMALL COMPANY SELECT FUND

                                December 29, 1998

         This Statement of Additional Information is not a prospectus but relates to, and should be read in conjunction with, the prospectus (the "Prospectus") of The Riverfront U.S. Government Securities Money Market Fund (the "Money Market Fund"), The Riverfront U.S. Government Income Fund (the "Income Fund"), The Riverfront Balanced Fund (the "Balanced Fund"), The Riverfront Income Equity Fund (the "Income Equity Fund"), The Riverfront Large Company Select Fund (the "Large Company Fund") and The Riverfront Small Company Select Fund (the "Small Company Fund") (the Money Market Fund, the Income Fund, the Balanced Fund, the Income Equity Fund, the Large Company Fund and the Small Company Fund are hereinafter collectively referred to as the "Funds" and individually as a "Fund") dated the date hereof. The Funds are currently six series or portfolios of The Riverfront Funds, an Ohio business trust (the "Trust"). On January 2, 1997, the Balanced Fund changed its name from The Riverfront Flexible Growth Fund to The Riverfront Balanced Fund. On December 29, 1998, the Small Company Fund changed its name from The Riverfront Stock Appreciation Fund to The Riverfront Small Company Select Fund. This Statement of Additional Information is incorporated in its entirety into the Prospectus. A copy of the Prospectus may be obtained from BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                       Page

THE TRUST AND ITS FUNDS                                                 B-2
INVESTMENT OBJECTIVES AND POLICIES                                      B-3
DIVIDENDS AND TAXES                                                    B-14
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                         B-16
VALUATION OF SECURITIES                                                B-17
TRUSTEES AND OFFICERS                                                  B-19
MANAGEMENT OF THE FUNDS                                                B-20
SECURITIES TRANSACTIONS                                                B-26
ADMINISTRATOR                                                          B-30
DISTRIBUTOR                                                            B-31
DISTRIBUTION PLANS                                                     B-32
CAPITAL STOCK                                                          B-34
STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS                         B-34
ADDITIONAL INFORMATION                                                 B-40
FINANCIAL STATEMENTS                                                   B-42
APPENDIX                                                                A-1

--------------------------------------------------------------------------------

                            THE TRUST AND ITS FUNDS

--------------------------------------------------------------------------------


         The Riverfront Funds (the "Trust") is an open-end management investment company, commonly known as a mutual fund, which currently issues six series of shares of beneficial interest which are described in this Statement of Additional Information (the "Funds"). Each Fund of the Trust is diversified.

         The Trust was organized under Ohio law on October 6, 1996. On December 29, 1998, The Riverfront Funds, Inc., a Maryland corporation, changed its form of organization by completing a reorganization with The Riverfront Funds, an Ohio business trust, created for such purpose. References herein to the Trust and its Funds are intended to include The Riverfront Funds, Inc. and its corresponding funds prior to the reorganization.

         The Provident Bank ("Provident") serves as investment adviser, either directly or through a sub-adviser, to each Fund, and BISYS Fund Services Limited Partnership (the "Distributor") serves as Administrator and Distributor. Provident also serves as custodian and transfer agent for each of the Funds, and provides certain fund accounting and record keeping services for the Funds. DePrince, Race & Zollo, Inc. ("DRZ") serves as the sub-adviser to the Income Equity Fund.

         As of September 30, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation with MIM Mutual Funds, Inc. ("MIM"): (a) the Money Market Fund acquired all of the assets and liabilities of the MIM Money Market Fund; (b) the Income Equity Fund acquired all of the assets and liabilities of the MIM Bond Income Fund, the MIM Stock Income Fund and the AFA Equity Income Fund; and (c) the Small Company Fund acquired all of the assets and liabilities of the MIM Stock Growth Fund and the MIM Stock Appreciation Fund (collectively, the "Reorganization"). In exchange for such assets and liabilities, the respective Fund issued a number of its Investor A shares equal in value to the net assets of the corresponding MIM Fund acquired in the Reorganization. For accounting and performance purposes, the MIM Stock Appreciation Fund is considered to be the successor of the Small Company Fund; therefore, the performance and financial information of the Small Company Fund included in this Statement of Additional Information prior to September 30, 1995, relates to the operations of the MIM Stock Appreciation Fund prior to the Reorganization.

         The essential information about the Trust and its Funds is contained in the Prospectus. This Statement of Additional Information provides additional information about the Trust and each of the Funds that may be of interest to investors.


         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Funds. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading such Fund's Prospectus.

--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

--------------------------------------------------------------------------------


THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

         The Riverfront U.S. Government Securities Money Market Fund (the "Money Market Fund") seeks current income from U.S. Government short-term securities while preserving capital and maintaining liquidity.

         The Money Market Fund is designed for investors who wish to keep temporary cash balances in a fund invested in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE RIVERFRONT U.S. GOVERNMENT INCOME FUND

         The Riverfront U.S. Government Income Fund (the "Income Fund") seeks a high level of current income, consistent with preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities. The Income Fund intends to invest in securities with dollar-weighted average durations of between three and seven years. The dollar-weighted average life of the Income Fund's securities is expected to be in the range of four to ten years.

         The Income Fund is designed for investors seeking to provide for near-term income needs by investing in a fund which seeks to provide higher returns than those offered by certificates of deposits or U.S. Government money market funds.

THE RIVERFRONT INCOME EQUITY FUND

         The Riverfront Income Equity Fund (the "Income Equity Fund") seeks a high level of investment income, with capital appreciation as a secondary objective, through investment primarily in income-producing equity securities of U.S. issuers. To provide investment advisory services to the Income Equity Fund, Provident has entered into a sub-investment advisory agreement with DRZ.

         The Income Equity Fund is designed for investors seeking to invest for retirement, educational and other long-term needs.

THE RIVERFRONT LARGE COMPANY SELECT FUND

         The Riverfront Large Company Select Fund (the "Large Company Fund") seeks long-term growth of capital with current income as a secondary objective.

         The Large Company Fund is designed for investors seeking long-term growth of capital with some current income.

THE RIVERFRONT SMALL COMPANY SELECT FUND

         The Riverfront Small Company Select Fund (the "Small Company Fund") seeks capital growth.

         The Small Company Fund is designed for investors seeking growth of capital.


THE RIVERFRONT BALANCED FUND

         The Riverfront Balanced Fund (the "Balanced Fund") seeks long-term growth of capital with some current income as a secondary objective.

         The Balanced Fund is designed for investors seeking to invest in a fund which generates long-term growth of capital with some current income.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectus.

         Bank Obligations. Each Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by such Funds will be those guaranteed by U.S. commercial banks having, at the time of investment, capital, surplus, and undivided profits in excess of $1,500,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, if at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $1,500,000,000 (as of the date of its most recently published financial statements).


         The Income Fund, the Balanced Fund, the Income Equity Fund, the Large Company Fund and the Small Company Fund may also each invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States ("ECDs") and Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.


         ECDs may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such obligations may be held outside the U.S. and a Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic or foreign banks.

         Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


         The Income Fund, the Balanced Fund, the Income Equity Fund, the Large Company Fund and the Small Company Fund may invest in commercial paper which is rated by applicable nationally recognized statistical rating organizations ("NRSROs") in the highest rating category, or if unrated, is deemed by that Fund's investment adviser to be of comparable quality to commercial paper so rated.

         Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Income Fund, the Balanced Fund, the Income Equity Fund, the Large Company Fund and the Small Company Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time within 30 days. While such notes are not typically rated by credit rating agencies, variable amount master demand notes must be determined by Provident or DRZ, as the case may be, to be of comparable quality to the commercial paper which such Fund may purchase. The Fund's investment adviser or sub-adviser, as the case may be, will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Foreign Investment. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs, may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. The Income Equity Fund, the Balanced Fund, the Large Company Fund and the Small Company Fund will acquire such securities only when such Fund's investment adviser or sub-adviser, as the case may be, believes the risks associated with such investments are minimal.


         U.S. Government Obligations. Each Fund may invest in obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         Variable and Floating Rate Notes. Each Fund may acquire variable and floating rate notes, subject to such Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value or amortized cost, as the case may be. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value or amortized cost, as the case may be.


         Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by such Funds will be determined by Provident or DRZ, as the case may be, to be of comparable quality at the time of purchase to rated instruments eligible for purchase under that particular Fund's investment policies. In making such determinations, Provident or DRZ, as the case may be, will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may attempt to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default.


         When-Issued Securities. As discussed in the Prospectus, each of the Funds, other than the Small Company Fund, may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When such a Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or high quality liquid debt securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of Provident or DRZ, as the case may be, to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of its total assets.


         When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may cause the Fund to incur a loss or miss an opportunity to obtain a price considered to be advantageous. Such Funds will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with the Funds' investment objectives and policies and not for investment leverage.


         Repurchase Agreements. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from banks and registered broker-dealers which the investment adviser deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by Provident or DRZ, as the case may be. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by that Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


         Reverse Repurchase Agreements. As discussed in the Prospectus, each of the Funds, other than the Money Market Fund, may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.


         Except as otherwise disclosed to the shareholders of the particular Fund, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with, Provident, DRZ, the Distributor, or their affiliates, and will not give preference to Provident's correspondents with respect to such transactions, securities, savings deposits and repurchase agreements. In addition, while the Small Company Fund's investment restrictions permit it to engage in reverse repurchase agreements without prior shareholder approval, the Small Company Fund does not currently intend to enter into such agreements.


         Hedging Transactions. Hedging transactions, including the use of options and futures, in which a Fund may be authorized to engage as described in the Prospectus or below, have risks associated with them, including possible default by the other party to the transaction, illiquidity and, to the extent the investment adviser's view as to certain market movements is incorrect, the risk that the use of such hedging transactions could result in losses greater than if they had not been used.

         Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund create the possibility that losses on the hedging instrument may be greater than gains in the value of such Fund's position. In addition, futures and options markets may not be liquid at all circumstances. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of hedging transactions would reduce net asset value, and possible income, and such losses can be greater than if the hedging transactions had not been utilized.


         Writing Covered Call and Put Options. Each of the Income, Balanced, Income Equity, Large Company and Small Company Funds may write covered call and covered put options on securities or on futures contracts regarding securities, in which the particular Fund may invest, in an effort to realize additional income. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Put and call options purchased by a Fund will be valued at the last sale price, or in the absence of such a price, at the mean between the bid and asked price. Such options will be listed on national securities or futures exchanges or will be available in the over-the-counter market through pricing reports of broker-dealers. A Fund may write covered call options as a means of seeking to enhance its income through the receipt of premiums in instances in which the adviser determines that the underlying securities or futures contracts are not likely to increase in value above the exercise price. A Fund also may seek to earn additional income through the receipt of premiums by writing put options. Covered call options give the purchaser the right, for a stated period, to buy the underlying securities from a Fund at a stated price, while put options give the purchaser the right, for a stated period, to sell the underlying securities to a Fund at a stated price. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option; by writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its then current market value.


         When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         Such Funds may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.


         Options and Futures Strategies. In addition, each of the Income, Balanced, Income Equity, Large Company and Small Company Funds may purchase put and call options written by third parties covering those types of financial instruments in which such Fund may invest to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices for such instruments. The purchase of a put option is intended to protect the value of a Fund's holdings in a falling market while the purchase of a call option is intended to protect the value of a Fund's positions in a rising market.

         In purchasing a call option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security, index or futures contract increased by an amount in excess of the premium paid for the call option. It would realize a loss if the price of the underlying security, index or futures contract declined or remained the same or did not increase during the period by more than the amount of the premium. By purchasing a put option, a Fund would be in a position to realize a gain if, during the option period, the price of the security, index or futures contract declined by an amount in excess of the premium paid. It would realize a loss if the price of the security, index or futures contract increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to a Fund.

         General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed below and in the Prospectus. In addition, many hedging transactions involving options require segregation of a Fund's assets in special accounts, as described further below. The Funds that are authorized to engage in options transactions will only deal with exchange traded options, as opposed to over-the-counter traded options. Exchange traded options, unlike over-the-counter traded options, have standardized terms and performance mechanics. Exchange-traded options generally are guaranteed by the clearing agency which is the issuer or counterparty to such options. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with options purchased on an exchange.

         With certain exceptions, exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. A Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent in part, upon the liquidity of the option market. In addition, the hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         All options written by a Fund must be "covered" (e.g., the Fund must own the securities or futures contract subject to a call option or must meet the asset segregation requirements) as long as the option is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call option written by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold. With respect to put options written by a Fund, such Fund will place liquid securities in a segregated account to cover its obligations under such put option and will monitor the value of the assets in such account and its obligations under the put option daily.


         Futures Contracts. Each of the Income, Balanced, Income Equity, Large Company and Small Company Funds may purchase or sell contracts for the future delivery of the specific financial instruments in which the particular Fund may invest, and indices based upon the types of securities in which the particular Fund may invest (collectively, "Futures Contracts"). A Fund may use this investment technique to hedge against anticipated future changes in market interest rates, which otherwise might adversely affect either the value of the Fund's securities or the prices of securities which the Fund intends to purchase at a later date. Alternatively, the Funds may purchase or sell futures contracts to hedge against changes in market interest rates which may result in the premature call at par value of certain securities which the Fund has purchased at a premium.


         The Income Equity Fund and the Large Company Fund may purchase or sell futures contracts based upon an equity index, commonly referred to as "equity index futures contracts." This type of futures contract is an agreement by the Fund to buy or sell by a specified date and at a specified price the market value of equity securities included in a particular equity index. No payment is made for the index or securities when the Fund buys an equity index futures contract and neither the index nor any securities are delivered when the Fund sells an equity index futures contract. Instead, the Fund makes a deposit of "initial margin" equal to a percentage of the value of the futures contract. Payment or delivery is made upon the closing out of the futures position or the expiration of the equity index futures contract. Equity index futures contracts will be used only as a hedge against anticipated changes in the level of stock prices.

         The Income Fund may purchase or sell futures contracts based upon fixed income securities, commonly referred to as "interest rate futures contracts." An interest rate futures contract is an agreement by the Fund to buy or sell, by a specified date and at a specified price, the market value of fixed income securities included in a particular fixed income index. As with the futures contracts, no payment is made for securities when the Fund buys an interest rate futures contract and no securities are delivered when the Fund sells an interest rate futures contract; instead, the Fund makes an initial margin deposit and payment or delivery is made upon the closing out of the futures position or the expiration of the interest rate futures contract. Interest rate futures contracts will be used only as a hedge against anticipated changes in the level of interest rates.

         In general, the value of futures contracts sold by a Fund to offset declines in its portfolio securities will not exceed the total market value of the portfolio securities to be hedged, and futures contracts purchased by the Fund will be covered by a segregated account consisting of cash or liquid securities in an amount equal to the total market value of such futures contracts, less the initial margin deposited therefor.

         When selling futures contracts short, when buying futures contracts and when writing put options, a Fund will be required to segregate in a separate account cash and/or liquid securities in an amount sufficient to meets its obligations. When writing call options, a Fund will be required to own the financial instrument or futures contract underlying the option or segregate cash and/or liquid securities in an amount sufficient to meet its obligations under written calls.

         This investment technique is designed primarily to hedge against anticipated future changes in market conditions or interest rates which otherwise might adversely affect the value of securities which such a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities, to cover its performance under such contracts. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         Regulatory Restrictions. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, a Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts.

         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of the liquidation value of such Fund's total assets after taking into account unrealized profits and unrealized losses on any contracts entered into. Such Fund will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase.

FUNDAMENTAL NATURE OF INVESTMENT OBJECTIVES


         The investment objective of each of the Funds is fundamental and may not be changed without approval of the holders of a majority of such Fund's outstanding voting shares (which means the lesser of (1) 67% of the votes of shareholders of that Fund at a meeting at which more than 50% of the votes attributable to shareholders of record of such Fund are represented in person or by proxy or (2) the holders of more than 50% of the outstanding votes of shareholders of that Fund).


         In addition to the investment restrictions set forth in the Prospectus, the Money Market Fund may not:

         1. Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

         2. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; and

         3. Underwrite securities of other issuers, except that the Money Market Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective.

         Each of the Income Fund and the Income Equity Fund may not:

         1. Invest in securities of an issuer (other than an agency or instrumentality of the U.S. Government) which, together with any predecessor of the issuer, has been in operation for less than three years if, immediately after and as a result of such investment, more than 5% of the value of the Fund's total assets would then be invested in the securities of such issuer; and

         2. Invest more than 10% of the value of the Fund's net assets in fixed time deposits which are non-negotiable and/or which impose a penalty for early withdrawal and which have maturities of more than 7 days.


         Finally, each of the Balanced Fund, the Large Company Fund and the Small Company Fund may not:


         1. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

         2. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         3. Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current Prospectus of the Fund; and

         4. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).


         In addition to the investment restrictions contained in the Prospectus, the Balanced Fund, the Large Company Fund and the Small Company Fund have adopted the following additional restrictions, which may be changed by the Board of Trustees without the vote of a Fund's shareholders. Each such Fund may not:


         1. Engage in any short sales, except to the extent disclosed in the current Prospectus of the Fund;

         2. Purchase participation or direct interests in oil, gas or other mineral exploration or development programs (although investments by such Funds in marketable securities of companies engaged in such activities are not prohibited by this restriction);

         3. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom; and

         4. Mortgage or hypothecate the Fund's assets in excess of one third of the Fund's total assets.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

         Because the Money Market Fund invests entirely in securities with maturities of less than one year and because the Commission requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover rate with respect to the Money Market Fund is expected to be zero percent for regulatory purposes.

         The portfolio turnover rates for each of the Funds (other than the Money Market Fund) for the two fiscal years ended December 31, 1997 and 1996 are as follows:

                                           Year Ended                Year Ended
                  Fund                      12/31/97                  12/31/96
                  ----                     ----------                ----------

         Income Fund                           71%                       53%

         Income Equity Fund                   157%                      166%

         Balanced Fund                        102%                       98%


         Small Company Fund                    67%(1)                   162%


         Large Company Fund                    39%(2)                   N/A

--------------------


(1) The portfolio turnover rate for the Small Company Fund decreased materially for the fiscal year ended December 31, 1997 as a result of a change in strategy of the management of such Fund.


(2)      The Large Company Fund commenced operations January 2, 1997.

         The portfolio turnover rate for each Fund may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions to a Fund, and may result in additional tax consequences to such Fund's shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

--------------------------------------------------------------------------------

                               DIVIDENDS AND TAXES

--------------------------------------------------------------------------------



         Each Fund intends to distribute to its shareholders dividends from net investment income monthly (semi-annually with respect to the Small Company Fund) and all or substantially all of any net realized long-term capital gains annually in shares of the Fund or, at the option of the shareholder, in cash. Shareholders who have not opted prior to the record date for any distribution to receive cash will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of the next business day following the record date. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account statements and/or checks as appropriate will be mailed to shareholders within seven days after a Fund pays the distribution. Unless a Fund receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and all future gains and income distributions in shares. Instructions continue in effect until changed in writing.

ADDITIONAL TAX INFORMATION

         Each of the Funds of the Trust is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, each Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, each Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year and 90% of its interest income which is excludable from income under Section 103(a) of the Code. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.


         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. Dividends declared in October, November and December in any year and distributed in January of the following year will be treated as having been paid in the prior year. If distributions during a calendar year were less than the required amount, a Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each such Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional shares of the Fund and not in cash.


         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Long-term capital gains of individuals are subject to a maximum tax rate of 20% (10% for individuals in the 15% ordinary income tax bracket). Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward to future years. The holding period for long-term capital gains is more than one year.


         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction. Because all of the Money Market Fund's and Income Fund's net investment income is expected to be derived from earned interest, it is anticipated that no distributions from those Funds will qualify for the 70% dividends received deduction.

         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities, if any. Since less than 50% of the value of any Fund's total assets at the end of its fiscal year is expected to be invested in stock or securities of foreign corporations, a Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund, if any. These taxes will be taken as a deduction by such Fund.

         Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any shareholder, and the proceeds of redemption or the values of any exchanges of shares of the Fund, if such shareholder (1) fails to furnish the Fund with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         Information set forth in the Prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of a Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. As of the date hereof, several proposals have been introduced by the 105th Congress which, if enacted, could affect much of the information contained in this section. However, it is not possible at this time to assess which, if any, of such proposals will be acted upon and the effect thereof, if any, on this information.

         Information as to the federal income tax status of all distributions will be mailed annually to each shareholder.

FISCAL YEAR

         Each Fund's fiscal year ends December 31.


--------------------------------------------------------------------------------

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

--------------------------------------------------------------------------------



         Shares of each of the Trust's Funds are sold on a continuous basis by the Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing shares directly from the Distributor, shares may be purchased through procedures established by the Distributor in connection with the requirements of accounts at Provident or Provident's affiliated entities (collectively, "Entities"). Customers purchasing shares of the Funds may include officers, directors, or employees of Provident or the Entities.

         The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or
(d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Trust to determine the fair value of its net assets.

--------------------------------------------------------------------------------

                            VALUATION OF SECURITIES

--------------------------------------------------------------------------------


THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND


         The Trustees have determined that the amortized cost method for valuing the Money Market Fund's securities is the best method currently available. The Trustees review this method of valuation to ensure that such Fund's securities are valued at their fair value, as determined by the Trustees in good faith. The Trustees are obligated, as a particular responsibility within the overall duty of care owed to shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Money Market Fund's investment objective, to stabilize the net asset value per share as computed for the purposes of distribution and redemption at $1.00 per share.

         The Trustees' procedures include periodically monitoring, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than one-half of one percent between the two. The Trustees will take such steps as they consider appropriate including (1) the sale of the Money Market Fund's instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; (2) withholding dividends or payment of distributions from capital or capital gains; (3) redemptions of shares in kind; or (4) establishing a net asset value per share by using available market quotations or equivalents in order to minimize any material dilution or other unfair results which might arise from differences between the two.

         The Money Market Fund limits its investments to instruments which the Trustees have determined present minimal credit risk and which are "Eligible Securities" as defined by Rule 2a-7 of the 1940 Act. The Money Market Fund is also required to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share, and this precludes the purchase of any security with a remaining maturity of more than 397 days. Should the disposition of a security result in a dollar weighted average portfolio maturity of more than 90 days, the Money Market Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as practicable.


         It is the normal practice of the Money Market Fund to hold securities to maturity and realize par therefor, unless a sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the Money Market Fund. In periods of declining interest rates, the indicated daily yield on shares of the Money Market Fund, computed by dividing its annualized daily income by the net asset value computed as above, may tend to be lower than similar computations made by utilizing a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield of shares at the value computed as described above may tend to be higher than a similar computation made by utilizing a method of calculation based upon market prices and estimates.

         Since the net income of the Money Market Fund is declared as a dividend each time net income is determined, the net asset value per share remains at $1.00 per share immediately after each dividend declaration. The Money Market Fund expects to have net income at the time of each dividend determination made at the close of the Exchange. If for any reason there is a net loss which would result in the Money Market Fund's not being able to price its shares at $1.00 per share, the Money Market Fund will first offset such amount pro rata against dividends accrued during the month in each shareholder account. To the extent that such a net loss would exceed such accrued dividends, the Money Market Fund will reduce the number of its outstanding shares by having each shareholder contribute to the Money Market Fund's capital his pro rata portion of the total number of shares required to be cancelled in order to maintain a net asset value of $1.00. EACH SHAREHOLDER WILL BE DEEMED TO HAVE AGREED TO SUCH A CONTRIBUTION IN THESE CIRCUMSTANCES BY HIS INVESTMENT IN THE MONEY MARKET FUND.


THE RIVERFRONT U.S. GOVERNMENT INCOME FUND, THE RIVERFRONT INCOME EQUITY FUND, THE RIVERFRONT BALANCED FUND, THE RIVERFRONT LARGE COMPANY FUND AND THE RIVERFRONT SMALL COMPANY SELECT FUND

         Current values for such Funds' securities are determined as follows:

         (1) Securities that are traded on a securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the closing sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Board of Trustees;

         (2) Securities traded in the over-the-counter market, other than on NMS, for which market quotations are readily available, or in the event no sale has occurred under (1) above, are valued at the mean of the bid and asked prices at the time of valuation;

         (3) Short-term instruments which are purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market; short-term instruments maturing in more than sixty days when purchased which are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market; and which in either case reflects fair value as determined by the Board of Trustees;

         (4) Short-term money market instruments having maturities of more than sixty days for which market quotations are readily available are valued at current market value; where market quotations are not available, such instruments are valued at fair value as determined by the Board of Trustees; and

         (5) The following are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which complete quotations are not readily available,
(b) listed securities or those on NMS if, in the Trust's opinion, the last sales price does not reflect a current market value or if no sale occurred, and (c) other assets.

--------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------



         The Trustees and officers of the Trust are:

         J. VIRGIL EARLY, Age 60, Trustee; Principal in J. Virgil Early & Associates (business consulting); Vice President of Synovus Trust Company since September 1997; former Chief Financial Officer of Integrated Motor Tech (manufacturing) from February 1996 to November 1996; former Executive Vice President of Huntington Bankshares, Inc. Mr. Early's business address is
J. Virgil Early & Associates, 11 Bliss Lane, Jekyll Island, Georgia 31527.

         *WALTER B. GRIMM, Age 52, Trustee and President; employee of BISYS Fund Services Limited Partnership since June, 1992.

         WILLIAM M. HIGGINS, Age 54, Trustee; Senior Vice President and Director of Sena Weller Rohs Williams Inc. (investment advisory services); Mr. Higgins' business address is Sena Weller Rohs Williams, Inc., 300 Main Street, 3rd Fl., Cincinnati, OH 45202.

         *HARVEY M. SALKIN, PH.D., Age 52, Trustee; Professor, Case Western Reserve University and President of Marshall Plan Advisers, Inc. (investment advisory services); former President and major shareholder of Mathematical Investing Systems, Inc. Dr. Salkin's business address is Case Western Reserve University, Department of Operations Research, 10900 Euclid Avenue, Cleveland, Ohio 44106-7235.

         DONALD C. SIEKMANN, Age 59, Trustee; retired; former partner of Arthur Andersen (independent public accountants). Mr. Siekmann's business address is 425 Walnut Street, Cincinnati, Ohio 45243.

         *WILLIAM N. STRATMAN, Age 55, Trustee; co-owner of Mariners Inn Banquet Halls since 1995; former owner of Bohlender Engraving Company. Mr. Stratman's business address is 7949 Graves Road, Cincinnati, Ohio 45243.

         CHARLES L. BOOTH, Age 38, Vice President; employee of BISYS Fund Services Limited Partnership since April, 1988.

         GARY R. TENKMAN, Age 27, Treasurer; employee of BISYS Fund Services Limited Partnership since March 1998; prior to March 1998, Audit Manager for Ernst & Young LLP (independent public accountants).

         C. DAVID BUNSTINE, Age 31, Secretary; employee of BISYS Fund Services Limited Partnership since December, 1987.

         ALAINA V. METZ, Age 31, Assistant Secretary; employee of BISYS Fund Services Limited Partnership since June, 1995; prior to June, 1995, supervisor at Alliance Capital Management, L.P. (investment management firm).

         *These Trustees are interested persons of the Trust as defined under the 1940 Act.

         Except as set forth above, the address of all Trustees and officers of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219.

         During the fiscal year ended December 31, 1997, no Trustee or officer affiliated with Provident, DRZ, any other sub-adviser, the Distributor or BISYS Fund Services Ohio, Inc. received any direct remuneration from the Trust.

         The following table sets forth information regarding all compensation paid by the Trust to its trustees for their services as trustees during the fiscal year ended December 31, 1997. The Trust has no pension or retirement plans.

                               COMPENSATION TABLE

                                                         Total Compensation from
   Name and Position            Aggregate Compensation   the Trust and the Fund
    with the Trust                  from the Trust               Complex*
   -----------------            ----------------------   -----------------------

J. Virgil Early, Trustee               $7,000                    $7,000

William M. Higgins, Trustee             7,000                     7,000

Harvey M. Salkin, Trustee               7,000                     7,000

Donald C. Siekmann, Trustee(1)            -0-                       -0-

William N. Stratman(1)                    -0-                       -0-

Stephen G. Mintos, Trustee(2)             -0-                       -0-

* For purposes of this Table, Fund Complex means one or more mutual funds, including the Funds, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.

(1) Mr. Siekmann did not become a Trustee of the Trust until February 27, 1998. Mr. Stratman did not become a Trustee of the Trust until May 29, 1998.

(2) Mr. Mintos served as a Director of The Riverfront Funds, Inc. until January 30, 1998, when Mr. Grimm was elected to fill such position.



--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------


INVESTMENT ADVISER


         Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Funds' investment objectives, policies and restrictions, investment advisory services are provided to the Funds by The Provident Bank, One East Fourth Street, Cincinnati, Ohio 45202 ("Provident") pursuant to an Investment Advisory Agreement dated as of December 29, 1998 (the "Investment Advisory Agreement").

         Provident's services as investment adviser are provided through its Capital Management Group. Provident's Trust and Financial Services Group currently manages assets of approximately $800 million. The Trust is the first registered investment company for which Provident has provided investment advisory services.


         Provident is an Ohio banking corporation which, with its affiliates, as of December 31, 1997, provided commercial lending, lease financing, consumer credit, credit card, discount brokering, data processing, personal loan financing and trust and asset management services through over 70 branch offices located in Ohio and Kentucky. Provident is a subsidiary of Provident Financial Group, Inc., a bank holding company headquartered in Cincinnati, Ohio, with approximately $7.1 billion in total consolidated assets as of December 31, 1997. Through its Ohio and Kentucky banking subsidiaries, Provident Financial Group, Inc. provides a wide range of banking services to individuals and businesses.

         Provident's Capital Management Group employs an experienced staff of professional investment analysts, portfolio managers and traders and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities.


         Under the Investment Advisory Agreement, Provident has agreed to provide, either directly or through one or more sub-advisers, investment advisory services for each of the Funds as described in the Prospectus. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each of the Funds pays Provident a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund. The annual rates for the Funds are as follows: fifteen one-hundredths of one percent (.15%) for the Money Market Fund; forty one-hundredths of one percent (.40%) for the Income Fund; ninety-five one-hundredths of one percent (.95%) for the Income Equity Fund; eighty one-hundredths of one percent (.80%) for each of the Small Company Fund and the Large Company Fund; and ninety one-hundredths of one percent (.90%) for the Balanced Fund. Provident may periodically voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends.

         For the fiscal years ended December 31, 1997, 1996 and 1995, the Funds incurred the following investment advisory fees:

                                 Year Ended                 Year Ended                Year Ended
      Fund                        12/31/97                   12/31/96                  12/31/95
      ----                       ----------                 ----------                ----------
Money Market                      $242,900                   $259,214                  $221,912

Income                             200,909                    143,483                   144,461

Income Equity                      898,800                    688,484                   407,229

Small Company                      214,758                    294,183                    83,982(1)

Balanced                           185,950                    183,256                    76,231

Large Company                      251,705(2)                     N/A                       N/A

--------------------

(1)      Commenced operations on September 30, 1995.

(2)      Commenced operations on January 2, 1997.


         For the fiscal years ended December 31, 1997, 1996, and 1995, Provident waived investment advisory fees or reimbursed the Funds for certain expenses in the following amounts:

                                 Year Ended                 Year Ended                Year Ended
      Fund                        12/31/97                   12/31/96                  12/31/95
      ----                       ----------                 ----------                ----------
Money Market                            --                         --                        --

Income                                  --                         --                   $   548

Income Equity                           --                    $36,661                    73,635


Small Company                           --                         --                       900


Balanced                           $20,662                     28,720                    69,745

Large Company                           --                        N/A(1)                    N/A(1)

--------------------

(1)      Commenced operations on January 2, 1997.

         The Directors of Provident are Robert L. Hoverson, Jack M. Cook, Allen
L. Davis, Thomas D. Grote, Jr., Philip R. Myers, Joseph A. Pedoto, Sidney A. Peerless, M.D., and Joseph A. Steger.

         The principal executive officers of Provident are Robert L. Hoverson, President and Chief Executive Officer; Philip R. Myers, Senior Executive Vice President; John R. Farrenkopf, Senior Vice President and Chief Financial Officer; and Mark E. Magee, Senior Vice President, General Counsel and Secretary.


         Unless sooner terminated, the Investment Advisory Agreement and the Sub-Investment Advisory Agreement (as described below) continue in effect as to a particular Fund for successive one-year periods ending December 31 of each year if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding shares of such Fund (as defined above under "Fundamental Nature of Investment Objectives") and a majority of the Trustees who are not parties to the Investment Advisory Agreement or the Sub-Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement or the Sub-Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement and the Sub-Investment Advisory Agreement are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Fund, by vote of a majority of the outstanding shares of that Fund, or by Provident, or, in the case of a sub-adviser, on 60 days' prior written notice from such sub-adviser. Such Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement and the Sub-Investment Advisory Agreement provide that the respective investment adviser or sub-investment adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of their duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective investment advisers or sub-investment adviser in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

SUB-ADVISER

         Pursuant to the terms of the Investment Advisory Agreement, Provident has entered into a Sub-Investment Advisory Agreement dated as of December 29, 1998, with DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando, Florida 32801 ("DRZ"). Pursuant to the terms of such Sub-Investment Advisory Agreement, DRZ has been retained by Provident to manage the investment and reinvestment of that portion of the assets of the Income Equity Fund allocated to DRZ by the Trust's Board of Trustees subject to the direction and control of the Trust's Board of Trustees.

         Under this arrangement, DRZ is responsible for the day-to-day management of that specified portion of the Income Equity Fund's assets, investment performance, policies and guidelines, and maintaining certain books and records, and Provident is responsible for selecting and monitoring the performance of DRZ, the day-to-day management of that portion of the Income Equity Fund's assets allocated to it by the Trust's Board of Trustees, and for reporting the activities of DRZ in managing the Income Equity Fund to the Trust's Board of Trustees.

         For its services provided and expenses assumed pursuant to its Sub-Investment Advisory Agreement with Provident, DRZ receives from Provident, a fee computed daily and paid monthly, at the annual rate of fifty one-hundredths of one percent (0.50%) of the Income Equity Fund's average daily net assets of up to $55 million and fifty-five one-hundredths of one percent (0.55%) of the Income Equity Fund's average daily net assets of $55 million and above. In addition, DRZ has indicated a willingness to manage net assets of the Income Equity Fund up to $75 million (exclusive of capital appreciation and depreciation and reinvestment of dividends), but not beyond. The Board of Trustees have considered and shall continue to consider such limitation in determining what portion of the Income Equity Fund's assets should be allocated to DRZ to be managed.


         DRZ is owned jointly by Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. DRZ was established on March 1, 1995, to provide mutual funds and other institutional investors with investment management services. Prior to April 1995, Messrs. DePrince, Race and Zollo were officers and directors of SunBank Capital Management, N.A., 200 South Orange Avenue, Orlando, Florida 32801 ("SunBank"), and now serve as the directors and officers of DRZ.

         From August 1, 1994, to August 14, 1995, SunBank served as the sub-investment adviser to the Income Equity Fund pursuant to a Sub-Investment Advisory Agreement dated August 1, 1994 (the "SunBank Sub-Advisory Agreement"). Pursuant to the SunBank Sub-Advisory Agreement, SunBank received a fee, computed daily and paid monthly, at the annual rate of thirty-five one-hundredths of one percent (0.35%) of the Income Equity Fund's average daily net assets.

         Pursuant to the terms of the SunBank Sub-Advisory Agreement, for the period from January 1, 1995, to August 14, 1995, Provident paid $51,630 and $92,579, respectively, to SunBank in sub-investment advisory fees. For the fiscal years ended December 31, 1997 and 1996 and for the period from August 15, 1995 to December 31, 1995, Provident paid $470,539, $298,193 and $77,303, respectively, to DRZ in sub-investment advisory fees.

         From August 1, 1994 to December 31, 1996, James Investment Research, Inc., 1349 Fairground Road, Beavercreek, Ohio 45385 ("JIR"), served as the sub-investment adviser to the Balanced Fund pursuant to a Sub-Investment Advisory Agreement dated August 1, 1994 (the "JIR Sub-Advisory Agreement"). For its services provided and expenses assumed pursuant to the JIR Sub-Advisory Agreement with Provident, JIR received from Provident a fee, computed daily and paid monthly, at the annual rate of fifty one-hundredths of one percent (.50%) of the Balanced Fund's average daily net assets. Pursuant to the terms of the JIR Sub-Advisory Agreement, for the fiscal years ended December 31, 1996 and 1995, Provident paid JIR a total of $77,267 and $25,332, respectively, in sub-investment advisory fees.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT


         In addition to serving as investment adviser, Provident has entered into an Amended and Restated Custodian, Fund Accounting and Recordkeeping Agreement with the Trust to provide custody and certain fund accounting services to the Funds. Under the Amended and Restated Custodian, Fund Accounting and Recordkeeping Agreement dated as of December 29, 1998, Provident receives an annual fee from each Fund, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund. The annual rates for the Funds are as follows: .05% for the Money Market Fund; .10% for the Income Fund; and .15% for each of the Income Equity Fund, the Balanced Fund, the Large Company Fund and the Small Company Fund. As custodian, Provident is responsible for safeguarding all securities and cash of the Funds.

         The following table sets forth the fees incurred by the Funds for the custody and fund accounting services provided by Provident for the fiscal years ended December 31, 1997, 1996 and 1995:

                                                                   Fiscal Year Ended
                                                                      December 31,
                                                                   -----------------

         Fund                                   1997                       1996                    1995
         ----                                   ----                       ----                    ----
Money Market                                $  81,531                  $  86,401                 $73,973

Income                                         55,655                     35,870                  36,115

Income Equity                                 144,048                    108,638                  72,596

Balanced                                       33,160                     30,516                  12,666

Small Company                                  42,139                     55,160                  15,578(1)

Large Company                                  49,119(2)                     N/A                     N/A


--------------------

(1)      Commenced operations September 30, 1995.

(2)      Commenced operations January 2, 1997.


         Under the Master Transfer and Recordkeeping Agreement dated as of December 29, 1998, the Funds pay Provident the following fees for transfer agency services. The Money Market Fund pays a minimum annual fee of $24,000 for the first 500 shareholder accounts. For shareholder accounts of the Money Market Fund in excess of 500, the Money Market Fund pays an additional annual fee of $24 for each open shareholder account and $12 for each closed shareholder account. The Small Company Fund pays a minimum annual fee of $36,000 for the first 750 shareholder accounts. For shareholder accounts in excess of 750, the Small Company Fund pays an additional annual fee of $18 for each open shareholder account and $9 for each closed shareholder account. All other Funds pay a minimum annual fee of $40,000 for the first 750 shareholder accounts and, for shareholder accounts in excess of 750, an additional annual fee of $20 for each open shareholder account and $10 for each closed shareholder account.

         The following table sets forth the total amount of fees incurred by the Funds with respect to transfer agency and recordkeeping services for the fiscal years ended December 31, 1997, 1996 and 1995:


                                            Year Ended               Year Ended                Year Ended
       Fund                                  12/31/97                 12/31/96                  12/31/95
       ----                                 ----------               ----------                ----------
Money Market                                $  33,896                  $79,137                   $59,257

Income                                         50,879                   38,891                    37,402

Income Equity                                  96,037                   58,165                    42,860

Balanced                                       61,796                   44,600                    22,857

Small Company                                 118,492                   38,988                     9,834(1)

Large Company                                  41,424(2)                   N/A                       N/A



--------------------

(1)      Commenced operations September 30, 1995.

(2)      Commenced operations January 2, 1997.

--------------------------------------------------------------------------------

                             SECURITIES TRANSACTIONS

--------------------------------------------------------------------------------



         Each adviser, under policies established by the Board of Trustees, selects broker-dealers to execute transactions for the Funds. It is the policy of the Trust, in effecting transactions in portfolio securities, to seek best execution of and best price for orders. The determination of what may constitute best execution and price in the execution of a transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to a Fund, involving both the price paid or received and any commissions and other costs paid, the breadth of the market where executed, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Board of Trustees in determining the overall reasonableness of brokerage commissions paid. In determining best execution and selecting brokers to execute transactions, the advisers may consider brokerage and research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information provided to the Funds or to any other account over which the advisers or their affiliates exercise investment discretion. Each adviser is authorized to pay broker-dealers who provide such brokerage and research services a commission for executing each such Fund's transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to a Fund or to the adviser is considered to be in addition to and not in lieu of services required to be performed by such adviser under its agreement with the Trust. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the adviser who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreements, the advisers are permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the advisers do follow such a practice, they will do so on a basis which is fair and equitable to the Trust and its Funds.


         From time to time DRZ may direct brokerage transactions for the Income Equity Fund to brokerage firms in return for research services from such firms. Such research services include performance measurement services, databases containing financial and other information on companies, news retrieval systems, stock quote systems, and computer software programs that measure performance, identify companies on the basis of certain selection criteria, and allocate trades. For the fiscal year ended December 31, 1997, DRZ directed such transactions to the following brokers in the following amounts and paid the following brokerage commissions:

                                         Amount of                 Brokerage
      Broker                            Transaction               Commissions
      ------                            -----------               -----------

Alpha Management                       $    63,453                   $ 1,300

Bear Stearns                             1,384,457                     1,740

Cantor Fitzgerald                        1,484,117                     2,385

First Boston Co.                        17,739,821                    23,356

Merrill Lynch Co.                        3,584,547                     5,665

Paine Webber Co.                         7,752,097                    13,128

Robertson, Stephens Company             11,638,800                    18,523

Standard & Poors Co.                       762,219                       875
                                       -----------                   -------

TOTAL                                  $44,409,511                   $66,972
                                       ===========                   =======

         In addition, DRZ, on behalf of the Income Equity Fund, in the past has directed brokerage transactions to certain brokerage firms, including First Boston Corporation, which participate in a "step-out" program. In such program, the brokerage firm initiates the trade for the Fund and then steps away from a portion of that trade and its related commission. Another broker then steps in to complete the "stepped-out" trade, receives the commission and then refunds a portion of such commissions to the Income Equity Fund. To date, Provident Securities & Investment Company, an affiliate of Provident, has been the broker which has stepped in to complete such trades. For the fiscal year ended December 31, 1997, the total amount of brokerage transactions so directed by DRZ was $63,479,843, and the total amount of brokerage commissions paid on such transactions was $94,429.


         On behalf of the Small Company Fund, Provident from time to time directs brokerage transactions to Autranet (a subsidiary of Donaldson, Lufkin & Jenrette) in return for fundamental and technical research on equity securities. For the fiscal year ended December 31, 1997, Provident directed brokerage transactions to Autranet in the aggregate amount of $2,074,409, and paid in connection therewith, on behalf of the Small Company Fund, $3,264 in brokerage commissions for those transactions.


         The Money Market Fund and the Income Fund expect that purchases and sales of income securities usually will be principal transactions. Income securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by such Fund for such purchases. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark up or reflect a dealer's mark down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Income Fund may seek to maximize the rate of return on its portfolio by engaging in short-term trading consistent with its investment objective. Trading will occur primarily in anticipation of or in response to market developments or to take advantage of a market decline (a rise in interest rates) or to purchase in anticipation of a market rise (a decline in interest rates) and later sell. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what Provident believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such things as changes in the overall demand for, or supply of, various types of U.S. government securities and other eligible securities or changes in the investment objectives of investors. This policy of short-term trading may result in a higher portfolio turnover and increased expenses.


         The Income Equity Fund, the Small Company Fund, the Large Company Fund and the Balanced Fund expect that purchases and sales of equity securities usually will be effected through brokerage transactions for which commissions will be payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark up or mark down. Where transactions are made in the over-the-counter market, such Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Income Equity Fund may participate, if and when practicable, in group bidding for the purchase directly from an issuer of certain securities for such Fund in order to take advantage of the lower purchase price available to members of such a group.

         The Trust's Board of Trustees has determined that each Fund may follow a policy of considering sales of shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution, including best price, described above.

         The policy of the Trust with respect to brokerage is and will be reviewed by the Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.


         Investment decisions for the Funds are made independently from similar accounts managed by the advisers. Such similar accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and such accounts managed by the advisers, the transaction will be averaged as to price and available investments allocated as to amount in the manner which each adviser believes to be equitable to a Fund and such accounts. In some instances, these investment procedures may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, each adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for its similar accounts in order to obtain best execution.

         The following table sets forth brokerage commissions paid by the Funds for the past three fiscal years:

                                           For the Year Ended(1)

        Fund                     12/31/97          12/31/96          12/31/95
        ----                     --------          --------          --------

Money Market                    $    -0-          $    -0-          $    -0-

Income                               -0-               -0-               -0-

Income Equity                    405,332(2)        304,979(3)        269,007(4)

Balanced                          31,075            27,535            15,465


Small Company                     55,999           218,171           446,816(5)


Large Company(6)                  49,791               N/A               N/A

--------------------

(1) Unless otherwise indicated, no brokerage commissions were paid to an affiliated broker-dealer.

(2) Of this amount, $94,429 was paid to Provident Securities & Investment Company, an affiliate of Provident ("PSI"). Such amount does not reflect any commissions refunded to such Fund as described above. Such commissions paid to PSI constituted approximately 23.3% of all brokerage commissions paid by such Fund during the past fiscal year. Approximately 22.2% of the aggregate dollar amount of brokerage transactions, as a percentage of such Fund's total brokerage transactions, were effected through PSI.

(3)      Of this amount, $76,751 was paid to PSI.

(4)      Of this amount, $67,723 was paid to PSI.

(5) Includes the fiscal year ended September 30, 1995 and the fiscal period of October 1, 1995, through December 30, 1995.

(6)      Commenced operations January 2, 1997.


         The amount of brokerage commissions paid by the Small Company Fund has decreased substantially from previous fiscal years as a result of such Fund's decreased portfolio turnover due to a change in the strategy for managing such Fund.

         During the fiscal year ended December 31, 1997, each Fund, other than the Small Company Fund, held securities of the Company's regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, or their parent companies, including those of Morgan Stanley Dean Witter Discover & Co., Lehman Brothers Holdings, Inc., Travelers Insurance, Merrill Lynch & Co., Inc., A.G. Edwards and Prudential Funding Corp. At December 31, 1997, the Money Market Fund held approximately $5,500,000 of Merrill Lynch discount notes, a $15,000,000 repurchase agreement with Merrill Lynch, a $16,408,000 repurchase agreement with Dean Witter and approximately $6,000,000 of Morgan Stanley,

Dean Witter Discover & Co. discount notes. As of such date, the Income Fund held approximately $335,000 of Discover Card Trust bonds, the Income Equity Fund held approximately $785,000 of A.G. Edwards common stock, the Large Company Fund held approximately $485,000 of Travelers common stock and the Balanced Fund held approximately $165,000 of Merrill Lynch & Co., Inc. bonds.


--------------------------------------------------------------------------------

                                  ADMINISTRATOR

--------------------------------------------------------------------------------



         BISYS Fund Services Limited Partnership serves as administrator (the "Administrator") to the Trust and each Fund pursuant to the Administration Agreement dated as of December 29, 1998 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by Provident and DRZ under the Investment Advisory Agreement and Sub-Investment Advisory Agreement, as applicable, and by Provident under the Custodian, Fund Accounting and Recordkeeping Agreement and under the Master Transfer and Recordkeeping Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust, furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file all the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and transfer agent; prepare compliance filings pursuant to state securities laws; assist to the extent requested by the Trust with the Trust's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statements (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; in the case of the Money Market Fund, periodic review of the amount of the deviation, if any, of the current net asset value per share (calculated using available market quotations or an appropriate substitute that reflects current market conditions) from the Money Market Fund's amortized cost price per share; and generally assist in all aspects of the Trust's operations other than those performed by Provident and DRZ under the Investment Advisory Agreement and Sub-Investment Advisory Agreement, and by Provident under the Custodian, Fund Accounting and Recordkeeping Agreement and under the Master Transfer and Recordkeeping Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.


         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, at the annual rate of 0.20% of that Fund's average daily net assets. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.


         Unless sooner terminated as provided therein, the Administration Agreement will continue in effect until January 1, 1999. The Administration

Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Trust's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any error or judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

         The following table sets forth the fees paid by the Funds for administrative services for the past three fiscal years:

                                     Year Ended                 Year Ended                Year Ended
        Fund                          12/31/97                   12/31/96                  12/31/95
        ----                         ----------                 ----------                ----------
Money Market                          $323,868                   $345,611                  $296,255

Income                                 100,455                     71,742                    72,231

Income Equity                          189,223                    144,850                    96,796

Small Company                           53,690                     73,546                    20,771(1)

Balanced                                41,323                     40,688                    16,888

Large Company                           62,927(2)                     N/A                       N/A


--------------------

(1)      Commenced operations October 1, 1995.

(2)      Commenced operations January 2, 1997.


--------------------------------------------------------------------------------

                                   DISTRIBUTOR

--------------------------------------------------------------------------------


         The Distributor serves as distributor to each of the Funds pursuant to a Distribution Agreement dated as of December 29, 1998 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement continues until January 31, 1999. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         For the fiscal years ended December 31, 1997, 1996 and 1995, commissions paid to the Distributor with respect to the sale of shares of the Funds, after discounts to dealers, were $279,254,

$675,842 and $314,870, respectively. For the fiscal year ended December 31, 1997, $386 were reallowed by the Distributor to PSI.


--------------------------------------------------------------------------------

                               DISTRIBUTION PLANS

--------------------------------------------------------------------------------



         Each Fund has adopted a Distribution and Shareholder Service Plan relating to its Investor A class of shares (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act. In addition, each of the Income Fund, the Income Equity Fund, the Small Company Fund, the Large Company Fund and the Balanced Fund has adopted a Distribution and Shareholder Service Plan pursuant to Rule 12b-1 under the 1940 Act relating to its Investor B Class of Shares (the "Investor B Plan"). The Investor A Plan and the Investor B Plan are hereinafter referred to as the "Plans." Rule 12b-1 regulates circumstances under which an investment company may bear expenses associated with the distribution of its shares. Each Fund adopted both its Investor A Plan and Investor B Plan prior to the public offering of its shares of that class. The Investor A Plan provides that a Fund may incur certain expenses which may not exceed a maximum amount up to 0.25% of such Fund's average daily net assets for any fiscal year occurring after the inception of the Investor A Plan. Amounts paid under the Investor A Plan are to be paid to the Distributor in order to pay costs of distribution of a Fund's Investor A shares, including payment to the Distributor for efforts expended in respect of or in furtherance of sales of Investor A shares of the Fund and to enable the Distributor to pay or to have paid to others who sell or have sold Fund Investor A shares a maintenance or other fee, at such intervals as the Distributor may determine in respect of Fund Investor A shares previously sold by any such others at any time and remaining outstanding during the period in respect of which such fee is or has been paid. Such payments would be made through the Distributor to compensate broker-dealers and others whose clients invest in Investor A shares of a Fund for continuing services to their clients based on the average daily net asset value of such accounts remaining outstanding on the books of the Fund for specified periods.


         The Investor B Plan authorizes a Fund to make payments to the Distributor in an amount not in excess, on an annual basis, of 1.00% of the average daily net asset value of the Investor B shares of that Fund. Pursuant to the Investor B Plan, a Fund is authorized to pay or reimburse the Distributor
(a) a distribution fee in an amount not to exceed on an annual basis .75% of the average daily net asset value of Investor B shares of that Fund (the "Distribution Fee") and (b) a service fee in an amount not to exceed on an annual basis .25% of the average daily net asset value of the Investor B shares of such Fund (the "Service Fee"). Payments of the Distribution Fee to the Distributor pursuant to the Investor B Plan will be used (i) to compensate Participating Organizations (as defined below) for providing distribution assistance relating to Investor B shares, and (ii) for promotional activities intended to result in the sale of Investor B shares such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders. Payments of the Service Fee to the Distributor pursuant to the Investor B Plan will be used to compensate Participating Organizations for providing shareholder services with respect to their customers who are, from time to time, beneficial and record holders of Investor B shares. Participating Organizations include banks (including Provident and its affiliates), broker-dealers and other institutions.

         The Funds make no payments in connection with the sales of their shares other than the fees paid to the Distributor under the respective Plans. As a result, the Funds do not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Funds, or interest, carrying or other financing charges in connection with excess amounts expended.

         All persons authorized to direct the disposition of monies paid or payable by a Fund pursuant to a Plan or any related agreement must provide to the Trust's Board of Trustees at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made. Representatives, brokers, dealers or others receiving payments from the Distributor pursuant to a Plan must determine that such payments and the services provided in connection with such payments are appropriate for such persons and are not in violation of regulatory limitations applicable to such persons.

         While each Plan is in effect, the selection and nomination of Trustees of the Trust who are not "interested persons" as defined by the 1940 Act ("Independent Trustees") is committed to the discretion of the Independent Trustees then in office.

         Each Plan was approved by the Board of Trustees and by those Independent Trustees who have no direct or indirect financial interest in the operation of each Plan or any agreements of the Trust or any other person related to a Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such Plan. Each Plan may be continued annually if approved by a majority vote of the Trustees, and by a majority of the Rule 12b-1 Trustees, cast in person at a meeting called for that purpose. Each Plan may not be amended in order to increase materially the amount of distribution expenses permitted under a Plan without being approved by a majority vote of the outstanding voting shares of that class of the Fund. Each Plan may be terminated as to a specific class of a Fund at any time by a majority vote of the Rule 12b-1 Trustees or a majority of the outstanding voting shares of the effected class of that Fund.


         For the fiscal year ended December 31, 1997, the following amounts were payable by the Funds to the Distributor and waived by the Distributor, respectively, under the Plans.

                                                      Investor A Plan                    Investor B Plan
                                                      ---------------                    ---------------

              Fund                               Payable           Waived           Payable           Waived
              ----                               -------           ------           -------           ------
Money Market Fund                               $404,830         $242,899                              N/A(1)

Income Fund                                      122,072           29,297          $ 13,985             $0

Income Equity Fund                               202,966           41,154           134,238              0


Small Company Fund                                64,711                0             9,604              0


Balanced Fund                                     24,764           10,678           107,557              0

Large Company Fund(2)                             76,802                0             7,423              0

--------------------

(1) The Money Market Fund does not offer Investor B shares and therefore does not make payments under the Investor B Plan.

(2)      Commenced operations January 2, 1997.

--------------------------------------------------------------------------------

                                  CAPITAL STOCK

--------------------------------------------------------------------------------



         The Trust is an Ohio business trust. The Trust was organized on October 11, 1996, and the Trust's Declaration of Trust was filed with the Secretary of Ohio on May 2, 1997. On October 31, 1998, the Trust acquired all of the assets and liabilities of The Riverfront Funds, Inc., a Maryland corporation. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust presently has six series of shares which represent interests in the Funds of the Trust. The shares of each Fund, other than the Money Market Fund, are offered in two separate Classes: Investor A shares and Investor B shares. Shares of the Money Market Fund are only offered in the Investor A class of shares. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, Rule 18f-2 also provides that the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.



--------------------------------------------------------------------------------

                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS

--------------------------------------------------------------------------------


TOTAL RETURN


         Total return quotations for each of the Income Fund, the Income Equity Fund, the Small Company Fund, the Large Company Fund and the Balanced Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which a Fund has had operations, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The average annual total returns of each of the Investor A Shares of the Funds are as follows:


                                                          Investor A Shares
                                                     With Front-End Sales Loads*
                                                     ---------------------------

                                      One Year         Five Years       Ten Years       Inception
                                       Ended             Ended            Ended             to
         Fund                         6/30/98           6/30/98          6/30/98        6/30/98(1)
         ----                         --------         ----------       ---------       ----------
Money Market                            5.05%             4.62%             N/A            4.42%

Income                                  2.66%             3.84%             N/A            4.06%

Income Equity                          11.02%            17.64%             N/A           17.75%

Small Company(2)                       15.36%             9.29%           13.56%          10.56%

Balanced                               15.67%              N/A              N/A           12.93%


                                                         Investor A Shares
                                                    Without Front-End Sales Loads
                                                    -----------------------------

                                      One Year         Five Years       Ten Years       Inception
                                       Ended             Ended            Ended             to
         Fund                         6/30/98           6/30/98          6/30/98        6/30/98(1)
         ----                         --------         ----------       ---------       ----------
Money Market                            5.05%             4.62%             N/A            4.42%

Income                                  7.48%             4.79%             N/A            4.90%

Income Equity                          16.24%             4.79%             N/A           18.69%

Small Company(2)                       20.80%            10.29%           14.08%          11.03%

Balanced                               21.09%              N/A              N/A           14.29%

--------------------


* Investor A Shares of the Money Market Fund are not subject to a front-end sales load.

(1) Dates of Inception: Money Market and Income Funds -- 10/1/92; Income Equity Fund -- 10/8/92; Small Company Fund -- 7/23/87; and the Balanced Fund -- 9/1/94.

(2) The performance for the Small Company Fund includes the performance of the MIM Stock Appreciation Fund, the Small Company Fund's predecessor.

         The average annual total returns of each of the Investor B Shares of the Funds are as follows:

                                                         Investor B Shares
                                              (with Contingent Deferred Sales Load)(3)
                                              ----------------------------------------

                                      One Year         Five Years       Ten Years       Inception
                                       Ended             Ended            Ended             to
         Fund                         6/30/98           6/30/98          6/30/98        6/30/98(4)
         ----                         --------         ----------       ---------       ----------
         Income                         2.58%             3.79%             N/A            4.18%

         Income Equity                 11.79%            17.77%             N/A           17.98%

         Small Company                 16.19%             9.62%           13.88%          10.84%

         Balanced                      16.10%              N/A              N/A           13.16%



                                                         Investor B Shares
                                             (without Contingent Deferred Sales Load)(3)
                                             -------------------------------------------

                                      One Year         Five Years       Ten Years       Inception
                                       Ended             Ended            Ended             to
         Fund                         6/30/98           6/30/98          6/30/98        6/30/98(4)
         ----                         --------         ----------       ---------       ----------
         Income                         6.58%             4.13%             N/A            4.32%

         Income Equity                 15.33%            21.34%             N/A           18.06%

         Small Company                 19.68%             9.89%           13.88%          10.84%

         Balanced                      20.10%              N/A              N/A           13.71%


--------------------

(3) Includes the total return for the Investor A shares for periods prior to the date Investor B shares were first offered to the public (January 16, 1995 for all Funds except the Small Company Fund; October 1, 1995 for the Small Company Fund).

(4)      Dates of Inception - the Income Fund - 10/1/92; the Income Equity Fund
         - 10/8/92; the Balanced Fund - 9/1/94; and the Small Company Fund - 7/23/87.

         Without reimbursement of expenses and/or waiver of fees by Provident, the average annual total returns of the Money Market Fund, the Income Fund, the Income Equity Fund and the Balanced Fund for such periods would have been lower.


         For the one year, five year and ten year periods ended June 30, 1998, the average annual total returns for the Large Company Fund including the CIFs (the predecessors to the Large Company Fund whose returns have been restated to reflect the estimated fees for the Large Company Fund for the past fiscal year) are as follows:

                                               Investor A Shares
                                               -----------------
               With Front-End Sales Loads                              Without Front-End Sales Loads
               --------------------------                              -----------------------------
    One Year           Five Year           Ten Year           One Year           Five Year            Ten Year
    --------           ---------           --------           --------           ---------            --------
     21.24%              20.59%             15.87%             26.97%              21.69%              16.42%


                                               Investor B Shares
                                               -----------------
          With Contingent Deferred Sales Loads                    Without Contingent Deferred Sales Loads
          ------------------------------------                    ---------------------------------------
    One Year           Five Year           Ten Year           One Year           Five Year            Ten Year
    --------           ---------           --------           --------           ---------            --------
     22.00%              20.60%             15.55%             26.00%              20.78%              15.55%



         These performance figures for periods prior to January 2, 1997, are not those of the Large Company Fund. And, of course, past performance is no guarantee as to future performance.

30-DAY YIELD

         Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a recent 30-day period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period.


         For the 30-day period ended June 30, 1998, the yields of the indicated Funds are as follows:

                                           INVESTOR A SHARES                        INVESTOR B SHARES

                              With Front-End Sales      Without Front-End      Without Contingent Deferred
                                     Loads                 Sales Loads                  Sales Load
                              --------------------      -----------------      ---------------------------
Income Fund                          4.79%                    5.02%                       4.20%

Balanced Fund                        2.02%                    2.11%                       1.32%

Income Equity Fund                   1.03%                    1.08%                       0.28%

Large Company Fund                  (0.25)%                  (0.26)%                     (0.98)%

         Without reimbursement of expenses and/or waiver of fees, the current yields of the Income Fund, the Income Equity Fund and the Balanced Fund for the same period would have been lower.

SEVEN-DAY YIELD

         The yield for the Money Market Fund as it may appear from time to time in advertisements will be calculated by determining the net change, exclusive of capital changes (all realized and unrealized gains and losses), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, multiplying the base period return by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. The determination of net change in account value will reflect the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares and all fees charged to all shareholder accounts in proportion to the length of the base period and the Money Market Fund's average account size.


         If realized and unrealized gains and losses were included in the yield calculation, the yield of the Money Market Fund might vary materially from that reported in advertisements. For the seven-day period ended June 30, 1998, the current yield of the Money Market Fund was 4.96%.

         In addition to the yield of the Money Market Fund, its effective yield may appear from time to time in advertisements. The effective yield will be calculated by compounding the unannualized base period yield by adding 1 to the quotient, raising the sum to a power equal to 365 divided by 7, subtracting 1 from the result and carrying the resulting effective yield figure to the nearest hundredth of one percent. For the seven-day period ended June 30, 1998, the effective yield of the Money Market Fund was 5.08%.


         The yield and effective yield as quoted in such advertisements will not be based on information as of a date more than fourteen days prior to the date of their publication. Each yield will vary depending on market conditions and principal. Each yield also depends on the quality, maturity and type of instruments held and operating expenses. The advertisements will include, among other things, the length of the base period and the date of the last day in the base period used in computing the quotation.

DISTRIBUTION RATES


         Each of the Income Fund, the Income Equity Fund, the Balanced Fund, the Small Company Fund and the Large Company Fund may from time to time advertise current distribution rates which are calculated in accordance with the method disclosed in the Prospectus. The following table sets forth the distribution rates of the Investor A and B Shares for the 12-month period ended June 30, 1998.

                                                               Investor A Shares

                                    With Front-End Sales Loads                Without Front-End Sales Loads

                              Includes Capital     Excludes Capital      Includes Capital    Excludes Capital
Fund                                Gains                Gains                 Gains               Gains
----                          ----------------     ----------------      ----------------    ----------------
Income                               5.25%               5.25%                 5.50%               5.50%

Income Equity                       28.51%               0.95%                29.85%               0.99%

Balanced                             9.66%               1.46%                10.11%               1.53%

Small Company                       34.66%               0.00%                36.30%               0.00%

Large Company                        9.98%               0.00%                10.45%               0.00%


                                                            Without Contingent Deferred Sales Loads

Fund                                              Includes Capital Gains              Excludes Capital Gains
----                                              ----------------------              ----------------------
Income                                                      4.10%                              4.10%

Income Equity                                              28.37%                              0.21%

Balanced                                                    8.91%                              0.61%

Small Company                                              35.05%                              0.00%

Large Company                                              10.55%                              0.00%


GENERAL

         The yield and total return of any investment are generally a function of quality and maturity, type of investment and operating expenses. A Fund's yields and total return will fluctuate from time to time and are not necessarily representative of future results.

         Yield and total return information is useful in reviewing a Fund's performance, but because yield and total return will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time. An investor's principal is not guaranteed by the Fund.

         From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (a) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (b) discussions of general economic trends; (c) presentations of statistical data to supplement such discussions; (d) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (e) descriptions of investment strategies for one or more of the Funds within the Trust; (f) descriptions of investment strategies for one or more of such Funds; (g) descriptions or comparisons of various investment products, which may or may not include the Funds; (h) comparisons of investments products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (i) discussions of fund rankings or ratings by recognized rating organizations; and (j) testimonials describing the experience of persons who have invested in one or more of the Funds.


--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------



PRINCIPAL HOLDERS OF SECURITIES

         To the knowledge of the Trust, as of October 23, 1998, the persons listed below owned of record 5% or more of the outstanding shares of the following Funds:

                                  Name and Address
Fund                              of Owner of Record                                           % Ownership
----                              ------------------                                           -----------
Money Market,                     The Provident Bank Trust Department(1)
Investor A Shares                 P.O. Box 691198
                                  Cincinnati, Ohio 45269-1198                                       69.18%

                                  BHC Securities, Inc.(2)
                                  One Commerce Square
                                  Philadelphia, Pennsylvania 19103                                  19.49%

Balanced,                         BHC Securities, Inc.(2)
Investor A Shares                 One Commerce Square
                                  Philadelphia, Pennsylvania 19103                                  58.71%

                                  The Provident Bank(1)
                                  RPO Provident Bancorp
                                  Retirement Plan
                                  One East Fourth Street
                                  Cincinnati, Ohio 45202                                            16.84%

                                  The Provident Bank as
                                  Trustee FBO Provident Bancorp. 401K Equity(1)
                                  P.O. Box 691198
                                  Cincinnati, Ohio 45269-1198                                       13.83%

Large Company,                    Provident Bank Trust Department(1)
Investor A Shares                 Attn: Securities Processing
                                  P.O. Box 691198
                                  Cincinnati, Ohio 45269-1198                                       86.95%

                                  The Provident Bank Trust Department
                                  Attn: Employee Benefit Plan
                                  P.O. Box 691198
                                  Cincinnati, Ohio 45241                                             6.95%

                                  Name and Address
Fund                              of Owner of Record                                           % Ownership
----                              ------------------                                           -----------
Income Equity,                    The Chase Manhattan Bank as Trustee for
Investor A Shares                 The General Cable Corporation
                                  4 Tesseneer Drive
                                  Highland Heights, Kentucky 41076                                  51.58%

                                  BHC Securities, Inc.(2)
                                  One Commerce Square
                                  Philadelphia, Pennsylvania 19103                                  27.30%

                                  The Provident Bank(1)
                                  RPO Provident Retirement Plan
                                  P.O. Box 691198
                                  Cincinnati, Ohio 45269-1198                                        6.30%

Income,                           The Provident Bank
Investor A Shares                 One East Fourth Street
                                  Cincinnati, Ohio 45202                                            53.83%

                                  Provident Bank Trust Department(1)
                                  P.O. Box 691198
                                  Cincinnati, Ohio 45269-1198                                       36.39%

Income,                           Fifth Third Bank as Trustee for
Investor B Shares                 Cincinnati Institute of Fine Arts
                                  P.O. Box 630074
                                  Cincinnati, Ohio 45263                                            21.98%


--------------------

(1) The designated owner of record may possess on behalf of its underlying accounts voting or investment power with respect to these Shares.

(2) BHC Securities, Inc. holds such shares for various underlying beneficial owners.

AUDITORS

         The financial statements of each of the Funds at and for the fiscal year ended December 31, 1997, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202, independent certified public accountants as set forth in their report appearing elsewhere herein and are included in reliance upon such report given on the authority of Ernst & Young LLP as experts in auditing and accounting.

LEGAL COUNSEL


         Baker & Hostetler LLP, 65 East State Street, Columbus, Ohio 43215, is counsel to the Trust and will pass upon the legality of the shares offered hereby.

GENERAL


         Except as otherwise stated in the Prospectus, this Statement of Additional Information, or required by law, the Trust reserves the right to change the terms of the offer stated in the Prospectus or this Statement of Additional Information without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Prospectus, this Statement of Additional Information or in supplemental sales literature issued by the Trust or the Distributor, and no person is entitled to rely on any information or representation not contained therein.


         The Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission (the "Commission") which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the Rules and Regulations promulgated by the Commission.


--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


         The following financial statements relate to each of the Funds and to The Riverfront Ohio Tax-Free Bond Fund at and for the fiscal year ended December 31, 1997. Effective April 30, 1998, The Riverfront Ohio Tax-Free Bond Fund ceased operations and was liquidated and dissolved.


         The following unaudited financial statements for the Funds for the period ended June 30, 1998, reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. Of course, there can be no guarantee that such results will be reflected in the financial statements as of December 31, 1998.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

                                  U.S. GOVERNMENT  U.S. GOVERNMENT    INCOME
                                  SECURITIES MONEY     INCOME         EQUITY
                                    MARKET FUND         FUND           FUND
                                  ---------------- --------------- ------------
ASSETS:
Investments, at value (Cost
$117,471,203; $46,194,828; and
$104,811,106, respectively)......   $117,471,203     $46,732,283   $104,165,056
Repurchase agreements (Cost
$39,792,000; $0; and $0,
respectively)....................     39,792,000             --             --
                                    ------------     -----------   ------------
TOTAL INVESTMENTS................    157,263,203      46,732,283    104,165,056
Cash.............................             51             --             --
Interest and dividends
receivable.......................        266,210         641,081        233,668
Receivable for capital shares
issued...........................            --              811        134,358
Receivable for investments sold..            --              --         871,352
Prepaid expenses and other
assets...........................          9,681           4,924         14,171
                                    ------------     -----------   ------------
TOTAL ASSETS.....................    157,539,145      47,379,099    105,418,605
                                    ------------     -----------   ------------
LIABILITIES:
Dividends payable................        662,487         206,024        115,955
Capital gains distribution
payable..........................            --              --       1,185,476
Payable for capital shares
redeemed.........................            --              --          31,457
Payable for investments
purchased........................      1,000,000             --          63,677
Accrued expenses and other
payables:
 Investment advisory fees........         19,805          15,576         83,348
 Administration fees.............          4,279           1,297          2,866
 Custodian and accounting fees...          6,582           6,853         13,856
 12b-1 fees (Investor A).........         13,203           7,292         14,294
 12b-1 fees (Investor B).........            --            1,062         16,385
 Transfer agent fees.............          1,456           4,029          4,622
 Audit and legal fees............         49,886          15,499         31,455
 Other...........................          9,312           6,825            165
                                    ------------     -----------   ------------
TOTAL LIABILITIES................      1,767,010         264,457      1,563,556
                                    ------------     -----------   ------------
NET ASSETS:
Capital..........................    155,775,888      47,361,500     94,684,973
Accumulated undistributed net
investment income................            --                2            528
Net unrealized
appreciation/depreciation on
investments......................            --          537,455       (646,050)
Accumulated undistributed net
realized gains (losses) on
investment transactions..........         (3,753)       (784,315)     9,815,598
                                    ------------     -----------   ------------
 NET ASSETS......................   $155,772,135     $47,114,642   $103,855,049
                                    ============     ===========   ============
Net Assets
 Investor A Shares...............   $155,772,135     $45,831,005   $ 84,401,580
 Investor B Shares...............            N/A       1,283,637     19,453,469
                                    ------------     -----------   ------------
   Total.........................   $155,772,135     $47,114,642   $103,855,049
                                    ============     ===========   ============
Shares of capital stock
 Investor A Shares...............    155,772,135       4,809,781      6,974,638
 Investor B Shares...............            N/A         119,280      1,568,909
                                    ------------     -----------   ------------
   Total.........................    155,772,135       4,929,061      8,543,547
                                    ============     ===========   ============
Net asset value
 Investor A Shares--redemption
 price per share.................   $       1.00     $      9.53   $      12.10
 Investor B Shares--offering
 price per share*................            N/A           10.76          12.40
                                    ============     ===========   ============
Maximum Sales Charge (Investor
A)...............................            N/A            4.50%          4.50%
                                    ============     ===========   ============
Maximum Offering Price per share
 (100%/(100%- Maximum Sales
 Charge) of net asset
 value adjusted to nearest cent)
 (Investor A) (a)................   $       1.00     $      9.98   $      12.67
                                    ============     ===========   ============

--------

(a) Offering price and redemption price are the same for the U.S. Government Securities Money Market Fund.
 * Redemption price of Investor B shares varies based on length of time shares are held.
NA Not applicable

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

                                                          STOCK         LARGE
                                           BALANCED    APPRECIATION    COMPANY
                                             FUND          FUND      SELECT FUND
                                          -----------  ------------  -----------
ASSETS:
Investments, at value (Cost $19,161,077;
$19,644,619; and $28,598,922,
respectively)............................ $22,592,517  $24,464,735   $47,111,075
Interest and dividends receivable........     155,528        7,910        46,545
Receivable for capital shares issued.....      45,480       99,898       136,335
Receivable for investments sold..........         --       380,822           --
Unamortized organization costs...........         --           --          4,111
Prepaid expenses and other assets........       4,222        4,098         6,515
                                          -----------  -----------   -----------
TOTAL ASSETS.............................  22,797,747   24,957,463    47,304,581
                                          -----------  -----------   -----------
LIABILITIES:
Dividends payable........................      30,354          --            --
Capital gains distribution payable.......     127,214    2,974,895        10,823
Payable for capital shares redeemed......      11,522        3,265           503
Payable for investments purchased........      44,373          --        311,490
Accrued expenses and other payables:
 Investment advisory fees................      14,645       15,819        29,201
 Administration fees.....................         621          672         1,281
 Custodian and accounting fees...........       3,654        3,883         6,485
 12b-1 fees (Investor A).................       1,457        4,806         7,125
 12b-1 fees (Investor B).................      10,002        1,242         4,191
 Transfer agent fees.....................       5,225        9,797         2,794
 Audit and legal fees....................       8,753        7,877        10,934
 Other...................................         786       11,519            78
                                          -----------  -----------   -----------
TOTAL LIABILITIES........................     258,606    3,033,775       384,905
                                          -----------  -----------   -----------
NET ASSETS:
Capital..................................  17,170,391   16,066,652    24,169,454
Accumulated undistributed net investment
income (loss)............................       3,949     (105,757)      (74,636)
Net unrealized appreciation/depreciation
on investments...........................   3,431,440    4,820,116    18,512,153
Accumulated undistributed net realized
gains on investment transactions.........   1,933,361    1,142,677     4,312,705
                                          -----------  -----------   -----------
 NET ASSETS.............................. $22,539,141  $21,923,688   $46,919,676
                                          ===========  ===========   ===========
Net Assets
 Investor A Shares....................... $10,199,689  $20,437,296   $41,472,357
 Investor B Shares.......................  12,339,452    1,486,392     5,447,319
                                          -----------  -----------   -----------
   Total................................. $22,539,141  $21,923,688   $46,919,676
                                          ===========  ===========   ===========
Shares of capital stock
 Investor A Shares.......................     745,474    2,357,230     3,098,555
 Investor B Shares.......................     872,536      165,610       410,819
                                          -----------  -----------   -----------
   Total.................................   1,618,010    2,522,840     3,509,374
                                          ===========  ===========   ===========
Net asset value
 Investor A Shares--redemption price per
 share................................... $     13.68  $      8.67   $     13.38
 Investor B Shares--offering price per
 share*..................................       14.14         8.98         13.26
                                          ===========  ===========   ===========
Maximum Sales Charge (Investor A)........        4.50%        4.50%         4.50%
                                          ===========  ===========   ===========
Maximum Offering Price per share
 (100%/(100%- Maximum Sales Charge) of
 net asset value adjusted to nearest
 cent) (Investor A)...................... $     14.32  $      9.08   $     14.01
                                          ===========  ===========   ===========

--------

* Redemption price of Investor B shares varies based on length of time shares are held.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Operations
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                For the Six Months Ended June 30, 1998
(Unaudited)

                                     U.S. GOVERNMENT  U.S. GOVERNMENT   INCOME
                                     SECURITIES MONEY     INCOME        EQUITY
                                       MARKET FUND         FUND          FUND
                                     ---------------- --------------- ----------
INVESTMENT INCOME:
Interest income....................     $4,114,204      $1,444,715    $   36,837
Dividend income....................            --           39,662     1,327,668
                                        ----------      ----------    ----------
TOTAL INCOME.......................      4,114,204       1,484,377     1,364,505
                                        ----------      ----------    ----------
EXPENSES:
Investment advisory fees...........        110,833          97,286       509,287
Administration fees................        147,778          48,643       107,219
12b-1 fees (Investor A)............        184,719          59,197       109,815
12b-1 fees (Investor B)............                          6,424        96,831
Custodian and accounting fees......         37,705          28,926        82,585
Audit and legal fees...............         42,959          14,466        32,540
Directors' fees and expenses.......          8,147           2,725         5,997
Transfer agent fees................         22,042          22,174        45,002
Registration and filing fees.......          2,840           1,783         3,583
Printing costs.....................         41,977          12,096        34,198
Other..............................          5,331           1,903         3,028
                                        ----------      ----------    ----------
GROSS EXPENSES.....................        604,331         295,623     1,030,085
  Less: Fee waivers................       (110,832)        (14,207)      (13,463)
                                        ----------      ----------    ----------
    Net Expenses...................        493,499         281,416     1,016,622
                                        ----------      ----------    ----------
Net Investment Income..............      3,620,705       1,202,961       347,883
                                        ----------      ----------    ----------
REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS
Net realized gains (losses) from
investment transactions............            --          284,301    10,149,818
Net change in unrealized
appreciation/depreciation from
investments........................            --          (51,244)   (5,382,846)
                                        ----------      ----------    ----------
Net realized/unrealized gains
(losses) from investments..........            --          233,057     4,766,972
                                        ----------      ----------    ----------
Change in net assets resulting from
operations.........................     $3,620,705      $1,436,018    $5,114,855
                                        ==========      ==========    ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Operations
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                For the Six Months Ended June 30, 1998
(Unaudited)

                                                            STOCK        LARGE
                                              BALANCED   APPRECIATION   COMPANY
                                                FUND         FUND     SELECT FUND
                                             ----------  ------------ -----------
INVESTMENT INCOME:
Interest income............................  $  231,960   $   20,127  $    2,225
Dividend income............................     123,193      131,491     275,275
                                             ----------   ----------  ----------
TOTAL INCOME...............................     355,153      151,618     277,500
                                             ----------   ----------  ----------
EXPENSES:
Investment advisory fees...................      97,807      101,183     161,987
Administration fees........................      21,735       25,296      40,497
12b-1 fees (Investor A)....................      12,280       29,832      45,832
12b-1 fees (Investor B)....................      59,558        7,149      19,156
Custodian and accounting fees..............      18,340       20,826      31,618
Audit and legal fees.......................       4,922        7,497      11,972
Organization costs.........................         --           146         833
Directors' fees and expenses...............       1,136        1,341       2,055
Transfer agent fees........................      23,203       52,161      22,946
Registration and filing fees...............         964        1,128       2,032
Printing costs.............................       8,190        7,647      11,729
Other......................................         809          975       1,479
                                             ----------   ----------  ----------
GROSS EXPENSES.............................     248,944      255,181     352,136
  Less: Fee waivers........................     (13,890)         --          --
                                             ----------   ----------  ----------
    Net Expenses...........................     235,054      255,181     352,136
                                             ----------   ----------  ----------
Net Investment Income (Loss)...............     120,099     (103,563)    (74,636)
                                             ----------   ----------  ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS
Net realized gains (losses) from investment
transactions...............................   1,933,362    1,144,439   4,312,705
Net change in unrealized
appreciation/depreciation from investments.     506,958      781,767   2,505,192
                                             ----------   ----------  ----------
Net realized/unrealized gains (losses) from
investments................................   2,440,320    1,926,206   6,817,897
                                             ----------   ----------  ----------
Change in net assets resulting from
operations.................................  $2,560,419   $1,822,643  $6,743,261
                                             ==========   ==========  ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                   U.S. GOVERNMENT
                               SECURITIES MONEY MARKET      U.S. GOVERNMENT INCOME
                                        FUND                         FUND                 INCOME EQUITY FUND
                             ----------------------------  --------------------------  --------------------------
                                                            SIX MONTHS                  SIX MONTHS
                              SIX MONTHS     YEAR ENDED       ENDED       YEAR ENDED      ENDED       YEAR ENDED
                                 ENDED      DECEMBER 31,     JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                             JUNE 30, 1998      1997           1998          1997          1998          1997
                             -------------  -------------  ------------  ------------  ------------  ------------
                              (UNAUDITED)                  (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income....   $   3,620,705  $   7,931,905  $  1,202,961  $ 2,698,288   $    347,883  $  1,039,879
 Net realized gains
  (losses) from investment
  transactions............             --          (1,463)      284,301      781,702     10,149,818    21,576,605
 Net change in unrealized
  appreciation/depreciation
  from investments........             --             --        (51,244)     (56,510)    (5,382,846)      752,438
                             -------------  -------------  ------------  -----------   ------------  ------------
Change in net assets
resulting from operations.       3,620,705      7,930,442     1,436,018    3,423,480      5,114,855    23,368,922
                             -------------  -------------  ------------  -----------   ------------  ------------
DISTRIBUTIONS TO INVESTOR
A SHAREHOLDERS:
  From net investment
   income.................      (3,620,705)    (7,931,905)   (1,179,850)  (2,663,877)      (335,755)     (981,986)
  In excess of net
   investment income......             --             --            --      (412,137)           --            --
  From net realized gains
   from investments.......             --             --            --           --        (967,780)  (19,246,795)
DISTRIBUTIONS TO INVESTOR
B SHAREHOLDERS:
  From net investment
   income.................             --             --        (23,109)     (64,440)       (12,134)      (57,359)
  In excess of net
   investment income......             --             --            --       (11,526)           --            --
  From net realized gains
   from investments.......             --             --            --           --        (217,697)   (3,879,842)
                             -------------  -------------  ------------  -----------   ------------  ------------
Change in net assets from
shareholder distributions.      (3,620,705)    (7,931,905)   (1,202,959)  (3,151,980)    (1,533,366)  (24,165,982)
                             -------------  -------------  ------------  -----------   ------------  ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued.................     152,232,732    374,303,813     1,047,768    4,236,017      6,594,194    15,853,924
  Proceeds from shares
   issued in connection
   with common trust fund
   acquisition............             --             --            --    16,606,766            --            --
  Dividends reinvested....         986,136      2,327,411       131,122      506,586        227,290    23,523,261
  Cost of shares redeemed.    (140,015,490)  (415,078,263)   (4,623,735)  (6,285,274)    (7,951,714)  (18,176,359)
                             -------------  -------------  ------------  -----------   ------------  ------------
Change in net assets from
capital transactions......      13,203,378    (38,447,039)   (3,444,845)  15,064,095     (1,130,230)   21,200,826
                             -------------  -------------  ------------  -----------   ------------  ------------
Change in net assets......      13,203,378    (38,448,502)   (3,211,786)  15,335,595      2,451,259    20,403,766
NET ASSETS:
  Beginning of period.....     142,568,757    181,017,259    50,326,428   34,990,833    101,403,790    81,000,024
                             -------------  -------------  ------------  -----------   ------------  ------------
  End of period...........   $ 155,772,135  $ 142,568,757  $ 47,114,642  $50,326,428   $103,855,049  $101,403,790
                             =============  =============  ============  ===========   ============  ============
SHARE TRANSACTIONS:
  Issued..................     152,232,732    374,303,813       108,699      448,161        519,548     1,186,068
  Issued in connection
   with common trust fund
   acquisition............             --             --            --     1,761,057            --            --
  Reinvested..............         986,136      2,327,411        13,622       53,203         17,857     1,989,492
  Redeemed................    (140,015,490)  (415,078,263)     (484,527)    (664,598)      (635,208)   (1,316,119)
                             -------------  -------------  ------------  -----------   ------------  ------------
Change in shares..........      13,203,378    (38,447,039)     (362,206)   1,597,823        (97,803)    1,859,441
                             =============  =============  ============  ===========   ============  ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                  BALANCED FUND         STOCK APPRECIATION FUND    LARGE COMPANY SELECT FUND
                             -------------------------  -------------------------  ---------------------------
                             SIX MONTHS                 SIX MONTHS                  SIX MONTHS      FOR THE
                                ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      PERIOD ENDED
                              JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                1998          1997         1998          1997          1998          1997*
                             -----------  ------------  -----------  ------------  ------------  -------------
                             (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income
 (loss)...................   $   120,099  $   277,959   $  (103,563) $   (123,137) $    (74,636) $     (7,932)
 Net realized gains
 (losses) from investment
 transactions.............     1,933,362    1,983,851     1,144,439     5,867,571     4,312,705     4,033,588
 Net change in unrealized
  appreciation/depreciation
  from investments........       506,958      870,883       781,767    (1,404,729)    2,505,192     3,414,575
                             -----------  -----------   -----------  ------------  ------------  ------------
Change in net assets
resulting from operations.     2,560,419    3,132,693     1,822,643     4,339,705     6,743,261     7,440,231
                             -----------  -----------   -----------  ------------  ------------  ------------
DISTRIBUTIONS TO INVESTOR
A SHAREHOLDERS:
 From net investment
 income...................       (77,604)    (180,288)          --            --            --            --
 From net realized gains
 from investments.........       (58,612)    (786,461)   (2,779,610)   (4,562,955)       (9,556)   (3,675,987)
 Tax return of capital....           --           --            --            --            --        (76,753)
DISTRIBUTIONS TO INVESTOR
B SHAREHOLDERS:
 From net investment
 income...................       (42,525)     (99,558)          --            --            --            --
 From net realized gains
 from investments.........       (68,602)    (913,202)     (195,285)     (216,879)       (1,267)     (270,025)
                             -----------  -----------   -----------  ------------  ------------  ------------
Change in net assets from
shareholder distributions.      (247,343)  (1,979,509)   (2,974,895)   (4,779,834)      (10,823)   (4,022,765)
                             -----------  -----------   -----------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued...................     1,309,272    2,623,393     1,189,983     3,536,148     6,104,572     4,882,547
 Proceeds from shares
  issued in connection
  with common trust fund
  acquisition.............           --           --            --            --            --     27,813,338
 Dividends reinvested.....        87,832    1,948,716           119     4,580,891         2,216     3,939,671
 Cost of shares redeemed..    (2,216,887)  (5,473,923)   (3,691,741)  (14,013,668)   (1,997,139)   (3,975,433)
                             -----------  -----------   -----------  ------------  ------------  ------------
Change in net assets from
capital transactions......      (819,783)    (901,814)   (2,501,639)   (5,896,629)    4,109,649    32,660,123
                             -----------  -----------   -----------  ------------  ------------  ------------
Change in net assets......     1,493,293      251,370    (3,653,891)   (6,336,758)   10,842,087    36,077,589
NET ASSETS:
 Beginning of period......    21,045,848   20,794,478    25,577,579    31,914,337    36,077,589           --
                             -----------  -----------   -----------  ------------  ------------  ------------
 End of period............   $22,539,141  $21,045,848   $21,923,688  $ 25,577,579  $ 46,919,676  $ 36,077,589
                             ===========  ===========   ===========  ============  ============  ============
SHARE TRANSACTIONS:
 Issued...................        97,777      207,417       120,443       359,468       486,244       403,509
 Issued in connection with
  common trust fund
  acquisition.............           --           --            --            --            --      2,781,335
 Reinvested...............         6,644      156,705            13       490,460           200       353,440
 Redeemed.................      (166,823)    (437,775)     (381,968)   (1,448,614)     (159,759)     (355,595)
                             -----------  -----------   -----------  ------------  ------------  ------------
Change in shares..........       (62,402)     (73,653)     (261,512)     (598,686)      326,685     3,182,689
                             ===========  ===========   ===========  ============  ============  ============

--------

* For the period January 2, 1997 (commencement of operations) through December 31, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
U.S. Government Securities Money Market Fund
(Unaudited)

 PRINCIPAL                         SECURITY                          AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ---------- ------------------------------------------------------   ----------
 COMMERCIAL PAPER (32.0%)
 Automotive (1.9%)
 $1,500,000 Ford Motor Co., Discount Note, 7/16/98................   $1,496,557
  1,500,000 Ford Motor Co., Discount Note, 8/25/98................    1,487,510
                                                                     ----------
                                                                      2,984,067
                                                                     ----------
 Banks (4.1%)
  2,400,000 Banc One Corp., Discount Note, 7/10/98................    2,396,628
  4,000,000 Banc One Corp., Discount Note, 8/21/98................    3,968,720
                                                                     ----------
                                                                      6,365,348
                                                                     ----------
 Brokerage Services (3.1%)
  2,000,000 Merrill Lynch & Co., Inc., Discount Note, 10/20/98....    1,966,084
  1,500,000 Merrill Lynch & Co., Inc., Discount Note, 11/20/98....    1,467,340
  1,500,000 Merrill Lynch & Co., Inc., Discount Note, 11/30/98....    1,465,293
                                                                     ----------
                                                                      4,898,717
                                                                     ----------
 Chemicals-General (3.0%)
  1,750,000 Monsanto Co., Discount Note, 7/17/98..................    1,745,854
  3,000,000 Sherman-Williams Co., Discount Note, 7/10/98..........    2,995,883
                                                                     ----------
                                                                      4,741,737
                                                                     ----------
 Entertainment (2.2%)
  1,500,000 The Walt Disney Co., Discount Note, 7/15/98...........    1,496,850
  2,000,000 The Walt Disney Co., Discount Note, 8/10/98...........    1,988,067
                                                                     ----------
                                                                      3,484,917
                                                                     ----------
 Financial Services (7.4%)
  3,000,000 General Electric Capital Corp., Discount Note, 7/6/98.    2,997,691
  2,000,000 General Electric Capital Corp., Discount Note,
             8/20/98..............................................    1,984,722
  3,000,000 General Electric Capital Corp., Discount Note,
             10/20/98.............................................    2,949,958
  2,000,000 IBM Credit Corp., Discount Note, 7/21/98..............    1,993,911
  1,500,000 IBM Credit Corp., Discount Note, 7/23/98..............    1,494,867
                                                                     ----------
                                                                     11,421,149
                                                                     ----------
 Food Distributors, Supermarkets & Wholesalers (2.6%)
  2,000,000 Winn Dixie Stores, Inc., Discount Note, 7/28/98.......    1,991,750

 PRINCIPAL                         SECURITY                           AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ---------- ------------------------------------------------------   -----------
 COMMERCIAL PAPER, CONTINUED:
 Food Distributors, Supermarkets & Wholesalers, continued
 $2,000,000 Winn Dixie Stores, Inc., Discount Note, 8/11/98.......   $ 1,987,358
                                                                     -----------
                                                                       3,979,108
                                                                     -----------
 Manufacturing-Consumer Goods (6.4%)
  3,000,000 Eaton Corp., Discount Note, 7/8/98....................     2,996,820
  1,500,000 Eaton Corp., Discount Note, 7/10/98...................     1,497,938
  1,500,000 Eaton Corp., Discount Note, 7/31/98...................     1,493,163
  2,000,000 Eaton Corp., Discount Note, 11/17/98..................     1,957,759
  2,000,000 Gillette Co., Discount Note, 8/24/98..................     1,983,590
                                                                     -----------
                                                                       9,929,270
                                                                     -----------
 Pharmaceuticals (1.3%)
  2,000,000 Glaxo Wellcome PLC, Discount Note, 7/16/98............     1,995,450
                                                                     -----------
 Total Commercial Paper (Cost $49,799,763)                            49,799,763
                                                                     -----------
 U.S. GOVERNMENT AGENCIES (43.4%)
 Federal Farm Credit Bank (3.9%)
  2,000,000 5.51%, 8/3/98.........................................     2,000,000
  1,000,000 5.53%, 10/1/98........................................     1,000,000
  3,000,000 5.50%, 4/1/99, MTN....................................     2,998,040
                                                                     -----------
                                                                       5,998,040
                                                                     -----------
 Federal Home Loan Bank (5.7%)
  2,000,000 5.72%, 7/7/98.........................................     2,000,040
  2,000,000 5.45%, 7/30/98........................................     2,000,000
  3,000,000 Discount Note, 10/21/98...............................     2,950,347
  2,000,000 Discount Note, 10/30/98...............................     1,964,036
                                                                     -----------
                                                                       8,914,423
                                                                     -----------
 Federal Maritime Commission (18.5%)
  5,000,000 Discount Note, 7/1/98.................................     4,999,999
  2,000,000 Discount Note, 7/8/98.................................     1,997,916
  2,000,000 Discount Note, 7/14/98................................     1,996,093
  4,000,000 Discount Note, 7/24/98................................     3,986,123
  2,000,000 Discount Note, 7/30/98................................     1,991,316
  2,000,000 Discount Note, 8/3/98.................................     1,990,118
  2,000,000 Discount Note, 8/5/98.................................     1,989,539
  2,000,000 Discount Note, 8/7/98.................................     1,988,921
  2,000,000 Discount Note, 8/13/98................................     1,987,124
  3,000,000 Discount Note, 8/27/98................................     2,974,255
  1,100,000 Discount Note, 9/18/98................................     1,087,134
  2,000,000 Discount Note, 12/2/98................................     1,954,228
                                                                     -----------
                                                                      28,942,766
                                                                     -----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
U.S. Government Securities Money Market Fund
(Unaudited)

 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                         DESCRIPTION                            COST
 --------- -------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Federal National Mortgage Assoc. (15.3%)
 3,000,000 Discount Note, 7/15/98.................................   $ 2,993,700
 2,000,000 Discount Note, 7/17/98.................................     1,995,200
 3,000,000 Discount Note, 8/7/98..................................     2,983,381
 3,000,000 5.63%, 8/14/98, MTN....................................     2,999,355
 1,500,000 Discount Note, 8/27/98.................................     1,487,175
 4,500,000 Discount Note, 9/24/98.................................     4,443,298
 3,000,000 Discount Note, 10/19/98................................     2,950,775
 2,000,000 Discount Note, 12/15/98................................     1,950,364
 2,000,000 6.61%, 3/24/99.........................................     2,012,963
                                                                     -----------
                                                                      23,816,211
                                                                     -----------
 Total U.S. Government Agencies (Cost $67,671,440)                    67,671,440
                                                                     -----------

  PRINCIPAL                       SECURITY                        AMORTIZED
   AMOUNT                       DESCRIPTION                          COST
 ----------- -------------------------------------------------   ------------
 REPURCHASE AGREEMENTS (25.6%)
 $14,792,000 Dean Witter, 6.00%, 7/1/98, (Collaterized by
              $14,553,040 various U.S. Treasury and U.S.
              Government Agency Securities, 0.00%-9.05%,
              7/6/98-2/15/25, market value--$15,087,937)......   $ 14,792,000
  25,000,000 Merrill Lynch, 6.00%, 7/1/98, (Collateralized by
              $60,406,350 various U.S. Government Agency
              Securities, 6.50%-10.50%, 12/1/04-7/1/28, market
              value--$25,500,531).............................     25,000,000
                                                                 ------------
 Total Repurchase Agreements (Cost $39,792,000)                    39,792,000
                                                                 ------------
 Total Investments (Cost $157,263,203) (a)--101.0%                157,263,203
 Liabilities in excess of other assets (1.0)%                      (1,491,068)
                                                                 ------------
 Total Net Assets--100.0%                                        $155,772,135
                                                                 ============

--------

(a) Cost and value for federal income tax and financial reporting purposes are the same.

MTN--Medium Term Note
PLC--Public Liability Co.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
U.S. Government Income Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 CORPORATE BONDS (25.6%)
 Banks (5.8%)
   600,000 Chase Capital I, Series A, 7.67%, 12/1/26, Callable
            12/1/06 @ 103.84, Guaranteed by Chase Manhattan
            Corp.................................................   $   644,250
   500,000 Mellon Capital I, 7.72%, 12/1/26, Callable 12/1/06 @
            103.86, Guaranteed by Mellon Bank Corp...............       536,875
 1,000,000 Midland Bank PLC (HSBC), 6.95%, 3/15/11...............     1,042,500
   487,570 PNC Mortgage Securities Corp., Series 1997-3, Class
            2A3, 7.50%, 5/25/27 CMO..............................       492,241
                                                                    -----------
                                                                      2,715,866
                                                                    -----------
 Financial Services (13.9%)
 1,000,000 American Express Master Trust, Series 1998-1, Class A,
            5.90%, 4/15/04, ABS..................................     1,004,520
   200,000 American Express Master Trust, Series 1994-1, Class A,
            7.15%, 8/15/99, ABS..................................       200,590
   200,000 Associates Corp., N.A., 5.25%, 3/30/00................       197,750
 1,000,000 Boatmen's Auto Trust, Series 1996-A, Class A3, 6.75%,
            1/15/03, ABS.........................................     1,022,790
 1,190,000 California Infrastructure SCE-1, Series 1997-1, Class
            A5, 6.28%, 9/25/05, ABS..............................     1,200,472
 1,000,000 Countrywide Home Loans, Inc., Series 1998-1, Class
            AF2, 6.27%, 4/25/28..................................       999,947
   998,652 Green Tree Home Improvement Loan, Series 1997-D, Class
            HEA4, 6.54%, 9/15/28.................................     1,006,721
   650,000 Security Pacific Acceptance Corp., Series 1995-1,
            Class A2, 6.70%, 4/10/20, ABS........................       658,008
   250,000 Toyota Motor Credit Corp., 7.13%, 9/26/06, Callable
            9/26/99 @ 100, MTN...................................       261,563
                                                                    -----------
                                                                      6,552,361
                                                                    -----------
 Food Processing & Packaging (1.1%)
   500,000 McCormick & Co., Inc., 8.95%, 7/1/01..................       540,000
                                                                    -----------
 Office Equipment & Supplies (Non-Computer Related) (3.2%)
 1,455,000 Pitney Bowes Credit Corp., 6.63%, 6/1/02..............     1,491,375
                                                                    -----------
 Oil & Gas Transmission (0.8%)
   356,000 Trans-Canada Pipelines Ltd., 6.77%, 4/30/01, MTN......       362,230
                                                                    -----------
 Steel (0.4%)
   200,000 Worthington Industries, Inc., 7.13%, 5/15/06..........       211,750
                                                                    -----------

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 CORPORATE BONDS, CONTINUED:
 Utilities-Electric & Gas (0.4%)
   200,000 Oklahoma Gas & Electric Co., 6.25%, 10/15/00..........   $   201,500
                                                                    -----------
 Total Corporate Bonds (Cost $11,862,667)                            12,075,082
                                                                    -----------
 U.S. GOVERNMENT AGENCIES (63.4%)
 Federal Farm Credit Bank (3.2%)
 1,500,000 5.90%, 2/5/08, MTN....................................     1,508,625
                                                                    -----------
 Federal Home Loan Bank (6.0%)
 2,000,000 5.63%, 3/19/01........................................     1,996,540
   690,000 9.50%, 2/25/04........................................       814,676
                                                                    -----------
                                                                      2,811,216
                                                                    -----------
 Federal Home Loan Mortgage Corp. (9.1%)
 1,047,893 6.00%, 12/1/99, Gold Pool #M80147.....................     1,046,415
   225,000 6.20%, 4/15/03........................................       229,538
 3,000,000 6.50%, 5/25/21, Series 13, Class PK, CMO..............     3,030,938
                                                                    -----------
                                                                      4,306,891
                                                                    -----------
 Federal National Mortgage Assoc. (35.5%)
 6,400,000 6.38%, 1/16/02........................................     6,542,720
 1,000,000 6.71%, 3/13/02, Callable 3/13/00 @ 100, MTN...........     1,017,150
   893,971 6.00%, 2/1/03, Pool #335463...........................       892,111
 1,500,000 5.75%, 4/15/03........................................     1,502,325
   996,043 6.00%, 5/1/03, Pool #347156...........................       993,852
   811,195 7.00%, 9/25/05, Series 1992-110, Class G, CMO.........       812,955
 1,000,000 7.55%, 3/27/07, Series 07-B, Callable 3/27/00 @ 100...     1,027,580
 1,000,000 6.50%, 12/25/07.......................................     1,013,110
   629,294 7.50%, 3/17/14, Series 1997-39, Class A, CMO..........       632,824
   286,487 7.00%, 9/25/19, Series 1991-155, Class PE, CMO........       287,123
 2,000,000 6.50%, 8/18/20, Series 1997-57, Class PM, CMO.........     2,006,860
                                                                    -----------
                                                                     16,728,610
                                                                    -----------
 Government National Mortgage Assoc. (1.1%)
   520,357 8.00%, 5/15/23, Pool #351752..........................       538,033
                                                                    -----------
 Private Export Funding Corp. (2.2%)
 1,000,000 6.24%, 5/15/02, Series VV, Guaranteed by Export-Import
            Bank of The United States............................     1,017,500
                                                                    -----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
U.S. Government Income Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Student Loan Marketing Assoc. (3.6%)
 1,000,000 6.05%, 9/14/00........................................   $ 1,007,450
   669,354 5.61%*, 10/25/04, Series 1996-3, Class A1, ABS........       668,752
                                                                    -----------
                                                                      1,676,202
                                                                    -----------
 Tennessee Valley Authority (2.7%)
 1,250,000 6.24%, 7/15/45, Series B, Callable 7/15/20 @ 100,
            Putable 7/15/01 @ 100................................     1,292,188
                                                                    -----------
 Total U.S. Government Agencies (Cost $29,672,070)                   29,879,265
                                                                    -----------
 U.S. TREASURY BONDS (3.4%)
 1,500,000 6.25%, 8/15/23........................................     1,606,290
                                                                    -----------
 Total U.S. Treasury Bonds (Cost $1,545,475)                          1,606,290
                                                                    -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 U.S. TREASURY NOTES (4.4%)
 1,000,000 5.50%, 5/31/03.........................................   $   999,300
   950,000 7.00%, 7/15/06.........................................     1,037,096
                                                                     -----------
 Total U.S. Treasury Notes (Cost $1,979,366)                           2,036,396
                                                                     -----------
 INVESTMENT COMPANIES (2.4%)
   225,048 Dreyfus Treasury Prime Fund............................       225,048
   910,202 Federated U.S. Treasury Services Fund..................       910,202
                                                                     -----------
 Total Investment Companies (Cost $1,135,250)                          1,135,250
                                                                     -----------
 Total Investments (Cost $46,194,828) (a)--99.2%                      46,732,283
 Other assets in excess of liabilities 0.8%                              382,359
                                                                     -----------
 Total Net Assets--100.0%                                            $47,114,642
                                                                     ===========

--------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation...................................... $594,357
         Unrealized depreciation......................................  (56,902)
                                                                       --------
         Net unrealized appreciation.................................. $537,455
                                                                       ========

* Variable Rate. Rate presented represents rate in effect at June 30, 1998.

ABS--Asset Backed Security
CMO--Collateralized Mortgage Obligation
MTN--Medium Term Note

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Income Equity Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                        SECURITY
  AMOUNT                         DESCRIPTION                        MARKET VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS (100.1%)
 Aerospace/Defense (1.8%)
   35,800  B.F. Goodrich Co......................................   $  1,776,575
    1,900  Boeing Co.............................................         84,669
                                                                    ------------
                                                                       1,861,244
                                                                    ------------
 Aluminum (0.9%)
   16,500  Reynolds Metals Co....................................        922,969
                                                                    ------------
 Automotive (0.2%)
    3,000  Ford Motor Co.........................................        177,000
                                                                    ------------
 Automotive Parts (3.0%)
   37,400  Genuine Parts Co......................................      1,292,638
   34,100  TRW, Inc..............................................      1,862,712
                                                                    ------------
                                                                       3,155,350
                                                                    ------------
 Banks (1.2%)
   23,100  Crestar Financial Corp................................      1,260,394
                                                                    ------------
 Beverages (1.2%)
    8,100  Brown-Forman Corp., Class B...........................        520,425
   17,600  Seagram Co. Ltd.......................................        720,500
                                                                    ------------
                                                                       1,240,925
                                                                    ------------
 Building Materials (1.8%)
   28,200  Armstrong World Industries, Inc.......................      1,899,975
                                                                    ------------
 Chemicals-General (2.9%)
    3,875  E.I. DuPont de Nemours & Co...........................        289,172
   51,500  Hercules, Inc.........................................      2,117,937
    5,025  Monsanto Co...........................................        280,772
    4,450  PPG Industries, Inc...................................        309,553
                                                                    ------------
                                                                       2,997,434
                                                                    ------------
 Chemicals-Specialty (3.2%)
   29,800  BetzDearborn, Inc.....................................      1,257,188
   23,200  Eastman Chemical Co...................................      1,444,200
   35,100  RPM, Inc..............................................        596,700
                                                                    ------------
                                                                       3,298,088
                                                                    ------------
 Computers & Peripherals (0.2%)
      750  Cisco Systems, Inc. (b)...............................         69,047
    3,215  Compaq Computer Corp..................................         91,226
                                                                    ------------
                                                                         160,273
                                                                    ------------
 Consumer Goods & Services (1.3%)
   31,275  Fortune Brands, Inc...................................      1,202,133
    1,600  Procter & Gamble Co...................................        145,700
                                                                    ------------
                                                                       1,347,833
                                                                    ------------
 Containers & Packaging (1.8%)
   38,800  Crown Cork & Seal Co., Inc............................      1,843,000
                                                                    ------------

 SHARES OR
 PRINCIPAL                        SECURITY
  AMOUNT                         DESCRIPTION                        MARKET VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Diversified (2.3%)
    1,800  General Electric Co...................................   $    163,800
   22,500  National Service Industries, Inc......................      1,144,687
   25,000  Tenneco, Inc..........................................        951,563
    2,050  Tyco International Ltd................................        129,150
                                                                    ------------
                                                                       2,389,200
                                                                    ------------
 Electrical Equipment (1.6%)
    2,200  Emerson Electric Co...................................        132,688
   37,300  Hubbell, Inc., Class B................................      1,552,612
                                                                    ------------
                                                                       1,685,300
                                                                    ------------
 Electronic & Electrical-General (6.4%)
   53,800  General Signal Corp...................................      1,936,800
   28,800  GPU, Inc..............................................      1,089,000
   48,000  Harris Corp...........................................      2,144,999
   31,500  Thomas & Betts Corp...................................      1,551,375
                                                                    ------------
                                                                       6,722,174
                                                                    ------------
 Financial Services (2.1%)
      786  Associates First Capital Corp.........................         60,424
   18,300  TransAmerica Corp.....................................      2,106,787
                                                                    ------------
                                                                       2,167,211
                                                                    ------------
 Food Distributors, Supermarkets & Wholesalers (4.9%)
   56,100  American Stores Co....................................      1,356,919
   44,900  Dean Foods Co.........................................      2,466,693
   47,000  Flowers Industries, Inc...............................        960,563
    5,000  Winn-Dixie Stores, Inc................................        255,938
                                                                    ------------
                                                                       5,040,113
                                                                    ------------
 Food Processing & Packaging (4.8%)
   60,800  ConAgra, Inc..........................................      1,926,600
   20,500  General Mills, Inc....................................      1,039,094
   35,300  H. J. Heinz Co........................................      1,981,212
                                                                    ------------
                                                                       4,946,906
                                                                    ------------
 Forest Products-Lumber & Paper (9.1%)
   52,400  Boise Cascade Corp....................................      1,716,099
   23,400  Consolidated Papers, Inc..............................        637,650
   26,600  Georgia-Pacific Timber Group..........................        611,800
   44,400  Kimberly-Clark Corp...................................      2,036,849
   16,700  Rayonier, Inc.........................................        768,200
   19,700  Temple-Inland, Inc....................................      1,061,338
   18,700  Union Camp Corp.......................................        927,988
   20,000  Westvaco Corp.........................................        565,000
   37,600  Willamette Industries, Inc............................      1,203,200
                                                                    ------------
                                                                       9,528,124
                                                                    ------------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Income Equity Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                        SECURITY
  AMOUNT                         DESCRIPTION                        MARKET VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Heavy Machinery (0.1%)
    2,650  Deere & Co............................................   $    140,119
                                                                    ------------
 Industrial Goods & Services (0.9%)
   21,500  Harsco Corp...........................................        984,969
                                                                    ------------
 Insurance (0.8%)
   38,200  TIG Holdings, Inc.....................................        878,600
                                                                    ------------
 Leisure-Recreation, Gaming (1.0%)
   40,900  Brunswick Corp........................................      1,012,275
                                                                    ------------
 Manufacturing-Miscellaneous (2.8%)
   24,800  Olin Corp.............................................      1,033,850
   89,400  Pall Corp.............................................      1,832,700
                                                                    ------------
                                                                       2,866,550
                                                                    ------------
 Medical Supplies (3.9%)
   42,900  Bard (C.R.), Inc......................................      1,632,881
   42,000  Baxter International, Inc.............................      2,260,125
    1,750  Johnson & Johnson.....................................        129,063
                                                                    ------------
                                                                       4,022,069
                                                                    ------------
 Office Equipment & Supplies (1.1%)
   47,100  Wallace Computer Services, Inc........................      1,118,625
                                                                    ------------
 Office Equipment & Supplies (Non-Computer Related) (0.0%)
    1,075  Pitney-Bowes, Inc.....................................         51,734
                                                                    ------------
 Oil & Gas Exploration, Production & Services (9.5%)
    1,950  Enron Corp............................................        105,422
   37,800  Kerr-McGee Corp.......................................      2,187,674
   49,400  Mitchell Energy & Development, Class A................        988,000
   48,100  Mitchell Energy & Development, Class B................        974,025
   31,700  Murphy Oil Corp.......................................      2,167,487
   18,800  National Fuel Gas Co..................................        818,975
      625  Schlumberger, Ltd.....................................         42,695
   39,000  Sonat, Inc............................................      1,506,375
   35,900  Ultramar Diamond Shamrock Corp........................      1,133,094
                                                                    ------------
                                                                       9,923,747
                                                                    ------------
 Oil-Integrated Companies (5.6%)
   22,300  Atlantic Richfield Co.................................      1,742,187
    2,275  British Petroleum PLC, ADR............................        200,769
    2,350  Chevron Corp..........................................        195,197
    1,800  Exxon Corp............................................        128,363
   22,900  Mobil Corp............................................      1,754,712
    2,300  Royal Dutch Petroleum Co.--New York Shares............        126,069
   28,950  Texaco, Inc...........................................      1,727,953
                                                                    ------------
                                                                       5,875,250
                                                                    ------------

 SHARES OR
 PRINCIPAL                        SECURITY
  AMOUNT                         DESCRIPTION                        MARKET VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Pharmaceuticals (1.6%)
    1,200  Merck & Co., Inc......................................   $    160,500
   32,100  Pharmacia & Upjohn, Inc...............................      1,480,613
                                                                    ------------
                                                                       1,641,113
                                                                    ------------
 Precision Instruments & Related (1.4%)
   57,300  Flowserve Corp........................................      1,411,013
                                                                    ------------
 Publishing (0.2%)
    2,000  McGraw-Hill Cos., Inc.................................        163,125
                                                                    ------------
 Real Estate Investment Trusts (2.3%)
   16,700  Developers Diversified Realty Corp....................        654,431
    5,250  Duke Realty Investments, Inc..........................        124,359
   13,475  Equity Residential Properties Trust...................        639,220
   30,200  FelCor Suite Hotels, Inc..............................        947,526
                                                                    ------------
                                                                       2,365,536
                                                                    ------------
 Retail-Department Stores (0.9%)
    1,600  J.C. Penney Co........................................        115,700
   13,100  May Department Stores Co..............................        858,050
                                                                    ------------
                                                                         973,750
                                                                    ------------
 Rubber & Rubber Products (1.0%)
   47,900  Cooper Tire & Rubber Co...............................        987,938
                                                                    ------------
 Semiconductors (0.0%)
      600  Intel Corp............................................         44,475
                                                                    ------------
 Steel (1.8%)
   73,321  Allegheny Teledyne, Inc...............................      1,677,218
    4,500  Carpenter Technology Corp.............................        226,125
                                                                    ------------
                                                                       1,903,343
                                                                    ------------
 Tax Return Preparation (2.0%)
   48,700  H&R Block, Inc........................................      2,051,488
                                                                    ------------
 Textile Products (1.3%)
   38,500  Unifi, Inc............................................      1,318,625
                                                                    ------------
 Utilities-Electric (3.1%)
   24,600  CINergy Corp..........................................        861,000
   23,400  DPL, Inc..............................................        424,125
   34,700  PacifiCorp............................................        785,088
   44,500  Potomac Electric Power................................      1,115,281
                                                                    ------------
                                                                       3,185,494
                                                                    ------------
 Utilities-Electric & Gas (1.2%)
   46,000  OGE Energy Corp.......................................      1,242,000
                                                                    ------------
 Utilities-Natural Gas (2.5%)
   38,800  AGL Resources, Inc....................................        771,150
   18,500  NICOR, Inc............................................        742,313
   25,800  People's Energy Corp..................................        996,524

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Income Equity Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                        SECURITY
  AMOUNT                         DESCRIPTION                        MARKET VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Utilities-Natural Gas, continued:
    3,225  Williams Companies, Inc...............................   $    108,844
                                                                    ------------
                                                                       2,618,831
                                                                    ------------
 Utilities-Telecommunications (4.4%)
   36,100  Alltel Corp...........................................      1,678,650
    7,775  Cincinnati Bell, Inc..................................        222,558
   33,200  Frontier Corp.........................................      1,045,800
   28,400  GTE Corp..............................................      1,579,750
                                                                    ------------
                                                                       4,526,758
                                                                    ------------
 Total Common Stocks (Cost $104,596,990)                             103,950,940
                                                                    ------------

 SHARES OR
 PRINCIPAL                        SECURITY
  AMOUNT                        DESCRIPTION                        MARKET VALUE
 --------- -----------------------------------------------------   ------------
 INVESTMENT COMPANIES (0.2%)
  195,072  Dreyfus Treasury Prime Fund..........................   $    195,072
   19,044  Federated U.S. Treasury Services Fund................         19,044
                                                                   ------------
 Total Investment Companies (Cost $214,116)                             214,116
                                                                   ------------
 Total Investments (Cost $104,811,106) (a)--100.3%                  104,165,056
 Liabilities in excess of other assets (0.3)%                          (310,007)
                                                                   ------------
 Total Net Assets--100.0%                                          $103,855,049
                                                                   ============

--------

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation.................................. $ 5,570,097
         Unrealized depreciation..................................  (6,216,147)
                                                                   -----------
         Net unrealized appreciation.............................. $  (646,050)
                                                                   ===========

(b) Represents non-income producing securities.

ADR--American Depository Receipt
PLC--Public Liability Co.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Balanced Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
 ---------                                                           -----------
 COMMON STOCKS (51.1%)
 Apparel/Footwear (0.4%)
   1,500   Gap, Inc...............................................   $    92,438
                                                                     -----------
 Automotive (0.9%)
   3,350   Ford Motor Co..........................................       197,650
                                                                     -----------
 Banks (7.7%)
     900   Bank of New York Co., Inc..............................        54,619
   2,500   BankAmerica Corp.......................................       216,094
   9,200   BankBoston Corp........................................       511,749
   3,000   Chase Manhattan Corp...................................       226,500
   1,800   First Union Corp.......................................       104,850
   2,650   J.P. Morgan & Co.......................................       310,381
   1,500   Mellon Bank Corp.......................................       104,438
     700   SunTrust Banks, Inc....................................        56,919
     650   Wachovia Corp..........................................        54,925
   1,050   Washington Mutual, Inc.................................        45,609
     200   Wells Fargo & Co.......................................        73,800
                                                                     -----------
                                                                       1,759,884
                                                                     -----------
 Beverages (2.2%)
   4,600   Coca-Cola Co...........................................       393,300
   2,700   PepsiCo, Inc...........................................       111,206
                                                                     -----------
                                                                         504,506
                                                                     -----------
 Chemicals-General (0.3%)
   1,000   E.I. DuPont de Nemours & Co............................        74,625
                                                                     -----------
 Computers & Peripherals (2.5%)
   3,000   Cisco Systems, Inc.(b).................................       276,188
   3,000   Dell Computer Corp.(b).................................       278,437
                                                                     -----------
                                                                         554,625
                                                                     -----------
 Consumer Goods & Services (2.0%)
   5,000   Procter & Gamble Co....................................       455,313
                                                                     -----------
 Cosmetics & Toiletries (1.5%)
   6,000   Gillette Co............................................       340,125
                                                                     -----------
 Diversified (2.6%)
   4,000   General Electric Co....................................       364,000
   3,500   Tyco International Ltd.................................       220,500
                                                                     -----------
                                                                         584,500
                                                                     -----------
 Entertainment (0.7%)
   1,400   The Walt Disney Co.....................................       147,088
                                                                     -----------
 Financial Services (2.2%)
   3,000   Fannie Mae.............................................       182,250
   3,200   FINOVA Group, Inc......................................       181,200
   2,000   Travelers Group, Inc...................................       121,250
                                                                     -----------
                                                                         484,700
                                                                     -----------

 SHARES OR
 PRINCIPAL                                                            MARKET
  AMOUNT                                                               VALUE
 ---------                                                          -----------
 COMMON STOCKS, CONTINUED
 Insurance (2.1%)
    8,050  SunAmerica, Inc.......................................   $   462,372
                                                                    -----------
 Medical Supplies (0.9%)
    2,800  Johnson & Johnson.....................................       206,500
                                                                    -----------
 Newspapers (1.0%)
    2,800  New York Times Co., Class A...........................       221,900
                                                                    -----------
 Oil & Gas Exploration, Production & Services (0.8%)
    2,500  Schlumberger, Ltd.....................................       170,781
                                                                    -----------
 Oil-Integrated Companies (3.9%)
    3,500  British Petroleum PLC, ADR............................       308,875
    4,600  Exxon Corp............................................       328,038
    4,000  Texaco, Inc...........................................       238,750
                                                                    -----------
                                                                        875,663
                                                                    -----------
 Pharmaceuticals (9.6%)
    4,000  Bristol-Myers Squibb Co...............................       459,750
    3,500  Eli Lilly & Co........................................       231,219
    4,000  Merck & Co., Inc......................................       534,999
    4,600  Pfizer, Inc...........................................       499,962
    2,000  Schering-Plough Corp..................................       183,250
    4,000  Warner-Lambert Co.....................................       277,500
                                                                    -----------
                                                                      2,186,680
                                                                    -----------
 Retail (4.6%)
    1,500  Dayton Hudson Corp....................................        72,750
    1,500  Home Depot, Inc.......................................       124,594
   10,000  Staples, Inc.(b)......................................       289,374
    4,600  Wal-Mart Stores, Inc..................................       279,450
    7,000  Walgreen Co...........................................       289,188
                                                                    -----------
                                                                      1,055,356
                                                                    -----------
 Software & Computer Services (3.3%)
    3,150  Computer Associates International, Inc................       175,022
    6,800  HBO & Co..............................................       239,700
    3,000  Microsoft Corp.(b)....................................       325,125
                                                                    -----------
                                                                        739,847
                                                                    -----------
 Telecommunications (0.6%)
    1,500  Lucent Technologies, Inc..............................       124,781
                                                                    -----------
 Utilities-Telecommunications (1.3%)
   10,000  Cincinnati Bell, Inc..................................       286,250
                                                                    -----------
 Total Common Stocks (Cost $8,205,754)                               11,525,584
                                                                    -----------
 CORPORATE BONDS (6.4%)
 Banks (1.9%)
  400,000  Chase Capital I, Series A, 7.67%, 12/1/26, Callable
            12/1/06 @103.84, Guaranteed by Chase Manhattan Corp..       429,500
                                                                    -----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Balanced Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
 ---------                                                         ------------
 CORPORATE BONDS, CONTINUED
 Financial Services (4.5%)
   400,000 Ford Motor Credit Co., 6.25%, 12/8/05................   $    400,000
   615,000 Green Tree Financial Corp., Series 1997-6, Class A3,
            6.32%, 1/15/29, ABS.................................        618,733
                                                                   ------------
                                                                      1,018,733
                                                                   ------------
 Total Corporate Bonds (Cost $1,416,890)                              1,448,233
                                                                   ------------
 U.S. GOVERNMENT AGENCIES (21.3%)
 Federal Home Loan Bank (7.5%)
 1,000,000 5.53%, 1/15/03, Series KL03..........................        993,250
   700,000 5.42%, 1/22/03, Series LF03..........................        692,188
                                                                   ------------
                                                                      1,685,438
                                                                   ------------
 Federal National Mortgage Assoc. (13.8%)
 1,450,000 6.67%, 8/1/01, MTN...................................      1,489,150
   500,000 6.01%, 1/14/03, Callable 1/14/00 @ 100, MTN..........        499,780
   300,000 5.75%, 4/15/03.......................................        300,465
   500,000 6.89%, 7/12/04, Callable 7/12/00 @ 100, MTN..........        509,990
   300,000 6.95%, 11/13/06, Callable 11/13/01 @ 100.............        308,172
                                                                   ------------
                                                                      3,107,557
                                                                   ------------
 Total U.S. Government Agencies (Cost $4,776,325)                     4,792,995
                                                                   ------------

 SHARES OR
 PRINCIPAL                                                            MARKET
  AMOUNT                                                               VALUE
 ---------                                                          -----------
 U.S. TREASURY NOTES (12.0%)
 2,000,000 5.50%, 5/31/00........................................   $ 1,999,500
   700,000 6.25%, 5/31/00........................................       708,995
                                                                    -----------
 Total U.S. Treasury Notes (Cost $2,697,838)                          2,708,495
                                                                    -----------
 U.S. TREASURY STRIPS (4.7%)
 2,000,000 11/15/20, Series SO...................................       557,740
 2,000,000 11/15/22, Series SO...................................       499,940
                                                                    -----------
 Total U.S. Treasury Strips (Cost $1,004,740)                         1,057,680
                                                                    -----------
 INVESTMENT COMPANIES (4.7%)
   669,555 Dreyfus Treasury Prime Fund...........................       669,555
   389,975 Federated U.S. Treasury Services Fund.................       389,975
                                                                    -----------
 Total Investment Companies (Cost $1,059,530)                         1,059,530
                                                                    -----------
 Total Investments (Cost $19,161,077) (a)--100.2%                    22,592,517
 Liabilities in excess of other assets (0.2)%                           (53,376)
                                                                    -----------
 Total Net Assets--100.0%                                           $22,539,141
                                                                    ===========

--------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation.................................... $3,481,940
         Unrealized depreciation....................................    (50,500)
                                                                     ----------
         Net unrealized appreciation................................ $3,431,440
                                                                     ==========

(b) Represents non-income producing securities.

ABS--Asset Backed Security
ADR--American Depository Receipt
MTN--Medium Term Note
PLC--Public Liability Co.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Stock Appreciation Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (108.5%)
 Aerospace/Defense (2.7%)
   20,000  BE Aerospace, Inc. (b).................................   $   582,500
                                                                     -----------
 Apparel/Footwear (6.2%)
   37,200  Jones Apparel Group, Inc. (b)..........................     1,360,125
                                                                     -----------
 Automotive Parts (2.6%)
   32,000  Gentex Corp. (b).......................................       580,000
                                                                     -----------
 Banks (17.6%)
   15,000  AmSouth Bancorp........................................       589,688
   25,000  Colonial BancGroup, Inc................................       806,249
   10,000  First American Corp....................................       481,250
   10,000  Legg Mason, Inc........................................       575,625
   26,200  Peoples Heritage Financial Group, Inc..................       618,975
   17,000  Sterling Bancorp.......................................       442,000
   12,000  Vermont Financial Services Corp........................       329,250
                                                                     -----------
                                                                       3,843,037
                                                                     -----------
 Building Materials (3.1%)
   11,000  Medusa Corp............................................       690,250
                                                                     -----------
 Chemicals-Specialty (0.9%)
    6,000  Cabot Corp.............................................       193,875
                                                                     -----------
 Computers & Peripherals (6.1%)
   17,000  Complete Business Solutions, Inc. (b)..................       610,937
    3,500  Comverse Technology, Inc. (b)..........................       181,563
   26,000  Quantum Corp. (b)......................................       539,500
                                                                     -----------
                                                                       1,332,000
                                                                     -----------
 Cosmetics & Toiletries (1.5%)
   15,000  Nature's Sunshine Products, Inc........................       338,438
                                                                     -----------
 Educational Institutions (1.0%)
    9,600  DeVry, Inc.............................................       210,600
                                                                     -----------
 Electronic & Electrical-General (2.5%)
   18,000  American Power Conversion Corp. (b)....................       540,000
                                                                     -----------
 Financial Services (4.5%)
    7,000  Astoria Financial Corp.................................       374,500
   11,000  FINOVA Group, Inc......................................       622,875
                                                                     -----------
                                                                         997,375
                                                                     -----------
 Health Care (5.7%)
   24,000  First Health Group Corp. (b)...........................       684,000
   14,000  Safeskin Corp..........................................       575,750
                                                                     -----------
                                                                       1,259,750
                                                                     -----------
 Heavy Machinery (5.0%)
   43,250  JLG Industries, Inc....................................       873,109
    8,000  Regal-Beloit Corp......................................       230,000
                                                                     -----------
                                                                       1,103,109
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Insurance (1.5%)
    4,000  Life Re Corp...........................................   $   331,500
                                                                     -----------
 Medical Supplies (3.2%)
   11,000  STERIS Corp. (b).......................................       699,531
                                                                     -----------
 Metals-Fabrication (2.5%)
   14,400  Wolverine Tube, Inc. (b)...............................       547,200
                                                                     -----------
 Oilfield Services & Equipment (2.1%)
   23,350  Tuboscope, Inc. (b)....................................       461,163
                                                                     -----------
 Pharmaceuticals (9.8%)
    7,000  Genetech, Inc..........................................       475,125
   25,800  Kendle International, Inc..............................       780,450
   48,000  NBTY, Inc. (b).........................................       881,999
                                                                     -----------
                                                                       2,137,574
                                                                     -----------
 Printing & Publishing (1.0%)
    5,000  Multi-Color Corp. (b)..................................        37,500
    5,000  World Color Press, Inc. (b)............................       175,000
                                                                     -----------
                                                                         212,500
                                                                     -----------
 Radio (3.1%)
   11,500  Jacor Communications, Inc..............................       678,500
                                                                     -----------
 Restaurants (2.7%)
   15,000  Papa John's International, Inc. (b)....................       591,563
                                                                     -----------
 Retail (2.6%)
   11,000  Bed Bath & Beyond, Inc.................................       569,938
                                                                     -----------
 Semiconductors (2.8%)
   31,000  Plexus Corp............................................       616,125
                                                                     -----------
 Software & Computer Services (7.0%)
   10,000  Claremont Technology Group.............................       268,125
   14,000  J. D. Edwards & Co.....................................       601,125
   14,000  PeopleSoft, Inc........................................       658,000
                                                                     -----------
                                                                       1,527,250
                                                                     -----------
 Steel (2.1%)
    9,000  Carpenter Technology Corp..............................       452,250
                                                                     -----------
 Telecommunications (3.3%)
   20,000  Aspect Telecommunications Corp. (b)....................       547,500
   12,500  SmarTalk Teleservices, Inc.............................       182,031
                                                                     -----------
                                                                         729,531
                                                                     -----------
 Textile Products (2.3%)
   16,000  Mohawk Industries, Inc.................................       507,000
                                                                     -----------
 Wholesale Distribution (3.1%)
   16,000  Tech Data Corp. (b)....................................       686,000
                                                                     -----------
 Total Common Stocks (Cost $18,958,568)                               23,778,684
                                                                     -----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Stock Appreciation Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 INVESTMENT COMPANIES (3.1%)
  207,927  Dreyfus Treasury Prime Fund...........................   $   207,927
  478,124  Federated U.S. Treasury Services Fund.................       478,124
                                                                    -----------
 Total Investment Companies (Cost $686,051)                             686,051
                                                                    -----------
 Total Investments (Cost $19,644,619) (a)--111.6%                    24,464,735
 Liabilities in excess of other assets (11.6)%                       (2,541,047)
                                                                    -----------
 Total Net Assets--100.0%                                           $21,923,688
                                                                    ===========

--------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation.................................... $5,173,480
         Unrealized depreciation....................................   (353,364)
                                                                     ----------
         Net unrealized appreciation................................ $4,820,116
                                                                     ==========

(b)Represents non-income producing securities.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Large Company Select Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (94.1%)
 Apparel/Footwear (3.7%)
    16,000 Gap, Inc...............................................   $   986,000
    20,400 Jones Apparel Group, Inc. (b)..........................       745,875
                                                                     -----------
                                                                       1,731,875
                                                                     -----------
 Automotive (1.8%)
    14,150 Ford Motor Co..........................................       834,850
                                                                     -----------
 Banks (7.6%)
     3,800 Bank of New York Co., Inc..............................       230,613
    10,000 BankAmerica Corp.......................................       864,374
    10,800 BankBoston Corp........................................       600,750
       700 Citicorp...............................................       104,475
     2,000 Fifth Third Bancorp....................................       126,000
     7,400 First Union Corp.......................................       431,050
     5,200 KeyCorp................................................       185,250
     2,700 Mellon Bank Corp.......................................       187,988
     2,500 SunTrust Banks, Inc....................................       203,281
     2,300 Wachovia Corp..........................................       194,350
     3,750 Washington Mutual, Inc.................................       162,891
       800 Wells Fargo & Co.......................................       295,200
                                                                     -----------
                                                                       3,586,222
                                                                     -----------
 Beverages (3.1%)
    13,100 Coca-Cola Co...........................................     1,120,050
     8,000 PepsiCo, Inc...........................................       329,500
                                                                     -----------
                                                                       1,449,550
                                                                     -----------
 Chemicals-General (0.8%)
     5,000 E.I. DuPont de Nemours & Co............................       373,125
                                                                     -----------
 Computers & Peripherals (6.9%)
    17,775 Cisco Systems, Inc. (b)................................     1,636,411
    20,000 Compaq Computer Corp...................................       567,500
     8,000 Dell Computer Corp. (b)................................       742,500
     2,700 International Business Machines Corp...................       309,994
                                                                     -----------
                                                                       3,256,405
                                                                     -----------
 Consumer Goods & Services (2.9%)
    11,600 Procter & Gamble Co....................................     1,056,325
     4,000 Unilever N.V...........................................       315,750
                                                                     -----------
                                                                       1,372,075
                                                                     -----------
 Cosmetics & Toiletries (2.2%)
    18,400 Gillette Co............................................     1,043,050
                                                                     -----------
 Diversified (6.0%)
    22,000 General Electric Co....................................     2,002,000
    13,000 Tyco International Ltd.................................       819,000
                                                                     -----------
                                                                       2,821,000
                                                                     -----------

 SHARES OR
 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Electrical Equipment (0.8%)
     6,200 Emerson Electric Co....................................   $   373,938
                                                                     -----------
 Entertainment (1.6%)
     7,000 The Walt Disney Co.....................................       735,438
                                                                     -----------
 Financial Services (7.6%)
     8,000 American Express Co....................................       912,000
     3,708 Associates First Capital Corp..........................       285,053
    15,200 Fannie Mae.............................................       923,399
     5,200 FINOVA Group, Inc......................................       294,450
     2,000 Merrill Lynch & Co, Inc................................       184,500
     3,700 Morgan Stanley Dean Witter & Co........................       338,088
    10,000 Travelers Group, Inc...................................       606,250
                                                                     -----------
                                                                       3,543,740
                                                                     -----------
 Food Distributors, Supermarkets & Wholesalers (1.0%)
     8,000 Bestfoods..............................................       464,500
                                                                     -----------
 Insurance (4.8%)
     6,600 American International Group, Inc......................       963,600
     3,200 Chubb Corp.............................................       257,200
     7,200 Marsh & McLennan Cos., Inc.............................       435,150
    10,650 SunAmerica, Inc........................................       611,709
                                                                     -----------
                                                                       2,267,659
                                                                     -----------
 Medical Supplies (1.0%)
     6,300 Johnson & Johnson......................................       464,625
                                                                     -----------
 Newspapers (1.2%)
     8,000 Gannett Co., Inc.......................................       568,500
                                                                     -----------
 Office Equipment & Supplies (Non-Computer Related) (0.6%)
     6,300 Pitney-Bowes, Inc......................................       303,188
                                                                     -----------
 Oil & Gas Exploration, Production & Services (1.9%)
     1,300 Camco International, Inc...............................       101,238
    11,300 Schlumberger, Ltd......................................       771,931
                                                                     -----------
                                                                         873,169
                                                                     -----------
 Oil-Integrated Companies (4.5%)
    12,150 Exxon Corp.............................................       866,447
     7,200 Mobil Corp.............................................       551,700
    12,400 Royal Dutch Petroleum Co.--New York Shares.............       679,675
                                                                     -----------
                                                                       2,097,822
                                                                     -----------
 Pharmaceuticals (12.9%)
     9,000 Bristol-Myers Squibb Co................................     1,034,437
    15,000 Eli Lilly & Co.........................................       990,938
     8,300 Merck & Co., Inc.......................................     1,110,124
    13,700 Pfizer, Inc............................................     1,489,018

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Large Company Select Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Pharmaceuticals, continued:
     7,500 Schering-Plough Corp...................................   $   687,188
    11,000 Warner-Lambert Co......................................       763,125
                                                                     -----------
                                                                       6,074,830
                                                                     -----------
 Retail (8.4%)
    14,000 Home Depot, Inc........................................     1,162,875
    30,000 Staples, Inc. (b)......................................       868,125
    23,000 Wal-Mart Stores, Inc...................................     1,397,250
    12,000 Walgreen Co............................................       495,750
                                                                     -----------
                                                                       3,924,000
                                                                     -----------
 Semiconductors (0.8%)
     5,000 Intel Corp.............................................       370,625
                                                                     -----------
 Software & Computer Services (5.9%)
    15,000 Computer Associates International, Inc.................       833,438
    14,000 HBO & Co...............................................       493,500
    13,300 Microsoft Corp. (b)....................................     1,441,387
                                                                     -----------
                                                                       2,768,325
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Telecommunications (3.8%)
    28,000 Ericsson (L.M.) Telefonaktiebolaget, Sponsored ADR.....  $   801,500
    12,000 Lucent Technologies, Inc...............................      998,250
                                                                    -----------
                                                                      1,799,750
                                                                    -----------
 Transportation (0.8%)
     6,000 FDX Corp. (b)..........................................      376,500
                                                                    -----------
 Utilities-Telecommunications (1.5%)
    23,800 Cincinnati Bell, Inc...................................      681,275
                                                                    -----------
 Total Common Stocks (Cost $25,643,883)                              44,156,036
                                                                    -----------
 INVESTMENT COMPANIES (6.3%)
 1,072,520 Dreyfus Treasury Prime Fund............................    1,072,520
 1,882,519 Federated U.S. Treasury Services Fund..................    1,882,519
                                                                    -----------
 Total Investment Companies (Cost $2,955,039)                         2,955,039
                                                                    -----------
 Total Investments (Cost $28,598,922) (a)--100.4%                    47,111,075
 Liabilities in excess of other assets (0.4)%                          (191,399)
                                                                    -----------
 Total Net Assets--100.0%                                           $46,919,676
                                                                    ===========

--------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation................................... $18,670,409
         Unrealized depreciation...................................    (158,256)
                                                                    -----------
         Net unrealized appreciation............................... $18,512,153
                                                                    ===========

(b) Represents non-income producing securities.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

 1. ORGANIZATION:

 The Riverfront Funds, Inc. (the "Company"), was organized as a Maryland corporation on March 27, 1990, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is authorized to issue six series of shares of capital stock, representing interests in different portfolios of securities as follows: The Riverfront U.S. Government Securities Money Market Fund, The Riverfront U.S. Government Income Fund, The Riverfront Income Equity Fund, The Riverfront Balanced Fund, The Riverfront Stock Appreciation Fund and The Riverfront Large Company Select Fund (each, a "Fund"; and collectively, the "Funds").

 The investment objective of the U.S. Government Securities Money Market Fund is to seek current income from U.S. Government short-term securities while preserving capital and maintaining liquidity. The investment objective of the U.S. Government Income Fund is to seek a high level of current income, consistent with preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities. The investment objective of the Income Equity Fund is to seek a high level of investment income, with capital appreciation as a secondary objective, through investment primarily in income-producing equity securities of U.S. issuers. The investment objective of the Balanced Fund is to seek long-term growth of capital with some current income as a secondary objective. The investment objective of the Stock Appreciation Fund is to seek capital growth. The investment objective of the Large Company Select Fund is to seek long term growth of capital with some current income as a secondary objective.

 The Company is authorized to issue 3,000,000,000 shares with a par value of $.001 per share. Sales of shares of the Funds may be made to customers of The Provident Bank ("Provident") and its affiliates, to all accounts of correspondent banks of Provident and to the general public.

 The U.S. Government Income Fund, the Income Equity Fund, the Balanced Fund, the Stock Appreciation Fund and the Large Company Select Fund (collectively, "the variable net asset value funds") each offer two share classes: Investor A Shares and Investor B Shares. The U.S. Government Securities Money Market Fund (the "money market fund") offers only the Investor A Shares. Investor A Shares of the variable net asset value funds are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of the Investor B Shares of the variable net asset value funds made within six years of purchase are subject to varying contingent deferred sales charges in accordance with the Funds' prospectus. Each share class has identical rights and privileges, except with respect to
 (i) distribution and shareholder services (12b-1) fees paid by each share class, (ii) voting rights on matters specifically affecting a single share class, (iii) and the exchange privileges.

 2. SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

 Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

 SECURITIES VALUATION:

 Investments of the money market fund are valued at amortized cost. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market fund may not
 (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to an appropriate demand feature, or (b) maintain a dollar-weighted-average fund maturity which exceeds 90 days.

 Investments in common and preferred stocks, corporate bonds, commercial paper and U.S. Government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean of the latest available bid and asked quotations or closing sale prices on the principal exchange (closing sales prices on the over-the-counter National Market System) in which such securities are normally traded. Municipal bonds are valued by using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such investment companies. Other securities for which quotations are not readily available are valued at their fair value as determined in good faith by Provident, as the investment adviser, or by the sub-investment advisor, as the case may be, under the supervision of the Company's Board of Directors. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

 SECURITY TRANSACTIONS AND RELATED INCOME:

 Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined on an identified cost basis.

 REPURCHASE AGREEMENTS:

 The Funds may enter into repurchase agreements from financial institutions such as banks and broker dealers which Provident, as investment adviser or the Fund's sub-investment adviser, as applicable, deems creditworthy under guidelines approved by the Company's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

 DIVIDENDS TO SHAREHOLDERS:

 Dividends from net investment income are declared daily and paid monthly for the money market fund. Dividends from net investment income are declared and generally paid monthly for each variable net asset value fund with the exception of the Stock Appreciation Fund which declares and pays any dividends semi-annually.

 Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

 Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds. Any taxable distributions declared in December and paid in the following fiscal year will be taxable to shareholders in the year declared.

 The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

 FEDERAL INCOME TAXES:

 It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders; therefore, no federal tax provision was required.

 EXPENSE ALLOCATIONS:

 Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Company are prorated to the Funds, generally on the basis of relative net assets. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

 3. PURCHASES AND SALES OF SECURITIES:

  Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998 are as follows:

                                                          PURCHASES     SALES
                                                         ----------- -----------
   U.S. Government Income Fund.......................... $34,533,954 $36,206,174
   Income Equity Fund................................... $71,039,842 $72,528,879
   Balanced Fund........................................ $13,362,427 $14,485,631
   Stock Appreciation Fund.............................. $15,237,859 $15,167,586
   Large Company Select Fund............................ $18,732,125 $15,307,122

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

4. CAPITAL SHARE TRANSACTIONS:

 Transactions in capital shares for the Fund were as follows:

                         U.S. GOVERNMENT INCOME FUND       INCOME EQUITY FUND
                         -----------------------------  -------------------------
                          SIX MONTHS                    SIX MONTHS
                             ENDED        YEAR ENDED       ENDED      YEAR ENDED
                           JUNE 30,      DECEMBER 31,    JUNE 30,    DECEMBER 31,
                             1998            1997          1998          1997
                         -------------  --------------  -----------  ------------
                          (UNAUDITED)                   (UNAUDITED)
CAPITAL TRANSACTIONS:
Investor A Shares:
  Proceeds from shares
   issued............... $   1,007,823  $   3,965,162   $ 3,613,972  $  7,333,378
  Proceeds from shares
   issued in connection
   with common trust
   fund acquisition.....           --      16,606,766           --            --
  Dividends reinvested..       116,184        447,813       225,198    19,742,254
  Shares redeemed.......    (4,533,540)    (5,969,304)   (6,310,236)  (16,662,273)
                         -------------  -------------   -----------  ------------
  Change in net assets
   from Investor A share
   transactions......... $  (3,409,533) $  15,050,437   $(2,471,066) $ 10,413,359
                         =============  =============   ===========  ============
Investor B Shares:
  Proceeds from shares
   issued............... $      39,946  $     270,855   $ 2,980,222  $  8,520,546
  Dividends reinvested..        14,938         58,773         2,092     3,781,007
  Shares redeemed.......       (90,196)      (315,970)   (1,641,478)   (1,514,086)
                         -------------  -------------   -----------  ------------
  Change in net assets
   from Investor B share
   transactions......... $     (35,312) $      13,658   $ 1,340,836  $ 10,787,467
                         =============  =============   ===========  ============
SHARE TRANSACTIONS:
Investor A Shares:
  Issued................       104,981        423,205       287,981       552,976
  Issued in connection
   with common trust
   fund acquisition.....           --       1,761,057           --            --
  Reinvested............        12,228         47,635        17,693     1,674,497
  Redeemed..............      (476,125)      (634,837)     (506,172)   (1,206,389)
                         -------------  -------------   -----------  ------------
  Change in Investor A
   Shares...............      (358,916)     1,597,060      (200,498)    1,021,084
                         =============  =============   ===========  ============
Investor B Shares:
  Issued................         3,719         24,956       231,567       633,092
  Reinvested............         1,394          5,568           164       314,995
  Redeemed..............        (8,403)       (29,761)     (129,036)     (109,730)
                         -------------  -------------   -----------  ------------
  Change in Investor B
   Shares...............        (3,290)           763       102,695       838,357
                         =============  =============   ===========  ============

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

4. CAPITAL SHARE TRANSACTIONS, CONTINUED:

                                BALANCED FUND         STOCK APPRECIATION FUND
                           -------------------------  -------------------------
                           SIX MONTHS                 SIX MONTHS
                              ENDED      YEAR ENDED      ENDED      YEAR ENDED
                            JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,
                              1998          1997         1998          1997
                           -----------  ------------  -----------  ------------
                           (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
Investor A Shares:
  Proceeds from shares
   issued................. $   745,182  $ 1,140,421   $   786,933  $  3,009,538
  Dividends reinvested....      59,021      969,400           116     4,366,182
  Shares redeemed.........  (1,211,431)  (3,919,227)   (3,616,145)  (13,898,332)
                           -----------  -----------   -----------  ------------
  Change in net assets
   from Investor A share
   transactions........... $  (407,228) $(1,809,406)  $(2,829,096) $ (6,522,612)
                           ===========  ===========   ===========  ============
Investor B Shares:
  Proceeds from shares
   issued................. $   564,091  $ 1,482,972   $   403,050  $    526,610
  Dividends reinvested....      28,811      979,316             3       214,709
  Shares redeemed.........  (1,005,457)  (1,554,696)      (75,596)     (115,336)
                           -----------  -----------   -----------  ------------
  Change in net assets
   from Investor B share
   transactions........... $  (412,555) $   907,592   $   327,457  $    625,983
                           ===========  ===========   ===========  ============
SHARE TRANSACTIONS:
Investor A Shares:
  Issued..................      56,456       91,585        80,520       307,000
  Reinvested..............       4,511       79,188            13       468,165
  Redeemed................     (92,668)    (316,498)     (374,315)   (1,436,813)
                           -----------  -----------   -----------  ------------
  Change in Investor A
   Shares.................     (31,701)    (145,725)     (293,782)     (661,648)
                           ===========  ===========   ===========  ============
Investor B Shares:
  Issued..................      41,321      115,832        39,923        52,468
  Reinvested..............       2,133       77,517           --         22,295
  Redeemed................     (74,155)    (121,277)       (7,653)      (11,801)
                           -----------  -----------   -----------  ------------
  Change in Investor B
   Shares.................     (30,701)      72,072        32,270        62,962
                           ===========  ===========   ===========  ============

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

4. CAPITAL SHARE TRANSACTIONS, CONTINUED:

                                                    LARGE COMPANY SELECT FUND
                                                    ---------------------------
                                                     SIX MONTHS
                                                       ENDED      PERIOD ENDED
                                                      JUNE 30,    DECEMBER 31,
                                                        1998          1997*
                                                    ------------  -------------
                                                    (UNAUDITED)
CAPITAL TRANSACTIONS:
Investor A Shares:
  Proceeds from shares issued...................... $  3,386,765  $  2,486,334
  Proceeds from shares issued in connection with
   common trust fund acquisition...................          --     27,813,338
  Dividends reinvested.............................            5     3,676,075
  Shares redeemed..................................   (1,651,637)   (3,937,879)
                                                    ------------  ------------
  Change in net assets from Investor A share
   transactions.................................... $  1,735,133  $ 30,037,868
                                                    ============  ============
Investor B Shares:
  Proceeds from shares issued...................... $  2,717,808  $  2,396,213
  Dividends reinvested.............................        2,210       263,596
  Shares redeemed..................................     (345,502)      (37,554)
                                                    ------------  ------------
  Change in net assets from Investor B share
   transactions.................................... $  2,374,516  $  2,622,255
                                                    ============  ============
SHARE TRANSACTIONS:
Investor A Shares:
  Issued...........................................      266,592       205,316
  Issued in connection with common trust fund
   acquisition.....................................          --      2,781,335
  Reinvested.......................................          --        329,693
  Redeemed.........................................     (132,191)     (352,190)
                                                    ------------  ------------
  Change in Investor A Shares......................      134,401     2,964,154
                                                    ============  ============
Investor B Shares:
  Issued...........................................      219,652       198,193
  Reinvested.......................................          199        23,747
  Redeemed.........................................      (27,567)       (3,405)
                                                    ------------  ------------
  Change in Investor B Shares......................      192,284       218,535
                                                    ============  ============

- -------
* For the period January 2, 1997 (commencement of operations) through December 31, 1997.

 5. RELATED PARTY TRANSACTIONS

 Provident has entered into an Investment Advisory Agreement with the Company whereby Provident supervises and manages the investment and reinvestment of the assets of the U.S. Government Securities Money Market Fund, the U.S. Government Income Fund, the Income Equity Fund, the Balanced Fund, the Stock Appreciation Fund and the Large Company Select Fund. Under the terms of the Investment Advisory Agreement, Provident is entitled to receive fees based on a percentage of the average net assets of each Fund.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

 5. RELATED PARTY TRANSACTIONS, CONTINUED:

 Pursuant to the terms of the Investment Advisory Agreement with the Company, Provident has entered into a Sub-Investment Advisory Agreement with DePrince, Race & Zollo, Inc. ("DRZ") for the Income Equity Fund. DRZ provides investment advice to and supervises the investment program of that portion of the assets of the Income Equity Fund allocated to DRZ by the Fund's Board of Directors. Under the terms of the Sub-Investment Advisory Agreements, DRZ receives from Provident fees calculated at 0.50% of average daily net assets up to $55 million of the Income Equity Fund managed by DRZ and 0.55% of average daily net assets above $55 million for this Fund managed by DRZ.

 In addition to serving as Investment Adviser, Provident serves as custodian and fund accountant to the Funds. Under the terms of the Custodian, Fund Accounting and Recordkeeping Agreement, Provident is entitled to receive fees based on a percentage of the average daily net assets of each Fund.

 During the period ended June 30, 1998, Provident Securities & Investment Company ("PSI"), an affiliate of Provident which is a registered broker dealer, executed transactions to purchase and sell Fund investments on an agency basis on behalf of the Company. The Company paid PSI approximately $44,141 that has been included in investments at cost, as commissions for such transactions.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") is an Ohio limited partnership. BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS are subsidiaries of the BISYS Group, Inc.

 BISYS, with whom certain officers and a director of the Company are affiliated, serves the Company as administrator, principal underwriter and distributor. Such officers and director are paid no fees directly by the Funds for serving as officers and as director of the Company. Under the terms of the Administration Agreement, BISYS' fees are computed at 0.20% of the average daily net assets of each Fund.

 Provident also serves as transfer agent and shareholder servicing agent to the Company. BISYS Ohio served as sub-transfer agent for the Investor B Shares through March 24, 1997. On March 25, 1997, Provident became the Transfer Agent for all shares of the Company. Under the terms of the Master Transfer and Record keeping Agreement, Provident is entitled to receive fees based on the number of shareholders of each Fund and certain out-of-pocket expenses. Under the terms of the Shareholder Services Plan, each Fund is authorized to pay compensation to banks and other financial institutions, including Provident and BISYS or other providers for Record keeping and/or administrative support services. As of June 30, 1998, there were no shareholder servicing agreements entered into on behalf of any of the Funds.

 The Company has adopted an Investor A Distribution and Shareholder Service Plan and Agreement ("Investor A Plan") and an Investor B Distribution and Shareholder Services Plan and Agreement ("Investor B Plan"), each in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor A Plan, each Fund is authorized to pay or reimburse BISYS, as distributor of Investor A Shares, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of Investor A Shares of each Fund. Pursuant to the Investor B Plan, each variable net asset value fund is authorized to pay or reimburse BISYS, as distributor of Investor B Shares, (a) a distribution fee in an amount not to exceed, on an annual basis, 0.75% of the average daily net asset value of Investor B Shares of that Fund and (b) a service fee in an amount not to exceed 0.25% of the average daily net asset value of Investor B Shares of that Fund. These fees may be used by BISYS to pay banks, broker dealers and other institutions,

 Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

 5. RELATED PARTY TRANSACTIONS, CONTINUED:

 including Provident, or to reimburse BISYS or its affiliates, to finance any activity which is principally intended to result in the sale of shares or to compensate for providing shareholder services.

 For the six-month period ended June 30, 1998, BISYS received $317,473 from commissions on sales of capital shares of the Funds. BISYS, as dealer/underwriter, retained $317,077 and reallowed $396 to brokers affiliated with Provident.

 As of June 30, 1998, Provident and certain of its affiliates own shares in the Riverfront U.S. Government Income Fund totaling $23,968,517 or 51% of the Fund.

 Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the period ended June 30, 1998:

                                       U.S. GOVERNMENT                  INCOME
                                       SECURITIES MONEY U.S. GOVERNMENT EQUITY
                                         MARKET FUND      INCOME FUND    FUND
                                       ---------------- --------------- -------
INVESTMENT ADVISOR FEES:
Annual fee before voluntary fee
 reductions
 (percentage of average net assets)..          0.15%           0.40%       0.95%
Voluntary fee reductions.............            NA              NA          NA
ADMINISTRATION FEES:
Annual fee (percentage of average net
assets)..............................          0.20%           0.20%       0.20%
12B-1 FEES (INVESTOR A):
Annual fee before voluntary fee
 reductions
 (percentage of average net assets)..          0.25%           0.25%       0.25%
Voluntary fee reductions.............      $110,832         $14,207     $13,463
12B-1 FEES (INVESTOR B):
Annual fee before voluntary fee
 reductions
 (percentage of average net assets)..            NA            1.00%       1.00%
Custodian and Accounting Fees:.......      $ 37,705         $28,926     $82,585
Transfer Agent Fees:.................      $ 22,042         $22,174     $45,002

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

5. RELATED PARTY TRANSACTIONS, CONTINUED:

                                                        STOCK
                                           BALANCED  APPRECIATION LARGE COMPANY
                                             FUND        FUND      SELECT FUND
                                           --------  ------------ -------------
 INVESTMENT ADVISOR FEES:
 Annual fee before voluntary fee
  reductions
  (percentage of average net assets)......    0.90%       0.80%         0.80%
 Voluntary fee reductions................. $10,867          NA            NA
 ADMINISTRATION FEES:
 Annual fee before voluntary fee
  reductions
  (percentage of average net assets)......    0.20%       0.20%         0.20%
 12B-1 FEES (INVESTOR A):
 Annual fee before voluntary fee
  reductions
  (percentage of average net assets)......    0.25%       0.25%         0.25%
 Voluntary fee reductions.................  $3,023          NA            NA
 12B-1 FEES (INVESTOR B):
 Annual fee (percentage of average net
 assets)..................................    1.00%       1.00%         1.00%
 Custodian and Accounting Fees:........... $18,340     $20,826       $31,618
 Transfer Agent Fees:..................... $23,203     $52,161       $22,946
 NA--Not applicable

 6. ACQUISITION OF COMMON TRUST FUNDS A, B, C AND G

 On January 2, 1997, the Large Company Select Fund issued Investor A shares to acquire the assets and liabilities, including distributions payable of $26,562, of the Common Trust A and Common Trust G of The Provident Bank. The following is a summary of Investor A shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired:

 Investor A Shares (000)'s..............................................   2,781
 Net assets acquired (000)'s............................................ $27,813
 Net asset value........................................................  $10.00
 Unrealized appreciation (000)'s........................................ $12,592

 On January 23, 1997, the U.S. Government Income Fund issued Investor A shares to acquire the assets and liabilities, including distributions payable of $26,148, of the Common Trust Fund C of The Provident Bank. The following is a summary of Investor A shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired.

 Investor A Shares (000)'s..............................................   1,761
 Net assets acquired (000)'s............................................ $16,607
 Net asset value........................................................   $9.43
 Unrealized appreciation (000)'s........................................    $392

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

 7. SUBSEQUENT EVENTS

 The Company has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of March 21, 1997 (the "Plan"), with The Riverfront Funds, an Ohio business trust (the "Trust"), where by each Fund of the Company will become a separate series of an Ohio business trust rather than a separate series of a Maryland corporation (the "Conversion").

 The Conversion is subject to certain regulatory approvals and to approval by the shareholders. A special Shareholder Meeting was held on August 7, 1998, at which the reorganization was approved. It is anticipated that the conversion from a Maryland corporation to an Ohio business trust will become effective October 30, 1998.

--------------------------------------------------------------------------------




                      [This Page Intentionally Left Blank]

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                               U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                         ---------------------------------------------------------------
                         SIX MONTHS
                            ENDED                 YEARS ENDED DECEMBER 31,
                          JUNE 30,      ------------------------------------------------
                            1998          1997      1996      1995    1994 (A)  1993 (A)
                         -----------    --------  --------  --------  --------  --------
                         (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $  1.000      $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                          --------      --------  --------  --------  --------  --------
Investment Activities
 Net investment income..     0.024         0.049     0.046     0.050     0.040     0.030
                          --------      --------  --------  --------  --------  --------
Distributions
 Net investment income..    (0.024)       (0.049)   (0.046)   (0.050)   (0.040)   (0.030)
                          --------      --------  --------  --------  --------  --------
NET ASSET VALUE,
 END OF PERIOD..........  $  1.000      $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                          ========      ========  ========  ========  ========  ========
Total Return............      2.45%(b)      5.02%     4.89%     5.52%     3.78%     2.90%
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of      $155,772      $142,569  $181,017  $157,495  $149,374  $133,207
period (000)............
Ratio of expenses to          0.67%(c)      0.64%     0.59%     0.58%     0.51%     0.32%
average net assets......
Ratio of net investment       4.90%(c)      4.90%     4.78%     5.34%     3.70%     2.85%
income to average net
assets..................
Ratio of expenses to          0.82%(c)      0.79%     0.84%     0.83%     0.80%     0.42%
average net assets*.....
Ratio of net investment       4.75%(c)      4.75%     4.53%     5.09%     3.41%     2.75%
income to average net
assets*.................

--------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Audited by other auditors.
(b) Not annualized.
(c) Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                              U.S. GOVERNMENT INCOME FUND
                          -----------------------------------------------------------------------
                             SIX MONTHS ENDED
                               JUNE 30, 1998                   YEARS ENDED DECEMBER 31,
                          -------------------------   -------------------------------------------
                                                              1997                  1996
                                                      --------------------- ---------------------
                          INVESTOR A    INVESTOR B    INVESTOR A INVESTOR B INVESTOR A INVESTOR B
                          -----------   -----------   ---------- ---------- ---------- ----------
                          (UNAUDITED)   (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $  9.48       $10.68       $  9.43     $10.64    $  9.71     $10.95
                            -------       ------       -------     ------    -------     ------
Investment Activities
 Net investment income..       0.24         0.21          0.49       0.48       0.52       0.49
 Net realized and
  unrealized gains
  (losses) from
  investments...........       0.05         0.05          0.14       0.14      (0.29)     (0.31)
                            -------       ------       -------     ------    -------     ------
 Total from Investment
  Activities............       0.29         0.26          0.63       0.62       0.23       0.18
                            -------       ------       -------     ------    -------     ------
Distributions
 Net investment income..      (0.24)       (0.18)        (0.50)     (0.49)     (0.51)     (0.49)
 In excess of net
  investment income.....        --           --          (0.08)     (0.09)       --         --
                            -------       ------       -------     ------    -------     ------
 Total Distributions....      (0.24)       (0.18)        (0.58)     (0.58)     (0.51)     (0.49)
                            -------       ------       -------     ------    -------     ------
NET ASSET VALUE,
 END OF PERIOD..........    $  9.53       $10.76       $  9.48     $10.68    $  9.43     $10.64
                            =======       ======       =======     ======    =======     ======
Total Return (excludes
 sales/redemption
 charge)................       3.06%(b)     2.57%         6.94%      6.07%      2.51%      1.72%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........    $45,831       $1,284       $49,017     $1,309    $33,694     $1,296
Ratio of expenses to
 average net assets.....       1.14%(c)     1.95%(c)      1.14%      1.95%      1.11%      1.96%
Ratio of net investment
 income to average net
 assets.................       4.97%(c)     4.16%(c)      5.40%      4.56%      5.45%      4.59%
Ratio of expenses to
 average net assets*....       1.20%(c)     1.95%(c)      1.20%      1.95%      1.20%      1.96%
Ratio of net investment
 income to average net
 assets*................       4.91%(c)     4.16%(c)      5.34%      4.56%      5.36%      4.59%
Portfolio turnover rate
 (d)....................         76%          76%           71%        71%        53%        53%

--------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rate is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(f) Audited by other auditors.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                          U.S. GOVERNMENT INCOME FUND
                                  ----------------------------------------------
                                               JANUARY 17,      YEARS ENDED
                                   YEAR ENDED    1995 TO       DECEMBER 31,
                                  DECEMBER 31, DECEMBER 31,  -------------------
                                      1995       1995(A)     1994 (F)   1993 (F)
                                  ------------ ------------  --------   --------
                                   INVESTOR A   INVESTOR B
                                  ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD............    $  8.92       $10.00     $  9.91    $  9.76
                                    -------       ------     -------    -------
Investment Activities
 Net investment income..........       0.54         0.43        0.54       0.51
 Net realized and unrealized
  gains (losses) from
  investments...................       0.79         0.94       (0.99)      0.20
                                    -------       ------     -------    -------
 Total from Investment
  Activities....................       1.33         1.37       (0.45)      0.71
                                    -------       ------     -------    -------
Distributions
 Net investment income..........      (0.54)       (0.42)      (0.54)     (0.50)
 In excess of net investment
  income........................        --           --          --       (0.06)
                                    -------       ------     -------    -------
 Total Distributions............      (0.54)       (0.42)      (0.54)     (0.56)
                                    -------       ------     -------    -------
NET ASSET VALUE,
 END OF PERIOD..................    $  9.71       $10.95     $  8.92    $  9.91
                                    =======       ======     =======    =======
Total Return (excludes
 sales/redemption charge).......      15.22%       13.96%(e)   (4.64)%     7.38%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
 period (000)...................    $36,538       $1,263     $32,721    $30,078
Ratio of expenses to average net
 assets.........................       1.09%        1.90%(c)    0.86%      0.65%
Ratio of net investment income
 to average net assets..........       5.74%        4.80%(c)    5.78%      5.05%
Ratio of expenses to average net
 assets*........................       1.18%        1.90%(c)    1.14%      1.08%
Ratio of net investment income
 to average net assets*.........       5.65%        4.80%(c)    5.49%      4.62%
Portfolio turnover rate (d).....         75%          75%         83%       220%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                  INCOME EQUITY FUND
                          -----------------------------------------------------------------------
                             SIX MONTHS ENDED
                               JUNE 30, 1998                   YEARS ENDED DECEMBER 31,
                          -------------------------   -------------------------------------------
                                                              1997                  1996
                                                      --------------------- ---------------------
                          INVESTOR A    INVESTOR B    INVESTOR A INVESTOR B INVESTOR A INVESTOR B
                          -----------   -----------   ---------- ---------- ---------- ----------
                          (UNAUDITED)   (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 11.68       $ 11.98      $ 11.92    $ 12.16    $ 11.70     $11.85
                            -------       -------      -------    -------    -------     ------
Investment Activities
 Net investment income..       0.05           --          0.16       0.06       0.21       0.12
 Net realized and
  unrealized gains from
  investments...........       0.56          0.57         3.11       3.17       2.12       2.21
                            -------       -------      -------    -------    -------     ------
 Total from Investment
 Activities.............       0.61          0.57         3.27       3.23       2.33       2.33
                            -------       -------      -------    -------    -------     ------
Distributions
 Net investment income..      (0.05)        (0.01)       (0.16)     (0.06)     (0.21)     (0.12)
 In excess of net
 investment income......        --            --           --         --         --         --
 Net realized gains.....      (0.14)        (0.14)       (3.35)     (3.35)     (1.90)     (1.90)
                            -------       -------      -------    -------    -------     ------
 Total Distributions....      (0.19)        (0.15)       (3.51)     (3.41)     (2.11)     (2.02)
                            -------       -------      -------    -------    -------     ------
NET ASSET VALUE,
 END OF PERIOD..........    $ 12.10       $ 12.40      $ 11.68    $ 11.98    $ 11.92     $12.16
                            =======       =======      =======    =======    =======     ======
Total Return (excludes
sales/redemption
charge).................       5.18%(b)      4.73%(b)    28.20%     27.19%     19.88%     19.67%
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of
period (000)............    $84,402       $19,453      $83,841    $17,563    $73,368     $7,632
Ratio of expenses to
average net assets......       1.76%(c)      2.54%(c)     1.75%      2.55%      1.76%      2.48%
Ratio of net investment
income to average net
assets..................       0.79%(c)      0.01%(c)     1.21%      0.40%      1.62%      0.88%
Ratio of expenses to
average net assets*.....       1.79%(c)       (g)         1.80%       (g)       1.85%      2.54%
Ratio of net investment
income to average net
assets*.................       0.76%(c)       (g)         1.16%       (g)       1.53%      0.82%
Portfolio Turnover (d)..         66%           66%         157%       157%       166%       166%

--------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for the Investor A Shares from January 1, 1995 to January 16,1995 plus the total return for the Investor B Shares from January 17,1995 to December 31, 1995.
(f) Audited by other auditors.
(g) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                              INCOME EQUITY FUND
                                   -------------------------------------------
                                                JANUARY 17,     YEARS ENDED
                                    YEAR ENDED    1995 TO      DECEMBER 31,
                                   DECEMBER 31, DECEMBER 31,  ----------------
                                       1995       1995(A)     1994(F)  1993(F)
                                   ------------ ------------  -------  -------
                                    INVESTOR A   INVESTOR B
                                   ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.............    $ 10.15       $10.00     $ 10.63  $ 10.78
                                     -------       ------     -------  -------
Investment Activities
 Net investment income...........       0.27         0.13        0.32     0.28
 Net realized and unrealized
  gains from investments.........       2.89         2.78         --      1.01
                                     -------       ------     -------  -------
 Total from Investment
 Activities......................       3.16         2.91        0.32     1.29
                                     -------       ------     -------  -------
Distributions
 Net investment income...........      (0.27)       (0.13)      (0.31)   (0.27)
 In excess of net investment
 income..........................        --           --          --     (0.03)
 Net realized gains..............      (1.34)       (0.93)      (0.49)   (1.14)
                                     -------       ------     -------  -------
 Total Distributions.............      (1.61)       (1.06)      (0.80)   (1.44)
                                     -------       ------     -------  -------
NET ASSET VALUE,
 END OF PERIOD...................    $ 11.70       $11.85     $ 10.15  $ 10.63
                                     =======       ======     =======  =======
Total Return (excludes
sales/redemption charge).........      31.45%       29.28%(e)    3.08%   12.11%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
(000)............................    $60,845       $2,833     $34,965  $24,387
Ratio of expenses to average net
assets...........................       1.49%        2.46%(c)    1.30%    1.47%
Ratio of net investment income to
average net assets...............       2.27%        1.12%(c)    2.93%    2.55%
Ratio of expenses to average net
assets*..........................       1.74%        2.51%(c)    1.58%    1.64%
Ratio of net investment income to
average net assets*..............       2.02%        1.07%(c)    2.65%    2.38%
Portfolio Turnover (d)...........        180%         180%        119%     145%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                     BALANCED FUND
                          -----------------------------------------------------------------------
                             SIX MONTHS ENDED
                               JUNE 30, 1998                   YEARS ENDED DECEMBER 31,
                          -------------------------   -------------------------------------------
                                                              1997                  1996
                                                      --------------------- ---------------------
                          INVESTOR A    INVESTOR B    INVESTOR A INVESTOR B INVESTOR A INVESTOR B
                          -----------   -----------   ---------- ---------- ---------- ----------
                          (UNAUDITED)   (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 12.30       $ 12.71       $11.69    $ 12.04    $ 11.36    $ 11.70
                            -------       -------       ------    -------    -------    -------
Investment Activities
 Net investment income..       0.10          0.05         0.23       0.12       0.31       0.26
  Net realized and
  unrealized gains
  (losses) from
  investments...........       1.46          1.51         1.71       1.77       0.33       0.34
                            -------       -------       ------    -------    -------    -------
 Total from Investment
 Activities.............       1.56          1.56         1.94       1.89       0.64       0.60
                            -------       -------       ------    -------    -------    -------
Distributions
 Net investment income..      (0.10)        (0.05)       (0.23)     (0.12)     (0.31)     (0.26)
 Net realized gains.....      (0.08)        (0.08)       (1.10)     (1.10)       --         --
                            -------       -------       ------    -------    -------    -------
 Total Distributions....      (0.18)        (0.13)       (1.33)     (1.22)     (0.31)     (0.26)
                            -------       -------       ------    -------    -------    -------
NET ASSET VALUE,
 END OF PERIOD..........    $ 13.68       $ 14.14       $12.30    $ 12.71    $ 11.69    $ 12.04
                            =======       =======       ======    =======    =======    =======
Total Return (excludes
sales/redemption
charge).................      12.73%(c)     12.26%(c)    16.77%     15.82%      5.76%      5.27%
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of
period (000)............    $10,200       $12,339       $9,563    $11,483    $10,786    $10,008
Ratio of expenses to
average net assets......       1.72%(d)      2.53%(d)     1.86%      2.72%      1.70%      2.54%
Ratio of net investment
income to average net
assets..................       1.55%(d)      0.74%(d)     1.80%      0.93%      2.87%      2.03%
Ratio of expenses to
average net assets*.....       1.88%(d)      2.63%(d)     2.07%      2.82%      1.94%      2.68%
Ratio of net investment
income to average net
assets*.................       1.39%(d)      0.64%(d)     1.59%      0.83%      2.63%      1.89%
Portfolio Turnover (e)..         64%           64%         102%       102%        98%        98%

--------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(f) Audited by other auditors.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                  BALANCED FUND
                                   --------------------------------------------
                                       YEAR     JANUARY 17,   FROM SEPTEMBER 1,
                                      ENDED       1995 TO       1994 THROUGH
                                   DECEMBER 31, DECEMBER 31,    DECEMBER 31,
                                       1995       1995(A)        1994(A)(F)
                                   ------------ ------------  -----------------
                                    INVESTOR A   INVESTOR B
                                   ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.............     $ 9.79       $10.00          $10.00
                                      ------       ------          ------
Investment Activities
 Net investment income...........       0.35         0.25            0.10
  Net realized and unrealized
  gains (losses) from
  investments....................       1.66         1.79           (0.18)
                                      ------       ------          ------
 Total from Investment
 Activities......................       2.01         2.04           (0.08)
                                      ------       ------          ------
Distributions
 Net investment income...........      (0.34)       (0.24)          (0.13)
 Net realized gains..............      (0.10)       (0.10)            --
                                      ------       ------          ------
 Total Distributions.............      (0.44)       (0.34)          (0.13)
                                      ------       ------          ------
NET ASSET VALUE,
 END OF PERIOD...................     $11.36       $11.70          $ 9.79
                                      ======       ======          ======
Total Return (excludes
sales/redemption charge).........      20.83%       20.53%(b)       (0.82)%(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
(000)............................     $9,427       $5,030          $2,709
Ratio of expenses to average net
assets...........................       1.28%        2.04%(d)        1.48%(d)
Ratio of net investment income to
average net assets...............       3.48%        2.69%(d)        4.01%(d)
Ratio of expenses to average net
assets*..........................       1.67%        2.84%(d)        4.61%(d)
Ratio of net investment income to
average net assets*..............       3.09%        1.89%(d)        0.88%(d)
Portfolio Turnover (e)...........         13%          13%              1%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                        STOCK APPRECIATION FUND
                          -------------------------------------------------------------------------------------------
                                                                                                      FROM OCTOBER 1,
                             SIX MONTHS ENDED                    YEARS ENDED DECEMBER 31,              1995 THROUGH
                               JUNE 30, 1998            ---------------------------------------------  DECEMBER 31,
                                                                1997                   1996               1995(B)
                          --------------------------    ---------------------- ---------------------- ---------------
                          INVESTOR A     INVESTOR B     INVESTOR A  INVESTOR B INVESTOR A  INVESTOR B   INVESTOR A
                          -----------    -----------    ----------  ---------- ----------  ---------- ---------------
                          (UNAUDITED)    (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $  9.17        $ 9.49        $  9.43      $ 9.77    $  9.50      $ 9.91       $ 10.00
                            -------        ------        -------      ------    -------      ------       -------
Investment Activities
 Net investment loss....      (0.04)        (0.07)         (0.04)      (0.08)     (0.14)      (0.15)        (0.01)
 Net realized and
  unrealized gains
  (losses)
  from investments......       0.72          0.74           1.75        1.77       1.10        1.04         (0.12)
                            -------        ------        -------      ------    -------      ------       -------
 Total from Investment
 Activities.............       0.68          0.67           1.71        1.69       0.96        0.89         (0.13)
                            -------        ------        -------      ------    -------      ------       -------
Distributions
 Net realized gains.....      (1.18)        (1.18)         (1.97)      (1.97)     (1.03)      (1.03)        (0.37)
                            -------        ------        -------      ------    -------      ------       -------
NET ASSET VALUE,
 END OF PERIOD..........    $  8.67        $ 8.98        $  9.17      $ 9.49    $  9.43      $ 9.77       $  9.50
                            =======        ======        =======      ======    =======      ======       =======
Total Return (excludes
 sales/redemption
 charge)................       7.41%(c)      7.05%(c)      18.79%      17.86%     10.17%       9.05%        (1.20)%(c)
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of
period (000)............    $20,437        $1,486        $24,312      $1,265    $31,227      $  687       $40,995
Ratio of expenses to
average net assets......       1.98%(d)      2.73%(d)       2.11%       2.86%      1.91%       2.64%         1.76%(d)
Ratio of net investment
 loss to average
 net assets.............      (0.77)%(d)    (1.57)%(d)     (0.43)%     (1.20)%    (1.25)%     (2.01)%       (0.49)%(d)
Ratio of expenses to
average net assets*.....        (g)           (g)            (g)         (g)        (g)         (g)          1.77%(d)
Ratio of net investment
 loss to average net
 assets*................        (g)           (g)            (g)         (g)        (g)         (g)         (0.50)%(d)
Portfolio Turnover (e)..         62%           62%            67%         67%       162%        162%           46%

--------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) As of September 30, 1995, the Stock Appreciation Fund acquired all of the assets of the MIM Stock Appreciation Fund and the MIM Stock Growth Fund. Financial highlights for periods prior to September 30, 1995 represent the performance of the MIM Stock Appreciation Fund. The per share data for the periods prior to September 30, 1995 have been restated to reflect the impact of the change of net asset value of the Stock Appreciation Fund on September 30, 1995 from $17.34 to $10.00.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(f) Audited by other auditors.
(g) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                           STOCK APPRECIATION FUND
                          ----------------------------------------------------------------
                          FROM OCTOBER 1,  FROM OCTOBER 1,
                           1995 THROUGH     1995 THROUGH    YEARS ENDED SEPTEMBER 30,
                           DECEMBER 31,     DECEMBER 31,    ------------------------------
                              1995(B)        1995(A)(B)     1995(F)    1994(F)    1993(F)
                          ---------------  ---------------  --------   --------   --------
                            INVESTOR A       INVESTOR B
                          ---------------  ---------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....      $ 10.00          $10.00       $   8.25   $  10.18   $   7.98
                              -------          ------       --------   --------   --------
Investment Activities
 Net investment loss....        (0.01)          (0.01)         (0.07)     (0.12)     (0.17)
 Net realized and
  unrealized gains
  (losses)
  from investments......        (0.12)          (0.08)          2.14      (1.26)      2.57
                              -------          ------       --------   --------   --------
 Total from Investment
 Activities.............        (0.13)          (0.09)          2.07      (1.38)      2.40
                              -------          ------       --------   --------   --------
Distributions
 Net realized gains.....        (0.37)            --           (0.32)     (0.55)     (0.20)
                              -------          ------       --------   --------   --------
NET ASSET VALUE,
 END OF PERIOD..........      $  9.50          $ 9.91       $  10.00   $   8.25   $  10.18
                              =======          ======       ========   ========   ========
Total Return (excludes
sales/redemption
charge).................        (1.20)%(c)      (0.90)%(c)     25.12%    (13.91)%    30.61%
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of
period (000)............      $40,995          $   72       $ 44,500   $ 47,880   $ 59,330
Ratio of expenses to
average net assets......         1.76%(d)        2.30%(d)       2.61%      2.44%      2.47%
Ratio of net investment
 loss to average
 net assets.............        (0.49)%(d)      (1.69)%(d)     (0.73)%    (1.35)%    (1.85)%
Ratio of expenses to
average net assets*.....         1.77%(d)        2.39%(d)        (g)        (g)        (g)
Ratio of net investment
 loss to average net
 assets*................        (0.50)%(d)      (1.78)%(d)       (g)        (g)        (g)
Portfolio Turnover (e)..           46%             46%           197%       254%       216%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                    LARGE COMPANY SELECT FUND
                          ------------------------------------------------------
                                                           FROM JANUARY 2,
                             SIX MONTHS ENDED               1997 THROUGH
                               JUNE 30, 1998            DECEMBER 31, 1997(A)
                          --------------------------    ------------------------
                          INVESTOR A     INVESTOR B     INVESTOR A    INVESTOR B
                          -----------    -----------    ----------    ----------
                          (UNAUDITED)    (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 11.34        $11.28        $ 10.00        $10.00
                            -------        ------        -------        ------
Investment Activities
 Net investment income
 (loss).................      (0.02)        (0.05)           --          (0.04)
 Net realized and
  unrealized gains
  (losses) from
  investments...........       2.06          2.03           2.77          2.72
                            -------        ------        -------        ------
 Total from Investment
 Activities.............       2.04          1.98           2.77          2.68
                            -------        ------        -------        ------
Distributions
 Net realized gains.....        --            --           (1.40)        (1.40)
 Tax return of capital..        --            --           (0.03)          --
                            -------        ------        -------        ------
 Total Distributions....        --            --           (1.43)        (1.40)
                            -------        ------        -------        ------
NET ASSET VALUE,
 END OF PERIOD..........    $ 13.38        $13.26        $ 11.34        $11.28
                            =======        ======        =======        ======
Total Return (excludes
sales/redemption
charge).................      18.02%(b)     17.58%(b)      27.93%(b)     26.97%(b)
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of
period (000)............    $41,472        $5,447        $33,614        $2,464
Ratio of expenses to
average net assets......       1.67%(c)      2.42%(c)       1.69%(c)      2.47%(c)
Ratio of net investment
income (loss) to average
net assets..............      (0.30)%(c)    (1.05)%(c)      0.00%(c)     (1.10)%(c)
Ratio of expenses to
average net assets......        (e)           (e)            (e)           (e)
Ratio of net investment
income to average net
assets..................        (e)           (e)            (e)           (e)
Portfolio Turnover (d)..         40%           40%            39%           39%

--------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(e) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Report of Independent Auditors

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

To the Shareholders and Directors
The Riverfront Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments of The Riverfront Funds, Inc. (comprising, respectively, U.S. Government Securities Money Market Fund, U.S. Government Income Fund, Income Equity Fund, Ohio Tax-Free Bond Fund, Balanced Fund, Stock Appreciation Fund, and Large Company Select Fund) as of December 31, 1997, the related statements of operations for the year then ended of the U.S. Government Securities Money Market Fund, U.S. Government Income Fund, Income Equity Fund, Ohio Tax-Free Bond Fund, Balanced Fund, and Stock Appreciation Fund and for the period January 2, 1997 to December 31, 1997 for the Large Company Select Fund and the statements of changes in net assets for each of the two years in the period then ended of the U.S. Government Securities Money Market Fund, U.S. Government Income Fund, Income Equity Fund, Ohio Tax-Free Bond Fund, Balanced Fund, and Stock Appreciation Fund, and for the period January 2, 1997 to December 31, 1997 of the Large Company Select Fund, and the financial highlights for each of the three years in the period then ended of the U.S. Government Securities Money Market Fund, U.S. Government Income Fund, Income Equity Fund, Ohio Tax-Free Bond Fund, and Balanced Fund, and for the two years ended December 31, 1997 and for the period October 1, 1995 to December 31, 1995 of the Stock Appreciation Fund, and for the period January 2, 1997 to December 31, 1997 of the Large Company Select Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Riverfront Funds, Inc. at December 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for the respective periods ended December 31, 1997 in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
February 13, 1998

--------------------------------------------------------------------------------
Statement of Assets and Liabilities

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

                                  U.S. GOVERNMENT  U.S. GOVERNMENT    INCOME
                                  SECURITIES MONEY     INCOME         EQUITY
                                    MARKET FUND         FUND           FUND
                                  ---------------- --------------- ------------
ASSETS:
Investments, at value (Cost
 $111,358,087; $49,153,218; and
 $96,679,453, respectively).....    $111,358,087     $49,741,917   $101,416,249
Repurchase agreements (Cost
 $31,408,000; $0; and $0,
 respectively)..................      31,408,000             --             --
                                    ------------     -----------   ------------
TOTAL INVESTMENTS...............     142,766,087      49,741,917    101,416,249
Cash............................             439             --             --
Interest and dividends
 receivable.....................         484,466         631,997        283,533
Receivable for capital shares
 issued.........................             --               76        104,504
Receivable for investments sold.             --              --         468,154
Prepaid expenses and other
 assets.........................          10,642           5,482         21,273
                                    ------------     -----------   ------------
TOTAL ASSETS....................     143,261,634      50,379,472    102,293,713
                                    ------------     -----------   ------------
LIABILITIES:
Dividends payable...............         615,066             412            --
Payable for capital shares
 redeemed.......................             --              --           1,534
Payable for investments
 purchased......................             --              --         743,993
Accrued expenses and other
 payables:
 Investment advisory fees.......          18,229          17,134         80,325
 Administration fees............           3,812           1,381          2,621
 Custodian and accounting fees..           5,937           6,420         13,363
 12b-1 fees (Investor A)........          12,152           8,022         12,562
 12b-1 fees (Investor B)........             --            1,115         14,485
 Transfer agent fees............             --            3,841          1,626
 Audit and legal fees...........          36,872          11,007         19,414
 Other..........................             809           3,712            --
                                    ------------     -----------   ------------
TOTAL LIABILITIES...............         692,877          53,044        889,923
                                    ------------     -----------   ------------
NET ASSETS:
Capital.........................     142,572,510      50,806,345     95,815,203
Accumulated undistributed
 (distributions in excess of)
 net investment income..........             --              --             534
Net unrealized appreciation/
 depreciation on investments....             --          588,699      4,736,796
Accumulated undistributed net
 realized gains (losses) on
 investment transactions........          (3,753)     (1,068,616)       851,257
                                    ------------     -----------   ------------
 NET ASSETS.....................    $142,568,757     $50,326,428   $101,403,790
                                    ============     ===========   ============
Net Assets
 Investor A Shares..............    $142,568,757     $49,017,391   $ 83,840,700
 Investor B Shares..............              NA       1,309,037     17,563,090
                                    ------------     -----------   ------------
   Total........................    $142,568,757     $50,326,428   $101,403,790
                                    ============     ===========   ============
Shares of capital stock
 Investor A Shares..............     142,572,510       5,168,697      7,175,136
 Investor B Shares..............              NA         122,570      1,466,214
                                    ------------     -----------   ------------
   Total........................     142,572,510       5,291,267      8,641,350
                                    ============     ===========   ============
Net asset value
 Investor A Shares--redemption
  price per share...............    $       1.00     $      9.48   $      11.68
 Investor B Shares--offering
  price per share*..............              NA           10.68          11.98
                                    ============     ===========   ============
Maximum Sales Charge (Investor
 A).............................              NA            4.50%          4.50%
                                    ============     ===========   ============
Maximum Offering Price per share
 (100%/(100%--Maximum Sales
 Charge) of net asset value
 adjusted to nearest cent)
 (Investor A) (a)...............    $       1.00     $      9.93   $      12.23
                                    ============     ===========   ============

-------
(a) Offering price and redemption price are the same for the U.S. Government Securities Money Market Fund.
  * Redemption price of Investor B shares varies based on length of time shares are held.
NA  Not applicable

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

                                                         STOCK      LARGE COMPANY
                           OHIO TAX-FREE  BALANCED    APPRECIATION     SELECT
                             BOND FUND      FUND          FUND          FUND
                           ------------- -----------  ------------  -------------
ASSETS:
Investments, at value
 (Cost $3,289,469;
 $18,057,693;
 $18,089,347; and
 $20,020,952,
 respectively)...........   $3,512,105   $20,982,175  $22,127,696    $36,027,913
Interest and dividends
 receivable..............       34,701        97,044       11,588         46,735
Receivable for capital
 shares issued...........          --          8,434          481         37,836
Receivable for
 investments sold........          --            --     5,138,936            --
Unamortized organization
 costs...................          --            --           --           4,944
Prepaid expenses and
 other assets............        8,385         7,734          --           6,576
                            ----------   -----------  -----------    -----------
TOTAL ASSETS.............    3,555,191    21,095,387   27,278,701     36,124,004
                            ----------   -----------  -----------    -----------
LIABILITIES:
Payable for capital
 shares redeemed.........          --          7,725        1,540            --
Payable for investments
 purchased...............          --            --     1,650,192            --
Accrued expenses and
 other payables:
 Investment advisory
  fees...................        1,317        14,221       17,129         24,009
 Administration fees.....          102           562          668            943
 Custodian and
  accounting fees........        1,303         3,390        3,860          5,481
 12b-1 fees (Investor
  A).....................          749         1,039        5,263          6,075
 12b-1 fees (Investor
  B).....................        1,007         9,622        1,051          1,900
 Transfer agent fees.....        1,751         3,738        7,541          1,832
 Audit and legal fees....        2,589         3,995        5,489          6,067
 Other...................          198         5,247        8,389            108
                            ----------   -----------  -----------    -----------
TOTAL LIABILITIES........        9,016        49,539    1,701,122         46,415
                            ----------   -----------  -----------    -----------
NET ASSETS:
Capital..................    3,178,243    17,990,174   18,568,291     20,059,805
Accumulated undistributed
 net investment income
 (loss)..................       93,730         3,979       (2,194)            --
Net unrealized
 appreciation/
 depreciation on
 investments.............      222,636     2,924,482    4,038,349     16,006,961
Accumulated undistributed
 net realized gains
 (losses) on investment
 transactions............       51,566       127,213    2,973,133         10,823
                            ----------   -----------  -----------    -----------
 NET ASSETS..............   $3,546,175   $21,045,848  $25,577,579    $36,077,589
                            ==========   ===========  ===========    ===========
Net Assets
 Investor A Shares.......   $2,410,683   $ 9,562,897  $24,312,196    $33,613,506
 Investor B Shares.......    1,135,492    11,482,951    1,265,383      2,464,083
                            ----------   -----------  -----------    -----------
   Total.................   $3,546,175   $21,045,848  $25,577,579    $36,077,589
                            ==========   ===========  ===========    ===========
Shares of capital stock
 Investor A Shares.......      268,544       777,175    2,651,012      2,964,154
 Investor B Shares.......      123,530       903,237      133,340        218,535
                            ----------   -----------  -----------    -----------
   Total.................      392,074     1,680,412    2,784,352      3,182,689
                            ==========   ===========  ===========    ===========
Net asset value
 Investor A Shares--
  redemption price per
  share..................   $     8.98   $     12.30  $      9.17    $     11.34
 Investor B Shares--
  offering price per
  share*.................         9.19         12.71         9.49          11.28
                            ==========   ===========  ===========    ===========
Maximum Sales Charge
 (Investor A)............         4.50%         4.50%        4.50%          4.50%
                            ==========   ===========  ===========    ===========
Maximum Offering Price
 per share (100%/(100%--
 Maximum Sales Charge)
 of net asset value
 adjusted to nearest
 cent) (Investor A)......   $     9.40   $     12.88  $      9.60    $     11.87
                            ==========   ===========  ===========    ===========

-------
*Redemption price of Investor B shares varies based on length of time shares are held.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                  For the Year Ended December 31, 1997

                                    U.S. GOVERNMENT  U.S. GOVERNMENT   INCOME
                                    SECURITIES MONEY     INCOME        EQUITY
                                      MARKET FUND         FUND          FUND
                                    ---------------- --------------- -----------
INVESTMENT INCOME:
Interest income...................     $8,966,454      $3,195,536    $   114,843
Dividend income...................            --           85,440      2,688,652
                                       ----------      ----------    -----------
TOTAL INCOME......................      8,966,454       3,280,976      2,803,495
                                       ----------      ----------    -----------
EXPENSES:
Investment advisory fees..........        242,900         200,909        898,800
Administration fees...............        323,868         100,455        189,223
12b-1 fees (Investor A)...........        404,830         122,072        202,966
12b-1 fees (Investor B)...........            --           13,985        134,238
Custodian and accounting fees.....         81,531          55,655        144,048
Audit and legal fees..............         77,217          32,257         65,211
Directors' fees and expenses......          9,635           3,922          5,554
Transfer agent fees...............         33,896          50,879         96,037
Registration and filing fees......          9,072           8,076          2,324
Printing costs....................         79,667          19,245         48,278
Other.............................         14,832           4,530         18,091
                                       ----------      ----------    -----------
GROSS EXPENSES....................      1,277,448         611,985      1,804,770
  Less: Fee waivers...............       (242,899)        (29,297)       (41,154)
                                       ----------      ----------    -----------
    Net Expenses..................      1,034,549         582,688      1,763,616
                                       ----------      ----------    -----------
Net Investment Income.............      7,931,905       2,698,288      1,039,879
                                       ----------      ----------    -----------
REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Net realized gains (losses) from
 investment transactions..........         (1,463)        781,702     21,576,605
Net change in unrealized
 appreciation/depreciation from
 investments......................            --          (56,510)       752,438
                                       ----------      ----------    -----------
Net realized/unrealized gains
 (losses) from investments........         (1,463)        725,192     22,329,043
                                       ----------      ----------    -----------
Change in net assets resulting
 from operations..................     $7,930,442      $3,423,480    $23,368,922
                                       ==========      ==========    ===========



See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                  For the Year Ended December 31, 1997

                                    OHIO                    STOCK         LARGE
                                  TAX-FREE    BALANCED   APPRECIATION    COMPANY
                                  BOND FUND     FUND         FUND      SELECT FUND*
                                  ---------  ----------  ------------  ------------
INVESTMENT INCOME:
Interest income.................  $ 436,799  $  520,993  $    84,507    $   67,812
Dividend income.................     15,627     233,985      365,157       461,398
                                  ---------  ----------  -----------    ----------
TOTAL INCOME....................    452,426     754,978      449,664       529,210
                                  ---------  ----------  -----------    ----------
EXPENSES:
Investment advisory fees........     40,980     185,950      214,758       251,705
Administration fees.............     16,689      41,323       53,690        62,927
12b-1 fees (Investor A).........     17,534      24,764       64,711        76,802
12b-1 fees (Investor B).........     11,823     107,557        9,604         7,423
Custodian and accounting fees...     13,711      33,160       42,139        49,119
Audit and legal fees............      9,985      20,656       15,518        21,646
Organization costs..............        --           56       14,394         3,872
Directors' fees and expenses....        594       1,235        1,556         2,026
Transfer agent fees.............     39,534      61,796      118,492        41,424
Registration and filing fees....      4,199       6,474       15,908         7,294
Printing costs..................      3,513      11,766       19,283        10,459
Other...........................        727      13,622        2,748         2,445
                                  ---------  ----------  -----------    ----------
GROSS EXPENSES..................    159,289     508,359      572,801       537,142
  Less: Fee waivers.............     (8,196)    (31,340)         --            --
  Less: Expense reimbursements..    (23,066)        --           --            --
                                  ---------  ----------  -----------    ----------
    Net Expenses................    128,027     477,019      572,801       537,142
                                  ---------  ----------  -----------    ----------
Net Investment Income (Loss)....    324,399     277,959     (123,137)       (7,932)
                                  ---------  ----------  -----------    ----------
REALIZED/UNREALIZED GAINS
(LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from
 investment transactions........    656,758   1,983,851    5,867,571     4,033,588
Net change in unrealized
 appreciation/depreciation from
 investments....................   (692,569)    870,883   (1,404,729)    3,414,575
                                  ---------  ----------  -----------    ----------
Net realized/unrealized gains
 (losses) from investments......    (35,811)  2,854,734    4,462,842     7,448,163
                                  ---------  ----------  -----------    ----------
Change in net assets resulting
 from operations................  $ 288,588  $3,132,693  $ 4,339,705    $7,440,231
                                  =========  ==========  ===========    ==========

-------
* For the period January 2, 1997 (commencement of operations) through December 31, 1997.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                U.S. GOVERNMENT              U.S. GOVERNMENT
                            SECURITIES MONEY MARKET              INCOME                   INCOME EQUITY
                                     FUND                         FUND                        FUND
                          ----------------------------  --------------------------  --------------------------
                           YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                              1997           1996           1997          1996          1997          1996
                          -------------  -------------  ------------  ------------  ------------  ------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income..  $   7,931,905  $   8,268,622  $ 2,698,288   $ 1,942,237   $  1,039,879  $ 1,134,267
 Net realized gains
  (losses) from
  investment
  transactions..........         (1,463)           --       781,702        90,347     21,576,605   13,473,952
 Net change in
  unrealized
  appreciation/
  depreciation from
  investments...........            --             --       (56,510)   (1,183,269)       752,438   (1,397,638)
                          -------------  -------------  -----------   -----------   ------------  -----------
Change in net assets
 resulting from
 operations.............      7,930,442      8,268,622    3,423,480       849,315     23,368,922   13,210,581
                          -------------  -------------  -----------   -----------   ------------  -----------
DISTRIBUTIONS TO
INVESTOR A SHAREHOLDERS:
 From net investment
  income................     (7,931,905)    (8,268,622)  (2,663,877)   (1,865,718)      (981,986)  (1,089,197)
 In excess of net
  investment income.....            --             --      (412,137)          --             --       (11,775)
 From net realized gains
  from investments......            --             --           --            --     (19,246,795) (10,109,545)
DISTRIBUTIONS TO
INVESTOR B SHAREHOLDERS:
 From net investment
  income................            --             --       (64,440)      (56,824)       (57,359)     (45,070)
 In excess of net
  investment income.....            --             --       (11,526)          --             --        (1,105)
 From net realized gains
  from investments......            --             --           --            --      (3,879,842)    (941,583)
 In excess of net
  realized gains........            --             --           --            --             --       (94,220)
                          -------------  -------------  -----------   -----------   ------------  -----------
Change in net assets
 from shareholder
 distributions..........     (7,931,905)    (8,268,622)  (3,151,980)   (1,922,542)   (24,165,982) (12,292,495)
                          -------------  -------------  -----------   -----------   ------------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................    374,303,813    413,837,358    4,236,017     2,867,087     15,853,924   12,638,065
 Proceeds from shares
  issued in connection
  with common trust fund
  acquisition...........            --             --    16,606,766           --             --           --
 Dividends reinvested...      2,327,411      2,193,920      506,586       486,495     23,523,261   12,143,803
 Cost of shares
  redeemed..............   (415,078,263)  (392,509,518)  (6,285,274)   (5,090,697)   (18,176,359)  (8,378,319)
                          -------------  -------------  -----------   -----------   ------------  -----------
Change in net assets
 from capital
 transactions...........    (38,447,039)    23,521,760   15,064,095    (1,737,115)    21,200,826   16,403,549
                          -------------  -------------  -----------   -----------   ------------  -----------
Change in net assets....    (38,448,502)    23,521,760   15,335,595    (2,810,342)    20,403,766   17,321,635
NET ASSETS:
 Beginning of period....    181,017,259    157,495,499   34,990,833    37,801,175     81,000,024   63,678,389
                          -------------  -------------  -----------   -----------   ------------  -----------
 End of period..........  $ 142,568,757  $ 181,017,259  $50,326,428   $34,990,833   $101,403,790  $81,000,024
                          =============  =============  ===========   ===========   ============  ===========
SHARE TRANSACTIONS:
 Issued.................    374,303,813    413,837,358      448,161       299,041      1,186,068      997,947
 Issued in connection
  with common trust fund
  acquisition...........            --             --     1,761,057           --             --           --
 Reinvested.............      2,327,411      2,193,920       53,203        51,049      1,989,492    1,001,471
 Redeemed...............   (415,078,263)  (392,509,518)    (664,598)     (534,677)    (1,316,119)    (656,491)
                          -------------  -------------  -----------   -----------   ------------  -----------
Change in shares........    (38,447,039)    23,521,760    1,597,823      (184,587)     1,859,441    1,342,927
                          =============  =============  ===========   ===========   ============  ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                                                              STOCK                  LARGE
                                                                                          APPRECIATION              COMPANY
                             OHIO TAX-FREE BOND FUND          BALANCED FUND                   FUND                SELECT FUND
                            --------------------------  --------------------------  --------------------------  -------------
                                                                                                                  FOR THE
                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
                            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                1997          1996          1997          1996          1997          1996         1997*
                            ------------  ------------  ------------  ------------  ------------  ------------  ------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
  Net investment income
   (loss)..............     $    324,399  $   434,913   $   277,959   $   514,538   $   (123,137) $   (462,477) $    (7,932)
 Net realized gains
  (losses) from
  investment
  transactions.........          656,758       (2,919)    1,983,851      (153,623)     5,867,571     5,645,154    4,033,588
 Net change in
  unrealized
  appreciation/depreciation
  from investments.....         (692,569)    (107,900)      870,883       853,589     (1,404,729)   (1,674,745)   3,414,575
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
Change in net assets
 resulting from
 operations............          288,588      324,094     3,132,693     1,214,504      4,339,705     3,507,932    7,440,231
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
DISTRIBUTIONS TO
INVESTOR A
SHAREHOLDERS:
 From net investment
  income...............         (200,793)    (412,215)     (180,288)     (346,017)           --            --           --
 In excess of net
  investment income....         (113,570)         --            --         (1,775)           --           (289)         --
 From net realized
  gains from
  investments..........         (446,337)         --       (786,461)          --      (4,562,955)   (3,106,226)  (3,675,987)
 From tax return of
  capital..............          (32,451)         --            --            --             --            --       (76,753)
DISTRIBUTIONS TO
INVESTOR B
SHAREHOLDERS:
 From net investment
  income...............          (36,634)     (21,400)      (99,558)     (168,520)           --            --           --
 In excess of net
  investment income....           (8,728)         --            --         (1,028)           --            --           --
 From net realized
  gains from
  investments..........         (156,126)         --       (913,202)          --        (216,879)      (65,866)    (270,025)
 From tax return of
  capital..............           (2,494)         --            --            --             --            --           --
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
Change in net assets
 from shareholder
 distributions.........         (997,133)    (433,615)   (1,979,509)     (517,340)    (4,779,834)   (3,172,381)  (4,022,765)
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued...............          516,123      632,048     2,623,393    11,628,310      3,536,148     3,709,128    4,882,547
 Proceeds from shares
  issued in connection
  with common trust
  fund acquisition.....       11,399,841          --            --            --             --            --    27,813,338
 Dividends reinvested..          201,688       26,194     1,948,716       546,821      4,580,891     2,969,201    3,939,671
 Cost of shares
  redeemed.............      (19,539,956)    (588,738)   (5,473,923)   (6,534,711)   (14,013,668)  (16,166,715)  (3,975,433)
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
Change in net assets
 from capital
 transactions..........       (7,422,304)      69,504      (901,814)    5,640,420     (5,896,629)   (9,488,386)  32,660,123
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
Change in net assets...       (8,130,849)     (40,017)      251,370     6,337,584     (6,336,758)   (9,152,835)  36,077,589
NET ASSETS:
 Beginning of period...       11,677,024   11,717,041    20,794,478    14,456,894     31,914,337    41,067,172          --
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
 End of period.........     $  3,546,175  $11,677,024   $21,045,848   $20,794,478   $ 25,577,579  $ 31,914,337  $36,077,589
                            ============  ===========   ===========   ===========   ============  ============  ===========
SHARE TRANSACTIONS:
 Issued................           49,102       59,532       207,417     1,017,399        359,468       373,503      403,509
 Issued in connection
  with common trust
  fund acquisition.....        1,097,194          --            --            --             --            --     2,781,335
 Reinvested............           20,948        2,490       156,705        47,842        490,460       315,294      353,440
 Redeemed..............       (1,895,117)     (55,955)     (437,775)     (571,147)    (1,448,614)   (1,628,669)    (355,595)
                            ------------  -----------   -----------   -----------   ------------  ------------  -----------
Change in shares.......         (727,873)       6,067       (73,653)      494,094       (598,686)     (939,872)   3,182,689
                            ============  ===========   ===========   ===========   ============  ============  ===========

-------
* For the period January 2, 1997 (commencement of operations) through December 31, 1997.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
U.S. Government Securities Money Market Fund

  PRINCIPAL                        SECURITY                         AMORTIZED
   AMOUNT                        DESCRIPTION                           COST
 ----------- ---------------------------------------------------   ------------
 COMMERCIAL PAPER (31.8%)
 Agriculture (1.8%)
 $ 2,500,000 Cargill, Inc., Discount Note, 1/9/98...............   $  2,496,894
                                                                   ------------
 Automotive (1.4%)
   2,000,000 Ford Motor Co., Discount Note, 1/7/98..............      1,998,137
                                                                   ------------
 Banks (2.8%)
   4,000,000 Bankers Trust, Discount Note, 4/6/98...............      3,941,628
                                                                   ------------
 Brokerage Services (8.0%)
   4,000,000 Merrill Lynch & Co., Inc., Discount Note, 1/5/98...      3,997,531
   1,500,000 Merrill Lynch & Co., Inc., Discount Note, 3/27/98..      1,479,813
   2,000,000 Morgan Stanley, Dean Witter Discover & Co.,
              Discount Note, 1/23/98............................      1,993,033
   4,000,000 Morgan Stanley, Dean Witter Discover & Co.,
              Discount Note, 2/13/98............................      3,972,432
                                                                   ------------
                                                                     11,442,809
                                                                   ------------
 Financial Services (9.1%)
   2,000,000 Associates Corp., N.A., Discount Note, 3/23/98.....      1,975,340
   2,900,000 General Electric Capital Corp., Discount Note,
              1/21/98...........................................      2,890,834
     500,000 General Electric Capital Corp., Discount Note,
              2/2/98............................................        497,533
   1,000,000 General Electric Capital Corp., Discount Note,
              2/5/98............................................        994,604
   1,500,000 General Electric Capital Corp., Discount Note,
              3/13/98...........................................      1,483,315
   1,750,000 IBM Credit Corp., Discount Note, 1/16/98...........      1,745,858
   1,500,000 Sunbelt-Dix, Inc., Discount Note, 1/6/98...........      1,498,829
   2,000,000 Sunbelt-Dix, Inc., Discount Note, 1/20/98..........      1,994,089
                                                                   ------------
                                                                     13,080,402
                                                                   ------------
 Food Distributors, Supermarkets & Wholesalers (2.4%)
   1,500,000 Winn Dixie Stores, Inc., Discount Note, 1/13/98....      1,497,215
   2,000,000 Winn Dixie Stores, Inc., Discount Note, 2/10/98....      1,987,400
                                                                   ------------
                                                                      3,484,615
                                                                   ------------

  PRINCIPAL                        SECURITY                         AMORTIZED
   AMOUNT                        DESCRIPTION                           COST
 ----------- ---------------------------------------------------   ------------
 COMMERCIAL PAPER, CONTINUED:
 Manufacturing--Consumer Goods (2.1%)
 $ 3,000,000 Eaton Corp., Discount Note, 2/9/98.................   $  2,981,172
                                                                   ------------
 Pharmaceuticals (4.2%)
   1,000,000 Glaxo Wellcome PLC, Discount Note, 1/12/98.........        998,298
   1,500,000 Glaxo Wellcome PLC, Discount Note, 1/16/98.........      1,496,456
   3,500,000 Glaxo Wellcome PLC, Discount Note, 1/27/98.........      3,485,895
                                                                   ------------
                                                                      5,980,649
                                                                   ------------
 Total Commercial Paper (Amortized Cost $45,406,306)                 45,406,306
                                                                   ------------
 REPURCHASE AGREEMENTS (22.0%)
  16,408,000 Dean Witter, 6.70%, 1/2/98, (Collateralized by
              $16,277,000 various U.S. Treasury and U.S.
              Government Agency Securities, 0.00%-9.38%, 1/2/98-
              10/17/16, market value--$16,736,802)..............     16,408,000
  15,000,000 Merrill Lynch, 6.50%, 1/2/98, (Collateralized by
              $56,704,342 various U.S Government Agency
              Securities, 6.95%-8.00%, 7/1/15-7/1/20, market
              value--$15,300,307)...............................     15,000,000
                                                                   ------------
 Total Repurchase Agreements
  (Cost $31,408,000)                                                 31,408,000
                                                                   ------------
 U.S. GOVERNMENT AGENCIES (46.3%)
 Federal Agricultural Mortgage Corp. (1.4%)
   2,000,000 Discount Note, 1/6/98..............................      1,998,478
                                                                   ------------
 Federal Farm Credit Bank (4.9%)
   2,000,000 5.50%, 1/2/98......................................      2,000,000
   3,000,000 5.65%, 2/2/98......................................      3,000,000
   2,000,000 5.55%, 3/2/98......................................      2,000,000
                                                                   ------------
                                                                      7,000,000
                                                                   ------------
 Federal Home Loan Bank (2.1%)
   3,000,000 Discount Note, 1/5/98..............................      2,998,197
                                                                   ------------
 Federal Home Loan Mortgage Corp. (5.2%)
   2,500,000 Discount Note, 1/2/98..............................      2,499,625
   3,000,000 Discount Note, 2/17/98.............................      2,978,419
   2,000,000 5.84%, 4/8/98......................................      1,999,063
                                                                   ------------
                                                                      7,477,107
                                                                   ------------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
U.S. Government Securities Money Market Fund

  PRINCIPAL                         SECURITY                         AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ----------- -----------------------------------------------------  ------------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Federal National Mortgage Assoc. (30.7%)
 $ 1,000,000 4.01%*, 1/6/98.......................................  $    999,785
   1,100,000 6.06%*, 1/8/98.......................................     1,100,064
   4,000,000 Discount Note, 1/9/98................................     3,995,119
   3,000,000 Discount Note, 1/15/98...............................     2,993,677
   2,000,000 Discount Note, 1/16/98...............................     1,995,442
   3,000,000 Discount Note, 1/20/98...............................     2,991,418
   4,000,000 Discount Note, 1/21/98...............................     3,987,856
   3,000,000 Discount Note, 2/5/98................................     2,984,046
   3,000,000 Discount Note, 2/13/98...............................     2,980,363
   1,500,000 4.50%*, 2/25/98......................................     1,497,549
   4,000,000 5.71%, 3/18/98, MTN..................................     3,998,474
   2,190,000 8.15%, 5/11/98.......................................     2,208,916
   3,000,000 5.63%, 8/14/98, MTN..................................     2,996,760
   2,000,000 Series 98-AA, 5.54%, 3/12/98.........................     2,000,000
   2,000,000 Series 98-AC, 5.74%, 6/9/98..........................     2,000,000

  PRINCIPAL                        SECURITY                         AMORTIZED
   AMOUNT                        DESCRIPTION                           COST
 ----------- ---------------------------------------------------   ------------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Federal National Mortgage Assoc., continued:
 $ 2,000,000 Series 98-Y, 5.52%, 1/15/98........................   $  2,000,000
   3,000,000 Series 98-Z, 5.63%, 2/12/98........................      3,000,000
                                                                   ------------
                                                                     43,729,469
                                                                   ------------
 Student Loan Marketing Assoc. (1.1%)
   1,500,000 5.73%*, 1/6/98.....................................      1,499,597
                                                                   ------------
 Tennessee Valley Authority (0.9%)
   1,250,000 5.13%, 3/4/98, Continuously callable @ 100.........      1,248,933
                                                                   ------------
 Total U.S. Government Agencies (Amortized Cost $65,951,781)         65,951,781
                                                                   ------------
 Total Investments (Amortized Cost $142,766,087) (a)--100.1%        142,766,087
 Liabilities in excess of other assets (0.1)%                          (197,330)
                                                                   ------------
 Total Net Assets--100.0%                                          $142,568,757
                                                                   ============

-------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
* Variable Rate. Rate presented represents rate in effect at December 31, 1997. Maturity date reflects the next rate change date.
MTN--Medium Term Note.
PLC--Public Liability Co.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
U.S. Government Income Fund

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 COMMERCIAL PAPER (1.0%)
 Financial Services (1.0%)
   500,000 Sunbelt-Dix. Inc., Discount Note, 1/27/98.............   $   497,967
                                                                    -----------
 Total Commercial Paper (Cost $497,967)                                 497,967
                                                                    -----------
 CORPORATE BONDS (27.0%)
 Banks (7.2%)
   600,000 Chase Capital I, Series A, 7.67%, 12/1/26, Callable
            12/1/06 @ 103.84, Guaranteed by Chase Manhattan
            Corp.................................................       621,000
   500,000 Mellon Capital I, 7.72%, 12/1/26, Callable 12/1/06 @
            103.86, Guaranteed by Mellon Bank Corp...............       518,125
 1,000,000 Midland Bank PLC (HSBC), 6.95%, 3/15/11...............     1,026,250
 1,461,382 PNC Mortgage Securities Corp., Series 1997-3, Class
            2A3, 7.50%, 5/25/27 CMO..............................     1,474,271
                                                                    -----------
                                                                      3,639,646
                                                                    -----------
 Computers & Peripherals (2.0%)
 1,000,000 International Business Machines Corp., 6.22%, 8/1/27,
            Putable 8/1/04 @ 100.................................     1,012,500
                                                                    -----------
 Financial Services (9.3%)
   200,000 American Express Master Trust, Series 1994-1, Class A,
            7.15%, 8/15/99 ABS...................................       201,556
   200,000 Associates Corp., N.A., 5.25%, 3/30/00................       196,500
 1,000,000 Boatmen's Auto Trust, Series 1996-A, Class A3, 6.75%,
            1/15/03 ABS..........................................     1,019,800
   345,000 Discover Card Trust, Series 1992-B, Class A, 6.80%,
            6/16/00 ABS..........................................       344,762
   500,000 Ford Motor Credit Co., 6.25%, 12/8/05.................       493,125
 1,000,000 Premier Auto Trust, Series 1994-4, Class CTFS, 6.85%,
            5/2/99 ABS...........................................     1,007,340
   650,000 Security Pacific Acceptance Corp., Series 1995-1,
            Class A2, 6.70%, 4/10/20 ABS.........................       655,824
   430,424 The Money Store Home Equity Trust, Series 1995-A,
            Class A2, 7.93%, 2/15/14 ABS.........................       432,202
   250,000 Toyota Motor Credit Corp., 7.13%, 9/26/06, Callable
            9/26/99 @ 100, MTN...................................       264,063
                                                                    -----------
                                                                      4,615,172
                                                                    -----------
 Food Processing & Packaging (1.1%)
   500,000 McCormick & Co., Inc., 8.95%, 7/1/01..................       542,500
                                                                    -----------
 Office Equipment & Supplies (Non-Computer Related) (2.9%)
 1,455,000 Pitney Bowes Credit Corp., 6.63%, 6/1/02..............     1,484,100
                                                                    -----------
 Oil & Gas Exploration, Production & Services (1.0%)
   500,000 Kerr-McGee Corp., 6.63%, 10/15/07.....................       514,375
                                                                    -----------
 Oil & Gas Transmission (0.7%)
   356,000 Trans-Canada Pipelines Ltd., 6.77%, 4/30/01, MTN......       363,565
                                                                    -----------

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 CORPORATE BONDS, CONTINUED:
 Steel (0.4%)
   200,000 Worthington Industries, Inc., 7.13%, 5/15/06..........   $   210,000
                                                                    -----------
 Telecommunications (2.0%)
 1,000,000 U.S. West Capital Funding, Inc., 6.31%, 11/1/05,
            Putable 11/1/00 @ 100................................     1,005,000
                                                                    -----------
 Utilities--Electric & Gas (0.4%)
   200,000 Oklahoma Gas & Electric Co., 6.25%, 10/15/00..........       201,000
                                                                    -----------
 Total Corporate Bonds (Cost $13,409,547)                            13,587,858
                                                                    -----------
 U.S. GOVERNMENT AGENCIES (48.9%)
 Federal Home Loan Bank (5.9%)
   300,000 5.88%*, 5/26/98, Series BR98..........................       299,970
 1,000,000 5.95%, 3/5/01, Series ID01, Callable 3/5/98 @ 100.....       997,180
   875,000 6.38%, 4/29/03, Series A-03, Callable 4/29/98 @ 100...       874,816
   690,000 9.50%, 2/25/04........................................       810,895
                                                                    -----------
                                                                      2,982,861
                                                                    -----------
 Federal Home Loan Mortgage Corp. (5.3%)
   300,000 Discount Note, 1/14/98................................       299,427
 1,226,320 6.00%, 12/1/99, Gold Pool #M80147.....................     1,216,436
   700,000 6.80%, 9/18/02, Continuously Callable @ 100, (Called
            2/4/98)..............................................       699,930
   225,000 6.20%, 4/15/03........................................       227,108
   242,742 7.50%, 3/15/15, Series 1262, Class F CMO..............       243,048
                                                                    -----------
                                                                      2,685,949
                                                                    -----------
 Federal National Mortgage Assoc. (28.3%)
   500,000 9.05%, 4/10/00........................................       533,715
 1,500,000 6.45%, 4/12/01, Series 01-M, Callable 4/12/99 @ 100...     1,505,490
 1,000,000 6.71%, 3/13/02, Callable 3/13/00 @ 100, MTN...........     1,011,330
 1,500,000 6.54%, 10/8/02, Callable 10/8/98 @ 100, MTN...........     1,497,900
 1,039,823 6.00%, 2/1/03, Pool #335463...........................     1,029,882
 1,221,329 6.00%, 5/1/03, Pool #347156...........................     1,208,566
   625,000 6.38%, 6/25/03, Continuously Callable @ 100, MTN......       623,844
 1,000,000 6.38%, 7/8/03, Continuously Callable @ 100 (Called
            2/13/98), MTN........................................       998,130
   300,000 6.85%, 4/5/04.........................................       313,362
 1,000,000 7.00%, 9/25/05, Series 1992-110, Class G CMO..........     1,006,030
 1,000,000 7.55%, 3/27/07, Series 07-B, Callable 3/27/00 @ 100...     1,029,370
   912,341 7.50%, 3/17/14, Series 1997-39, Class A CMO...........       922,404

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
U.S. Government Income Fund

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Federal National Mortgage Assoc., continued:
   515,675 7.00%, 9/25/19, Series 1991-155, Class PE CMO.........   $   517,696
 2,000,000 6.50%, 8/18/20, Series 1997-57, Class PM CMO..........     2,018,672
                                                                    -----------
                                                                     14,216,391
                                                                    -----------
 Government National Mortgage Assoc. (1.3%)
   618,267 8.00%, 5/15/23, Pool #351752..........................       639,789
                                                                    -----------
 Private Export Funding Corp. (2.0%)
 1,000,000 6.24%, 5/15/02, Series VV, Guaranteed by Export-Import
            Bank of The United States............................     1,008,750
                                                                    -----------
 Student Loan Marketing Assoc. (3.5%)
 1,000,000 6.05%, 9/14/00........................................     1,004,070
   762,235 5.92%*, 10/25/04, Series 1996-3, Class A1 ABS.........       761,549
                                                                    -----------
                                                                      1,765,619
                                                                    -----------
 Tennessee Valley Authority (2.6%)
 1,250,000 6.24%, 7/15/45, Series B, Callable 7/15/20 @ 100,
            Putable 7/15/01 @ 100................................     1,290,625
                                                                    -----------
 Total U.S. Government Agencies (Cost $24,365,654)                   24,589,984
                                                                    -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 U.S. TREASURY BONDS (2.0%)
 1,000,000 6.25%, 8/15/23.........................................   $ 1,029,140
                                                                     -----------
 Total U.S. Treasury Bonds (Cost $977,561)                             1,029,140
                                                                     -----------
 U.S. TREASURY NOTES (17.9%)
 1,000,000 5.88%, 3/31/99.........................................     1,002,680
 4,000,000 6.50%, 5/31/01.........................................     4,093,960
 1,000,000 6.38%, 9/30/01.........................................     1,020,330
 1,000,000 6.25%, 8/31/02.........................................     1,020,300
   850,000 6.25%, 2/15/03.........................................       869,134
   950,000 7.00%, 7/15/06.........................................     1,025,259
                                                                     -----------
 Total U.S. Treasury Notes (Cost $8,897,184)                           9,031,663
                                                                     -----------
 INVESTMENT COMPANIES (2.0%)
   169,434 Dreyfus Treasury Prime Fund............................       169,434
   835,871 Federated U.S. Treasury Services Fund..................       835,871
                                                                     -----------
 Total Investment Companies (Cost $1,005,305)                          1,005,305
                                                                     -----------
 Total Investments (Cost $49,153,218) (a)--98.8%                      49,741,917
 Other assets in excess of liabilities 1.2%                              584,511
                                                                     -----------
 Total Net Assets--100.0%                                            $50,326,428
                                                                     ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation...................................... $669,355
         Unrealized depreciation......................................  (80,656)
                                                                       --------
         Net unrealized appreciation.................................. $588,699
                                                                       ========

*Variable Rate.
ABS--Asset Backed Security
CMO--Collateralized Mortgage Obligation
MTN--Medium Term Note
PLC--Public Liability Co.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Income Equity Fund

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS (99.3%)
 Aerospace/Defense (2.1%)
   48,200  B.F. Goodrich Co......................................   $  1,997,288
    1,900  Boeing Co.............................................         92,981
                                                                    ------------
                                                                       2,090,269
                                                                    ------------
 Aluminum (1.4%)
   23,700  Reynolds Metal Co.....................................      1,422,000
                                                                    ------------
 Automotive (0.1%)
    3,000  Ford Motor Co.........................................        146,063
                                                                    ------------
 Automotive Parts (3.6%)
    3,100  Dana Corp.............................................        147,250
   56,000  Echlin, Inc...........................................      2,026,500
   28,300  TRW, Inc..............................................      1,510,513
                                                                    ------------
                                                                       3,684,263
                                                                    ------------
 Banks (3.1%)
    1,750  BankAmerica Corp......................................        127,750
    2,050  BankBoston Corp.......................................        192,572
   23,100  Crestar Financial Corp................................      1,316,699
   10,700  Magna Group, Inc......................................        489,525
    3,000  Wells Fargo & Co......................................      1,018,313
                                                                    ------------
                                                                       3,144,859
                                                                    ------------
 Beverages (2.0%)
   10,700  Brown-Forman Corp., Class B...........................        591,175
   44,100  Seagram Co. Ltd.......................................      1,424,981
                                                                    ------------
                                                                       2,016,156
                                                                    ------------
 Brokerage Services (0.8%)
   19,750  Edwards (A.G.), Inc...................................        785,063
                                                                    ------------
 Building Materials (1.5%)
   20,100  Armstrong World Industries, Inc.......................      1,502,475
                                                                    ------------
 Chemicals--General (3.3%)
   30,300  Hercules, Inc.........................................      1,516,894
   31,850  PPG Industries, Inc...................................      1,819,431
                                                                    ------------
                                                                       3,336,325
                                                                    ------------
 Chemicals--Specialty (2.2%)
   23,200  Eastman Chemical Co...................................      1,381,850
   49,900  Engelhard Corp........................................        867,013
                                                                    ------------
                                                                       2,248,863
                                                                    ------------
 Computers & Peripherals (0.1%)
      750  Cisco Systems, Inc.(b)................................         41,813
      770  Compaq Computer Corp..................................         43,456
                                                                    ------------
                                                                          85,269
                                                                    ------------
 Consumer Goods & Services (3.1%)
   20,500  Newell Co.............................................        871,250
    1,600  Procter & Gamble Co...................................        127,700

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Consumer Goods & Services, continued:
   85,400  Rubbermaid, Inc.......................................   $  2,135,000
                                                                    ------------
                                                                       3,133,950
                                                                    ------------
 Containers & Packaging (2.1%)
   41,900  Crown Cork & Seal Co., Inc............................      2,100,238
                                                                    ------------
 Cosmetics & Toiletries (1.9%)
   38,200  International Flavors & Fragrances, Inc...............      1,967,300
                                                                    ------------
 Diversified (2.7%)
    1,800  General Electric Co...................................        132,075
   13,500  National Service Industries, Inc......................        669,094
   47,800  Tenneco, Inc..........................................      1,888,100
                                                                    ------------
                                                                       2,689,269
                                                                    ------------
 Electrical Equipment (4.3%)
    2,200  Emerson Electric Co...................................        124,163
   25,500  Hubbell, Inc., Class B................................      1,257,469
   31,200  Johnson Controls, Inc.................................      1,489,800
   30,900  Tecumseh Products Co., Class A........................      1,506,374
                                                                    ------------
                                                                       4,377,806
                                                                    ------------
 Electronic & Electrical--General (7.6%)
   57,900  General Signal Corp...................................      2,442,655
   44,200  Harris Corp...........................................      2,027,675
   27,900  Honeywell, Inc........................................      1,911,150
   28,900  Thomas & Betts Corp...................................      1,365,525
                                                                    ------------
                                                                       7,747,005
                                                                    ------------
 Financial Services (1.9%)
    3,600  Federal National Mortgage Assoc.......................        205,425
   16,100  TransAmerica Corp.....................................      1,714,650
                                                                    ------------
                                                                       1,920,075
                                                                    ------------
 Food Distributors, Supermarkets & Wholesalers (2.2%)
   56,300  Food Lion, Inc., Class A..............................        475,031
   45,300  Giant Food, Inc., Class A.............................      1,526,044
    5,000  Winn-Dixie Stores, Inc................................        218,438
                                                                    ------------
                                                                       2,219,513
                                                                    ------------
 Forest Products--Lumber & Paper (9.0%)
   27,900  Consolidated Papers, Inc..............................      1,489,163
   51,100  Fort James Corp.......................................      1,954,574
   11,600  International Paper Co................................        500,250
   39,800  Kimberly-Clark Corp...................................      1,962,637
   13,800  Rayonier, Inc.........................................        587,363
   17,600  Temple-Inland, Inc....................................        920,700
   18,800  Union Camp Corp.......................................      1,009,325
   20,000  Westvaco Corp.........................................        628,750
                                                                    ------------
                                                                       9,052,762
                                                                    ------------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Income Equity Fund

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Heavy Machinery (0.2%)
    2,650  Deere & Co............................................   $    154,528
                                                                    ------------
 Industrial Goods & Services (1.9%)
   57,200  Federal Signal Corp...................................      1,236,950
   16,200  Harsco Corp...........................................        698,625
                                                                    ------------
                                                                       1,935,575
                                                                    ------------
 Insurance (1.4%)
   42,500  TIG Holdings, Inc.....................................      1,410,469
                                                                    ------------
 Leisure--Recreation, Gaming (1.0%)
   33,200  Brunswick Corp........................................      1,006,375
                                                                    ------------
 Manufacturing--Miscellaneous (1.9%)
   93,200  Pall Corp.............................................      1,928,075
                                                                    ------------
 Medical Supplies (2.7%)
   47,500  Bard (C.R.), Inc......................................      1,487,344
    1,750  Johnson & Johnson.....................................        115,281
   30,500  Mallinckrodt, Inc.....................................      1,159,000
                                                                    ------------
                                                                       2,761,625
                                                                    ------------
 Metals--Nonferrous (0.2%)
    6,900  Oregon Metallurgical Corp. (b)........................        230,288
                                                                    ------------
 Mining (0.2%)
    2,000  Potash Corp. of Saskatchewan, Inc.....................        166,000
                                                                    ------------
 Oil & Gas Exploration, Production & Services (5.9%)
   28,700  Kerr McGee Corp.......................................      1,817,068
   46,000  Mitchell Energy & Development, Class A................      1,351,250
    9,600  Mitchell Energy & Development, Class B................        279,600
   14,600  National Fuel Gas Co..................................        710,838
   15,900  Sonat, Inc............................................        727,425
   34,400  Ultramar Diamond Shamrock Corp........................      1,096,500
                                                                    ------------
                                                                       5,982,681
                                                                    ------------
 Oil--Integrated Companies (2.8%)
    1,750  Amoco Corp............................................        148,969
    6,000  Atlantic Richfield Co.................................        480,750
    1,800  Exxon Corp............................................        110,138
    7,800  Mobil Corp............................................        563,063
    2,300  Royal Dutch Petroleum Co.--New York Shares............        124,631
   26,300  Texaco, Inc...........................................      1,430,062
                                                                    ------------
                                                                       2,857,613
                                                                    ------------
 Pharmaceuticals (4.3%)
   25,500  American Home Products Corp...........................      1,950,750
    1,500  Bristol-Myers Squibb Co...............................        141,938
    1,200  Merck & Co., Inc......................................        127,500

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Pharmaceuticals, continued:
   59,500  Pharmacia & Upjohn, Inc...............................   $  2,179,187
                                                                    ------------
                                                                       4,399,375
                                                                    ------------
 Precision Instruments & Related (1.0%)
   36,800  Flowserve Corp........................................      1,028,100
                                                                    ------------
 Publishing (0.1%)
    2,000  McGraw-Hill Cos., Inc.................................        148,000
                                                                    ------------
 Railroads (1.7%)
   50,300  Illinois Central Corp.................................      1,713,344
                                                                    ------------
 Real Estate Investment Trusts (0.7%)
   18,900  FelCor Suite Hotels, Inc..............................        670,950
                                                                    ------------
 Retail--Department Stores (1.9%)
   15,400  J.C. Penney Co........................................        928,813
   15,600  Mercantile Stores Co., Inc............................        949,650
                                                                    ------------
                                                                       1,878,463
                                                                    ------------
 Retail--Specialty Stores (0.1%)
    5,700  Intimate Brands, Inc..................................        137,156
                                                                    ------------
 Semiconductors (0.0%)
      600  Intel Corp............................................         42,150
                                                                    ------------
 Steel (2.6%)
   35,000  Allegheny Teledyne, Inc...............................        905,625
   60,000  British Steel PLC-Sponsored ADR.......................      1,286,250
    4,500  Carpenter Technology Corp.............................        216,281
   12,100  Worthington Industries, Inc...........................        199,650
                                                                    ------------
                                                                       2,607,806
                                                                    ------------
 Tax Return Preparation (1.9%)
   42,900  H&R Block, Inc........................................      1,922,456
                                                                    ------------
 Tobacco & Tobacco Products (0.3%)
    5,000  Fortune Brands, Inc...................................        185,312
    2,300  Philip Morris Cos., Inc...............................        104,219
                                                                    ------------
                                                                         289,531
                                                                    ------------
 Utilities--Electric (2.2%)
    6,250  CINergy Corp..........................................        239,453
   15,300  DPL, Inc..............................................        439,875
    7,300  KU Energy Corp........................................        286,525
   17,500  PacifiCorp............................................        477,968
   16,600  Potomac Electric Power................................        428,488
   13,200  SCANA Corp............................................        395,175
                                                                    ------------
                                                                       2,267,484
                                                                    ------------
 Utilities--Electric & Gas (0.9%)
   28,800  LG&E Energy Corp......................................        665,946
    4,900  OGE Energy Corp.......................................        267,969
                                                                    ------------
                                                                         933,915
                                                                    ------------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Income Equity Fund

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Utilities--Natural Gas (2.5%)
   36,000  AGL Resources, Inc....................................   $    735,750
   17,100  NICOR, Inc............................................        721,406
   26,800  People's Energy Corp..................................      1,055,250
                                                                    ------------
                                                                       2,512,406
                                                                    ------------
 Utilities--Telecommunications (5.9%)
   33,800  Alltel Corp...........................................      1,387,913
   10,800  Cincinnati Bell, Inc..................................        334,800
   38,900  Frontier Corp.........................................        936,031
   33,500  GTE Corp..............................................      1,750,374
   32,000  Southern New England Telecommunications Corp..........      1,610,000
                                                                    ------------
                                                                       6,019,118
                                                                    ------------
 Total Common Stocks (Cost $95,936,210)                              100,673,006
                                                                    ------------

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                        DESCRIPTION                           VALUE
 --------- -----------------------------------------------------   ------------
 INVESTMENT COMPANIES (0.7%)
   18,888  Dreyfus Treasury Prime Fund..........................   $     18,888
  724,355  Federated U.S. Treasury Services Fund................        724,355
                                                                   ------------
 Total Investment Companies (Cost $743,243)                             743,243
                                                                   ------------
 Total Investments (Cost $96,679,453) (a)--100.0%                   101,416,249
 Liabilities in excess of other assets 0.0%                             (12,459)
                                                                   ------------
 Total Net Assets--100.0%                                          $101,403,790
                                                                   ============

-------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $214,353. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation................................... $ 7,422,288
         Unrealized depreciation...................................  (2,899,845)
                                                                    -----------
         Net unrealized appreciation............................... $ 4,522,443
                                                                    ===========

(b) Represents non-income producing securities.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Ohio Tax-Free Bond Fund

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- -------------------------------------------------------   ----------
 MUNICIPAL BONDS (93.8%)
 Indiana (3.1%)
  100,000  Columbus, Multi-School Building Corp., 7.15%, 1/15/02,
            Pre-Refunded 1/15/01 @ 102............................   $  110,250
                                                                     ----------
 Ohio (85.1%)
  130,000  Butler County, Hospital Facilities Revenue, Middletown
            Regional Hospital Project, 6.00%, 11/15/10,
            Callable 5/15/04 @ 101, FGIC..........................      140,238
  150,000  Clermont County, Hospital Facilities Revenue, Mercy
            Health System, 6.38%, 9/1/01, AMBAC...................      161,063
  100,000  Clermont County, Waterworks Revenue, 6.63%, 12/1/16,
            Pre-Refunded 12/1/01 @ 102, AMBAC.....................      110,750
  250,000  Columbus, Sewer Revenue, 6.13%, 6/1/03, Callable 6/1/02
            @ 102.................................................      275,312
  175,000  Edgewood, City School District, GO, 6.30%, 12/1/02,
            Callable 12/1/01 @ 102, FGIC..........................      191,406
  100,000  Franklin County, Hospital Revenue, Children's Hospital
            Project, Series A, GO, 6.40%, 11/1/06,
            Pre-Refunded 11/1/01 @ 102............................      109,625
  155,000  Hamilton County, Sewer System Revenue, Series A, 6.40%,
            12/1/03, Callable 6/1/01 @ 102........................      168,756
  100,000  Mentor, GO, 5.25%, 12/1/09, Callable 12/1/06 @ 102.....      104,625
  100,000  Montgomery County, Issue I, Series A, Limited GO,
            6.55%, 9/1/06, Pre-Refunded 9/1/01
            @ 100.................................................      108,000
  160,000  Olentangy Local School District, Series A, GO, 5.70%,
            12/1/05, Callable 12/1/04 @ 102.......................      174,200
  100,000  Springboro City School District, GO, 6.60%, 12/1/02,
            Pre-Refunded 12/1/01 @ 102............................      110,500
   95,000  State Building Authority, State Facilities, James
            Rhodes Project, 6.25%, 6/1/11, Callable 6/1/01 @ 102,
            MBIA-IBC..............................................      101,650
  100,000  State Building Authority, State Transportation
            Facilities, Series A, 7.00%, 9/1/07, Callable 9/1/00 @
            102, MBIA.............................................      108,875
  155,000  State Housing Finance Agency, Single Family Mortgage
            Revenue, Series D, 6.80%, 9/1/05, Callable 9/1/01 @
            102,
            GNMA Coll.............................................      165,463
  100,000  State Public Facilities Commission, Higher Education
            Capital Facilities, Series II-B, 4.50%, 11/1/05.......      100,750
  100,000  State Public Facilities Commission, Higher Education
            Public Facilities, Series II-B, 4.50%, 11/1/08,
            Callable 11/1/07 @ 100................................       99,500
  175,000  State Public Facilities Commission, Higher Educational
            Facilities, Series B, 6.50%, 12/1/02,
            Pre-Refunded 12/1/99 @ 102, AMBAC.....................      186,375
  160,000  State Water Development Authority Revenue, 5.75%,
            6/1/03, Callable 12/1/02 @ 102, MBIA..................      171,600
  200,000  University of Cincinnati, General Receipts, Series I-1,
            6.95%, 6/1/00, Pre-Refunded 6/1/99
            @ 102.................................................      212,000
  200,000  University of Toledo, 7.00%, 6/1/03, Pre-Refunded
            6/1/00 @ 102, MBIA....................................      217,250
                                                                     ----------
                                                                      3,017,938
                                                                     ----------
 Oregon (5.6%)
  185,000  Tri-County Metropolitan Transportation District, Light
            Rail Extension, Series A, GO, 5.70%, 7/1/04,
            Callable 7/1/02 @ 101.................................      198,875
                                                                     ----------
 Total Municipal Bonds (Cost $3,104,427)                              3,327,063
                                                                     ----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Ohio Tax-Free Bond Fund

 SHARES OR
 PRINCIPAL                       SECURITY                           MARKET
  AMOUNT                        DESCRIPTION                         VALUE
 --------- ----------------------------------------------------   ----------
 INVESTMENT COMPANIES (5.2%)
  100,000  Dreyfus Municipal Money Market Fund.................   $  100,000
   85,042  Federated Tax Free Money Market Fund................       85,042
                                                                  ----------
 Total Investment Companies (Cost $185,042)                          185,042
                                                                  ----------
 Total Investments (Cost $3,289,469) (a)--99.0%                    3,512,105
 Other assets in excess of liabilities 1.0%                           34,070
                                                                  ----------
 Total Net Assets--100.0%                                         $3,546,175
                                                                  ==========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation....................................... $222,636
         Unrealized depreciation.......................................        0
                                                                        --------
         Net unrealized appreciation................................... $222,636
                                                                        ========

AMBAC--Insured by AMBAC Indemnity Corp.
FGIC--Insured by Financial Guaranty Insurance Corp.
GNMA--Government National Mortgage Assoc.
GO--General Obligation.
MBIA--Insured by Municipal Bond Insurance Assoc.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Balanced Fund

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (64.0%)
 Aerospace/Defense (0.8%)
     3,400 Boeing Co..............................................   $   166,388
                                                                     -----------
 Apparel/Footwear (0.8%)
     4,100 Nike, Inc., Class B....................................       160,925
                                                                     -----------
 Automotive (1.0%)
     4,350 Ford Motor Co..........................................       211,791
                                                                     -----------
 Banks (4.3%)
     4,600 BankBoston Corp........................................       432,112
     1,500 Chase Manhattan Corp...................................       164,250
     2,650 J.P. Morgan & Co.......................................       299,118
                                                                     -----------
                                                                         895,480
                                                                     -----------
 Beverages (2.3%)
     4,000 Anheuser-Busch Cos., Inc...............................       176,000
     4,600 Coca-Cola Co...........................................       306,475
                                                                     -----------
                                                                         482,475
                                                                     -----------
 Chemicals--General (0.9%)
     3,000 E.I. du Pont de Nemours & Co...........................       180,188
                                                                     -----------
 Chemicals--Specialty (0.7%)
     3,500 Praxair, Inc...........................................       157,500
                                                                     -----------
 Computers & Peripherals (6.0%)
     8,000 Cisco Systems, Inc.(b).................................       445,999
     7,000 Compaq Computer Corp...................................       395,062
     2,400 Hewlett-Packard Co.....................................       150,000
     7,500 Sun Microsystems, Inc.(b)..............................       299,063
                                                                     -----------
                                                                       1,290,124
                                                                     -----------
 Consumer Goods & Services (2.3%)
     6,000 Procter & Gamble Co....................................       478,875
                                                                     -----------
 Cosmetics & Toiletries (2.7%)
     4,400 Avon Products, Inc.....................................       270,050
     3,000 Gillette Co............................................       301,313
                                                                     -----------
                                                                         571,363
                                                                     -----------
 Diversified (2.0%)
     5,600 General Electric Co....................................       410,900
                                                                     -----------
 Financial Services (4.5%)
     7,000 Federal National Mortgage Assoc........................       399,437
     3,200 FINOVA Group, Inc......................................       159,000
     2,750 SLM Holding Corp.......................................       382,593
                                                                     -----------
                                                                         941,030
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Heavy Machinery (2.7%)
     3,400 Caterpillar, Inc.......................................   $   165,113
     6,800 Deere & Co.............................................       396,525
                                                                     -----------
                                                                         561,638
                                                                     -----------
 Hotels & Motels (1.3%)
    12,000 Mirage Resorts, Inc.(b)................................       273,000
                                                                     -----------
 Insurance (2.0%)
    10,050 SunAmerica, Inc........................................       429,638
                                                                     -----------
 Medical Supplies (0.9%)
     2,800 Johnson & Johnson......................................       184,450
                                                                     -----------
 Newspapers (0.9%)
     2,800 New York Times Co., Class A............................       185,150
                                                                     -----------
 Oil--Integrated Companies (5.6%)
     4,600 Amoco Corp.............................................       391,574
     3,500 British Petroleum PLC, ADR.............................       278,906
     4,600 Exxon Corp.............................................       281,463
     4,000 Texaco, Inc............................................       217,500
                                                                     -----------
                                                                       1,169,443
                                                                     -----------
 Pharmaceuticals (5.8%)
     4,000 Bristol-Myers Squibb Co................................       378,500
     4,900 Merck & Co., Inc.......................................       520,624
     4,600 Pfizer, Inc............................................       342,988
                                                                     -----------
                                                                       1,242,112
                                                                     -----------
 Real Estate Investment Trusts (1.6%)
    17,000 Health & Retirement Property Trust.....................       340,000
                                                                     -----------
 Restaurants (1.4%)
    12,150 Wendy's International, Inc.............................       292,359
                                                                     -----------
 Rubber & Rubber Products (0.8%)
     2,550 Goodyear Tire & Rubber Co..............................       162,244
                                                                     -----------
 Semiconductors (1.7%)
     5,000 Intel Corp.............................................       351,250
                                                                     -----------
 Software & Computer Services (2.1%)
     3,150 Computer Associates International, Inc.................       166,556
     2,150 Microsoft Corp.(b).....................................       277,888
                                                                     -----------
                                                                         444,444
                                                                     -----------
 Steel (0.6%)
     8,000 Worthington Industries, Inc............................       132,000
                                                                     -----------
 Telecommunications (1.0%)
     5,500 Ericsson (L.M.) Telefonaktiebolaget, Sponsored ADR.....       205,219
                                                                     -----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Balanced Fund

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Tobacco & Tobacco Products (0.8%)
     3,900 Philip Morris Cos., Inc...............................   $   176,719
                                                                    -----------
 Tools & Hardware Manufacturing (1.0%)
     5,400 Black & Decker Corp...................................       210,938
                                                                    -----------
 Utilities--Electric (2.3%)
     6,000 CINergy Corp..........................................       229,875
     4,500 Duke Energy Corp......................................       249,188
                                                                    -----------
                                                                        479,063
                                                                    -----------
 Utilities--Telecommunications (3.2%)
    14,600 Cincinnati Bell, Inc..................................       452,600
     4,300 GTE Corp..............................................       224,675
                                                                    -----------
                                                                        677,275
                                                                    -----------
 Total Common Stocks (Cost $10,610,807)                              13,463,981
                                                                    -----------
 CORPORATE BONDS (6.6%)
 Banks (2.0%)
   400,000 Chase Capital I, Series A, 7.67%, 12/1/26, Callable
            12/1/06 @ 103.84, Guaranteed by Chase Manhattan
            Corp.................................................       414,000
                                                                    -----------
 Brokerage Services (0.8%)
   163,000 Merrill Lynch & Co., Inc., 9.00%, 5/1/98..............       164,566
                                                                    -----------
 Financial Services (2.9%)
   615,000 Green Tree Financial Corp., Series 1997-6, Class A3,
            6.32%, 1/15/29 ABS...................................       616,901
                                                                    -----------
 Retail--Department Stores (0.9%)
   200,000 Sears Roebuck & Co., Series 7, 5.82%, 2/22/99 MTN.....       199,500
                                                                    -----------
 Total Corporate Bonds (Cost $1,384,366)                              1,394,967
                                                                    -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES (7.2%)
 Federal Home Loan Bank (1.4%)
   300,000 6.04%, 2/14/01, Callable 2/14/98 @ 100.................   $   298,884
                                                                     -----------
 Federal Home Loan Mortgage Corp. (1.9%)
   410,000 5.69% 11/29/00, Continuously Callable @ 100............       406,946
                                                                     -----------
 Federal National Mortgage Assoc. (3.9%)
   500,000 6.89%, 7/12/04, Callable 7/12/00 @ 100, MTN............       505,380
   300,000 6.95%, 11/13/06, Callable 11/13/01 @ 100...............       306,750
                                                                     -----------
                                                                         812,130
                                                                     -----------
 Total U.S. Government Agencies (Cost $1,505,941)                      1,517,960
                                                                     -----------
 U.S. TREASURY NOTES (18.2%)
 1,000,000 5.75%, 12/31/98........................................     1,001,520
   700,000 6.25%, 5/31/00.........................................       708,512
   300,000 6.25%, 10/31/01........................................       304,956
   300,000 6.38%, 8/15/02.........................................       307,668
 1,000,000 5.88%, 9/30/02.........................................     1,005,220
   500,000 5.75%, 8/15/03.........................................       500,115
                                                                     -----------
 Total U.S. Treasury Notes (Cost $3,779,303)                           3,827,991
                                                                     -----------
 INVESTMENT COMPANIES (3.7%)
   777,276 Federated U.S. Treasury Services Fund..................       777,276
                                                                     -----------
 Total Investment Companies (Cost $777,276)                              777,276
                                                                     -----------
 Total Investments (Cost $18,057,693)(a)--99.7%                       20,982,175
 Other assets in excess of liabilities 0.3%                               63,673
                                                                     -----------
 Total Net Assets--100.0%                                            $21,045,848
                                                                     ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation.................................... $3,102,778
         Unrealized depreciation....................................   (178,296)
                                                                     ----------
         Net unrealized appreciation................................ $2,924,482
                                                                     ==========

(b) Represents non-income producing securities.

ABS--Asset Backed Security
ADR--American Depositary Receipt
MTN--Medium Term Note
PLC--Public Liability Co.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Stock Appreciation Fund

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (85.1%)
 Advertising (1.3%)
    7,000  Catalina Marketing Corp. (b)...........................   $   323,750
                                                                     -----------
 Aerospace/Defense (1.8%)
   17,500  BE Aerospace, Inc. (b).................................       468,125
                                                                     -----------
 Apparel/Footwear (3.1%)
   18,600  Jones Apparel Group, Inc. (b)..........................       799,800
                                                                     -----------
 Automotive Parts (2.1%)
   16,000  Gentex Corp. (b).......................................       430,000
   10,000  Simpson Industries, Inc................................       117,500
                                                                     -----------
                                                                         547,500
                                                                     -----------
 Banks (7.3%)
   20,000  Colonial BancGroup, Inc................................       688,750
   10,920  HUBCO, Inc.............................................       427,245
   17,000  Sterling Bancorp.......................................       408,000
   12,000  Vermont Financial Services Corp........................       333,000
                                                                     -----------
                                                                       1,856,995
                                                                     -----------
 Building Materials (0.7%)
    4,500  Medusa Corp............................................       188,156
                                                                     -----------
 Chemicals--General (1.5%)
   33,000  CFC International, Inc. (b)............................       387,750
                                                                     -----------
 Chemicals--Specialty (0.6%)
    6,000  Cabot Corp.............................................       165,750
                                                                     -----------
 Commercial Services (2.9%)
   10,000  Alternative Resources Corp. (b)........................       230,625
   10,000  Healthcare Compare Corp. (b) (c).......................       511,250
                                                                     -----------
                                                                         741,875
                                                                     -----------
 Computers & Peripherals (1.3%)
    3,200  Adaptec, Inc. (b)......................................       118,800
    2,000  Complete Business Solutions, Inc. (b)..................        87,000
    3,500  Comverse Technology, Inc. (b)..........................       136,500
                                                                     -----------
                                                                         342,300
                                                                     -----------
 Cosmetics & Toiletries (1.5%)
   15,000  Nature's Sunshine Products, Inc........................       390,000
                                                                     -----------
 Electronic & Electrical--General (5.3%)
   15,000  ADFlex Solutions, Inc. (b).............................       241,875
   18,000  American Power Conversion Corp. (b)....................       425,250
   15,000  Chicago Miniature Lamp, Inc. (b).......................       506,250
   10,000  Nimbus CD International, Inc. (b)......................       107,500
    5,000  Optical Coating Laboratory, Inc........................        68,750
                                                                     -----------
                                                                       1,349,625
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Environmental Control (1.6%)
   13,400  U.S. Filter Corp. (b)..................................   $   401,163
                                                                     -----------
 Financial Services (1.5%)
    7,000  Astoria Financial Corp.................................       390,250
                                                                     -----------
 Heavy Machinery (2.0%)
    8,000  AGCO Corp..............................................       234,000
   19,250  JLG Industries, Inc....................................       271,906
                                                                     -----------
                                                                         505,906
                                                                     -----------
 Hotels & Motels (0.9%)
    6,500  MGM Grand, Inc. (b)....................................       234,406
                                                                     -----------
 Industrial Goods & Services (0.7%)
    7,900  Federal Signal Corp....................................       170,838
                                                                     -----------
 Insurance (1.0%)
    4,000  Life Re Corp...........................................       260,750
                                                                     -----------
 Leisure--Recreation, Gaming (3.2%)
   12,000  Callaway Golf Co.......................................       342,750
   22,000  Cannondale Corp. (b)...................................       478,500
                                                                     -----------
                                                                         821,250
                                                                     -----------
 Manufactured Housing (1.2%)
    9,000  National R.V. Holdings, Inc. (b).......................       295,875
                                                                     -----------
 Medical Supplies (3.5%)
   11,000  STERIS Corp. (b).......................................       530,750
   12,000  U.S. Surgical Corp.....................................       351,750
                                                                     -----------
                                                                         882,500
                                                                     -----------
 Metals--Fabrication (0.3%)
    2,200  Wolverine Tube, Inc. (b)...............................        68,200
                                                                     -----------
 Oilfield Services & Equipment (2.2%)
   23,350  Tuboscope, Inc. (b)....................................       561,859
                                                                     -----------
 Pharmaceuticals (4.1%)
    8,000  Jones Medical Industries, Inc..........................       306,000
   22,000  NBTY, Inc. (b).........................................       734,250
                                                                     -----------
                                                                       1,040,250
                                                                     -----------
 Precision Instruments & Related (0.9%)
    6,600  Millipore Corp.........................................       223,988
                                                                     -----------
 Printing & Publishing (0.6%)
    5,000  Multi-Color Corp. (b)..................................        31,875
    5,000  World Color Press, Inc. (b)............................       132,813
                                                                     -----------
                                                                         164,688
                                                                     -----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Stock Appreciation Fund

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Real Estate Investment Trusts (14.4%)
    4,200  American Health Properties, Inc........................   $   115,763
    4,200  Amli Residential Properties Trust......................        93,450
    3,200  CarrAmerica Realty Corp................................       101,400
    2,800  Chelsea GCA Realty, Inc................................       106,925
   20,000  Duke Realty Investments, Inc...........................       484,999
    3,500  Essex Property Trust, Inc..............................       122,500
    2,700  FelCor Suite Hotels, Inc...............................        95,850
    8,000  Health & Retirement Property Trust.....................       159,999
    2,800  Health Care Property Investors, Inc....................       105,875
    2,900  Highwoods Properties, Inc..............................       107,844
   10,000  Jameson Inns, Inc......................................       116,875
    4,000  JP Realty, Inc.........................................       103,750
    3,000  Mack-Cali Realty Corp..................................       123,000
    4,500  Manufactured Home Communities, Inc.....................       121,500
    8,000  National Golf Properties, Inc..........................       262,499
    3,000  OMEGA Healthcare Investors, Inc........................       115,875
    5,000  Pacific Gulf Properties, Inc...........................       118,750
    3,000  Realty Income Corp.....................................        76,313
    4,400  Reckson Associates Realty Corp.........................       111,650
    4,200  Security Capital Pacific Trust.........................       101,850
    3,300  Shurgard Storage Centers, Inc. Class A.................        95,700
    3,200  Sovran Self Storage, Inc...............................       103,800
    4,450  Storage Trust Realty...................................       117,091
    8,500  Summit Properties, Inc.................................       179,562
    5,000  Tanger Factory Outlet Centers, Inc.....................       152,813
    3,400  Urban Shopping Centers, Inc............................       118,575
    6,000  Walden Residential Properties, Inc.....................       153,000
                                                                     -----------
                                                                       3,667,208
                                                                     -----------
 Restaurants (3.1%)
    6,000  Papa John's International, Inc. (b)....................       209,250
   24,000  Wendy's International, Inc.............................       577,500
                                                                     -----------
                                                                         786,750
                                                                     -----------
 Software & Computer Services (1.6%)
    5,000  National Data Corp.....................................       180,625
   10,000  Structural Dynamics Research Corp. (b).................       225,000
                                                                     -----------
                                                                         405,625
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Steel (2.7%)
    9,000  Carpenter Technology Corp..............................   $   432,563
   16,400  Worthington Industries, Inc............................       270,600
                                                                     -----------
                                                                         703,163
                                                                     -----------
 Telecommunications (1.3%)
   16,000  Aspect Telecommunications Corp. (b)....................       334,000
                                                                     -----------
 Tobacco & Tobacco Products (0.5%)
    5,000  DIMON, Inc.............................................       131,250
                                                                     -----------
 Tools & Hardware Manufacturing (1.2%)
    8,000  Black & Decker Corp....................................       312,500
                                                                     -----------
 Utilities--Telecommunications (4.8%)
   20,000  Cincinnati Bell, Inc...................................       620,000
   20,000  LCI International, Inc. (b)............................       615,000
                                                                     -----------
                                                                       1,235,000
                                                                     -----------
 Wholesale Distribution (2.4%)
   16,000  Tech Data Corp. (b)....................................       622,000
                                                                     -----------
  Total Common Stocks (Cost $17,743,856)                              21,781,045
                                                                     -----------
 WARRANTS (0.0%)
 Real Estate Investment Trusts (0.0%)
      221  Security Capital Group, expire
            9/19/98 (b)...........................................         1,160
                                                                     -----------
  Total Warrants (Cost $0)                                                 1,160
                                                                     -----------
 INVESTMENT COMPANIES (1.4%)
   19,744  Dreyfus Treasury Prime Fund............................        19,744
  325,747  Federated U.S. Treasury Services Fund..................       325,747
                                                                     -----------
  Total Investment Companies (Cost $345,491)                             345,491
                                                                     -----------
  Total Investments (Cost $18,089,347) (a)--86.5%                     22,127,696
  Other assets in excess of liabilities 13.5%                          3,449,883
                                                                     -----------
  Total Net Assets--100.0%                                           $25,577,579
                                                                     ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation.................................... $4,517,684
         Unrealized depreciation....................................   (479,335)
                                                                     ----------
         Net unrealized appreciation................................ $4,038,349
                                                                     ==========

(b) Represents non-income producing securities.
(c) Name changed to First Health Group Corp. 1/2/98.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Large Company Select Fund

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (94.0%)
 Aerospace/Defense (1.8%)
   13,600  Boeing Co..............................................   $   665,550
                                                                     -----------
 Apparel/Footwear (1.5%)
    5,500  Jones Apparel Group, Inc. (b)..........................       236,500
    7,500  Nike, Inc., Class B....................................       294,375
                                                                     -----------
                                                                         530,875
                                                                     -----------
 Automotive (1.9%)
   14,150  Ford Motor Co..........................................       688,928
                                                                     -----------
 Banks (4.1%)
    6,900  BankAmerica Corp.......................................       503,700
    5,400  BankBoston Corp........................................       507,263
    5,200  KeyCorp................................................       368,225
    1,600  Mellon Bank Corp.......................................        97,000
                                                                     -----------
                                                                       1,476,188
                                                                     -----------
 Beverages (2.7%)
   11,600  Coca-Cola Co...........................................       772,850
    6,000  PepsiCo, Inc...........................................       218,625
                                                                     -----------
                                                                         991,475
                                                                     -----------
 Chemicals--Specialty (1.2%)
   10,000  Praxair, Inc...........................................       450,000
                                                                     -----------
 Commercial Services (0.5%)
    2,800  Federal Express Corp. (b)..............................       170,975
                                                                     -----------
 Computers & Peripherals (9.2%)
   17,775  Cisco Systems, Inc. (b)................................       990,955
   13,500  Compaq Computer Corp...................................       761,906
   10,000  Hewlett-Packard Co.....................................       625,000
    2,700  International Business Machines Corp...................       282,319
    9,500  Quantum Corp. (b)......................................       190,594
   12,000  Sun Microsystems, Inc. (b).............................       478,500
                                                                     -----------
                                                                       3,329,274
                                                                     -----------
 Consumer Goods & Services (2.6%)
   11,600  Procter & Gamble Co....................................       925,825
                                                                     -----------
 Cosmetics & Toiletries (3.4%)
    4,900  Avon Products, Inc.....................................       300,738
    9,200  Gillette Co............................................       924,025
                                                                     -----------
                                                                       1,224,763
                                                                     -----------
 Diversified (3.3%)
   16,100  General Electric Co....................................     1,181,338
                                                                     -----------
 Electrical Equipment (1.0%)
    6,200  Emerson Electric Co....................................       349,913
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Entertainment (1.5%)
    5,600  The Walt Disney Co.....................................   $   554,750
                                                                     -----------
 Financial Services (7.6%)
    8,000  American Express Co....................................       714,000
   15,200  Federal National Mortgage Assoc........................       867,349
    5,200  FINOVA Group, Inc......................................       258,375
    2,900  SLM Holding Corp.......................................       403,463
    8,998  Travelers Group, Inc...................................       484,767
                                                                     -----------
                                                                       2,727,954
                                                                     -----------
 Food Processing & Packaging (2.3%)
    7,800  CPC International, Inc. (c)............................       840,450
                                                                     -----------
 Heavy Machinery (3.6%)
    6,000  Caterpillar, Inc.......................................       291,375
   17,000  Deere & Co.............................................       991,313
                                                                     -----------
                                                                       1,282,688
                                                                     -----------
 Hotels & Motels (1.1%)
   18,200  Mirage Resorts, Inc. (b)...............................       414,050
                                                                     -----------
 Insurance (4.9%)
    6,600  American International Group, Inc......................       717,749
    3,200  Chubb Corp.............................................       242,000
    4,800  Marsh & McLennan Cos., Inc.............................       357,900
   10,650  SunAmerica, Inc........................................       455,288
                                                                     -----------
                                                                       1,772,937
                                                                     -----------
 Medical Supplies (0.9%)
    5,000  Johnson & Johnson......................................       329,375
                                                                     -----------
 Mining (0.9%)
    4,000  Potash Corp. of Saskatchewan, Inc......................       332,000
                                                                     -----------
 Newspapers (1.4%)
    8,000  Gannett Co., Inc.......................................       494,500
                                                                     -----------
 Oil--Integrated Companies (6.0%)
    3,100  Amoco Corp.............................................       263,888
   11,600  Exxon Corp.............................................       709,774
    7,200  Mobil Corp.............................................       519,750
   12,400  Royal Dutch Petroleum Co.--New York Shares.............       671,925
                                                                     -----------
                                                                       2,165,337
                                                                     -----------
 Oilfield Services & Equipment (2.2%)
    9,800  Schlumberger, Ltd......................................       788,900
                                                                     -----------
 Pharmaceuticals (6.9%)
    6,100  Bristol-Myers Squibb Co................................       577,213



Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997
Large Company Select Fund

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Pharmaceuticals, continued
    8,300  Merck & Co., Inc.......................................   $   881,875
   13,700  Pfizer, Inc............................................     1,021,505
                                                                     -----------
                                                                       2,480,593
                                                                     -----------
 Real Estate Investment Trusts (2.1%)
   19,000  Duke Realty Investments, Inc...........................       460,750
    6,000  Equity Residential Properties Trust....................       303,375
                                                                     -----------
                                                                         764,125
                                                                     -----------
 Restaurants (2.2%)
   32,325  Wendy's International, Inc.............................       777,820
                                                                     -----------
 Retail (0.7%)
    6,600  Wal-Mart Stores, Inc...................................       260,288
                                                                     -----------
 Rubber & Rubber Products (2.0%)
   11,100  Goodyear Tire & Rubber Co..............................       706,238
                                                                     -----------
 Semiconductors (3.4%)
   17,500  Intel Corp.............................................     1,229,375
                                                                     -----------
 Software & Computer Services (4.0%)
   12,000  Computer Associates International, Inc.................       634,500
    6,200  Microsoft Corp. (b)....................................       801,350
                                                                     -----------
                                                                       1,435,850
                                                                     -----------
 Steel (0.9%)
    3,000  Carpenter Technology Corp..............................       144,188
   10,250  Worthington Industries, Inc............................       169,125
                                                                     -----------
                                                                         313,313
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCK, CONTINUED:
 Telecommunications (2.1%)
    14,000 Ericsson (L.M.) Telefonaktiebolaget, Sponsored ADR.....   $   522,375
     3,000 Lucent Technologies, Inc...............................       239,625
                                                                     -----------
                                                                         762,000
                                                                     -----------
 Tobacco & Tobacco Products (1.0%)
     7,800 Philip Morris Cos., Inc................................       353,438
                                                                     -----------
 Tools & Hardware Manufacturing (0.4%)
     4,000 Black & Decker Corp....................................       156,250
                                                                     -----------
 Utilities--Telecommunications (2.7%)
    31,800 Cincinnati Bell, Inc...................................       985,800
                                                                     -----------
 Total Common Stocks (Cost $17,906,174)                               33,913,135
                                                                     -----------
 INVESTMENT COMPANIES (5.9%)
 1,263,213 Dreyfus Treasury Prime Fund............................     1,263,213
   851,565 Federated U.S. Treasury Services Fund..................       851,565
                                                                     -----------
 Total Investment Companies (Cost $2,114,778)                          2,114,778
                                                                     -----------
 Total Investments (Cost $20,020,952) (a)--99.9%                      36,027,913
 Other assets in excess of liabilities 0.1%                               49,676
                                                                     -----------
 Total Net Assets--100.0%                                            $36,077,589
                                                                     ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation................................... $16,403,931
         Unrealized depreciation...................................    (396,970)
                                                                    -----------
         Net unrealized appreciation............................... $16,006,961
                                                                    ===========

(b) Represents non-income producing securities.
(c) Name changed to BestFoods 1/2/98.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

1. ORGANIZATION:

 The Riverfront Funds, Inc. (the "Fund"), was organized as a Maryland corporation on March 27, 1990, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is authorized to issue seven series of shares of capital stock, representing interests in different portfolios of securities as follows: The Riverfront U.S. Government Securities Money Market Fund, The Riverfront U.S. Government Income Fund, The Riverfront Income Equity Fund, The Riverfront Ohio Tax-Free Bond Fund, The Riverfront Balanced Fund (formerly the Riverfront Flexible Growth Fund), The Riverfront Stock Appreciation Fund and The Riverfront Large Company Select Fund (each, a "Portfolio"; and collectively, the "Portfolios").

 The investment objective of the U.S. Government Securities Money Market Fund is to seek current income from U.S. Government short-term securities while preserving capital and maintaining liquidity. The investment objective of the U.S. Government Income Fund is to seek a high level of current income, consistent with preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and in high quality fixed rate and adjustable rate mortgaged back securities and other asset-backed securities. The investment objective of the Income Equity Fund is to seek a high level of investment income, with capital appreciation as a secondary objective, through investment primarily in income-producing equity securities of U.S. issuers. The investment objective of the Ohio Tax-Free Bond Fund is to seek income exempt from federal and Ohio state income taxes and preservation of capital. The investment objective of the Balanced Fund is to seek long-term growth of capital with some current income as a secondary objective. The investment objective of the Stock Appreciation Fund is to seek capital growth. The investment objective of the Large Company Select Fund is to seek long term growth of capital with some current income as a secondary objective.

 The Fund is authorized to issue 3,000,000,000 shares with a par value of $.001 per share. Sales of shares of the Portfolios may be made to customers of The Provident Bank ("Provident") and its affiliates, to all accounts of correspondent banks of Provident and to the general public.

 The U.S. Government Income Fund, The Income Equity Fund, The Ohio Tax-Free Bond Fund, The Balanced Fund, The Stock Appreciation Fund and The Large Company Select Fund (collectively, "the variable net asset value funds") each offer two share classes: Investor A Shares and Investor B Shares. The U.S. Government Securities Money Market Fund (the "money market fund") offers only the Investor A Shares. Investor A Shares of the variable net asset value funds are subject to initial sales charges imposed at the time of purchase, in accordance with the Portfolios' prospectus. Certain redemptions of the Investor B Shares of the variable net asset value funds made within six years of purchase are subject to varying contingent deferred sales charges in accordance with the Portfolios' prospectus. Each share class has identical rights and privileges, except with respect to (i) distribution and shareholder services (12b-1) fees paid by each share class, (ii) voting rights on matters specifically affecting a single share class, (iii) and the exchange privileges.

2. SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

 financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITIES VALUATION:

  Investments of the money market fund are valued at amortized cost. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to an appropriate demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

  Investments in common and preferred stocks, corporate bonds, commercial paper and U.S. Government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean of the latest available bid and asked quotations or closing sale prices on the principal exchange (closing sales prices on the over-the-counter National Market System) in which such securities are normally traded. Municipal bonds are valued by using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such investment companies. Other securities for which quotations are not readily available are valued at their fair value as determined in good faith by Provident, as the investment adviser, or by the sub-investment advisor, as the case may be, under the supervision of the Fund's Board of Directors. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

  SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined on an identified cost basis.

  REPURCHASE AGREEMENTS:

  The Portfolios may enter into repurchase agreements from financial institutions such as banks and broker dealers which Provident, as investment adviser or the Portfolio's sub-investment adviser, as applicable, deems creditworthy under guidelines approved by the Fund's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Portfolio's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Portfolios under the 1940 Act.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

  DIVIDENDS TO SHAREHOLDERS:

  Dividends from net investment income are declared daily and paid monthly for the money market fund. Dividends from net investment income are declared and generally paid monthly for each variable net asset value fund with the exception of the Stock Appreciation Fund which declares and pays any dividends semi annually.

  Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Portfolios. Any taxable distributions declared in December and paid in the following fiscal year will be taxable to shareholders in the year declared.

  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  As of December 31, 1997, the following reclassifications have been made to increase (decrease) the following components of net assets with offsetting adjustments made to paid-in capital:

                                                   ACCUMULATED
                                                  UNDISTRIBUTED  ACCUMULATED NET
                                                  NET INVESTMENT REALIZED GAINS
                                                      INCOME     ON INVESTMENTS
                                                  -------------- ---------------
  U.S. Government Income Fund....................    $423,663       $   5,121
  Income Equity Fund.............................    $     --       $  40,162
  Ohio Tax-Free Fund.............................    $157,244       $      --
  Balanced Fund..................................    $  3,313       $  (3,313)
  Stock Appreciation Fund........................    $150,736       $(150,736)
  Large Company Select Fund......................    $ 84,685       $ (76,753)

  FEDERAL INCOME TAXES:

  It is the policy of each Portfolio to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

  EXPENSE ALLOCATIONS:

  Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Fund are prorated to the Portfolios, generally on the basis of relative net assets. Fees paid under a Portfolio's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

3. PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1997 are as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
  U.S. Government Income Fund........................ $ 41,906,699 $ 32,091,752
  Income Equity Fund................................. $145,292,462 $146,249,889
  Ohio Tax-Free Bond Fund............................ $    301,373 $ 17,617,471
  Balanced Fund...................................... $ 19,491,370 $ 20,305,049
  Stock Appreciation Fund............................ $ 16,980,604 $ 28,878,942
  Large Company Select Fund.......................... $ 11,725,461 $ 12,289,867

4. CAPITAL SHARE TRANSACTIONS:

 Transactions in capital shares for the Fund were as follows:

                         U.S. GOVERNMENT INCOME FUND        INCOME EQUITY FUND
                         -----------------------------   --------------------------
                          YEAR ENDED      YEAR ENDED      YEAR ENDED    YEAR ENDED
                         DECEMBER 31,    DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
                             1997            1996            1997          1996
                         -------------   -------------   ------------  ------------
CAPITAL TRANSACTIONS:
Investor A Shares:
  Proceeds from shares
   issued............... $   3,965,162   $   2,494,252   $  7,333,378  $ 8,709,609
  Proceeds from shares
   issued in connection
   with common trust
   fund acquisition.....    16,606,766             --             --           --
  Dividends reinvested..       447,813         440,531     19,742,254   10,845,880
  Shares redeemed.......    (5,969,304)     (4,741,047)   (16,662,273)  (7,958,218)
                         -------------   -------------   ------------  -----------
  Change in net assets
   from Investor A share
   transactions......... $  15,050,437   $  (1,806,264)  $ 10,413,359  $11,597,271
                         =============   =============   ============  ===========
Investor B Shares:
  Proceeds from shares
   issued............... $     270,855   $     372,835   $  8,520,546  $ 3,928,456
  Dividends reinvested..        58,773          45,964      3,781,007    1,297,923
  Shares redeemed.......      (315,970)       (349,650)    (1,514,086)    (420,101)
                         -------------   -------------   ------------  -----------
  Change in net assets
   from Investor B share
   transactions......... $      13,658   $      69,149   $ 10,787,467  $ 4,806,278
                         =============   =============   ============  ===========
SHARE TRANSACTIONS:
Investor A Shares:
  Issued................       423,205         264,167        552,976      680,679
  Issued in connection
   with common trust
   fund acquisition.....     1,761,057             --             --           --
  Reinvested............        47,635          46,735      1,674,497      898,119
  Redeemed..............      (634,837)       (502,013)    (1,206,389)    (624,637)
                         -------------   -------------   ------------  -----------
  Change in Investor A
   Shares...............     1,597,060        (191,111)     1,021,084      954,161
                         =============   =============   ============  ===========
Investor B Shares:
  Issued................        24,956          34,874        633,092      317,268
  Reinvested............         5,568           4,314        314,995      103,352
  Redeemed..............       (29,761)        (32,664)      (109,730)     (31,854)
                         -------------   -------------   ------------  -----------
  Change in Investor B
   Shares...............           763           6,524        838,357      388,766
                         =============   =============   ============  ===========

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

4. CAPITAL SHARE TRANSACTIONS, CONTINUED:

                            OHIO TAX-FREE FUND             BALANCED FUND
                         --------------------------  --------------------------
                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                             1997          1996          1997          1996
                         ------------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
Investor A Shares:
  Proceeds from shares
   issued............... $    119,446   $    39,457  $  1,140,421  $  5,979,948
  Proceeds from shares
   issued in connection
   with common trust
   fund acquisition.....   11,399,841           --            --            --
  Dividends reinvested..       20,138         6,134       969,400       318,997
  Shares redeemed.......  (19,309,599)     (340,435)   (3,919,227)   (5,316,451)
                         ------------  ------------  ------------  ------------
  Change in net assets
   from Investor A share
   transactions......... $ (7,770,174) $   (294,844) $ (1,809,406) $    982,494
                         ============  ============  ============  ============
Investor B Shares:
  Proceeds from shares
   issued............... $    396,677  $    592,591  $  1,482,972  $  5,648,362
  Dividends reinvested..      181,550        20,060       979,316       227,824
  Shares redeemed.......     (230,357)     (248,303)   (1,554,696)   (1,218,260)
                         ------------  ------------  ------------  ------------
  Change in net assets
   from Investor B share
   transactions......... $    347,870  $    364,348  $    907,592  $  4,657,926
                         ============  ============  ============  ============
SHARE TRANSACTIONS:
Investor A Shares:
  Issued................       14,309         3,737        91,585       531,651
  Issued in connection
   with common trust
   fund acquisition.....    1,097,194           --            --            --
  Reinvested............        2,125           593        79,188        28,295
  Redeemed..............   (1,872,553)      (32,383)     (316,498)     (466,939)
                         ------------  ------------  ------------  ------------
  Change in Investor A
   Shares...............     (758,925)      (28,053)     (145,725)       93,007
                         ============  ============  ============  ============
Investor B Shares:
  Issued................       34,793        55,795       115,832       485,748
  Reinvested............       18,823         1,897        77,517        19,547
  Redeemed..............      (22,564)      (23,572)     (121,277)     (104,208)
                         ------------  ------------  ------------  ------------
  Change in Investor B
   Shares...............       31,052        34,120        72,072       401,087
                         ============  ============  ============  ============

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

4. CAPITAL SHARE TRANSACTIONS, CONTINUED:

                                                                  LARGE COMPANY
                                       STOCK APPRECIATION FUND     SELECT FUND
                                      --------------------------  -------------
                                       YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          1997          1996          1997*
                                      ------------  ------------  -------------
CAPITAL TRANSACTIONS:
Investor A Shares:
  Proceeds from shares issued........ $  3,009,538  $  3,225,171   $ 2,486,334
  Proceeds from shares issued in
   connection with common
   trust fund acquisition............          --            --     27,813,338
  Dividends reinvested...............    4,366,182     2,903,615     3,676,075
  Shares redeemed....................  (13,898,332)  (16,060,775)   (3,937,879)
                                      ------------  ------------   -----------
  Change in net assets from Investor
   A share transactions.............. $ (6,522,612) $ (9,931,989)  $30,037,868
                                      ============  ============   ===========
Investor B Shares:
  Proceeds from shares issued........ $    526,610  $    483,957   $ 2,396,213
  Dividends reinvested...............      214,709        65,586       263,596
  Shares redeemed....................     (115,336)     (105,940)      (37,554)
                                      ------------  ------------   -----------
  Change in net assets from Investor
   B share transactions.............. $    625,983  $    443,603   $ 2,622,255
                                      ============  ============   ===========
SHARE TRANSACTIONS:
Investor A Shares:
  Issued.............................      307,000       307,057       205,316
  Issued in connection with common
   trust fund acquisition............          --            --      2,781,335
  Reinvested.........................      468,165       308,567       329,693
  Redeemed...........................   (1,436,813)   (1,618,575)     (352,190)
                                      ------------  ------------   -----------
  Change in Investor A Shares........     (661,648)   (1,002,951)    2,964,154
                                      ============  ============   ===========
Investor B Shares:
  Issued.............................       52,468        66,446       198,193
  Reinvested.........................       22,295         6,727        23,747
  Redeemed...........................      (11,801)      (10,094)       (3,405)
                                      ------------  ------------   -----------
  Change in Investor B Shares........       62,962        63,079       218,535
                                      ============  ============   ===========

-------
* For the period January 2, 1997 (commencement of operations) through December 31, 1997.

5. RELATED PARTY TRANSACTIONS

 Provident has entered into an Investment Advisory Agreement with the Fund whereby Provident supervises and manages the investment and reinvestment of the assets of the U.S. Government Securities Money Market Fund, the U.S. Government Income Fund, the Income Equity Fund, the Ohio Tax-Free Bond Fund, the Balanced Fund, the Stock Appreciation Fund and the Large Company Select Fund. Under the terms of the Investment Advisory Agreement, Provident is entitled to receive fees based on a percentage of the average net assets of each Portfolio.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

5. RELATED PARTY TRANSACTIONS, CONTINUED:

 Pursuant to the terms of the Investment Advisory Agreement with the Fund, Provident has entered into a Sub-Investment Advisory Agreement with DePrince, Race & Zollo, Inc. ("DRZ") for the Income Equity Fund. DRZ provides investment advice to and supervises the investment program of that portion of the assets of the Income Equity Fund allocated to DRZ by the Fund's Board of Directors. Under the terms of the Sub-Investment Advisory Agreements, DRZ receives from Provident fees calculated at 0.50% of average daily net assets up to $55 million of the Income Equity Fund managed by DRZ and 0.55% of average daily net assets above $55 million for this Portfolio managed by DRZ.

 In addition to serving as Investment Adviser, Provident serves as custodian and fund accountant to the Portfolios. Under the terms of the Custodian, Fund Accounting and Recordkeeping Agreement, Provident is entitled to receive fees based on a percentage of the average daily net assets of each Portfolio.

 During the year ended December 31, 1997, Provident Securities & Investment Company ("PSI"), an affiliate of Provident which is a registered broker dealer, executed transactions to purchase and sell portfolio investments on an agency basis on behalf of the Fund. The Fund paid PSI approximately $92,057 that has been included in investments at cost, as commissions for such transactions.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") is an Ohio limited partnership. BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS are subsidiaries of the BISYS Group, Inc.

 BISYS, with whom certain officers and a director of the Fund are affiliated, serves the Fund as administrator, principal underwriter and distributor. Such officers and the director are paid no fees directly by the Portfolios for serving as officers and as director of the Fund. Under the terms of the Administration Agreement, BISYS' fees are computed at 0.20% of the average daily net assets of each Portfolio.

 Provident also serves as transfer agent and shareholder servicing agent to the Fund. BISYS Ohio served as sub-transfer agent for the Investor B Shares through March 24, 1997. On March 25, 1997, Provident became the Transfer Agent for all shares of the Fund. Under the terms of the Master Transfer and Record keeping Agreement, Provident is entitled to receive fees based on the number of shareholders of each Portfolio and certain out- of-pocket expenses. Under the terms of the Shareholder Services Plan, each Portfolio is authorized to pay compensation to banks and other financial institutions, including Provident and BISYS or other providers for record keeping and/or administrative support services. As of December 31, 1997, there were no shareholder servicing agreements entered into on behalf of any of the Portfolios.

 The Fund has adopted an Investor A Distribution and Shareholder Service Plan and Agreement ("Investor A Plan") and an Investor B Distribution and Shareholder Services Plan and Agreement ("Investor B Plan"), each in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor A Plan, each Portfolio is authorized to pay or reimburse BISYS, as distributor of Investor A Shares, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of Investor A Shares of each Portfolio. Pursuant to the Investor B Plan, each variable net asset value fund is authorized to pay or reimburse BISYS, as distributor of Investor B Shares, (a) a distribution fee in an amount not to exceed, on an annual basis, 0.75% of the average daily net asset value of Investor B Shares of that Portfolio and (b) a service fee in an amount not to exceed 0.25% of the average daily net asset value of Investor B Shares of that Portfolio. These fees may be used by BISYS to pay banks, broker dealers and other

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

5. RELATED PARTY TRANSACTIONS, CONTINUED:

 institutions, including Provident, or to reimburse BISYS or its affiliates, to finance any activity which is principally intended to result in the sale of shares or to compensate for providing shareholder services.

 For the year ended December 31, 1997, BISYS received $279,254 from commissions on sales of capital shares, of which $386 was reallowed to brokers affiliated with Provident.

 Provident and certain of its affiliates own shares in the U.S. Government Income Fund. As of December 31, 1997, Provident owns $23,842,765 or 47% of the Portfolio.

 Fees may be voluntarily reduced or reimbursed to assist the Portfolios in maintaining competitive expense ratios. Information regarding these transactions is as follows for the year ended December 31, 1997:

                                     U.S. GOVERNMENT                   INCOME
                                     SECURITIES MONEY U.S. GOVERNMENT  EQUITY
                                       MARKET FUND      INCOME FUND     FUND
                                     ---------------- --------------- --------
  INVESTMENT ADVISOR FEES:
  Annual fee before voluntary fee
   reductions
   (percentage of average net
   assets)..........................         0.15%           0.40%        0.95%
  Voluntary fee reductions..........           NA              NA           NA
  ADMINISTRATION FEES:
  Annual fee (percentage of average
   net assets)......................         0.20%           0.20%        0.20%
  12B-1 FEES (INVESTOR A):
  Annual fee before voluntary fee
   reductions
   (percentage of average net
   assets)..........................         0.25%           0.25%        0.25%
  Voluntary fee reductions..........     $242,899         $29,297     $ 41,154
  12B-1 FEES (INVESTOR B):
  Annual fee (percentage of average
   net assets)......................           NA            1.00%        1.00%
  Custodian and Accounting Fees:....     $ 81,531         $55,655     $144,048
  Transfer Agent Fees:..............     $ 33,896         $50,879     $ 96,037

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

5. RELATED PARTY TRANSACTIONS, CONTINUED:

                                                               OHIO
                                                             TAX-FREE  BALANCED
                                                             BOND FUND   FUND
                                                             --------- --------
  INVESTMENT ADVISOR FEES:
  Annual fee before voluntary fee reductions (percentage of
   average net assets)......................................     0.50%    0.90%
  Voluntary fee reductions..................................  $ 8,196  $20,662
  ADMINISTRATION FEES:
  Annual fee (percentage of average net assets).............     0.20%    0.20%
  12B-1 FEES (INVESTOR A):
  Annual fee before voluntary fee reductions (percentage of
   average net assets)......................................     0.25%    0.25%
  Voluntary fee reductions..................................       NA  $10,678
  12B-1 FEES (INVESTOR B):
  Annual fee (percentage of average net assets).............     1.00%    1.00%
  CUSTODIAN AND ACCOUNTING FEES:............................  $13,711  $33,160
  TRANSFER AGENT FEES:......................................  $39,534  $61,796
  EXPENSE REIMBURSEMENTS:...................................  $23,066       NA

                                                        STOCK
                                                     APPRECIATION LARGE COMPANY
                                                         FUND      SELECT FUND
                                                     ------------ -------------
  INVESTMENT ADVISOR FEES:
  Annual fee before voluntary fee reductions
   (percentage of average net assets)...............       0.80%        0.80%
  ADMINISTRATION FEES:
  Annual fee (percentage of average net assets).....       0.20%        0.20%
  12B-1 FEES (INVESTOR A):
  Annual fee before voluntary fee reductions
   (percentage of average net assets)...............       0.25%        0.25%
  12B-1 FEES (INVESTOR B):
  Annual fee (percentage of average net assets).....        100%        1.00%
  CUSTODIAN AND ACCOUNTING FEES:....................    $42,139      $49,119
  TRANSFER AGENT FEES:..............................   $118,492      $41,424
  Expense reimbursements............................         NA           NA

 NA--Not applicable

6. ACQUISITION OF COMMON TRUST FUNDS A, B, C, F-1 AND G

 On January 2, 1997, the Large Company Select Fund issued Investor A shares in a tax free conversion to acquire the assets and liabilities, including distributions payable of $26,562, of the Common Trust A and Common Trust G of The Provident Bank. The following is a summary of Investor A shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired:

  Investor A Shares (000)'s............................................   2,781
  Net assets acquired (000)'s.......................................... $27,813
  Net asset value...................................................... $ 10.00
  Unrealized appreciation (000)'s...................................... $12,592
  Net assets of mutual fund before acquisition......................... $     0

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

6. ACQUISITION OF COMMON TRUST FUNDS A, B, C, F-1 AND G, CONTINUED:

 On January 9, 1997, the Ohio Tax Free Fund issued Investor A shares in a tax free conversion to acquire the assets and liabilities, including distributions payable of $15,577, of the Common Trust Fund B of The Provident Bank. The following is a summary of Investor A shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired.




  Investor A Shares (000)'s............................................   1,097
  Net assets acquired (000)'s.......................................... $11,400
  Net asset value...................................................... $ 10.39
  Unrealized appreciation (000)'s...................................... $   465
  Net assets of mutual fund before acquisition......................... $11,624

 On January 23, 1997, the U.S. Government Income Fund issued Investor A shares in a tax free conversion to acquire the assets and liabilities, including distributions payable of $26,148, of the Common Trust Fund C and Common Trust Fund F-1 of The Provident Bank. The following is a summary of Investor A shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired.

  Investor A Shares (000)'s............................................   1,761
  Net assets acquired (000)'s.......................................... $16,607
  Net asset value...................................................... $  9.43
  Unrealized appreciation (000)'s...................................... $   392
  Net assets of mutual fund before acquisition......................... $34,983

7. SUBSEQUENT EVENTS

 The Company has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of March 21, 1997 (the "Plan"), with The Riverfront Funds, an Ohio business trust (the "Trust"), whereby each Fund of the Company will become a separate series of an Ohio business trust rather than a separate series of a Maryland corporation (the "Conversion").

 The Conversion is subject to certain regulatory approvals and to approval by the shareholders of the Funds as a special Shareholder Meeting which has been adjourned to seek further proxies and is currently expected to be held in the first quarter of 1998. If the shareholders approve the Conversion and the necessary regulatory approval is obtained, it is expected that the Conversion will take place.

8. ELIGIBLE DISTRIBUTIONS (UNAUDITED):

 The Riverfront Funds designates the following percentage of distributions eligible for the dividends received deductions for the following funds:


                                                                      PERCENTAGE
                                                                      ----------
  Income Equity Fund.................................................   12.79%
  Balanced Fund......................................................   39.26%
  Stock Appreciation Fund............................................   10.60%

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                     December 31, 1997

9. EXEMPT-INTEREST INCOME DESIGNATIONS (UNAUDITED):

 The Riverfront Funds designate the following exempt-interest dividends for the taxable year ended December 31, 1997:

                                                                        TAX-
                                                                       EXEMPT
                                                                    DISTRIBUTION
                                                                    ------------
   Ohio Tax-Free Bond Fund.........................................   $312,690

10. FEDERAL INCOME TAX INFORMATION (UNAUDITED):

 The accompanying table details distributions from mid-term and long-term capital gains for the following Portfolios for the period ended December 31, 1997:

                                                           MID-TERM  LONG-TERM
                                                             28%        20%
                                                          ---------- ----------
  Income Equity Fund..................................... $3,522,442 $3,052,514
  Ohio Tax-Free Fund..................................... $  377,842 $  219,421
  Balanced Fund.......................................... $1,065,887 $  486,992
  Stock Appreciation Fund................................ $2,032,827 $  291,201
  Large Company Select Fund.............................. $2,117,560 $1,905,205

 At December 31, 1997, the following Portfolios have capital loss carryforwards for tax purposes which are available to offset future capital gains, if any:

                                                            CAPITAL LOSS
                                                            CARRYFORWARD EXPIRES
                                                            ------------ -------
  U.S. Government Securities Money Market Fund.............   $    875    2002
  U.S. Government Securities Money Market Fund.............   $  1,415    2003
  U.S. Government Securities Money Market Fund.............   $     31    2005
  U.S. Government Income Fund..............................   $552,136    2002
  U.S. Government Income Fund..............................   $516,479    2003

 Under current tax law, capital losses realized October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended December 31, 1998:

                                                                   POST-OCTOBER
                                                                  CAPITAL LOSSES
                                                                  --------------
  U.S. Government Securities Money Market Fund...................    $  1,432
  Income Equity Fund.............................................    $119,866

Continued

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                            U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                          ------------------------------------------------
                                    YEARS ENDED DECEMBER 31,
                          ------------------------------------------------
                            1997      1996      1995    1994 (A)  1993 (A)
                          --------  --------  --------  --------  --------
NET ASSET VALUE,
 BEGINNING OF PERIOD..... $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                          --------  --------  --------  --------  --------
Investment Activities
 Net investment income...    0.049     0.046     0.050     0.040     0.030
                          --------  --------  --------  --------  --------
Distributions
 Net investment income...   (0.049)   (0.046)   (0.050)   (0.040)   (0.030)
                          --------  --------  --------  --------  --------
NET ASSET VALUE,
 END OF PERIOD........... $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                          ========  ========  ========  ========  ========
Total Return.............     5.02%     4.89%     5.52%     3.78%     2.90%
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of      $142,569  $181,017  $157,495  $149,374  $133,207
 period (000)............
Ratio of expenses to          0.64%     0.59%     0.58%     0.51%     0.32%
 average net assets......
Ratio of net investment       4.90%     4.78%     5.34%     3.70%     2.85%
 income to average net
 assets..................
Ratio of expenses to          0.79%     0.84%     0.83%     0.80%     0.42%
 average net assets*.....
Ratio of net investment       4.75%     4.53%     5.09%     3.41%     2.75%
 income to average net
 assets*.................

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a)Audited by other auditors.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                        U.S. GOVERNMENT INCOME FUND
                          ------------------------------------------------------------------------------------------
                                                                                   JANUARY 17,      YEARS ENDED
                                    YEAR ENDED DECEMBER 31,            YEAR ENDED    1995 TO       DECEMBER 31,
                          ------------------------------------------- DECEMBER 31, DECEMBER 31,  -------------------
                                  1997                  1996              1995       1995 (A)    1994 (E)   1993 (E)
                          --------------------- --------------------- ------------ ------------  --------   --------
                          INVESTOR A INVESTOR B INVESTOR A INVESTOR B  INVESTOR A   INVESTOR B
                          ---------- ---------- ---------- ---------- ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $  9.43     $10.64    $  9.71     $10.95     $  8.92       $10.00     $  9.91    $  9.76
                           -------     ------    -------     ------     -------       ------     -------    -------
Investment Activities
 Net investment income..      0.49       0.48       0.52       0.49        0.54         0.43        0.54       0.51
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.14       0.14      (0.29)     (0.31)       0.79         0.94       (0.99)      0.20
                           -------     ------    -------     ------     -------       ------     -------    -------
 Total from Investment
  Activities............      0.63       0.62       0.23       0.18        1.33         1.37       (0.45)      0.71
                           -------     ------    -------     ------     -------       ------     -------    -------
Distributions
 Net investment income..     (0.50)     (0.49)     (0.51)     (0.49)      (0.54)       (0.42)      (0.54)     (0.50)
 In excess of net
  investment income.....     (0.08)     (0.09)        --         --          --           --          --      (0.06)
                           -------     ------    -------     ------     -------       ------     -------    -------
 Total Distributions....     (0.58)     (0.58)     (0.51)     (0.49)      (0.54)       (0.42)      (0.54)     (0.56)
                           -------     ------    -------     ------     -------       ------     -------    -------
NET ASSET VALUE,
 END OF PERIOD..........   $  9.48     $10.68    $  9.43     $10.64     $  9.71       $10.95     $  8.92    $  9.91
                           =======     ======    =======     ======     =======       ======     =======    =======
Total Return (excludes
 sales/redemption
 charge)................      6.94%      6.07%      2.51%      1.72%      15.22%       13.96%(d)   (4.64)%     7.38%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $49,017     $1,309    $33,694     $1,296     $36,538       $1,263     $32,721    $30,078
Ratio of expenses to
 average net assets.....      1.14%      1.95%      1.11%      1.96%       1.09%        1.90%(b)    0.86%      0.65%
Ratio of net investment
 income to average net
 assets.................      5.40%      4.56%      5.45%      4.59%       5.74%        4.80%(b)    5.78%      5.05%
Ratio of expenses to
 average net assets*....      1.20%      1.95%      1.20%      1.96%       1.18%        1.90%(b)    1.14%      1.08%
Ratio of net investment
 income to average net
 assets*................      5.34%      4.56%      5.36%      4.59%       5.65%        4.80%(b)    5.49%      4.62%
Portfolio turnover rate
 (c)....................        71%        71%        53%        53%         75%          75%         83%       220%

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Portfolio turnover rate is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(e) Audited by other auditors.

See Notes to Financial Statements.

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Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                            INCOME EQUITY FUND
                          ----------------------------------------------------------------------------------------
                                                                                  JANUARY 17,      YEARS ENDED
                                    YEAR ENDED DECEMBER 31,           YEAR ENDED    1995 TO       DECEMBER 31,
                          ------------------------------------------- DECEMBER 31 DECEMBER 31,  ------------------
                                  1997                  1996             1995       1995 (A)    1994 (E)  1993 (E)
                          --------------------- --------------------- ----------- ------------  --------  --------
                          INVESTOR A INVESTOR B INVESTOR A INVESTOR B INVESTOR A   INVESTOR B
                          ---------- ---------- ---------- ---------- ----------- ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 11.92    $ 12.16    $ 11.70    $ 11.85     $ 10.15      $10.00     $ 10.63   $ 10.78
                           -------    -------    -------    -------     -------      ------     -------   -------
Investment Activities
 Net investment income..      0.16       0.06       0.21       0.12        0.27        0.13        0.32      0.28
 Net realized and
  unrealized gains
  from investments......      3.11       3.17       2.12       2.21        2.89        2.78          --      1.01
                           -------    -------    -------    -------     -------      ------     -------   -------
 Total from Investment
  Activities............      3.27       3.23       2.33       2.33        3.16        2.91        0.32      1.29
                           -------    -------    -------    -------     -------      ------     -------   -------
Distributions
 Net investment income..     (0.16)     (0.06)     (0.21)     (0.12)      (0.27)      (0.13)      (0.31)    (0.27)
 In excess of net
  investment income.....        --         --         --         --          --          --          --     (0.03)
 Net realized gains.....     (3.35)     (3.35)     (1.90)     (1.90)      (1.34)      (0.93)      (0.49)    (1.14)
                           -------    -------    -------    -------     -------      ------     -------   -------
 Total Distributions....     (3.51)     (3.41)     (2.11)     (2.02)      (1.61)      (1.06)      (0.80)    (1.44)
                           -------    -------    -------    -------     -------      ------     -------   -------
NET ASSET VALUE,
 END OF PERIOD..........   $ 11.68    $ 11.98    $ 11.92    $ 12.16     $ 11.70      $11.85     $ 10.15   $ 10.63
                           =======    =======    =======    =======     =======      ======     =======   =======
Total Return (excludes
 sales/redemption
 charge)................     28.20%     27.19%     19.88%     19.67%      31.45%      29.28%(d)    3.08%    12.11%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $83,841    $17,563    $73,368    $ 7,632     $60,845      $2,833     $34,965   $24,387
Ratio of expenses to
 average net assets.....      1.75%      2.55%      1.76%      2.48%       1.49%       2.46%(b)    1.30%     1.47%
Ratio of net investment
 income to
 average net assets.....      1.21%      0.40%      1.62%      0.88%       2.27%       1.12%(b)    2.93%     2.55%
Ratio of expenses to
 average net assets*....      1.80%      2.55%      1.85%      2.54%       1.74%       2.51%(b)    1.58%     1.64%
Ratio of net investment
 income to
 average net assets*....      1.16%      0.40%      1.53%      0.82%       2.02%       1.07%(b)    2.65%     2.38%
Portfolio turnover rate
 (c)....................       157%       157%       166%       166%        180%        180%        119%      145%
Average commission rate
 paid (f)...............   $0.0544    $0.0544    $0.0541    $0.0541

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Portfolio turnover rate is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(d) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(e) Audited by other auditors.
(f) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for periods ending prior to September 1, 1996.

See Notes to Financial Statements.

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Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                        OHIO TAX-FREE BOND FUND
                          -------------------------------------------------------------------------------------
                                                                                   JANUARY 17,   FROM AUGUST 1,
                                    YEAR ENDED DECEMBER 31,            YEAR ENDED    1995 TO      1994 THROUGH
                          ------------------------------------------- DECEMBER 31, DECEMBER 31,   DECEMBER 31,
                                  1997                  1996              1995       1995 (A)     1994 (A)(E)
                          --------------------- --------------------- ------------ ------------  --------------
                          INVESTOR A INVESTOR B INVESTOR A INVESTOR B  INVESTOR A   INVESTOR B
                          ---------- ---------- ---------- ---------- ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $10.41     $10.64    $ 10.51     $10.73     $  9.83       $10.00        $ 10.00
                            ------     ------    -------     ------     -------       ------        -------
Investment Activities
 Net investment income..      0.42**     0.35**     0.40       0.32        0.39         0.27           0.12
 Net realized and
  unrealized gains
  (losses) from
  investments...........        --      (0.02)     (0.10)     (0.09)       0.67         0.73          (0.17)
                            ------     ------    -------     ------     -------       ------        -------
 Total from Investment
  Activities............      0.42       0.33       0.30       0.23        1.06         1.00          (0.05)
                            ------     ------    -------     ------     -------       ------        -------
Distributions
 Net investment income..     (0.38)     (0.31)     (0.40)     (0.32)      (0.38)       (0.27)         (0.12)
 In excess of net
  investment income.....     (0.09)     (0.09)        --         --          --           --             --
 Net realized gains.....     (1.35)     (1.35)        --         --          --           --             --
 Tax return of capital..     (0.03)     (0.03)        --         --          --           --             --
                            ------     ------    -------     ------     -------       ------        -------
 Total Distributions....     (1.85)     (1.78)     (0.40)     (0.32)      (0.38)       (0.27)         (0.12)
                            ------     ------    -------     ------     -------       ------        -------
NET ASSET VALUE,
 END OF PERIOD..........    $ 8.98     $ 9.19    $ 10.41     $10.64     $ 10.51       $10.73        $  9.83
                            ======     ======    =======     ======     =======       ======        =======
Total Return (excludes
 sales/redemption
 charge)................      4.27%      3.24%      2.95%      2.21%      10.96%       10.10%(b)      (0.47)%(b)
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........    $2,411     $1,135    $10,693     $  984     $11,091       $  626        $10,190
Ratio of expenses to
 average net assets.....      1.34%      2.14%      1.45%      2.25%       1.49%        2.27%(c)       1.08%(c)
Ratio of net investment
 income to
 average net assets.....      4.19%      3.39%      3.87%      3.07%       3.77%        3.01%(c)       2.92%(c)
Ratio of expenses to
 average net assets*....      1.96%      2.77%      1.55%      2.36%       1.64%        2.41%(c)       1.44%(c)
Ratio of net investment
 income to
 average net assets*....      3.57%      2.76%      3.77%      2.96%       3.62%        2.87%(c)       2.56%(c)
Portfolio turnover rate
 (d)....................         4%         4%         6%         6%         34%          34%            29%

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
**  Calculated using average shares outstanding throughout the year.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rate is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(e) Audited by other auditors.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.


                                                               BALANCED FUND
                          ----------------------------------------------------------------------------------------
                                                                                   JANUARY 17,   FROM SEPTEMBER 1,
                                    YEAR ENDED DECEMBER 31,            YEAR ENDED    1995 TO       1994 THROUGH
                          ------------------------------------------- DECEMBER 31, DECEMBER 31,    DECEMBER 31,
                                  1997                  1996              1995       1995 (A)       1994 (A)(F)
                          --------------------- --------------------- ------------ ------------  -----------------
                          INVESTOR A INVESTOR B INVESTOR A INVESTOR B  INVESTOR A   INVESTOR B
                          ---------- ---------- ---------- ---------- ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 11.69    $ 12.04    $ 11.36    $ 11.70      $ 9.79       $10.00          $10.00
                           -------    -------    -------    -------      ------       ------          ------
Investment Activities
 Net investment income..      0.23       0.12       0.31       0.26        0.35         0.25            0.10
 Net realized and
  unrealized gains
  (losses) from
  investments...........      1.71       1.77       0.33       0.34        1.66         1.79           (0.18)
                           -------    -------    -------    -------      ------       ------          ------
 Total from Investment
 Activities.............      1.94       1.89       0.64       0.60        2.01         2.04           (0.08)
                           -------    -------    -------    -------      ------       ------          ------
Distributions
 Net investment income..     (0.23)     (0.12)     (0.31)     (0.26)      (0.34)       (0.24)          (0.13)
 Net realized gains.....     (1.10)     (1.10)        --         --       (0.10)       (0.10)             --
                           -------    -------    -------    -------      ------       ------          ------
 Total Distributions....     (1.33)     (1.22)     (0.31)     (0.26)      (0.44)       (0.34)          (0.13)
                           -------    -------    -------    -------      ------       ------          ------
NET ASSET VALUE,
 END OF PERIOD..........   $ 12.30    $ 12.71    $ 11.69    $ 12.04      $11.36       $11.70          $ 9.79
                           =======    =======    =======    =======      ======       ======          ======
Total Return (excludes
 sales/redemption
 charge)................     16.77%     15.82%      5.76%      5.27%      20.83%       20.53%(b)       (0.82)%(c)
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of
 period (000)...........   $ 9,563    $11,483    $10,786    $10,008      $9,427       $5,030          $2,709
Ratio of expenses to
 average net assets.....      1.86%      2.72%      1.70%      2.54%       1.28%        2.04%(d)        1.48%(d)
Ratio of net investment
 income to average net
 assets.................      1.80%      0.93%      2.87%      2.03%       3.48%        2.69%(d)        4.01%(d)
Ratio of expenses to
 average net assets*....      2.07%      2.82%      1.94%      2.68%       1.67%        2.84%(d)        4.61%(d)
Ratio of net investment
 income to average net
 assets*................      1.59%      0.83%      2.63%      1.89%       3.09%        1.89%(d)        0.88%(d)
Portfolio turnover rate
 (e)....................       102%       102%        98%        98%         13%          13%              1%
Average commission rate
 paid (g)...............   $0.0627    $0.0627    $0.0891    $0.0891

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rate is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(f) Audited by other auditors.
(g) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for periods ending prior to September 1, 1996.

See Notes to Financial Statements.

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                                    B-122

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                    STOCK APPRECIATION FUND
                          ------------------------------------------------------------------------------------
                                                                              FROM OCTOBER 1,  FROM OCTOBER 1,
                                    YEAR ENDED DECEMBER 31,                    1995 THROUGH     1995 THROUGH
                          -------------------------------------------------    DECEMBER 31,     DECEMBER 31,
                                  1997                      1996                 1995 (B)        1995 (A)(B)
                          -----------------------   -----------------------   ---------------  ---------------
                          INVESTOR A   INVESTOR B   INVESTOR A   INVESTOR B     INVESTOR A       INVESTOR B
                          ----------   ----------   ----------   ----------   ---------------  ---------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $  9.43      $  9.77      $  9.50      $  9.91         $ 10.00          $10.00
                           -------      -------      -------      -------         -------          ------
Investment Activities
 Net investment loss....     (0.04)       (0.08)       (0.14)       (0.15)          (0.01)          (0.01)
 Net realized and
  unrealized gains
  (losses) from
  investments...........      1.75         1.77         1.10         1.04           (0.12)          (0.08)
                           -------      -------      -------      -------         -------          ------
 Total from Investment
  Activities............      1.71         1.69         0.96         0.89           (0.13)          (0.09)
                           -------      -------      -------      -------         -------          ------
Distributions
 Net realized gains.....     (1.97)       (1.97)       (1.03)       (1.03)          (0.37)             --
                           -------      -------      -------      -------         -------          ------
NET ASSET VALUE,
 END OF PERIOD..........   $  9.17      $  9.49      $  9.43      $  9.77         $  9.50          $ 9.91
                           =======      =======      =======      =======         =======          ======
Total Return (excludes
 sales/redemption
 charge)................     18.79%       17.86%       10.17%        9.05%          (1.20)%(c)      (0.90)%(c)
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of
 period (000)...........   $24,312      $ 1,265      $31,227      $   687         $40,995          $   72
Ratio of expenses to
 average net assets.....      2.11%        2.86%        1.91%        2.64%           1.76%(d)        2.30%(d)
Ratio of net investment
 loss to average net
 assets.................     (0.43)%      (1.20)%      (1.25)%      (2.01)%         (0.49)%(d)      (1.69)%(d)
Ratio of expenses to
 average net assets*....          (g)          (g)          (g)          (g)         1.77%(d)        2.39%(d)
Ratio of net investment
 loss to average net
 assets*................          (g)          (g)          (g)          (g)        (0.50)%(d)      (1.78)%(d)
Portfolio turnover rate
 (e)....................        67%          67%         162%         162%             46%             46%
Average commission rate
 paid (h)...............   $0.0601      $0.0601      $0.0597      $0.0597

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) As of September 30, 1995, the Stock Appreciation Fund acquired all of the assets of the MIM Stock Appreciation Fund and the MIM Stock Growth Fund. Financial highlights for periods prior to September 30, 1995 represent the performance of the MIM Stock Appreciation Fund. The per share data for the periods prior to September 30, 1995 have been restated to reflect the impact of the change of net asset value of the Stock Appreciation Fund on September 30, 1995 from $17.34 to $10.00.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rate is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(f) Audited by other auditors.
(g) There were no waivers or reimbursements during the period.
(h) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for periods ending prior to September 1, 1996.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                              STOCK APPRECIATION FUND
                                             --------------------------------
                                             YEARS ENDED SEPTEMBER 30,
                                             --------------------------------
                                             1995 (F)    1994 (F)    1993 (F)
                                             --------    --------    --------
NET ASSET VALUE,
 BEGINNING OF PERIOD.......................  $  8.25     $ 10.18     $  7.98
                                             -------     -------     -------
Investment Activities
 Net investment loss.......................    (0.07)      (0.12)      (0.17)
 Net realized and unrealized gains
  (losses) from investments................     2.14       (1.26)       2.57
                                             -------     -------     -------
 Total from Investment Activities..........     2.07       (1.38)       2.40
                                             -------     -------     -------
Distributions
 Net realized gains........................    (0.32)      (0.55)      (0.20)
                                             -------     -------     -------
NET ASSET VALUE,
 END OF PERIOD.............................  $ 10.00     $  8.25     $ 10.18
                                             =======     =======     =======
Total Return (excludes sales/redemption
 charge)...................................    25.12%     (13.91)%     30.61%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)..........  $44,500     $47,880     $59,330
Ratio of expenses to average net assets....     2.61%       2.44%       2.47%
Ratio of net investment loss to average net    (0.73)%     (1.35)%     (1.85)%
 assets....................................
Ratio of expenses to average net assets*...         (g)         (g)         (g)
Ratio of net investment loss to average net         (g)         (g)         (g)
 assets*...................................
Portfolio turnover rate (e)................      197%        254%        216%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                         LARGE COMPANY
                                                          SELECT FUND
                                                     ------------------------
                                                     FROM JANUARY 2, 1997
                                                     THROUGH DECEMBER 31,
                                                           1997 (A)
                                                     ------------------------
                                                     INVESTOR A    INVESTOR B
                                                     ----------    ----------
NET ASSET VALUE,
 BEGINNING OF PERIOD...............................   $ 10.00       $ 10.00
                                                      -------       -------
Investment Activities
 Net investment income (loss)......................        --         (0.04)
 Net realized and unrealized gains (losses) from
  investments......................................      2.77          2.72
                                                      -------       -------
 Total from Investment Activities..................      2.77          2.68
                                                      -------       -------
Distributions
 Net realized gains................................     (1.40)        (1.40)
 Tax return of capital.............................     (0.03)           --
                                                      -------       -------
 Total Distributions...............................     (1.43)        (1.40)
                                                      -------       -------
NET ASSET VALUE,
 END OF PERIOD.....................................   $ 11.34       $ 11.28
                                                      =======       =======
Total Return (excludes sales/redemption charge)....     27.93%(b)     26.97%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)..................   $33,614       $ 2,464
Ratio of expenses to average net assets............      1.69%(c)      2.47%(c)
Ratio of net investment income (loss) to average         0.00%(c)     (1.10)%(c)
 net assets........................................
Ratio of expenses to average net assets............          (f)           (f)
Ratio of net investment income to average net                (f)           (f)
 assets............................................
Portfolio turnover rate (d)........................        39%           39%
Average commission rate paid (e)...................   $0.0960       $0.0960

-------
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rate is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.
(f) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                    APPENDIX

--------------------------------------------------------------------------------


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Fund with regard to portfolio investments for the Funds including Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch IBCA Information Services, Inc. ("Fitch") and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Fund and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate bonds)

         Description of the six highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rate Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Description of the six highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA      Debt rated AAA has the highest rating assigned by S&P.
         Capacity to pay interest and repay principal is extremely strong.

         AA       Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A        Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated circumstances.

         BBB      Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB       Bonds which are rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B        Bonds rated B have a greater vulnerability to default but
         currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Description of four highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality.  Protection factors are strong.
         AA       Risk is modest but may vary slightly from time to time
         A-       because of economic conditions.

         A+       Protection factors are average but adequate.  However,
         A        risk factors are more variable and greater in periods
         A-       of economic stress.

         BBB Debt has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles.

         Description of the six highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA      (Highest credit quality). This rating denotes the lowest
         expectation of credit risk. This rating is assigned only in case of exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

         AA       (Very high credit quality). This rating denotes a very low expectation of credit risk. This rating indicates very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

         A        (High credit quality). This rating denotes a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for long-term debt rate "AAA" or "AA."

         BBB      (Good credit quality). This rating indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.
         The "BBB" category is the lowest investment-grade category.

         BB       (Speculative). This rating indicates that there is a
         possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in the "BB" category are not investment grade.

         B        (Highly speculative). This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         Thomson's description of its six highest long-term debt ratings (Thomson may include a plus (+) or minus (-) designation to indicated where within the respective category the issue is placed):

         AAA      The highest category; indicates ability to repay principal and interest on a timely basis is very high.

         AA       The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

         A        The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BBB      The lowest investment grade category and indicates an
         acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         BB       While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

         B        Issues rated B show a higher degree of uncertainty and
         therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.


Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                  - Leading market positions in well-established industries.

                  -         High rates of return on funds employed.

                  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1      This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2      Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3      Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1   Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2   Good certainty of timely payment. Liquidity factors and
         company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3   Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its three highest short-term debt ratings:

         F1+      Issues assigned this rating are regarded as having the
         strongest capacity for timely payment of financial commitments; an added "+" denotes any exceptionally strong credit feature.

         F1       Issues assigned this rating are regarded as having a capacity for timely payment only slightly less than the highest rating, i.e., F1+.

         F2       Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as it is for issues assigned ratings of F1+ or F1.

         Thomson's description of its three highest short-term ratings:

         TBW-1    The highest category; indicates a very high degree of
         likelihood that principal and interest will be paid on a timely basis.

         TBW-2    The second highest category; while the degree of safety
         regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3    The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

                             Registration Statement

                                       of


                              THE RIVERFRONT FUNDS


                                       on

                                    Form N-1A

PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

         (a)      Financial Statements:

         Included in Part A:

         (i)      The Riverfront U.S. Government Securities Money Market Fund

                  Financial Highlights

         (ii)     The Riverfront U.S. Government Income Fund

                  Financial Highlights

         (iii)    The Riverfront Income Equity Fund

                  Financial Highlights

         (iv)     The Riverfront Balanced Fund

                  Financial Highlights

         (v)      The Riverfront Small Company Select Fund

                  Financial Highlights

         (vi)     The Riverfront Large Company Select Fund

                  Financial Highlights

         Included in Part B:


         (i)      The Riverfront U.S. Government Securities Money Market Fund

                  Statement of Assets and Liabilities dated June 30, 1998 (unaudited)

                  Statement of Operations for the period ended June 30, 1998 (unaudited)

                  Statement of Changes in Net Assets for the period ended June 30, 1998 (unaudited)

                  Schedule of Portfolio Investments dated June 30, 1998 (unaudited)

                  Notes to Financial Statements as of June 30, 1998 (unaudited)

                  Financial Highlights for the six month period ended June 30, 1998 (unaudited)


                  Report of Independent Auditors dated February 13, 1998

                  Statement of Assets and Liabilities dated December 31, 1997

                  Statement of Operations for the year ended December 31, 1997

                  Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996

                  Schedule of Portfolio Investments dated December 31, 1997

                  Notes to Financial Statements as of December 31, 1997

                  Financial Highlights for the years ended December 31, 1997, 1996, 1995, 1994 and 1993

         (ii)     The Riverfront U.S. Government Income Fund


                  Statement of Assets and Liabilities dated June 30, 1998 (unaudited)

                  Statement of Operations for the period ended June 30, 1998 (unaudited)

                  Statement of Changes in Net Assets for the period ended June 30, 1998 (unaudited)

                  Schedule of Portfolio Investments dated June 30, 1998 (unaudited)

                  Notes to Financial Statements as of June 30, 1998 (unaudited)

                  Financial Highlights for the six month period ended June 30, 1998 (Investor A and B shares) (unaudited)


                  Report of Independent Auditors dated February 13, 1998

                  Statement of Assets and Liabilities dated December 31, 1997

                  Statement of Operations for the year ended December 31, 1997

                  Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996

                  Schedule of Portfolio Investments dated December 31, 1997

                  Notes to Financial Statements as of December 31, 1997

                  Financial Highlights for the years ended December 31, 1997, 1996, 1995, 1994 and 1993 (Investor A Shares) and for the years ended December 31, 1997 and 1996 and the period from commencement of operations (January 17, 1995) to December 31, 1995 (Investor B Shares)

         (iii)    The Riverfront Income Equity Fund


                  Statement of Assets and Liabilities dated June 30, 1998 (unaudited)

                  Statement of Operations for the period ended June 30, 1998 (unaudited)

                  Statement of Changes in Net Assets for the period ended June 30, 1998 (unaudited)

                  Schedule of Portfolio Investments dated June 30, 1998 (unaudited)

                  Notes to Financial Statements as of June 30, 1998 (unaudited)

                  Financial Highlights for the six month period ended June 30, 1998 (Investor A and B shares) (unaudited)


                  Report of Independent Auditors dated February 13, 1998

                  Statement of Assets and Liabilities dated December 31, 1997

                  Statement of Operations for the year ended December 31, 1997

                  Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996

                  Schedule of Portfolio Investments dated December 31, 1997

                  Notes to Financial Statements as of December 31, 1997

                  Financial Highlights for the years ended December 31, 1997, 1996, 1995, 1994 and 1993 (Investor A Shares) and for the years ended December 31, 1997 and 1996 and the period from commencement of operations (January 17, 1995) to December 31, 1995 (Investor B Shares)

         (iv)     The Riverfront Balanced Fund


                  Statement of Assets and Liabilities dated June 30, 1998 (unaudited)

                  Statement of Operations for the period ended June 30, 1998 (unaudited)

                  Statement of Changes in Net Assets for the period ended June 30, 1998 (unaudited)

                  Schedule of Portfolio Investments dated June 30, 1998 (unaudited)

                  Notes to Financial Statements as of June 30, 1998 (unaudited)

                  Financial Highlights for the six month period ended June 30, 1998 (Investor A and B shares) (unaudited)


                  Report of Independent Auditors dated February 13, 1998

                  Statement of Assets and Liabilities dated December 31, 1997

                  Statement of Operations for the year ended December 31, 1997

                  Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996

                  Schedule of Portfolio Investments dated December 31, 1997

                  Notes to Financial Statements as of December 31, 1997

                  Financial Highlights for the years ended December 31, 1997, 1996 and 1995 and the period from commencement of operations (September 1, 1994) to December 31, 1994 (Investor A shares) and for the years ended December 31, 1997 and 1996 and the period from commencement of operations (January 17, 1995) to December 31, 1995 (Investor B shares)


          (v)     The Riverfront Small Company Select Fund

                  Statement of Assets and Liabilities dated June 30, 1998 (unaudited)

                  Statement of Operations for the period ended June 30, 1998 (unaudited)

                  Statement of Changes in Net Assets for the period ended June 30, 1998 (unaudited)

                  Schedule of Portfolio Investments dated June 30, 1998 (unaudited)

                  Notes to Financial Statements as of June 30, 1998 (unaudited)

                  Financial Highlights for the six month period ended June 30, 1998 (Investor A and B shares) (unaudited)


                  Report of Independent Auditors dated February 13, 1998

                  Statement of Assets and Liabilities dated December 31, 1997

                  Statement of Operations for the year ended December 31, 1997 Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996

                  Schedule of Portfolio Investments dated December 31, 1997

                  Notes to Financial Statements as of December 31, 1997

                  Financial Highlights for the years ended December 31, 1997 and 1996, the period from the date of acquisition (October 1, 1995) through December 31, 1995, and the years ended September 30, 1995, 1994 and 1993 (Investor A shares) and for the years ended December 31, 1997 and 1996 and the period from commencement of operations (October 1, 1995) through December 31, 1995 (Investor B shares)

         (vi)     The Riverfront Large Company Select Fund


                  Statement of Assets and Liabilities dated June 30, 1998 (unaudited)

                  Statement of Operations for the period ended June 30, 1998 (unaudited)

                  Statement of Changes in Net Assets for the period ended June 30, 1998 (unaudited)

                  Statement of Changes in Net Assets for the period ended June 30, 1998 (unaudited)

                  Schedule of Portfolio Investments dated June 30, 1998 (unaudited)

                  Notes to Financial Statements as of June 30, 1998 (unaudited)

                  Financial Highlights for the six month period ended June 30, 1998 (Investor A and B shares) (unaudited)


                  Report of Independent Auditors dated February 13, 1998

                  Statement of Assets and Liabilities dated December 31, 1997

                  Statement of Operations for the period from commencement of operations (January 2, 1997) through December 31, 1997

                  Statements of Changes in Net Assets for the period from commencement of operations (January 2, 1997) through December 31, 1997

                  Schedule of Portfolio Investments dated December 31, 1997

                  Notes to Financial Statements as of December 31, 1997

                  Financial Highlights for the period from commencement of operations (January 2, 1997) through December 31, 1997 (Investor A Shares and Investor B Shares)

         (vii) All required financial statements are included in Part B hereof. All other financial statements and schedules are inapplicable.

             (b)  Exhibits


             (1)  Registrant's Declaration of Trust dated October 11, 1996.

             (2)  Registrant's By-Laws.

             (3)  Not applicable.

             (4) Certificates for shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, filed as Exhibit (1) hereto, define rights of holders of Shares.

          (5)(a) Proposed Investment Advisory Agreement dated as of December 29, 1998, between the Registrant and The Provident Bank.

             (b) Proposed Sub-Investment Advisory Agreement dated as of December 29, 1998, between The Provident Bank and DePrince, Race & Zollo, Inc.

          (6)(a) Proposed Distribution Agreement dated as of December 29, 1998, between Registrant and BISYS Fund Services Limited Partnership.

             (b) Form of Dealer Agreement between BISYS Fund Services Limited Partnership and Provident Securities & Investment Company.

             (7)  Not applicable.

             (8) Proposed Custodian, Fund Accounting and Recordkeeping Agreement dated as of December 29, 1998, between the Registrant and The Provident Bank.

          (9)(a) Proposed Administration Agreement dated as of December 29, 1998, between the Registrant and BISYS Fund Services Limited Partnership.

             (b) Proposed Master Transfer and Recordkeeping Agreement dated as of December 29, 1998, between the Registrant and The Provident Bank.

             (c)  Proposed Shareholder Services Plan.

             (d) Proposed form of Servicing Agreement to Shareholder Services Plan.

             (e) Agreement and Plan of Reorganization and Liquidation dated as of May 29, 1998, between the Registrant and The Riverfront Funds, Inc.

            (10) Opinion of counsel as to the legality of the shares of The Riverfront Funds.

            (11)  Consent of Ernst & Young LLP, independent auditors.


            (12)  Not applicable.

            (13) A copy of the Subscription Agreement is incorporated by reference to Exhibit (13) of Registrant's Registration Statement (No. 33-34154) filed on April 10, 1990.

            (14)  Not applicable.


         (15)(a)  Proposed Investor A Distribution and Shareholder Service
                  Plan.

             (b)  Proposed Investor B Distribution and Shareholder Service Plan.

             (c) Proposed form of Dealer Agreement between BISYS Fund Services Limited Partnership and Provident Securities & Investment Company.


         (16)(a)  Computation of Performance Quotations for The Riverfront
                  U.S. Government Securities Money Market Fund was filed on June 2, 1994, with Post-Effective Amendment No. 7 as Exhibit (16)
                  (a) and is incorporated by reference herein.

             (b) Computation of Performance Quotations for The Riverfront U.S. Government Income Fund and The Riverfront Income Equity Fund was filed on June 2, 1994, with Post-Effective Amendment No. 7 as Exhibit (16)(b) and is incorporated by reference herein.

             (d) Computation of Performance Quotations for The Riverfront Balanced Fund (f/k/a The Riverfront Flexible Growth Fund) was filed on January 31, 1995, with Post-Effective Amendment No. 9 as Exhibit (16)(d) and is incorporated by reference herein.

             (e) Computation of Performance Quotations for The Riverfront Small Company Select Fund (f/k/a The Riverfront Stock Appreciation
                  Fund) was filed on September 21, 1995, with Post-Effective Amendment No. 14 as Exhibit (16)(e) and is incorporated by reference herein.

             (f) Computation of Performance Quotations for The Riverfront Large Company Select Fund was filed on October 18, 1996, as Exhibit
                  (16)(f) to Post-Effective Amendment No. 17 of Registrant's Registration Statement (No. 33-34154) and is incorporated herein by reference.

            (17)  Financial Data Schedules.


            (18)  Rule 18f-3 Plan.


         (19)(a) Powers of Attorney for J. Virgil Early and William M. Higgins are incorporated by reference to Exhibit (17) of Post-Effective Amendment No. 6 to Registrant's Registration Statement (No. 33-34154) filed on March 1, 1994.

             (b) Power of Attorney for Walter B. Grimm is incorporated by reference to Exhibit (18)(c) of Post-Effective Amendment No. 10 to Registrant's Registration Statement (No. 33-34154) filed on April 11, 1995.

             (c) Power of Attorney for Harvey W. Salkin is incorporated by reference to Exhibit (19)(d) of Post-Effective Amendment No. 16 to Registrant's Registration Statement (No. 33-34154) filed on April 26, 1996.

             (d) Power of Attorney for Donald C. Siekmann is incorporated by reference to Exhibit (19)(e) of Post-Effective Amendment No. 25 to Registrant's Registration Statement (No. 33-34154) filed on April 29, 1998.

             (e)  Power of Attorney for William M. Stratman.

             (f) Powers of Attorney for the Trustees and Officers of The Riverfront Funds.

             (g)  Consent of Baker & Hostetler LLP


Item 25.          Persons Controlled by or Under Common Control With Registrant

                  Not Applicable.

Item 26.          Number of Holders of Securities



                                                                                 Number of Record Holders
                                                                                  as of October 23, 1998
                                                                                 ------------------------
                                                                              Investor A          Investor B
                            Title of Series                                     Shares              Shares
                            ---------------                                   ----------          ----------
The Riverfront U.S. Government Securities Money Market Fund, shares of           395                   N/A
capital stock, $.001 par value

The Riverfront U.S. Government Income Fund, shares of capital stock,              33                    58
$.001 par value

The Riverfront Income Equity Fund, shares of capital stock, $.001 par            754                 1,236
value


                                                                                 Number of Record Holders
                                                                                   as of October _, 1998
                                                                                 ------------------------
                                                                              Investor A          Investor B
                            Title of Series                                     Shares              Shares
                            ---------------                                   ----------          ----------
The Riverfront Balanced Fund, shares of capital stock, $.001 par value              41                650

The Riverfront Stock Appreciation Fund, shares of capital stock, $.001           2,878                168
par value

The Riverfront Large Company Select Fund, shares of capital stock,                 122                630
$.001 par value

Item 27.          Indemnification

                  Article VI, Section 6.4 of the Registrant's Declaration of Trust, filed as Exhibit 1 hereto, provides for the indemnification of Registrant's Trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator and transfer agent is provided for, respectively, in Section 1.12 of the Distribution Agreement filed as Exhibit 6(a) hereto, Section 7.A. of the Custodian, Fund Accounting and Recordkeeping Agreement filed as Exhibit 8 hereto, Section 8 of the Investment Advisory Agreement filed as Exhibit 5(a) hereto,
                  Section 8 of the Administration Agreement filed as Exhibit 9(a) hereto, and Section 8 of the Master Transfer and Recordkeeping Agreement filed as Exhibits 9(b) hereto. As of the effective date of this Registration Statement, the Registrant will have obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 28.          Businesses and Other Connections of Investment Adviser

                  (a) To the knowledge of Registrant, none of the officers or directors of The Provident Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment. Set forth below are the names and principal business addresses of the directors and officers who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                                    Position with
  Name                            The Provident Bank                         Other Business
  ----                            ------------------                         --------------
Jack M. Cook                           Director                              President and Chief Executive Officer
                                                                             of Health Alliance of Greater
                                                                             Cincinnati

Thomas D. Grote, Jr.                   Director                              President, Thomas J. Dyer Company

Joseph A. Podoto                       Director                              President, JLM Financial, Inc.

Sidney A. Peerless, M.D.               Director                              President of E.N.T. Associates; staff
                                                                             member at several hospitals in the
                                                                             Cincinnati area

Edwin Riley                            Director                              Managing Director of Phoenix
                                                                             Investment Council

Joseph A. Steger, Ph.D.                Director                              President, University of Cincinnati

         (b) To the knowledge of Registrant, none of the officers or directors of DePrince, Race & Zollo, Inc. ("DRZ") is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment.

Item 29.          Principal Underwriter


                  (a) BISYS Fund Services Limited Partnership, d/b/a BISYS Fund Services, acts as administrator and distributor for Registrant. BISYS Fund Services currently serves as distributor of the following management investment companies: Alpine Equity Trust, American Performance Funds, AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, Inc., The Eureka Funds, Inc., Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., INTRUST Funds Trust, The Kent Funds, Magna Funds, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.& T. Funds, Pacific Capital Funds, Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, Puget Sound Alternative Investment Series Trust, The Republic Funds Trust, The Republic Advisors Funds Trust, SBSF Funds, Inc., d/b/a Key Mutual Funds, Sefton Funds, The Sessions Group, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Funds, and Vintage Funds, Inc.


                  (b) To the best of Registrant's knowledge, the partners of BISYS Fund Services are as follows:

        Name and Principal                          Positions and Offices with              Positions and Offices
        Business Address                               BISYS Fund Services                      with Registrant
        ------------------                          --------------------------              ---------------------
The BISYS Group, Inc.                               Sole Shareholder of BISYS Fund                  None
150 Clove Road                                      Services, Inc.
Little Falls, New Jersey 07424

        Name and Principal                          Positions and Offices with              Positions and Offices
        Business Address                               BISYS Fund Services                      with Registrant
        ------------------                          --------------------------              ---------------------
BISYS Fund Services, Inc.                           Sole General Partner                            None
150 Clove Road
Little Falls, New Jersey 07424

WC Subsidiary Corporation                           Limited Partner                                 None
150 Clove Road
Little Falls, New Jersey 07424

                  (c)   None

Item 30.          Location of Accounts and Records

                  (1) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and distributor).

                  (2) The Provident Bank, One East Fourth Street, Cincinnati, Ohio 45202 (records relating to its functions as investment adviser, manager, custodian, transfer agent and fund accountant).

                  (3) DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando, Florida 32801 (records relating to its functions as sub-investment adviser for The Riverfront Income Equity Fund).


                  (4) Baker & Hostetler LLP, 65 East State Street, Columbus, Ohio 43215 (Declaration of Trust, Bylaws and Minutes).

Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings

                  Registrant hereby undertakes to hold a special meeting of shareholders of the Trust for the purpose of considering the removal of one or more of the Trust's Trustees upon the written request therefor from shareholders owning not less than 10% of the outstanding votes of the Trust entitled to vote and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, in the State of Ohio, on the 28th day of October, 1998.


                                         THE RIVERFRONT FUNDS, INC.


                                         By /s/ Walter B. Grimm
                                            ------------------------------------
                                            Walter B. Grimm
                                            President and Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities designated on the 28th day of October, 1998.

SIGNATURES                                       TITLE
----------                                       -----

/s/ Walter B. Grimm                              President and Director
------------------------
Walter B. Grimm

/s/ Gary R. Tenkman                              Treasurer (Principal Accounting
------------------------                         and Financial Officer)
Gary R. Tenkman

/s/* J. Virgil Early                             Director
------------------------
J. Virgil Early

/s/* William M. Higgins                          Director
------------------------
William M. Higgins

/s/* Harvey M. Salkin                            Director
------------------------
Harvey M. Salkin

/s/* Donald C. Siekmann                          Director
------------------------
Donald C. Siekmann

/s/* William N. Stratman                         Director
------------------------
William N. Stratman


                                        *By /s/ Stephen G. Mintos
                                            ------------------------
                                            Stephen G. Mintos, Attorney-in-Fact

* Stephen G. Mintos, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officer of the Registrant pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Riverfront Funds (i) expressly adopts this Registration Statement, including prior amendments, of The Riverfront Funds, Inc. as its own for all purposes, as set forth in Rule 414(d) of the Securities Act of 1933, and
(ii) certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, in the State of Ohio, on the 28th day of October, 1998.

                                         THE RIVERFRONT FUNDS


                                         By /s/ Walter B. Grimm
                                            ------------------------
                                            Walter B. Grimm
                                            President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities designated on the 28th day of October, 1998.

SIGNATURES                                  TITLE
----------                                  -----

/s/ Walter B. Grimm                         President and Trustee
------------------------
Walter B. Grimm

/s/ Gary R. Tenkman                         Treasurer (Principal Accounting and
------------------------                    Financial Officer)
Gary R. Tenkman

/s/* J. Virgil Early                        Trustee
------------------------
J. Virgil Early

/s/* William M. Higgins                     Trustee
------------------------
William M. Higgins

/s/* Harvey M. Salkin                       Trustee
------------------------
Harvey M. Salkin

/s/* Donald C. Siekmann                     Trustee
------------------------
Donald C. Siekmann

/s/* William N. Stratman                    Trustee
------------------------
William N. Stratman


                                                    *By /s/ Walter B. Grimm
                                                        -------------------
                                                        Walter B. Grimm
                                                        Attorney-in-Fact

* Walter B. Grimm, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees of The Riverfront Funds pursuant to powers of attorney duly executed by such persons.

                                Index to Exhibits

Sequentially
Numbered
Exhibit No.
-----------
(1)                        The Registrant's Declaration of Trust.

(2)                        Bylaws of Registrant.

(5)(a) Proposed Investment Advisory Agreement dated as of December 29, 1998, between Registrant and The Provident Bank.

   (b) Proposed Sub-Investment Advisory Agreement dated as of December 29, 1998, between The Provident Bank and DePrince, Race & Zollo, Inc.

(6)(a) Proposed Distribution Agreement dated as of December 29, 1998, between Registrant and BISYS Fund Services Limited Partnership.

   (b) Proposed form of Dealer Agreement between BISYS Fund Services Limited Partnership and Provident Securities & Investment Company.

(8) Proposed Custodian, Fund Accounting and Recordkeeping Agreement dated as of December 29, 1998, between Registrant and The Provident Bank.

(9)(a) Proposed Administration Agreement dated as of December 29, 1998, between the Registrant and BISYS Fund Services Limited Partnership.

   (b) Proposed Master Transfer and Recordkeeping Agreement dated as of December 29, 1998, between Registrant and The Provident Bank.

   (c)                     Proposed Shareholder Services Plan.

   (d)                     Proposed form of Servicing Agreement to Shareholder
                           Services Plan.

   (e) Agreement and Plan of Reorganization and Liquidation dated as of May 29, 1998, between the Registrant and The Riverfront Funds, Inc.

(10) An Opinion of Counsel as to the legality of the shares of Registrant.

(11)                       Consent of Ernst & Young LLP, independent auditors.

(13) The Subscription Agreement. Filed as an Exhibit to Registrant's Registration Statement on April 10, 1990.

(15)(a)                    Proposed Investor A Distribution and Shareholder
                           Service Plan.

    (b)                    Proposed Investor B Distribution and Shareholder
                           Service Plan.

    (c) Proposed form of Dealer Agreement between BISYS Fund Services Limited Partnership and Provident Securities & Investment Company.

(16)(a) Schedules for the calculation of performance quotations for The Riverfront U.S. Government Securities Money Market Fund were filed as Exhibit
                           (16)(a) to Registrant's Post-Effective Amendment No. 7 on June 2, 1994.

    (b) Schedules for the calculation of performance quotations for The Riverfront U.S. Government Income Fund and The Riverfront Income Equity Fund were filed as Exhibit (16)(b) to Registrant's Post-Effective Amendment No. 7 on June 2, 1994.

    (d) Schedule for the calculation of performance quotations for The Riverfront Balanced Fund (f/k/a The Riverfront Flexible Growth Fund) was filed as Exhibit (16)(d) to Registrant's Post-Effective Amendment No. 9 on January 31, 1995.

    (e) Schedule for the calculation of performance quotations for The Riverfront Stock Appreciation Fund was filed as Exhibit (16)(e) to Registrant's Post-Effective Amendment No. 14 on September 21, 1995.

    (f) Schedule for the calculation of performance quotations for The Riverfront Large Company Select Fund was filed as Exhibit (16)(f) to Post-Effective Amendment No. 17 to Registrant's Registration Statement (No. 33-34154) filed on October 18, 1996.

(17)                       Financial Data Schedules.


(18)                       Proposed Rule 18f-3 Plan.


(19)(a)                    Powers of Attorney for J. Virgil Early and William M.
                           Higgins were filed as Exhibit (17) to Registrant's Post-Effective Amendment No. 6 to Registrant's Registration Statement (No. 33-34154) on March 1, 1994.

    (a) Power of Attorney for Walter B. Grimm was filed as Exhibit (18)(c) to Post-Effective Amendment No. 10 to Registrant's Registration Statement (No. 33-34154) on April 11, 1995.

    (c) Power of Attorney for Harvey W. Salkin was filed as Exhibit (19)(d) to Post-Effective Amendment No. 16 to Registrant's Registration Statement (No. 33-34154) on April 26, 1996.

    (d) Power of Attorney for Donald C. Siekmann was filed as Exhibit (19)(d) to Post-Effective Amendment No. 25 to Registrant's Registration Statement (No. 33-34154) on April 29, 1998.


    (e)                    Power of Attorney for William M. Stratman.

    (f) Powers of Attorney for the Trustees and Officers of The Riverfront Funds.

    (g)                    Consent of Baker & Hostetler LLP.

     As filed with the Securities and Exchange Commission October 29, 1998.

                                              1933 Act Registration No. 33-34154
                                                      1940 Act File No. 811-6082



                                   EXHIBITS TO



                                    FORM N-1A




             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]



                         Post-Effective Amendment No. 26                   [X]

                                       and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT             [X]
                               COMPANY ACT OF 1940


                                Amendment No. 27                           [X]


                              The Riverfront Funds
               (Exact Name of Registrant as Specified in Charter)


                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Offices)


                         Registrant's Telephone Number:
                                 (614) 470-8000